Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (99.4%)
Australia ( 4 .5% )
ALS Ltd. 7,236 $ 114,425
ANZ Group Holdings Ltd. 49,558 1,212,911
APA Group 13,435 94,319
BlueScope Steel Ltd. 20,063 442,694
Brambles Ltd. 28,237 380,832
Coles Group Ltd. 31,730 535,367
Commonwealth Bank of Australia 24,160 2,753,628
Computershare Ltd. 10,879 288,328
CSL Ltd. 6,142 487,922
Evolution Mining Ltd. 74,083 602,674
Fortescue Ltd. 59,587 790,034
Goodman Group 34,095 734,845
Insurance Australia Group Ltd. 43,472 243,491
Lynas Rare Earths Ltd.(a) 31,020 387,869
Macquarie Group Ltd. 5,808 1,006,458
Medibank Pvt. Ltd. 48,955 168,453
National Australia Bank Ltd. 44,566 1,168,181
Northern Star Resources Ltd. 57,077 748,852
PLS Group Ltd.(a) 113,842 395,669
Pro Medicus Ltd.(b) 1,401 197,323
Qantas Airways Ltd. 30,377 223,355
QBE Insurance Group Ltd. 23,295 406,272
REA Group Ltd. 2,000 192,736
Scentre Group 82,988 221,783
SGH Ltd. 2,939 94,904
Sigma Healthcare Ltd. 67,168 127,885
South32 Ltd. 199,025 537,400
Suncorp Group Ltd. 15,911 212,498
Telstra Group Ltd. 60,591 213,107
Transurban Group 62,408 621,334
Vicinity Ltd. 58,647 104,759
Wesfarmers Ltd. 19,122 1,196,816
Westpac Banking Corp. 50,967 1,242,455
WiseTech Global Ltd.(b) 4,376 99,981
Woolworths Group Ltd. 23,613 654,429
18,903,989
Austria ( 0 .3% )
ANDRITZ AG(b) 1,109 95,796
Erste Group Bank AG 3,845 514,455
OMV AG 5,508 347,083
Verbund AG 1,214 77,124
voestalpine AG 2,907 135,652
1,170,110
Belgium ( 0 .6% )
Ackermans & van Haaren NV 314 102,538
Ageas SA/NV 180 14,397
Anheuser-Busch InBev SA/NV 14,032 1,164,955
D'ieteren Group(b) 300 58,410
Elia Group SA/NV 986 157,499
Financiere de Tubize SA 376 99,242
Groupe Bruxelles Lambert NV 2,801 255,074
KBC Group NV 2,259 307,929
Lotus Bakeries NV(b) 5 66,385
Sofina SA 49 12,463
Shares Value
UCB SA 1,679 $ 502,627
2,741,519
Canada ( 9 .4% )
Agnico Eagle Mines Ltd. 9,838 1,528,575
Alamos Gold, Inc., Class A 15,844 480,375
Alimentation Couche-Tard, Inc. 15,279 973,892
AltaGas Ltd. 10,486 387,352
Aritzia, Inc.(a) 1,104 121,738
Bank of Montreal 11,046 1,952,336
Bank of Nova Scotia (The) 19,931 1,732,342
BCE, Inc. 3,554 76,555
Brookfield Asset Management Ltd., Class A 5,264 236,133
Brookfield Corp., Class A 32,194 1,373,565
Cameco Corp. 12,079 1,231,194
Canadian Imperial Bank of Commerce(b) 15,627 1,799,543
Canadian National Railway Co. 9,532 1,137,522
Canadian Pacific Kansas City Ltd. 16,119 1,397,491
CCL Industries, Inc., Class B(b) 2,920 190,384
Celestica, Inc.(a) 2,082 759,312
CGI, Inc.(b) 2,985 192,938
Constellation Software, Inc. 345 649,498
Dollarama, Inc. 4,886 646,368
Emera, Inc.(b) 3,063 162,475
Fortis, Inc.(b) 6,782 388,533
George Weston Ltd. 1,537 110,324
Gildan Activewear, Inc. 2,170 111,878
Great-West Lifeco, Inc. 4,815 306,809
Hudbay Minerals, Inc. 12,148 286,858
Hydro One Ltd.(c) 9,010 371,645
iA Financial Corp., Inc. 751 103,697
IGM Financial, Inc.(b) 387 21,606
Intact Financial Corp. 2,552 526,703
Ivanhoe Mines Ltd., Class A(a)(b) 33,261 260,553
Kinross Gold Corp. 37,602 890,305
Loblaw Cos. Ltd.(b) 14,491 657,395
Lundin Gold, Inc. 2,570 138,643
Lundin Mining Corp. 28,372 691,371
Magna International, Inc. 5,737 377,248
Manulife Financial Corp. 31,308 1,269,759
Metro, Inc., Class A(b) 5,346 341,812
National Bank of Canada 5,792 914,427
Nutrien Ltd.(b) 8,348 525,925
Power Corp. of Canada(b) 11,718 730,552
Quebecor, Inc., Class B 2,393 114,213
RB Global, Inc.(b) 3,301 384,296
Rogers Communications, Inc., Class B(b) 6,916 224,999
Royal Bank of Canada 20,430 4,230,483
Saputo, Inc.(b) 4,308 124,782
Shopify, Inc., Class A(a) 18,799 2,150,201
Stantec, Inc. 2,482 171,189
Sun Life Financial, Inc. 9,852 773,503
Teck Resources Ltd., Class B 18,719 1,114,891
TELUS Corp. 4,926 52,099
TFI International, Inc. 1,045 150,423
Thomson Reuters Corp.(b) 2,868 234,253
TMX Group Ltd. 4,688 153,474
Toromont Industries Ltd. 1,587 260,970
Toronto-Dominion Bank (The) 25,601 3,112,735

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Canada (cont’d)
WSP Global, Inc.(b) 1,810 $ 224,423
39,532,565
Denmark ( 1 .1% )
ALK-Abello A/S, Class B 2,108 78,692
Carlsberg A/S, Class B 982 128,619
Danske Bank A/S 9,894 529,664
Demant A/S(a)(b) 1,906 78,144
DSV A/S 2,300 544,618
Genmab A/S(a) 992 272,200
Jyske Bank A/S 161 23,246
NKT A/S(a) 544 81,164
Novo Nordisk A/S, Class B 39,455 1,897,464
Novonesis Novozymes B, Class B 5,740 362,301
Orsted A/S(a)(c) 5,645 126,678
Pandora A/S 878 100,743
ROCKWOOL A/S, Class B 2,170 69,396
Tryg A/S 334 7,602
Vestas Wind Systems A/S 14,847 418,970
4,719,501
Finland ( 1 .0% )
Amer Sports, Inc.(a) 2,020 68,357
Elisa OYJ 2,164 90,843
Fortum OYJ 6,442 149,347
Kesko OYJ, Class B 5,648 126,229
Kone OYJ, Class B 4,309 244,991
Konecranes OYJ 3,040 93,368
Metso OYJ 7,777 135,067
Neste OYJ 16,536 541,125
Nokia OYJ 79,120 1,044,601
Nordea Bank Abp 38,879 736,373
Orion OYJ, Class B 1,770 145,512
Sampo OYJ, Class A 21,433 225,155
Stora Enso OYJ, Class R 15,219 162,172
UPM-Kymmene OYJ 7,033 186,433
Wartsila OYJ Abp 4,845 184,788
4,134,361
France ( 5 .7% )
Accor SA 3,016 175,199
Air Liquide SA 10,118 2,003,260
Alstom SA(a)(b) 3,574 62,133
Amundi SA(c) 124 11,894
AXA SA 26,184 1,311,897
BNP Paribas SA 14,596 1,703,429
Bouygues SA 5,053 281,807
Bureau Veritas SA 5,135 157,125
Capgemini SE 2,870 288,444
Carrefour SA 5,130 95,250
Cie de Saint-Gobain SA 12,127 1,096,865
Cie Generale des Etablissements Michelin
SCA 10,372 399,973
Covivio SA 1,488 91,130
Credit Agricole SA 16,001 321,685
Danone SA 11,560 947,575
Dassault Systemes SE 11,279 229,589
Edenred SE 3,803 97,769
Eiffage SA 1,285 189,550
Shares Value
Elis SA 3,425 $ 106,053
Engie SA 28,671 903,834
EssilorLuxottica SA 4,931 924,284
Eurofins Scientific SE 2,958 231,720
Gecina SA 736 61,852
Getlink SE 6,891 146,450
Hermes International SCA 444 810,688
Ipsen SA 537 103,572
Kering SA 803 226,900
Legrand SA 3,717 627,288
L'Oreal SA 3,194 1,400,117
LVMH Moet Hennessy Louis Vuitton SE 3,249 1,797,128
Orange SA 27,496 518,536
Pernod Ricard SA 3,371 245,970
Publicis Groupe SA 3,882 383,500
Renault SA 2,221 63,646
Rexel SA 4,100 179,001
Safran SA 5,512 2,172,814
Sartorius Stedim Biotech 298 61,834
SCOR SE 3,643 132,117
Societe Generale SA 8,615 761,591
Sodexo SA(b) 1,032 59,725
SOITEC(a) 566 75,859
SPIE SA 1,456 83,847
Thales SA 1,548 397,614
Unibail-Rodamco-Westfield 1,184 138,598
Vallourec SACA(a) 5,083 119,003
Veolia Environnement SA 11,080 461,331
Vinci SA 7,882 1,150,963
23,810,409
Germany ( 6 .1% )
adidas AG 2,528 518,196
AIXTRON SE 1,297 77,980
Allianz SE 5,552 2,626,932
Aurubis AG 629 130,228
Bayerische Motoren Werke AG 3,542 231,736
Beiersdorf AG 1,267 109,068
BioNTech SE ADR(a) 1,200 111,660
Birkenstock Holding plc(a)(b) 1,732 74,528
Brenntag SE(b) 1,934 117,517
Commerzbank AG(b) 12,161 517,317
Continental AG 1,827 150,636
CTS Eventim AG & Co. KGaA 1,237 72,154
Daimler Truck Holding AG 10,001 482,225
Deutsche Boerse AG 2,852 778,176
Deutsche Post AG 14,953 907,229
Deutsche Telekom AG 49,436 1,347,181
E.ON SE 28,893 595,062
Evonik Industries AG(b) 6,498 117,903
Fresenius SE & Co. KGaA 4,725 215,789
GEA Group AG 2,842 194,998
Hannover Rueck SE 852 235,975
HeidelbergCement AG 4,304 820,773
Henkel AG & Co. KGaA 2,892 228,664
HOCHTIEF AG 147 85,157
Infineon Technologies AG 21,595 2,015,162
KION Group AG 1,612 71,409
Knorr-Bremse AG 1,105 128,277
Mercedes-Benz Group AG 9,748 489,184

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
Merck KGaA 2,236 $ 375,180
MTU Aero Engines AG 857 356,334
Muenchener Rueckversicherungs-
Gesellschaft AG 1,866 1,041,527
Nemetschek SE 2,822 171,217
Nordex SE(a) 1,805 95,283
SAP SE 15,800 2,419,113
Scout24 SE(c) 2,260 186,828
Siemens AG 11,756 3,776,521
Siemens Energy AG 12,532 2,374,101
Siemens Healthineers AG(c) 3,466 135,441
Symrise AG, Class A 1,484 148,909
Talanx AG 800 101,097
thyssenkrupp AG 15,393 183,004
Tkms AG & Co. KGaA(a) 962 81,999
Volkswagen AG 2,542 209,268
Vonovia SE 13,546 334,163
Zalando SE(a)(c) 4,638 134,445
25,575,546
Hong Kong ( 1 .3% )
AIA Group Ltd. 147,600 1,344,667
ASMPT Ltd. 4,400 133,972
BOC Hong Kong Holdings Ltd. 71,000 383,659
Chow Tai Fook Jewellery Group Ltd.(b) 72,400 100,622
CK Infrastructure Holdings Ltd. 500 3,806
CLP Holdings Ltd. 24,500 228,667
Hong Kong & China Gas Co. Ltd.(b) 124,000 102,769
Hong Kong Exchanges & Clearing Ltd. 15,800 731,290
Hongkong Land Holdings Ltd. 14,200 101,104
Lenovo Group Ltd. 114,000 334,608
Link REIT 53,200 247,588
Power Assets Holdings Ltd. 7,000 50,964
Prudential plc 29,611 393,953
Sino Land Co. Ltd. 108,000 141,561
Sun Hung Kai Properties Ltd. 15,500 221,941
Swire Pacific Ltd., Class A 2,500 26,043
Techtronic Industries Co. Ltd. 22,500 371,517
WH Group Ltd.(c) 173,500 183,392
Wharf Holdings Ltd. (The) 57,000 131,546
Wharf Real Estate Investment Co. Ltd. 50,000 136,302
5,369,971
Ireland ( 0 .5% )
AerCap Holdings NV 3,187 464,601
AIB Group plc 20,637 242,283
Bank of Ireland Group plc 20,227 402,715
Kerry Group plc, Class A 2,886 264,958
Kingspan Group plc 6,800 621,186
1,995,743
Israel ( 0 .7% )
Bank Hapoalim BM 30,854 711,150
Check Point Software Technologies Ltd.(a) 2,185 287,175
Enlight Renewable Energy Ltd.(a) 3,548 313,565
Mizrahi Tefahot Bank Ltd. 3,086 204,292
Nova Ltd.(a)(b) 977 530,452
Phoenix Financial Ltd. 4,254 235,297
Shares Value
Tower Semiconductor Ltd.(a) 3,354 $ 874,187
3,156,118
Italy ( 2 .4% )
A2A SpA 32,302 83,413
Banco BPM SpA 9,715 167,726
BPER Banca SpA 14,556 228,386
Brunello Cucinelli SpA 831 78,429
Coca-Cola HBC AG 3,360 219,278
Enel SpA 129,090 1,482,947
Ferrari NV 2,056 761,958
FinecoBank Banca Fineco SpA 8,661 217,218
Generali(b) 16,264 791,832
Hera SpA 16,811 70,149
Intesa Sanpaolo SpA 217,380 1,487,787
Italgas SpA 9,340 108,160
Moncler SpA 3,312 192,166
Poste Italiane SpA(b) 7,917 258,896
PRADA SpA(b) 17,500 88,629
Prysmian SpA 4,986 832,047
Recordati Industria Chimica e Farmaceutica
SpA 1,834 107,501
Ryanair Holdings plc 8,766 273,938
Snam SpA 41,703 300,956
Telecom Italia SpA(a) 30,527 277,576
Terna - Rete Elettrica Nazionale 28,519 333,679
UniCredit SpA 21,647 1,935,672
10,298,343
Japan ( 15 .6% )
Advantest Corp. 11,600 2,307,230
Aeon Co. Ltd. 26,300 216,909
AGC, Inc. 9,800 419,798
Aisin Corp. 12,800 172,128
Ajinomoto Co., Inc. 15,300 552,642
ANA Holdings, Inc. 4,300 78,492
Asahi Group Holdings Ltd. 24,200 230,398
Asahi Kasei Corp. 17,800 196,069
Asics Corp. 8,600 231,403
Astellas Pharma, Inc. 25,800 345,121
Bandai Namco Holdings, Inc. 7,900 183,853
Bridgestone Corp.(b) 13,000 272,641
Canon, Inc.(b) 14,400 367,273
Capcom Co. Ltd.(b) 4,900 90,770
Central Japan Railway Co. 6,300 134,412
Chugai Pharmaceutical Co. Ltd. 10,000 463,360
Daifuku Co. Ltd. 4,800 210,339
Daiichi Life Group, Inc. 41,900 458,311
Daiichi Sankyo Co. Ltd. 15,900 255,083
Daikin Industries Ltd. 3,800 576,912
Daiwa House Industry Co. Ltd. 8,800 239,058
Daiwa Securities Group, Inc. 36,800 361,108
Denso Corp. 24,300 280,370
Disco Corp. 1,500 749,654
East Japan Railway Co. 14,100 295,537
Ebara Corp. 8,200 315,503
FANUC Corp. 15,600 705,667
Fast Retailing Co. Ltd. 2,400 1,222,325
Fuji Electric Co. Ltd. 4,100 340,795
FUJIFILM Holdings Corp. 19,800 424,142

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Fujikura Ltd. 23,800 $ 913,093
Fujitsu Ltd. 24,200 483,271
Hoya Corp. 5,100 813,955
Ibiden Co. Ltd. 3,300 483,345
IHI Corp. 17,200 286,834
Isuzu Motors Ltd. 16,600 219,554
ITOCHU Corp. 80,900 922,467
Japan Exchange Group, Inc. 14,500 182,370
Japan Post Bank Co. Ltd. 20,600 388,067
JX Advanced Metals Corp. 19,000 513,927
Kajima Corp. 5,800 209,463
Kao Corp.(b) 11,600 229,938
Kawasaki Heavy Industries Ltd. 12,400 222,879
KDDI Corp. 46,900 791,786
Keyence Corp. 2,900 1,445,764
Kikkoman Corp.(b) 15,500 159,009
Kinden Corp. 2,200 107,514
Kirin Holdings Co. Ltd. 11,100 191,867
Komatsu Ltd. 14,900 575,675
Kubota Corp. 17,300 285,735
Kyocera Corp. 27,200 595,708
Lasertec Corp. 1,100 336,234
LY Corp.(b) 61,100 163,014
Makita Corp. 4,800 170,957
Marubeni Corp. 17,900 516,320
Mitsubishi Chemical Group Corp. 51,100 354,663
Mitsubishi Electric Corp. 35,300 1,275,702
Mitsubishi Estate Co. Ltd. 20,100 512,405
Mitsubishi HC Capital, Inc.(b) 29,700 240,018
Mitsubishi Heavy Industries Ltd. 52,400 1,181,453
Mitsubishi UFJ Financial Group, Inc. 160,900 3,173,568
Mitsui Fudosan Co. Ltd. 47,800 440,679
Mizuho Financial Group, Inc. 35,600 1,695,322
MS&AD Insurance Group Holdings, Inc. 19,700 513,718
Murata Manufacturing Co. Ltd. 27,500 1,927,258
NEC Corp. 15,100 364,510
Nintendo Co. Ltd. 13,000 544,881
Nippon Paint Holdings Co. Ltd.(b) 18,000 116,572
Nippon Sanso Holdings Corp. 2,600 95,880
Nitori Holdings Co. Ltd.(b) 3,500 51,974
Nitto Denko Corp. 7,400 144,273
Nomura Holdings, Inc. 62,600 544,206
Nomura Research Institute Ltd. 6,900 194,869
NTT, Inc. 373,500 333,082
Obayashi Corp. 10,600 212,332
Oriental Land Co. Ltd.(b) 20,400 312,408
ORIX Corp. 19,700 745,012
Osaka Gas Co. Ltd. 8,400 281,868
Otsuka Holdings Co. Ltd. 6,600 438,593
Pan Pacific International Holdings Corp. 17,500 88,579
Panasonic Holdings Corp. 34,000 941,407
Rakuten Group, Inc.(a) 27,700 128,351
Recruit Holdings Co. Ltd. 21,100 1,470,297
Renesas Electronics Corp. 25,400 750,932
Resona Holdings, Inc. 43,600 564,726
Rohm Co. Ltd.(b) 4,100 135,763
Ryohin Keikaku Co. Ltd. 4,500 97,946
SBI Holdings, Inc. 4,200 68,168
Shares Value
SCREEN Holdings Co. Ltd. 2,300 $ 251,862
Secom Co. Ltd. 4,600 182,648
Sekisui House Ltd. 14,000 291,202
Seven & i Holdings Co. Ltd. 30,400 365,896
Shin-Etsu Chemical Co. Ltd. 28,500 1,228,377
Shionogi & Co. Ltd. 13,100 224,705
SMC Corp. 800 350,712
SoftBank Corp. 502,900 643,645
SoftBank Group Corp. 57,300 2,101,417
Sompo Holdings, Inc. 14,700 563,969
Sony Group Corp. 83,200 1,678,379
Subaru Corp.(b) 7,200 105,834
SUMCO Corp. 3,500 86,728
Sumitomo Electric Industries Ltd. 51,200 921,691
Sumitomo Mitsui Financial Group, Inc. 55,300 2,158,331
Sumitomo Mitsui Trust Group, Inc. 9,600 357,620
Suntory Beverage & Food Ltd.(b) 4,800 132,757
T&D Holdings, Inc. 8,900 263,122
Taiyo Yuden Co. Ltd.(b) 2,100 260,248
Takeda Pharmaceutical Co. Ltd. 25,500 808,466
TDK Corp. 32,500 713,583
Terumo Corp. 23,500 322,882
Tokio Marine Holdings, Inc. 23,800 1,054,200
Tokyo Electron Ltd. 6,800 3,226,544
Tokyo Gas Co. Ltd. 7,300 274,814
TOPPAN Holdings, Inc. 6,400 200,941
Toray Industries, Inc. 43,700 303,034
Toyota Motor Corp. 152,000 2,547,434
Unicharm Corp.(b) 15,500 89,952
Yaskawa Electric Corp. 4,000 172,871
Yokohama Financial Group, Inc. 18,100 192,861
65,924,189
Netherlands ( 4 .9% )
ABN AMRO Bank NV CVA(c) 6,287 267,084
Adyen NV(a)(c) 337 315,900
Akzo Nobel NV(b) 3,239 219,610
Argenx SE(a) 1,030 954,919
ASM International NV 857 979,698
ASML Holding NV 5,337 10,497,194
ASR Nederland NV 216 16,299
BE Semiconductor Industries NV 1,197 392,664
CTP NV(c) 4,689 85,508
Euronext NV(c) 1,246 199,315
Heineken Holding NV 1,146 87,404
Heineken NV 3,341 280,963
IMCD NV 1,055 95,230
ING Groep NV 40,697 1,286,666
Koninklijke Ahold Delhaize NV 17,829 717,481
Koninklijke KPN NV 61,402 302,802
Koninklijke Vopak NV 2,749 143,356
Magnum Ice Cream Co. NV (The)(a)(b) 7,259 126,280
Nebius Group NV, Class A(a)(b) 2,992 826,301
NN Group NV 2,605 228,176
NXP Semiconductors NV 4,011 1,127,211
Prosus NV 18,365 797,176
Universal Music Group NV 18,201 381,199
Wolters Kluwer NV 4,307 277,751
20,606,187

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 26,550 $ 125,910
Fisher & Paykel Healthcare Corp. Ltd. 12,473 276,348
Meridian Energy Ltd. 16,826 55,618
Xero Ltd.(a) 4,554 227,707
685,583
Norway ( 0 .5% )
DNB Bank ASA 13,460 400,734
Gjensidige Forsikring ASA 4,054 109,679
Kongsberg Gruppen ASA 7,991 240,816
Mowi ASA 12,251 226,245
Norsk Hydro ASA 50,298 456,307
Orkla ASA 22,776 239,759
Salmar ASA 1,855 86,805
Telenor ASA 15,140 216,887
Yara International ASA 2,750 120,963
2,098,195
Portugal ( 0 .1% )
Banco Comercial Portugues SA, Class R 102,093 120,734
EDP SA 23,620 123,633
Jeronimo Martins SGPS SA 4,435 84,930
329,297
Singapore ( 1 .3% )
CapitaLand Integrated Commercial Trust 52,100 95,441
CapitaLand Investment Ltd. 43,800 84,299
DBS Group Holdings Ltd. 31,150 1,574,655
Grab Holdings Ltd., Class A(a) 27,851 104,998
Keppel Ltd. 6,600 55,810
Oversea-Chinese Banking Corp. Ltd. 49,900 956,152
Singapore Airlines Ltd. 37,900 224,983
Singapore Exchange Ltd. 15,000 279,189
Singapore Technologies Engineering Ltd. 35,900 288,310
Singapore Telecommunications Ltd. 151,600 516,758
STMicroelectronics NV(b) 8,803 648,660
United Overseas Bank Ltd. 20,000 614,647
5,443,902
South Korea ( 8 .8% )
Doosan Enerbility Co. Ltd.(a) 7,672 429,826
Ecopro BM Co. Ltd. 717 65,948
Hana Financial Group, Inc. 4,389 324,649
HD Hyundai Electric Co. Ltd. 459 287,967
HMM Co. Ltd. 6,291 75,567
Hyosung Heavy Industries Corp. 39 86,544
Hyundai Mobis Co. Ltd. 1,113 359,194
Hyundai Motor Co. 2,494 796,831
Kakao Corp. 3,419 76,245
KB Financial Group, Inc. 5,274 541,255
Kia Corp. 3,696 329,212
LG Chem Ltd. 1,035 187,052
LG Electronics, Inc. 1,212 158,805
LG Energy Solution Ltd.(a) 883 206,316
LG Innotek Co. Ltd. 114 72,184
LS Electric Co. Ltd. 1,196 183,727
Meritz Financial Group, Inc.(a) 1,399 95,356
Mirae Asset Securities Co. Ltd. 1,788 49,336
NAVER Corp. 2,030 260,744
POSCO Holdings, Inc. 2,453 501,905
Shares Value
Samsung Biologics Co. Ltd.(a)(c) 154 $ 138,265
Samsung C&T Corp. 1,160 350,778
Samsung Electro-Mechanics Co. Ltd. 963 1,357,511
Samsung Electronics Co. Ltd. 69,507 14,984,405
Samsung Fire & Marine Insurance Co. Ltd. 296 118,071
Samsung Heavy Industries Co. Ltd.(a) 11,348 170,663
Samsung Life Insurance Co. Ltd. 1,158 299,721
Samsung SDS Co. Ltd. 696 85,714
Shinhan Financial Group Co. Ltd. 7,193 444,775
SK hynix, Inc. 7,362 12,592,332
SK Innovation Co. Ltd.(a) 1,677 102,722
SK Square Co. Ltd. 1,147 1,256,347
Woori Financial Group, Inc. 5,281 98,850
37,088,817
Spain ( 2 .7% )
Aena SME SA(c) 12,000 365,541
Amadeus IT Group SA 4,971 290,127
Banco Bilbao Vizcaya Argentaria SA 72,366 1,808,329
Banco de Sabadell SA 30,248 107,106
Banco Santander SA 192,868 2,662,963
Bankinter SA(b) 16,997 284,320
CaixaBank SA 56,906 805,282
Cellnex Telecom SA(c) 6,638 198,337
EDP Renewables SA(b) 14,018 226,960
Grifols SA(b) 6,727 68,869
Iberdrola SA 96,069 2,397,343
Indra Sistemas SA 1,481 81,090
Industria de Diseno Textil SA 14,859 935,821
Redeia Corp. SA(b) 6,354 108,103
Repsol SA(b) 40,774 1,025,410
Telefonica SA(b) 51,418 206,566
11,572,167
Sweden ( 2 .5% )
AAK AB(b) 2,913 68,797
AddTech AB, Class B 3,181 112,000
Alfa Laval AB 4,508 268,257
Assa Abloy AB, Class B 15,256 538,724
Atlas Copco AB, Class A 64,040 1,295,482
Beijer Ref AB, Class B 8,252 120,848
Boliden AB 12,260 691,370
Castellum AB 11,997 157,504
Epiroc AB, Class A 14,801 405,883
EQT AB(b) 5,829 164,716
Essity AB, Class B 8,243 233,186
H & M Hennes & Mauritz AB, Class B(b) 9,423 162,001
Hexagon AB, Class B 34,164 282,294
Industrivarden AB, Class A 3,982 223,199
Indutrade AB 4,281 88,478
Investment AB Latour, Class B(b) 406 8,060
Investor AB, Class B 28,037 1,163,973
L E Lundbergforetagen AB, Class B 1,240 71,423
Lifco AB, Class B 3,476 113,783
Nibe Industrier AB, Class B 24,017 89,218
Saab AB, Class B 4,954 256,887
Sagax AB, Class B(b) 3,145 50,015
Sandvik AB 16,477 679,550
Sectra AB, Class B 2,938 83,265
Skandinaviska Enskilda Banken AB, Class A 21,942 436,516

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
SKF AB, Class B 6,194 $ 158,933
SSAB AB, Class A 38,158 353,626
Svenska Cellulosa AB SCA, Class B 11,473 117,258
Svenska Handelsbanken AB, Class A 15,892 233,717
Swedbank AB, Class A 12,951 483,508
Swedish Orphan Biovitrum AB(a) 2,948 140,463
Tele2 AB, Class B 1,354 23,550
Telia Co. AB 28,092 136,776
Trelleborg AB, Class B 3,624 150,845
Volvo AB, Class B 26,511 900,893
10,464,998
Switzerland ( 4 .7% )
ABB Ltd. 23,832 2,583,176
Accelleron Industries AG 1,403 144,120
Avolta AG 1,145 76,522
Bachem Holding AG 1,030 96,435
Barry Callebaut AG(b) 63 87,405
Belimo Holding AG 257 289,443
BKW AG 428 72,198
Chocoladefabriken Lindt & Spruengli AG 2 237,624
Cie Financiere Richemont SA 6,503 1,501,404
DSM-Firmenich AG(b) 4,565 432,925
Emmi AG 2 2,181
Flughafen Zurich AG 529 163,676
Galderma Group AG 2,687 611,559
Geberit AG 1,224 817,717
Givaudan SA 139 588,342
Helvetia Baloise Holding AG 1,568 404,808
Julius Baer Group Ltd. 2,946 254,494
Kuehne + Nagel International AG 555 134,594
Logitech International SA 1,813 169,946
Lonza Group AG 1,001 676,171
Nestle SA 38,033 3,910,621
On Holding AG, Class A(a) 2,817 99,778
Partners Group Holding AG(b) 206 168,828
PSP Swiss Property AG 869 154,979
Schindler Holding AG 932 296,441
SFS Group AG 78 12,858
SGS SA 2,729 316,537
SIG Group AG(a) 4,891 81,900
Sika AG 2,067 426,575
Sonova Holding AG 1,006 239,174
Straumann Holding AG 1,186 156,176
Sulzer AG 468 77,730
Swatch Group AG (The), Class BR 542 132,548
Swiss Life Holding AG 350 385,346
Swiss Prime Site AG 1,440 235,069
Swisscom AG 349 269,309
UBS Group AG 39,123 1,939,687
VAT Group AG(c) 482 421,273
Zurich Insurance Group AG 1,800 1,333,515
20,003,084
Taiwan ( 10 .5% )
Accton Technology Corp. 5,000 391,600
Advantech Co. Ltd. 1,099 16,973
Alchip Technologies Ltd. 1,000 131,213
ASE Technology Holding Co. Ltd. 51,000 1,088,632
Shares Value
Asia Vital Components Co. Ltd. 4,000 $ 317,047
Bizlink Holding, Inc. 2,000 120,227
Cathay Financial Holding Co. Ltd. 192,000 592,457
Chroma ATE, Inc. 5,000 339,020
Chunghwa Telecom Co. Ltd. 66,000 293,158
Compeq Manufacturing Co. Ltd. 13,000 94,879
CTBC Financial Holding Co. Ltd. 322,000 717,656
Delta Electronics, Inc. 27,000 1,652,724
E.Sun Financial Holding Co. Ltd. 256,111 276,961
Elite Material Co. Ltd. 5,000 845,981
Evergreen Marine Corp. Taiwan Ltd. 30,000 173,748
Far EasTone Telecommunications Co. Ltd. 91,000 299,939
Fubon Financial Holding Co. Ltd. 170,306 692,312
Global Unichip Corp. 1,000 152,088
Globalwafers Co. Ltd. 3,000 94,643
Gold Circuit Electronics Ltd. 4,000 150,676
Hon Precision, Inc. 1,000 203,098
Hotai Motor Co. Ltd. 1,020 14,905
Innolux Corp. 128,000 276,038
Jentech Precision Industrial Co. Ltd. 1,000 107,670
King Slide Works Co. Ltd. 1,000 231,036
King Yuan Electronics Co. Ltd. 14,000 148,321
Kinsus Interconnect Technology Corp. 5,000 139,846
Lite-On Technology Corp. 48,000 334,500
Macronix International Co. Ltd.(a) 38,000 185,488
MediaTek, Inc. 21,000 2,798,330
Mega Financial Holding Co. Ltd. 284,819 412,166
MPI Corp. 1,000 191,170
Nan Ya Printed Circuit Board Corp. 3,000 111,594
Nanya Technology Corp.(a) 17,000 241,473
Novatek Microelectronics Corp. 2,000 33,588
PharmaEssentia Corp. 4,000 168,255
Phison Electronics Corp. 2,000 149,734
Powerchip Semiconductor Manufacturing
Corp.(a) 49,000 122,590
Powertech Technology, Inc. 11,000 116,538
Quanta Computer, Inc.(a) 48,000 554,487
Realtek Semiconductor Corp. 5,000 126,505
Silicon Motion Technology Corp. ADR 407 135,665
Taiwan Mobile Co. Ltd. 71,000 259,649
Taiwan Semiconductor Manufacturing Co.
Ltd. 317,000 23,981,605
Taiwan Union Technology Corp. 3,000 158,209
Tripod Technology Corp. 6,000 97,563
TS Financial Holding Co. Ltd. 486,045 507,306
Unimicron Technology Corp. 16,000 537,410
Uni-President Enterprises Corp. 142,000 332,083
United Microelectronics Corp. 217,000 1,120,541
Vanguard International Semiconductor
Corp. 22,000 149,169
Winbond Electronics Corp. 48,000 312,652
Wiwynn Corp. 1,000 145,496
Yageo Corp. 25,000 894,637
Yuanta Financial Holding Co. Ltd. 257,549 531,162
44,272,413
United Kingdom ( 9 .0% )
3i Group plc 12,054 397,487
Admiral Group plc 2,908 137,320
Anglo American plc 28,582 1,401,629

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
Antofagasta plc 13,120 $ 664,795
Associated British Foods plc 5,124 134,983
AstraZeneca plc 22,719 4,249,122
Aviva plc 43,735 377,196
Babcock International Group plc 6,051 76,395
BAE Systems plc 55,459 1,356,513
Barclays plc 201,345 1,352,997
Beazley plc 4,259 72,707
BT Group plc 109,817 276,912
Bunzl plc 3,131 109,227
Centrica plc 50,442 114,314
Coca-Cola Europacific Partners plc 4,835 483,838
Compass Group plc 28,331 915,091
DCC plc 3,751 310,472
Diageo plc 28,451 574,574
Diploma plc 1,805 170,709
Games Workshop Group plc 290 83,089
GSK plc 64,417 1,692,684
Halma plc 9,913 517,286
HSBC Holdings plc 237,840 4,513,929
ICG plc 4,709 105,499
IMI plc 1,453 57,126
Informa plc 30,275 363,111
International Consolidated Airlines Group
SA 35,509 224,907
Intertek Group plc 2,343 180,412
Investec plc 9,558 76,133
J Sainsbury plc 35,039 148,635
Kingfisher plc 38,826 145,850
Land Securities Group plc 9,957 85,981
Legal & General Group plc 99,550 377,658
Lloyds Banking Group plc 947,826 1,396,798
London Stock Exchange Group plc 5,905 639,304
LondonMetric Property plc 29,660 74,082
M&G plc 43,770 195,193
Marks & Spencer Group plc 19,907 98,229
Melrose Industries plc 18,982 119,574
National Grid plc 76,135 1,260,346
NatWest Group plc 104,652 925,900
Next plc 2,216 427,538
Pearson plc 6,813 108,084
Reckitt Benckiser Group plc 7,691 501,007
RELX plc 24,770 777,377
Rentokil Initial plc 37,967 214,841
Rolls-Royce Holdings plc 138,073 2,645,741
Sage Group plc (The) 22,802 246,805
Schroders plc 27,323 212,925
Segro plc 6,576 76,341
Severn Trent plc 4,701 184,326
Smith & Nephew plc 16,170 233,898
Smiths Group plc 6,860 232,946
Spirax Group plc 973 88,215
SSE plc 17,914 578,843
St. James's Place plc 5,912 95,005
Standard Chartered plc 29,812 807,096
Standard Life plc 25,755 284,575
Subsea 7 SA 5,953 203,275
Tesco plc 127,852 777,906
Shares Value
Unilever plc 33,119 $ 1,988,962
United Utilities Group plc 13,488 234,195
Vodafone Group plc 349,422 461,637
Weir Group plc (The) 3,666 116,901
Wise Group plc, Class A(a) 12,164 145,892
38,102,338
United States ( 5 .0% )
Aegon Ltd. 16,855 143,245
Alcon AG 8,482 573,165
AP Moller - Maersk A/S, Class B 58 137,782
Experian plc 12,562 423,737
Ferrovial NV 7,986 547,306
Garmin Ltd. 2,002 475,555
GFL Environmental, Inc.(b) 6,318 232,317
Haleon plc 146,233 674,436
Holcim AG 11,193 1,009,586
ICON plc(a) 736 127,850
InterContinental Hotels Group plc 2,737 471,448
James Hardie Industries plc CDI(a) 22,102 584,396
Novartis AG 26,793 4,197,349
QIAGEN NV 3,290 128,639
Roche Holding AG 10,456 4,306,630
Sanofi SA 16,035 1,375,585
Schneider Electric SE 9,202 3,000,754
Spotify Technology SA(a) 2,061 946,267
Stellantis NV(a) 24,753 140,721
Swiss Re AG 3,682 585,566
Waste Connections, Inc. 4,802 800,384
20,882,718
Total Common Stocks
(Cost $304,666,892) 418,882,063
No. of
Rights
Rights (0.0%) (d)
Taiwan
(
0.0%
)(d)
Compeq Manufacturing Co. Ltd.
Expires 07/14/2026 (a)
(
Cost $0
)   310 268
No. of
Warrants Value
Warrants (0.0%)(d)
Canada (
0.0%
)(d)
Constellation Software, Inc.
Expires 03/31/2040 (a)(e)
(
Cost $0
) 97 0
Shares
Short-Term Investments ( 1 .1% )
Investment Company
(
0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56%(f)
(Cost $749,420)
749,420 749,420

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56%(f)
(Cost $3,681,254)
3,681,254 $ 3,681,254
Total Short-Term Investments
(Cost $4,430,674)
4,430,674
Total Investments ( 100 .5% )
(Cost $ 309,097,566 ) including
$ 13,115,246 of Securities Loaned (g) 423,313,005
Liabilities in Excess of Other Assets
(
-0.5%
) (1,938,122)
Net Assets (100.0%) $421,374,883
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 13,115,246 and $ 14,047,112 , respectively. The Fund received cash collateral of $ 3,681,254 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 10,365,858 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Amount is less than 0.05%.
(e) At June 30, 2026, the fund held a fair valued security at $0, representing 0.0% of net assets. This security is valued using significant unobservable inputs and is categorized as level 3 in the fair value heirarchy.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $1,084 relating to the Fund’s investment in the Liquidity Fund.
(g) At June 30, 2026, the aggregate cost for federal income tax purposes is $309,097,566. The aggregate gross unrealized appreciation is
$122,325,930 and the aggregate gross unrealized depreciation is $8,110,491, resulting in net unrealized appreciation of
$114,215,439.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Brown Brothers Harriman CHF 28,657 $ 35,472 7/1/26 $ (5)
Brown Brothers Harriman HKD 746,392 $ 95,167 7/2/26 1
$ (4)
CHF Swiss Franc
HKD Hong Kong Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 26 .5%
Financials 24 .1
Industrials 15 .5
Other** 8 .7
Health Care 7 .4
Consumer Discretionary 6 .5
Materials 6 .0
Consumer Staples 5 .3
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.
*** Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 4 .

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (91.1%)
Asset-Backed Securities ( 11 .8% )
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) $ 341,319 $ 341,365
Ally Bank,
2026-A
4.71%, 3/15/34(a) 231,802 231,486
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 213,715 216,017
2024-B
5.12%, 9/15/32(a) 209,986 210,677
2025-B
4.31%, 9/15/33(a) 341,053 339,780
2025-B
4.50%, 9/15/33(a) 421,732 420,420
2025-B
4.70%, 9/15/33(a) 366,724 365,402
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 23,678 23,765
Avtech Equipment Receivables
Funding LLC,
2026-1A
4.55%, 2/15/33(a) 220,575 220,085
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 502,793 503,552
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 592,479 592,232
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
4.36%, 5/15/36(a)(b) 77,329 77,432
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 73,252 73,361
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 300,135 301,980
2025-A
4.91%, 2/20/32(a) 513,714 515,992
CVS Pass-Through Trust,
6.04%, 12/10/28 59,184 59,382
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 1,305,603 1,292,982
Driven Brands Funding LLC,
2020-2A
3.24%, 1/20/51(a) 1,330,953 1,286,295
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 33,494 33,691
2024-2A
5.89%, 6/15/30(a) 22,157 22,260
Face
Amount Value
FIGRE Trust,
2025-FL2
5.05%, 11/25/55(a)(c) $ 232,791 $ 231,146
2026-FL1
5.49%, 3/25/56(a)(b) 403,147 403,091
2026-FL2
5.52%, 6/25/56(a)(b) 360,000 361,483
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 728,000 726,023
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 32,661 32,791
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.18%, 10/25/55(a)(b) 360,489 362,127
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.31%, 3/20/54(a)(b) 188,500 189,032
2024-HE1
SOFR30A + 1.50%,
5.11%, 8/25/54(a)(b) 890,527 893,126
2024-HE2
SOFR30A + 1.20%,
4.81%, 10/20/54(a)(b) 536,261 537,388
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 180,651 181,896
2023-2A
7.09%, 10/16/28(a) 198,947 200,563
2023-3A
7.50%, 12/15/28(a) 222,161 225,010
2024-1A
6.19%, 8/15/29(a) 28,834 28,926
2024-3A
4.97%, 10/15/29(a) 97,030 97,067
2025-2A
5.18%, 5/15/30(a) 548,974 549,850
2026-1A
4.68%, 7/15/30(a) 439,447 438,549
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 490,000 491,759
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 159,065 159,475
Navistar Financial Dealer Note
Master Owner Trust II,
2025-1
4.18%, 9/25/30(a) 186,000 185,463
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 72,425 73,037

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (11.8%) (cont’d)
NMEF Funding LLC,
2026-A
4.09%, 2/15/34(a) $ 610,000 $ 607,840
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.23%, 2/25/55(a)(b) 686,448 690,705
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 104,435 104,940
2024-3A
4.94%, 5/20/30(a) 758,711 760,698
2024-RVM1
5.01%, 1/22/46(a) 265,303 266,713
OneMain Financial Issuance Trust,
2020-2A
1.75%, 9/14/35(a) 211,208 208,905
2021-1A
1.95%, 6/16/36(a) 277,000 263,859
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 71,540 71,592
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 706,485 707,488
2026-R2
5.69%, 2/15/34(a) 715,000 714,286
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 110,383 110,827
2024-2A
4.74%, 4/20/27(a) 41,940 41,980
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.01%, 7/25/51(a)(b) 301,415 300,977
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.26%, 7/25/51(a)(b) 377,678 376,221
2021-1A
CME Term SOFR 1 Month + 6.01%,
9.66%, 7/25/51(a)(b) 122,830 123,092
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 108,270 108,433
RCKTL,
2025-2A
4.48%, 11/27/34(a) 214,246 214,384
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 18,929 18,940
2025-1A
4.96%, 8/16/32(a) 107,860 107,964
2026-1A
4.32%, 2/15/33(a) 178,567 178,471
Face
Amount Value
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.25%, 10/25/55(a)(b) $ 760,464 $ 766,121
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) 264,712 263,557
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 399,000 379,733
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 103,363 103,526
2026-2
4.27%, 3/25/36(a) 230,715 230,471
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 242,888 242,468
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.14%, 6/20/28(a) 652,251 651,301
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 451,420 452,128
2022-3A
8.95%, 4/15/29(a) 224,868 225,178
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
4.98%, 9/25/65(a)(b) 497,610 499,849
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 39,491 36,958
2024-3A
5.22%, 6/15/28(a) 250,783 218,079
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 483,783 482,291
2026-1
5.07%, 6/26/34(a) 250,000 249,777
Vantage Data Centers Issuer LLC,
2021-1A
2.17%, 10/15/46(a) 760,000 754,356
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 66,357 66,534
25,096,600
Commercial Mortgage-Backed Securities ( 14 .0% )
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.13%, 11/15/42(a)(b) 510,000 511,834
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.63%, 12/25/41(a)(b) 3,324 3,334

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.0%) (cont’d)
SOFR30A + 1.00%,
4.63%, 7/25/45(a)(b) $ 402,215 $ 403,731
EFMT
SOFR30A + 1.15%,
4.78%, 2/25/71(a)(b) 535,523 536,308
Extended Stay America Trust
CME Term SOFR 1 Month + 1.20%,
4.83%, 2/15/43(a)(b) 304,499 305,247
CME Term SOFR 1 Month + 1.30%,
4.93%, 10/15/42(a)(b) 496,014 497,689
CME Term SOFR 1 Month + 1.40%,
5.03%, 2/15/43(a)(b) 435,668 437,622
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
4.98%, 2/25/44(a)(b) 30,427 30,528
FHLMC, REMIC
SOFR30A + 0.51%,
4.11%, 1/15/42(b) 172,082 171,488
SOFR30A + 0.66%,
4.26%, 4/15/36(b) 152,144 152,216
SOFR30A + 0.70%,
4.33%, 9/25/55(b) 838,329 839,158
SOFR30A + 0.95%,
4.58%, 10/25/54(b) 537,436 539,249
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 264,661 265,925
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 534,486 537,146
SOFR30A + 1.05%,
4.68%, 4/25/54(b) 637,666 640,868
SOFR30A + 1.05%,
4.68%, 10/25/54(b) 425,635 428,069
SOFR30A + 1.05%,
4.68%, 3/25/55(b) 476,023 479,203
SOFR30A + 1.10%,
4.73%, 8/25/53(b) 459,192 462,289
SOFR30A + 1.10%,
4.73%, 5/25/54(b) 497,074 501,320
SOFR30A + 1.15%,
4.78%, 2/25/55(b) 386,006 389,129
SOFR30A + 1.15%,
4.78%, 7/25/55(b) 354,666 356,025
SOFR30A + 1.20%,
4.83%, 2/25/54(b) 445,390 449,745
SOFR30A + 1.20%,
4.83%, 3/25/54(b) 1,687,135 1,701,519
SOFR30A + 1.25%,
4.88%, 3/25/54(b) 383,277 387,848
SOFR30A + 1.25%,
4.88%, 5/25/54(b) 680,973 688,389
SOFR30A + 1.25%,
4.88%, 11/25/54(b) 285,899 286,953
SOFR30A + 1.26%,
4.89%, 4/25/54(b) 442,707 448,053
SOFR30A + 1.40%,
5.03%, 1/25/54(b) 411,036 416,179
Face
Amount Value
SOFR30A + 1.43%,
5.06%, 12/25/54(b) $ 1,267,326 $ 1,279,777
FHLMC, Strips
SOFR30A + 1.15%,
4.78%, 10/25/53(b) 264,896 267,296
SOFR30A + 1.30%,
4.93%, 10/25/53(b) 222,412 224,860
FNMA, REMIC
SOFR30A + 0.36%,
3.99%, 6/25/36(b) 125,095 124,781
SOFR30A + 0.65%,
4.28%, 2/25/38(b) 161,151 161,655
SOFR30A + 0.80%,
4.43%, 3/25/54(b) 968,809 970,248
SOFR30A + 0.95%,
4.58%, 1/25/54(b) 269,236 271,107
SOFR30A + 1.00%,
4.63%, 11/25/54(b) 462,119 463,097
SOFR30A + 1.05%,
4.68%, 12/25/54(b) 620,095 623,241
SOFR30A + 1.05%,
4.68%, 9/25/55(b) 489,648 491,243
SOFR30A + 1.10%,
4.73%, 7/25/54(b) 502,766 506,646
SOFR30A + 1.15%,
4.78%, 8/25/55(b) 310,423 312,058
SOFR30A + 1.40%,
5.03%, 11/25/53(b) 265,674 268,996
SOFR30A + 1.47%,
5.10%, 11/25/54(b) 408,257 412,908
SOFR30A + 1.50%,
5.13%, 12/25/54(b) 231,989 233,775
GNMA
SOFR30A + 0.85%,
4.46%, 9/20/65(b) 798,631 801,254
SOFR30A + 0.90%,
4.51%, 7/20/53(b) 599,241 601,079
SOFR30A + 0.95%,
4.56%, 10/20/54(b) 646,545 649,141
SOFR30A + 1.00%,
4.61%, 2/20/54(b) 204,777 205,544
SOFR30A + 1.00%,
4.61%, 9/20/64(b) 412,376 416,222
SOFR30A + 1.05%,
4.66%, 10/20/53(b) 214,617 215,892
SOFR30A + 1.05%,
4.66%, 10/20/54(b) 128,711 129,090
SOFR30A + 1.05%,
4.66%, 12/20/54(b) 548,155 552,937
SOFR30A + 1.10%,
4.71%, 8/20/53(b) 325,071 327,534
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.17%, 3/15/39(a)(b) 261,000 261,813
GWT
CME Term SOFR 1 Month + 1.69%,
5.32%, 5/15/41(a)(b) 315,000 316,140

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (14.0%) (cont’d)
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
5.57%, 5/15/37(a)(b) $ 505,000 $ 506,149
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.47%, 9/15/41(a)(b) 280,000 280,716
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.38%, 3/15/42(a)(b) 865,000 866,260
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 10/15/40(a)(b) 125,000 125,472
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.84%, 11/15/38(a)(b) 1,045,000 1,044,921
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.58%, 5/25/55(a)(b) 718,782 719,187
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.12%, 12/15/39(a)(b) 637,000 638,914
PRMI Securitization Trust
SOFR30A + 1.50%,
5.09%, 12/25/55(a)(b) 242,027 243,067
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.58%, 10/15/41(a)(b) 605,000 606,613
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.22%, 6/15/39(a)(b) 510,000 510,144
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 305,000 304,624
29,801,465
Corporate Bonds ( 54 .8% )
Automobiles (2.9%)
Hyundai Capital America
4.88%, 6/23/27(a) 2,469,000 2,478,836
Stellantis Finance US, Inc.
1.71%, 1/29/27(a)(d) 1,655,000 1,626,180
Volkswagen Group of America Finance LLC
3.20%, 9/26/26(a) 1,015,000 1,011,677
4.45%, 9/11/27(a) 620,000 618,121
4.90%, 8/14/26(a) 400,000 400,197
6,135,011
Banks (23.8%)
Banco Santander SA
4.18%, 3/24/28(b) 2,505,000 2,498,333
Bank of America Corp.
1.73%, 7/22/27(b) 4,373,000 4,366,396
5.93%, 9/15/27(b) 925,000 927,749
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 2,566,000 2,551,673
Bank of Montreal
4.31%, 6/1/27 CAD 1,250,000 890,975
Bank of Nova Scotia (The)
4.37%, 2/2/30(b) $ 915,000 914,538
Face
Amount Value
Barclays plc
6.50%, 9/13/27(b) $ 1,500,000 $ 1,505,636
BPCE SA
6.61%, 10/19/27(a)(b) 875,000 880,280
CaixaBank SA
6.21%, 1/18/29(a)(b) 865,000 885,231
6.68%, 9/13/27(a)(b) 1,696,000 1,703,166
Canadian Imperial Bank of Commerce
4.44%, 1/29/30(b) 917,000 916,601
Citigroup, Inc.
3.07%, 2/24/28(b) 3,712,000 3,677,369
Danske Bank A/S
4.30%, 4/1/28(a)(b) 1,025,000 1,023,846
HSBC Holdings plc
4.38%, 11/23/26 970,000 970,312
5.60%, 5/17/28(b) 1,465,000 1,477,916
Huntington National Bank (The)
4.87%, 4/12/28(b) 700,000 701,463
ING Groep NV
6.08%, 9/11/27(b) 1,700,000 1,704,730
Intesa Sanpaolo SpA
3.88%, 7/14/27(a)(d) 1,120,000 1,112,716
JPMorgan Chase & Co.
5.04%, 1/23/28(b) 5,122,000 5,138,475
National Bank of Canada
4.95%, 2/1/28(b)(d) 1,345,000 1,348,625
NatWest Markets plc
4.17%, 11/6/28(a)(d) 1,075,000 1,064,249
Pinnacle Bank
5.63%, 2/15/28 1,033,000 1,043,865
Royal Bank of Canada
5.07%, 7/23/27(b)(d) 2,000 2,001
Societe Generale SA
4.25%, 8/19/26(a) 950,000 949,592
5.25%, 2/19/27(a) 1,064,000 1,069,279
5.52%, 1/19/28(a)(b) 1,065,000 1,070,265
Standard Chartered Bank
4.72%, 5/28/29(b) 1,000,000 1,000,178
Swedbank AB
6.14%, 9/12/26(a) 200,000 200,627
Toronto-Dominion Bank (The)
4.11%, 10/13/28(d) 1,032,000 1,021,496
Truist Bank
4.42%, 7/24/28(b) 2,018,000 2,015,898
US Bank NA
4.73%, 5/15/28(b)(d) 780,000 781,890
Wells Fargo & Co.
2.49%, 2/18/27 CAD 1,300,000 914,515
3.53%, 3/24/28(b) $ 1,075,000 1,067,231
3.58%, 5/22/28(b) 3,300,000 3,272,821
50,669,937
Biotechnology (0.2%)
Amgen, Inc.
2.60%, 8/19/26 403,000 402,164
Capital Markets (6.5%)
Antares Holdings LP
2.75%, 1/15/27(a) 250,000 246,436

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (54.8%) (cont’d)
3.95%, 7/15/26(a) $ 635,000 $ 634,722
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 600,000 596,655
Citadel LP
4.88%, 1/15/27(a) 1,041,000 1,040,187
Goldman Sachs Group, Inc. (The)
1.54%, 9/10/27(b) 1,575,000 1,566,244
3.62%, 3/15/28(b) 250,000 248,382
4.36%, 1/21/29(b) 1,649,000 1,651,850
Jefferies Financial Group, Inc.
4.30%, 2/11/27 940,000 938,530
4.50%, 9/15/26(d) 995,000 994,305
LPL Holdings, Inc.
4.63%, 11/15/27(a) 1,236,000 1,230,350
5.70%, 5/20/27(d) 220,000 221,709
Macquarie Group Ltd.
1.63%, 9/23/27(a)(b) 775,000 769,570
Marex Group plc
5.83%, 5/8/28 705,000 710,082
UBS Group AG
1.49%, 8/10/27(a)(b) 473,000 471,349
4.28%, 1/9/28(a) 2,095,000 2,086,056
4.70%, 8/5/27(a)(b) 480,000 480,004
13,886,431
Construction & Engineering (0.4%)
MasTec, Inc.
4.50%, 8/15/28(a) 777,000 769,691
Consumer Finance (2.8%)
AerCap Ireland Capital DAC
4.63%, 10/15/27 525,000 525,345
Ally Financial, Inc.
4.75%, 6/9/27 950,000 952,308
Capital One Financial Corp.
1.88%, 11/2/27(b) 925,000 916,527
4.93%, 5/10/28(b) 725,000 726,806
Ford Motor Credit Co. LLC
5.13%, 11/5/26(d) 1,425,000 1,426,794
5.85%, 5/17/27 530,000 534,111
General Motors Financial Co., Inc.
2.40%, 4/10/28 421,000 404,691
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a) 400,000 397,208
5,883,790
Containers & Packaging (0.4%)
Sonoco Products Co.
4.45%, 9/1/26 925,000 925,099
Electric Utilities (1.8%)
Eversource Energy
2.90%, 3/1/27(d) 1,187,000 1,175,246
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 1,467,000 1,470,764
NRG Energy, Inc.
2.45%, 12/2/27(a) 1,209,000 1,169,446
3,815,456
Face
Amount Value
Electronic Equipment, Instruments & Components (0.7%)
CDW LLC
2.67%, 12/1/26 $ 1,025,000 $ 1,016,798
TD SYNNEX Corp.
4.30%, 1/17/29 444,000 438,525
1,455,323
Financial Services (1.2%)
Equitable America Global Funding
3.95%, 9/15/27(a) 1,050,000 1,041,284
Radian Group, Inc.
4.88%, 3/15/27 1,512,000 1,510,763
2,552,047
Food Products (1.6%)
JDE Peet's NV
1.38%, 1/15/27(a) 1,086,000 1,066,069
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 2,416,000 2,410,484
3,476,553
Ground Transportation (0.8%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a) 1,635,000 1,628,970
Health Care Equipment & Supplies (0.2%)
Smith & Nephew plc
5.15%, 3/20/27 507,000 508,879
Health Care Providers & Services (1.5%)
Centene Corp.
4.25%, 12/15/27 706,000 702,649
CVS Health Corp.
3.00%, 8/15/26(d) 591,000 589,871
HCA, Inc.
4.50%, 2/15/27 1,087,000 1,086,644
Icon Investments Six DAC
5.81%, 5/8/27 855,000 861,847
3,241,011
Health Care REITs (1.1%)
Healthpeak OP LLC
1.35%, 2/1/27 2,037,000 2,002,329
3.25%, 7/15/26 262,000 261,890
2,264,219
Insurance (3.5%)
American National Group, Inc.
5.00%, 6/15/27(d) 1,620,000 1,622,926
Athene Global Funding
2.95%, 11/12/26(a) 755,000 750,496
4.86%, 8/27/26(a) 617,000 617,440
4.95%, 1/7/27(a) 1,092,000 1,093,623
GA Global Funding Trust
4.40%, 9/23/27(a) 810,000 806,742
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 1,475,000 1,487,876
Sammons Financial Group, Inc.
4.45%, 5/12/27(a) 1,010,000 1,007,272
7,386,375

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (54.8%) (cont’d)
Life Sciences Tools & Services (0.2%)
PRA Health Sciences, Inc.
2.88%, 7/15/26(a) $ 347,000 $ 346,775
Oil, Gas & Consumable Fuels (0.1%)
Occidental Petroleum Corp.
3.00%, 2/15/27 275,000 273,048
Passenger Airlines (1.0%)
Air Canada
3.88%, 8/15/26(a) 950,000 949,742
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,298,332 1,297,428
2,247,170
Software (1.0%)
Oracle Corp.
4.55%, 2/4/29 662,000 652,709
4.75%, 2/4/29(b) 1,395,000 1,394,259
2,046,968
Specialized REITs (1.8%)
Crown Castle, Inc.
2.90%, 3/15/27 1,137,000 1,124,786
EPR Properties
4.50%, 6/1/27 2,262,000 2,257,873
4.75%, 12/15/26 387,000 387,072
3,769,731
Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC
4.90%, 10/1/26 672,000 672,288
Trading Companies & Distributors (1.0%)
Aviation Capital Group LLC
1.95%, 9/20/26(a) 950,000 944,884
Sumisho Air Lease Corp.
1.88%, 8/15/26 37,000 36,882
3.63%, 4/1/27 1,210,000 1,201,210
2,182,976
116,539,912
U.S. Government and Agency Securities ( 10 .5% )
U.S. Treasury Notes
3.50%, 1/31/30 13,000 12,710
3.75%, 6/30/27(d) 22,328,000 22,251,832
22,264,542
Total Fixed Income Securities
(Cost $193,670,570)
193,702,519
–
Shares
Short-Term Investments ( 9 .0% )
Investment Company ( 3 .4% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (e)
(Cost $7,235,994)
7,235,994 7,235,994
Shares Value
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (e)
(Cost $102,000)
102,000 $ 102,000
Face
Amount
Commercial Paper ( 5 .5% )
Brookfield Renewable Partners LP
4.26%, 7/22/26 $ 2,060,000 2,054,992
Harley-Davidson Financial Services,
Inc.
4.60%, 7/6/26 575,000 574,616
HCA, Inc.
4.36%, 10/1/26 525,000 518,984
Jabil, Inc.
4.27%, 8/17/26(a) 1,030,000 1,024,097
Oracle Corp.
4.39%, 10/2/26 490,000 484,347
4.52%, 9/17/26 475,000 470,430
Rogers Communications, Inc.
4.19%, 7/16/26 2,060,000 2,056,317
TELUS Corp.
4.49%, 10/13/26 1,170,000 1,154,831
Triton Container International Ltd.
4.37%, 7/1/26 1,000,000 999,879
4.46%, 9/14/26 1,295,000 1,282,969
Videotron Ltd.
4.18%, 7/14/26 1,030,000 1,028,262
Total Commercial Paper
(Cost $11,649,859)
11,649,724
Total Short-Term Investments
(Cost $18,987,853)
18,987,718
Total Investments ( 100 .1% )
( Cost $ 212,658,423 ) including
$ 11,340,225 of Securities Loaned (f) 212,690,237
Liabilities in Excess of Other Assets (-0.1%)
(155,103)
Net Assets (100.0%) $212,535,134
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 11,340,225 and $ 11,807,456 , respectively. The Fund received cash collateral of $ 102,000 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 11,705,456 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $5,465 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $212,658,423. The aggregate gross unrealized appreciation is $286,338 and the aggregate gross unrealized depreciation is
$254,524, resulting in net unrealized appreciation of $31,814.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
BNP Paribas SA $ 2,581,000 CAD 1,859,888 9/16/26 $ 33,728
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Depreciation
Long:
U.S. Treasury 2 Year Notes 7 Sep-26 $ 1,400,000 $ 1,442,930 $ (2,092)
Short:
U.S. Treasury 5 Year Notes 16 Sep-26 $ (1,600,000) $ (1,712,750) $ (1,151)
$ (3,243)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 54 .8%
Commercial Mortgage-Backed Securities 14 .0
Asset-Backed Securities 11 .8
U.S. Government and Agency Securities 10 .5
Short-Term Investments 8 .9
Total Investments 100 .0% **
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Does not include open futures contracts with a value of $ 3,155,680 and total unrealized depreciation of $ 3,243 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of
$ 33,728 .

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 1 .6% )
ATI, Inc. (a) 4,997 $ 984,909
Axon Enterprise, Inc. (a)(b) 1,358 761,308
Carpenter Technology Corp. 1,844 1,137,453
Curtiss-Wright Corp. 664 503,153
FTAI Aviation Ltd. 1,843 498,587
General Electric Co. 16,848 6,296,603
HEICO Corp. 1,803 642,210
Hexcel Corp. 1,352 135,281
Howmet Aerospace, Inc. 7,161 1,925,306
Karman Holdings, Inc. (a)(b) 920 45,926
Loar Holdings, Inc. (a)(b) 660 53,203
Moog, Inc., Class  A 515 218,278
Woodward, Inc. 1,089 463,304
13,665,521
Air Freight & Logistics ( 0 .7% )
CH Robinson Worldwide, Inc. 4,357 820,597
Expeditors International of Washington, Inc. 4,813 784,423
FedEx Corp. 5,845 1,830,245
GXO Logistics, Inc. (a) 1,856 94,099
United Parcel Service, Inc., Class  B 21,386 2,298,995
5,828,359
Automobile Components ( 0 .2% )
Aptiv plc (a) 7,778 477,413
Autoliv, Inc. (b) 2,751 319,584
BorgWarner, Inc. 7,588 503,843
Garrett Motion, Inc. 6,652 241,002
Lear Corp. 1,846 247,475
1,789,317
Automobiles ( 0 .5% )
Ford Motor Co. 122,589 1,703,987
General Motors Co. 26,712 2,058,961
Rivian Automotive, Inc., Class  A (a)(b) 28,707 498,067
4,261,015
Banks ( 4 .4% )
Ameris Bancorp 1,085 97,932
Bank of America Corp. 112,515 6,411,105
BOK Financial Corp. 396 54,997
Citigroup, Inc. 29,150 4,079,834
Citizens Financial Group, Inc. 7,148 500,860
Columbia Banking System, Inc. 5,140 164,737
Commerce Bancshares, Inc. 2,335 134,846
Cullen/Frost Bankers, Inc. 1,031 159,310
East West Bancorp, Inc. 2,335 301,425
Fifth Third Bancorp 15,330 864,152
First Citizens BancShares, Inc., Class  A 132 274,664
First Horizon Corp. 8,000 205,120
Flagstar Bank NA 5,385 80,452
FNB Corp. 6,150 117,342
Glacier Bancorp, Inc. 2,254 116,261
Hancock Whitney Corp. 1,446 108,045
Huntington Bancshares, Inc. 34,536 612,323
JPMorgan Chase & Co. 37,412 12,246,070
KeyCorp 15,723 362,415
M&T Bank Corp. 2,488 592,169
Old National Bancorp 5,993 155,219
Shares Value
Pinnacle Financial Partners, Inc. 2,553 $ 257,547
PNC Financial Services Group, Inc. (The) 6,821 1,679,467
Popular, Inc. 1,109 182,076
Regions Financial Corp. 14,519 438,474
SouthState Bank Corp. 1,716 171,428
Truist Financial Corp. 21,327 1,062,511
U.S. Bancorp 26,510 1,601,204
UMB Financial Corp. 1,250 178,450
United Bankshares, Inc. 2,399 109,946
Valley National Bancorp 8,395 122,987
Webster Financial Corp. 2,759 210,843
Wells Fargo & Co. 52,130 4,308,023
Western Alliance Bancorp 1,804 148,289
Wintrust Financial Corp. 1,127 181,131
Zions Bancorp NA 2,519 174,290
38,465,944
Beverages ( 1 .3% )
Celsius Holdings, Inc. (a)(b) 3,101 90,797
Coca-Cola Co. (The) 64,339 5,228,830
Coca-Cola Consolidated, Inc. 1,164 222,231
Keurig Dr Pepper, Inc. 26,786 876,706
Molson Coors Beverage Co., Class  B (b) 3,185 124,088
Monster Beverage Corp. (a) 14,292 1,373,747
PepsiCo, Inc. 25,810 3,494,674
Primo Brands Corp., Class  A (b) 5,214 127,430
11,538,503
Biotechnology ( 2 .5% )
AbbVie, Inc. 27,744 6,981,500
Alkermes plc (a) 2,607 136,594
Alnylam Pharmaceuticals, Inc. (a) 2,070 623,132
Amgen, Inc. 8,508 3,080,917
Arrowhead Pharmaceuticals, Inc. (a) 2,092 170,519
Biogen, Inc. (a) 2,322 501,691
BioMarin Pharmaceutical, Inc. (a) 3,012 172,347
Cytokinetics, Inc. (a) 1,884 160,498
Exelixis, Inc. (a) 3,848 209,370
Gilead Sciences, Inc. 19,592 2,475,253
Halozyme Therapeutics, Inc. (a)(b) 1,855 145,191
Incyte Corp. (a) 2,548 288,841
Insmed, Inc. (a) 3,302 352,059
Ionis Pharmaceuticals, Inc. (a) 2,577 204,330
Krystal Biotech, Inc. (a) 406 150,898
Madrigal Pharmaceuticals, Inc. (a) 266 142,829
Moderna, Inc. (a)(b) 5,588 391,328
Natera, Inc. (a) 2,148 583,075
Neurocrine Biosciences, Inc. (a) 1,554 261,903
PTC Therapeutics, Inc. (a) 1,268 103,431
Regeneron Pharmaceuticals, Inc. 1,593 993,299
Revolution Medicines, Inc. (a) 3,007 563,151
Roivant Sciences Ltd. (a) 6,701 237,148
United Therapeutics Corp. (a) 647 350,564
Vaxcyte, Inc. (a) 2,233 129,804
Vertex Pharmaceuticals, Inc. (a) 4,001 1,987,417
21,397,089
Broadline Retail ( 3 .6% )
Amazon.com, Inc. (a) 125,982 30,026,550
eBay, Inc. 6,005 671,059

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Broadline Retail (cont’d)
Etsy, Inc. (a) 1,345 $ 101,319
Macy's, Inc. 3,571 84,097
30,883,025
Building Products ( 0 .9% )
AAON, Inc. 1,237 156,926
Advanced Drainage Systems, Inc. 1,321 207,344
Allegion plc 1,574 221,131
AO Smith Corp. (b) 2,084 130,708
Armstrong World Industries, Inc. 577 92,562
Builders FirstSource, Inc. (a) 1,305 116,771
Carlisle Cos., Inc. 1,489 540,135
Carrier Global Corp. 14,314 1,049,932
Johnson Controls International plc 10,995 1,606,479
Lennox International, Inc. 576 330,019
Masco Corp. 2,835 230,684
Modine Manufacturing Co. (a) 1,914 511,076
Owens Corning 2,936 466,707
Simpson Manufacturing Co., Inc. 750 157,013
Trane Technologies plc 3,985 1,957,273
Zurn Elkay Water Solutions Corp. 2,052 103,688
7,878,448
Capital Markets ( 3 .3% )
Affiliated Managers Group, Inc. 450 152,280
Ameriprise Financial, Inc. 1,530 701,903
Ares Management Corp., Class  A 3,557 395,930
Bank of New York Mellon Corp. (The) 11,716 1,694,251
BlackRock, Inc. 2,495 2,399,092
Blackstone, Inc. 12,567 1,478,759
Blue Owl Capital, Inc., Class  A 10,048 87,920
Carlyle Group, Inc. (The) 4,508 189,832
Cboe Global Markets, Inc. 1,790 434,379
Charles Schwab Corp. (The) 27,963 2,580,146
CME Group, Inc. 6,123 1,352,142
Coinbase Global, Inc., Class  A (a) 3,606 527,161
Evercore, Inc., Class  A 623 212,717
FactSet Research Systems, Inc. (b) 550 126,544
Franklin Resources, Inc. 4,758 158,299
Galaxy Digital, Inc., Class  A (a)(b) 3,291 89,976
Goldman Sachs Group, Inc. (The) 4,886 4,941,554
Houlihan Lokey, Inc., Class  A 928 124,473
Interactive Brokers Group, Inc., Class  A 7,381 642,442
Intercontinental Exchange, Inc. 9,584 1,179,886
Invesco Ltd. 7,631 201,382
Janus Henderson Group plc 2,153 111,848
Jefferies Financial Group, Inc. 2,826 141,243
KKR & Co., Inc. 11,766 1,079,883
LPL Financial Holdings, Inc. 1,353 381,113
Moody's Corp. 2,491 1,128,224
Morningstar, Inc. 312 48,678
MSCI, Inc., Class  A 1,139 637,886
Nasdaq, Inc. 7,588 598,086
Northern Trust Corp. 3,159 549,161
Raymond James Financial, Inc. 3,022 459,435
S&P Global, Inc. 4,764 1,940,187
SEI Investments Co. 1,701 149,195
State Street Corp. 4,698 796,781
StepStone Group, Inc., Class  A 1,300 53,768
Shares Value
Stifel Financial Corp. 2,538 $ 177,076
StoneX Group, Inc. (a) 1,220 144,570
T Rowe Price Group, Inc. 3,661 416,219
TPG, Inc., Class  A 2,288 92,778
Tradeweb Markets, Inc., Class  A 1,984 197,725
Virtu Financial, Inc., Class  A 1,393 82,981
28,857,905
Chemicals ( 1 .2% )
Air Products and Chemicals, Inc. 4,024 1,179,756
Axalta Coating Systems Ltd. (a) 3,941 134,861
Celanese Corp., Class  A 1,812 83,352
Eastman Chemical Co. 2,082 139,452
Ecolab, Inc. 4,555 1,269,069
Element Solutions, Inc. 4,193 200,216
International Flavors & Fragrances, Inc. 4,600 364,412
Linde plc 8,289 4,301,494
Mosaic Co. (The) 5,339 113,133
PPG Industries, Inc. 4,026 488,314
RPM International, Inc. 2,316 257,423
Sherwin-Williams Co. (The) 4,177 1,438,225
Solstice Advanced Materials, Inc. 2,869 254,193
10,223,900
Commercial Services & Supplies ( 0 .5% )
Cintas Corp. 4,653 791,382
Clean Harbors, Inc. (a) 829 247,664
Copart, Inc. (a) 13,369 376,872
MSA Safety, Inc. 678 118,365
Republic Services, Inc., Class  A 3,257 694,002
Tetra Tech, Inc. (b) 4,389 126,798
Veralto Corp. 4,146 367,667
Waste Management, Inc. 6,627 1,477,026
4,199,776
Communications Equipment ( 1 .5% )
Arista Networks, Inc. (a) 15,121 2,568,755
Ciena Corp. (a) 2,040 1,000,742
Cisco Systems, Inc. 56,954 6,689,817
F5, Inc. (a) 829 344,831
Lumentum Holdings, Inc. (a) 1,098 942,150
Motorola Solutions, Inc. 2,395 994,620
Viasat, Inc. (a) 1,872 168,124
Viavi Solutions, Inc. (a) 3,518 167,985
12,877,024
Construction & Engineering ( 0 .7% )
AECOM 1,994 139,181
Arcosa, Inc. 797 115,796
Argan, Inc. 222 177,278
Comfort Systems USA, Inc. 577 1,143,585
Dycom Industries, Inc. (a) 489 247,234
EMCOR Group, Inc. 736 610,792
Granite Construction, Inc. (b) 718 113,501
IES Holdings, Inc. (a) 152 111,668
MasTec, Inc. (a) 1,107 460,578
MYR Group, Inc. (a) 252 126,101
Primoris Services Corp. 888 88,019
Quanta Services, Inc. 2,466 1,775,619
Sterling Infrastructure, Inc. (a) 490 411,286

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Construction & Engineering (cont’d)
Valmont Industries, Inc. 356 $ 205,626
5,726,264
Construction Materials ( 0 .5% )
Amrize Ltd. 18,236 971,979
CRH plc 20,165 2,157,655
Vulcan Materials Co. 4,814 1,420,178
4,549,812
Consumer Finance ( 0 .8% )
Ally Financial, Inc. 5,251 241,284
American Express Co. 9,213 3,116,297
Capital One Financial Corp. 10,541 2,114,735
Credit Acceptance Corp. (a)(b) 94 59,854
FirstCash Holdings, Inc. (b) 673 145,583
OneMain Holdings, Inc. 2,023 123,342
SoFi Technologies, Inc. (a)(b) 21,396 383,630
Synchrony Financial 5,710 434,246
6,618,971
Consumer Staples Distribution & Retail ( 2 .0% )
Albertsons Cos., Inc., Class  A 7,379 99,838
BJ's Wholesale Club Holdings, Inc. (a) 1,777 154,990
Casey's General Stores, Inc. 759 603,246
Costco Wholesale Corp. 6,002 5,614,691
Dollar General Corp. 2,894 333,128
Dollar Tree, Inc. (a) 2,601 314,591
Kroger Co. (The) 12,666 703,343
Maplebear, Inc. (a) 3,777 178,841
Performance Food Group Co. (a) 3,173 354,710
Sprouts Farmers Market, Inc. (a) 1,824 154,274
Sysco Corp. 9,880 825,770
Target Corp. 6,161 804,688
U.S. Foods Holding Corp. (a) 4,524 462,579
Walmart, Inc. 59,356 6,722,660
17,327,349
Containers & Packaging ( 0 .3% )
Amcor plc (b) 8,450 366,307
AptarGroup, Inc. 1,198 149,990
Avery Dennison Corp. 1,408 228,589
Ball Corp. 4,908 306,259
Crown Holdings, Inc. 2,001 223,752
International Paper Co. 9,469 360,769
Packaging Corp. of America 1,555 370,525
Smurfit WestRock plc 9,561 442,292
2,448,483
Distributors ( 0 .0% ) (c)
Genuine Parts Co. 1,903 224,516
LKQ Corp. 3,109 81,860
Pool Corp. 433 93,052
399,428
Diversified Consumer Services ( 0 .0% ) (c)
Service Corp. International 2,240 170,150
Diversified REITs ( 0 .0% ) (c)
Essential Properties Realty Trust, Inc. (b) 3,489 104,147
Shares Value
WP Carey, Inc. 3,641 $ 260,331
364,478
Diversified Telecommunication Services ( 0 .7% )
AST SpaceMobile, Inc., Class  A (a)(b) 3,124 277,598
AT&T, Inc. 100,524 2,080,847
Comcast Corp., Class  A 51,203 1,257,034
Globalstar, Inc. (a) 755 61,374
Lumen Technologies, Inc. (a) 13,728 105,431
Verizon Communications, Inc. 60,450 2,559,453
6,341,737
Electric Utilities ( 0 .9% )
Alliant Energy Corp. 4,296 327,742
Constellation Energy Corp. 5,556 1,379,944
Evergy, Inc. 3,798 328,261
Eversource Energy 6,274 453,422
Exelon Corp. 17,083 796,409
IDACORP, Inc. (b) 909 137,532
NextEra Energy, Inc. 34,422 3,021,219
Portland General Electric Co. (b) 1,912 99,099
TXNM Energy, Inc. 1,648 93,573
Xcel Energy, Inc. 10,399 835,040
7,472,241
Electrical Equipment ( 2 .0% )
Acuity, Inc. 556 209,423
AMETEK, Inc. 4,126 998,244
Bloom Energy Corp., Class  A (a) 3,588 1,086,087
Eaton Corp. plc 7,007 2,985,823
Emerson Electric Co. 10,099 1,445,672
EnerSys 485 113,403
GE Vernova, Inc. 4,438 5,214,029
Generac Holdings, Inc. (a) 1,047 306,572
Hubbell, Inc., Class  B 965 504,888
Nextpower, Inc., Class  A (a)(b) 2,680 319,295
nVent Electric plc 2,926 496,279
Regal Rexnord Corp. 1,214 289,163
Rockwell Automation, Inc. 2,008 994,120
Sensata Technologies Holding plc 2,601 124,172
Vertiv Holdings Co., Class  A 6,827 2,285,816
17,372,986
Electronic Equipment, Instruments & Components ( 1 .7% )
Advanced Energy Industries, Inc. 679 253,179
Amphenol Corp., Class  A 22,137 3,903,196
Arrow Electronics, Inc. (a) 702 149,814
Avnet, Inc. 1,103 97,968
CDW Corp. 1,902 267,497
Cognex Corp. 3,092 223,923
Coherent Corp. (a) 3,383 1,334,492
Corning, Inc. 11,413 2,915,223
Flex Ltd. (a) 5,278 855,405
Jabil, Inc. 1,498 577,449
Keysight Technologies, Inc. (a) 3,064 1,072,614
Littelfuse, Inc. 446 203,077
Novanta, Inc. (a)(b) 636 103,185
Plexus Corp. (a) 382 114,856
Ralliant Corp. 2,090 153,887
Sanmina Corp. (a) 733 185,508
TD SYNNEX Corp. 1,004 268,409

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
TE Connectivity plc 5,272 $ 1,062,888
Teledyne Technologies, Inc. (a) 833 555,528
TTM Technologies, Inc. (a) 1,469 274,732
Vishay Intertechnology, Inc. (b) 1,781 95,782
Zebra Technologies Corp., Class  A (a) 683 179,807
14,848,419
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 32,543 1,806,136
Entertainment ( 1 .2% )
Electronic Arts, Inc. 3,296 675,812
Liberty Media Corp-Liberty Formula One,
Class  A (a) 4,249 371,957
Madison Square Garden Sports Corp. (a) 273 109,702
Netflix, Inc. (a) 60,496 4,319,414
Roku, Inc., Class  A (a) 1,916 264,676
Take-Two Interactive Software, Inc. (a) 2,516 628,950
Walt Disney Co. (The) 27,975 2,692,594
Warner Bros Discovery, Inc. (a) 39,500 1,053,070
Warner Music Group Corp., Class  A 2,422 65,564
10,181,739
Financial Services ( 2 .1% )
Affirm Holdings, Inc., Class  A (a)(b) 4,100 334,355
Apollo Global Management, Inc. 7,077 837,280
Corebridge Financial, Inc. 4,687 134,189
Corpay, Inc. (a) 910 303,276
Equitable Holdings, Inc. 4,900 215,012
Fidelity National Information Services, Inc. 7,262 282,347
Fiserv, Inc. (a) 7,524 369,052
Jack Henry & Associates, Inc. (b) 1,042 143,525
Jackson Financial, Inc., Class  A 1,092 111,810
Mastercard, Inc., Class  A 11,730 6,024,528
PayPal Holdings, Inc. 12,568 542,686
Rocket Cos., Inc., Class  A (a)(b) 16,399 258,284
Toast, Inc., Class  A (a) 6,692 186,171
Visa, Inc., Class  A 23,985 8,229,014
Voya Financial, Inc. 1,542 139,597
18,111,126
Food Products ( 0 .5% )
Bunge Global SA 2,679 285,930
Campbell's Co. (The) (b) 4,453 99,168
Conagra Brands, Inc. 9,169 123,415
Darling Ingredients, Inc. (a) 3,244 177,187
General Mills, Inc. 10,708 372,638
Hershey Co. (The) 2,997 525,824
Hormel Foods Corp. 6,025 149,541
Ingredion, Inc. 1,285 121,702
J.M. Smucker Co. (The) 2,153 242,213
Kraft Heinz Co. (The) (b) 17,623 416,255
Lamb Weston Holdings, Inc. 2,614 112,873
McCormick & Co., Inc. (Non-Voting) 5,262 265,310
Mondelez International, Inc., Class  A 26,447 1,529,694
4,421,750
Gas Utilities ( 0 .0% ) (c)
New Jersey Resources Corp. 1,662 93,138
Southwest Gas Holdings, Inc. 1,140 101,095
Shares Value
UGI Corp. 3,625 $ 125,208
319,441
Ground Transportation ( 1 .2% )
Avis Budget Group, Inc. (a) 623 92,098
Fedex Freight Holding Co., Inc. (a) 3,138 473,838
JB Hunt Transport Services, Inc. 2,728 789,565
Knight-Swift Transportation Holdings, Inc.,
Class  A 5,841 454,839
Landstar System, Inc. 1,262 260,994
Old Dominion Freight Line, Inc. 6,966 1,508,836
Ryder System, Inc. 1,380 364,003
Saia, Inc. (a) 976 411,052
Uber Technologies, Inc. (a) 28,246 2,038,231
Union Pacific Corp. 12,255 3,333,360
XPO, Inc. (a) 4,213 864,887
10,591,703
Health Care Equipment & Supplies ( 1 .7% )
Abbott Laboratories 27,243 2,472,030
Align Technology, Inc. (a) 1,044 176,081
Baxter International, Inc. (b) 7,669 163,503
Becton Dickinson & Co. 4,346 657,680
Boston Scientific Corp. (a) 23,187 989,621
Cooper Cos., Inc. (The) (a) 3,101 222,373
Dexcom, Inc. (a) 5,996 403,831
Edwards Lifesciences Corp. (a) 8,983 812,602
GE HealthCare Technologies, Inc. 7,234 463,048
Glaukos Corp. (a) 879 122,849
Globus Medical, Inc., Class  A (a) 1,775 140,243
IDEXX Laboratories, Inc. (a) 1,242 653,839
Insulet Corp. (a) 1,032 157,122
Intuitive Surgical, Inc. (a) 5,558 2,210,305
Lantheus Holdings, Inc. (a) 994 110,274
Medtronic plc 20,268 1,585,566
Penumbra, Inc. (a) 599 189,134
ResMed, Inc. 2,227 433,998
STERIS plc 1,549 326,173
Stryker Corp. 5,712 1,798,366
Teleflex, Inc. 629 79,732
Zimmer Biomet Holdings, Inc. 3,100 266,879
14,435,249
Health Care Providers & Services ( 1 .7% )
Centene Corp. (a) 7,665 492,016
Chemed Corp. 212 98,737
Cigna Group (The) 4,114 1,134,147
CVS Health Corp. 20,200 2,089,690
DaVita, Inc. (a) 579 128,816
Elevance Health, Inc. 3,420 1,322,617
Encompass Health Corp. 1,562 157,887
Ensign Group, Inc. (The) 889 142,507
Guardant Health, Inc. (a) 2,001 300,210
HCA Healthcare, Inc. 2,371 924,429
HealthEquity, Inc. (a) 1,240 111,997
Henry Schein, Inc. (a) 1,554 129,790
Humana, Inc. 1,908 757,896
Labcorp Holdings, Inc. 1,302 364,560
Molina Healthcare, Inc. (a) 771 176,328
Quest Diagnostics, Inc. 1,730 366,673

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Health Care Providers & Services (cont’d)
UnitedHealth Group, Inc. 14,312 $ 5,948,497
14,646,797
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 2,655 140,317
CareTrust REIT, Inc. (b) 3,753 151,434
Healthcare Realty Trust, Inc., Class  A (b) 5,949 119,991
Healthpeak Properties, Inc. 11,681 249,973
Omega Healthcare Investors, Inc. 4,952 236,111
Ventas, Inc. (b) 7,997 710,134
Welltower, Inc. 11,841 2,687,552
4,295,512
Health Care Technology ( 0 .0% ) (c)
Veeva Systems, Inc., Class  A (a) 2,100 372,687
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 11,425 270,887
Ryman Hospitality Properties, Inc. (b) 1,030 132,406
403,293
Hotels, Restaurants & Leisure ( 1 .4% )
Airbnb, Inc., Class  A (a) 5,790 828,549
Aramark 5,393 306,862
Booking Holdings, Inc. 11,198 1,995,931
Brinker International, Inc. (a) 897 150,696
Cava Group, Inc. (a)(b) 2,061 161,747
Chipotle Mexican Grill, Inc., Class  A (a) 25,984 883,456
Darden Restaurants, Inc. 2,370 488,244
Domino's Pizza, Inc. (b) 668 197,755
DoorDash, Inc., Class  A (a) 5,399 996,277
Hilton Worldwide Holdings, Inc. 3,605 1,191,308
Hyatt Hotels Corp., Class  A (b) 619 119,987
Life Time Group Holdings, Inc. (a) 2,494 101,855
Marriott International, Inc., Class  A 3,389 1,255,929
Starbucks Corp. 23,498 2,401,261
Texas Roadhouse, Inc., Class  A 1,347 260,281
Wyndham Hotels & Resorts, Inc. 1,215 102,315
Yum! Brands, Inc. 5,703 911,682
12,354,135
Household Durables ( 0 .3% )
DR Horton, Inc. 4,174 679,861
Installed Building Products, Inc. 384 88,259
Lennar Corp., Class  A 3,552 321,420
NVR, Inc. (a) 47 320,230
PulteGroup, Inc. 3,130 429,467
Somnigroup International, Inc. 2,753 215,835
Toll Brothers, Inc. 1,532 252,397
TopBuild Corp. (a) 454 160,957
2,468,426
Household Products ( 0 .8% )
Church & Dwight Co., Inc. 3,268 316,604
Clorox Co. (The) 1,655 157,953
Colgate-Palmolive Co. 10,834 993,261
Kimberly-Clark Corp. (b) 4,520 496,160
Procter & Gamble Co. (The) 31,562 4,628,252
6,592,230
Shares Value
Independent Power and Renewable Electricity Producers ( 0 .1% )
AES Corp. (The) 11,988 $ 175,744
Brookfield Renewable Corp. 2,463 91,427
Clearway Energy, Inc., Class  C 1,624 55,508
Ormat Technologies, Inc. 964 104,980
427,659
Industrial REITs ( 0 .3% )
EastGroup Properties, Inc. 886 179,442
First Industrial Realty Trust, Inc. 2,216 135,863
Prologis, Inc. 15,384 2,084,070
Rexford Industrial Realty, Inc. 3,909 130,951
STAG Industrial, Inc. 3,185 121,221
Terreno Realty Corp. 1,705 110,433
2,761,980
Insurance ( 1 .8% )
Aflac, Inc. 7,739 907,398
American Financial Group, Inc. 1,202 168,208
American International Group, Inc. 9,018 672,111
Aon plc, Class  A 3,611 1,197,733
Arch Capital Group Ltd. (a) 5,876 570,325
Arthur J Gallagher & Co. 4,026 924,249
Assurant, Inc. 858 230,399
Axis Capital Holdings Ltd. 1,305 140,209
Brown & Brown, Inc. 4,523 290,150
Cincinnati Financial Corp. 2,611 483,401
Everest Group Ltd. 706 252,204
First American Financial Corp. 1,622 111,253
Hanover Insurance Group, Inc. (The) 595 127,401
Hartford Insurance Group, Inc. (The) 4,658 617,278
Kinsale Capital Group, Inc. 344 113,455
Markel Group, Inc. (a) 208 406,226
Marsh & McLennan Cos., Inc. 8,208 1,368,027
MetLife, Inc. 9,257 783,235
Old Republic International Corp. 3,941 161,266
Primerica, Inc. 542 154,036
Principal Financial Group, Inc. 3,656 394,044
Progressive Corp. (The) 9,938 2,170,956
Prudential Financial, Inc. 5,978 645,206
Reinsurance Group of America, Inc. 1,116 237,317
RenaissanceRe Holdings Ltd. 709 224,682
Ryan Specialty Holdings, Inc., Class  A (b) 1,670 63,059
Travelers Cos., Inc. (The) 3,606 1,190,413
Unum Group 2,700 241,380
W. R. Berkley Corp. 3,974 280,286
Willis Towers Watson plc 1,633 426,817
15,552,724
Interactive Media & Services ( 5 .7% )
Alphabet, Inc., Class  A 136,819 48,895,006
Pinterest, Inc., Class  A (a) 8,139 171,163
Reddit, Inc., Class  A (a) 1,938 336,398
Snap, Inc., Class  A (a) 13,923 61,818
49,464,385
IT Services ( 1 .1% )
Accenture plc, Class  A 8,818 1,097,312
Akamai Technologies, Inc. (a)(b) 2,080 245,877
Amdocs Ltd. 1,388 70,150
Cloudflare, Inc., Class  A (a) 4,612 1,131,231

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
IT Services (cont’d)
Cognizant Technology Solutions Corp., Class  A 6,665 $ 258,136
CoreWeave, Inc., Class  A (a) 3,498 348,191
DigitalOcean Holdings, Inc. (a)(b) 1,209 189,849
Gartner, Inc. (a) 986 127,805
GoDaddy, Inc., Class  A (a) 1,791 152,020
International Business Machines Corp. 13,600 3,824,456
MongoDB, Inc., Class  A (a) 1,118 375,536
Snowflake, Inc., Class  A (a) 5,018 1,277,081
Twilio, Inc., Class  A (a) 2,191 452,069
VeriSign, Inc. 1,336 336,084
9,885,797
Leisure Products ( 0 .0% ) (c)
Hasbro, Inc. 1,914 158,077
Life Sciences Tools & Services ( 1 .0% )
Agilent Technologies, Inc. 4,489 596,274
Avantor, Inc. (a) 9,575 94,792
Bio-Rad Laboratories, Inc., Class  A (a)(b) 280 82,211
Bio-Techne Corp. 2,466 174,223
Bruker Corp. (b) 1,750 105,315
Charles River Laboratories International, Inc. (a) 766 173,721
Danaher Corp. 10,190 1,940,991
Illumina, Inc. (a) 2,360 414,959
IQVIA Holdings, Inc. (a) 2,611 504,497
Medpace Holdings, Inc. (a) 362 191,712
Mettler-Toledo International, Inc. (a) 312 398,583
PerkinElmer, Inc. (b) 1,767 196,596
Repligen Corp. (a)(b) 847 115,565
Thermo Fisher Scientific, Inc. 5,858 2,936,967
Waters Corp. (a) 1,551 581,687
West Pharmaceutical Services, Inc. 1,133 406,747
8,914,840
Machinery ( 3 .0% )
AGCO Corp. (b) 1,138 136,219
Allison Transmission Holdings, Inc. 1,526 172,041
Caterpillar, Inc. 7,198 7,665,150
Chart Industries, Inc. (a) 873 182,405
CNH Industrial NV 16,132 181,162
Cummins, Inc. 2,486 1,773,040
Deere & Co. 4,517 2,865,269
Donaldson Co., Inc. 2,113 189,684
Dover Corp. 2,449 549,262
Enpro, Inc. 379 142,856
Esab Corp. 1,044 102,970
ESCO Technologies, Inc. 468 163,819
Federal Signal Corp. 1,084 139,283
Flowserve Corp. 2,317 171,829
Fortive Corp. 5,625 343,631
Gates Industrial Corp. plc (a) 4,715 131,878
Graco, Inc. 3,011 227,662
IDEX Corp. 1,351 306,609
Illinois Tool Works, Inc. 5,182 1,401,575
Ingersoll Rand, Inc. 7,063 579,095
ITT, Inc. 1,572 310,879
JBT Marel Corp. 931 134,995
Lincoln Electric Holdings, Inc. 976 259,138
Middleby Corp. (The) (a) 804 138,296
Shares Value
Mueller Industries, Inc. 1,984 $ 243,893
Nordson Corp. 960 289,622
Oshkosh Corp. 1,139 174,814
Otis Worldwide Corp. 6,934 496,474
PACCAR, Inc. 9,339 1,121,801
Parker-Hannifin Corp. 2,274 2,224,245
Pentair plc 2,965 227,297
RBC Bearings, Inc. (a) 567 365,182
Snap-on, Inc. 937 377,049
SPX Technologies, Inc. (a) 889 217,956
Stanley Black & Decker, Inc. 2,832 266,548
Terex Corp. 2,030 146,952
Timken Co. (The) 1,173 170,460
Toro Co. (The) 1,783 173,700
Watts Water Technologies, Inc., Class  A 499 195,333
Westinghouse Air Brake Technologies Corp. 3,046 821,202
Xylem, Inc. 4,284 506,412
26,287,687
Media ( 0 .1% )
Charter Communications, Inc., Class  A (a) 1,227 174,492
New York Times Co. (The), Class  A 2,612 182,788
Omnicom Group, Inc. 4,558 331,959
Paramount Skydance Corp., Class  B 4,194 41,353
Sirius XM Holdings, Inc. (b) 3,188 94,174
Trade Desk, Inc. (The), Class  A (a) 5,606 101,356
Versant Media Group, Inc. 2,129 76,665
1,002,787
Metals & Mining ( 0 .5% )
Commercial Metals Co. 4,096 257,024
Hecla Mining Co. 24,651 380,365
MP Materials Corp. (a)(b) 5,360 300,213
Nucor Corp. 7,987 1,779,104
Reliance, Inc. 1,881 702,742
Steel Dynamics, Inc. 4,978 1,142,252
4,561,700
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 18,873 205,716
Annaly Capital Management, Inc. 12,296 274,938
Starwood Property Trust, Inc. (b) 6,081 99,607
580,261
Multi-Utilities ( 0 .7% )
Ameren Corp. 4,594 519,306
CMS Energy Corp. 5,082 388,773
Consolidated Edison, Inc. 6,018 665,771
Dominion Energy, Inc. 14,531 992,322
DTE Energy Co. 3,458 526,895
NiSource, Inc. 7,984 379,639
Public Service Enterprise Group, Inc. 8,335 676,469
Sempra 10,803 1,001,546
WEC Energy Group, Inc. 5,431 634,178
5,784,899
Office REITs ( 0 .0% ) (c)
BXP, Inc. 2,661 176,451
Vornado Realty Trust 3,064 120,415
296,866

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels ( 0 .1% )
Occidental Petroleum Corp. 26,029 $ 1,264,229
Passenger Airlines ( 0 .3% )
American Airlines Group, Inc. (a) 24,169 436,734
Delta Air Lines, Inc. 23,812 2,230,232
Joby Aviation, Inc. (a)(b) 23,328 208,086
2,875,052
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 3,246 256,272
Kenvue, Inc. 26,184 500,376
756,648
Pharmaceuticals ( 2 .8% )
Bristol-Myers Squibb Co. 32,293 1,860,723
Corcept Therapeutics, Inc. (a) 1,492 129,729
Elanco Animal Health, Inc. (a)(b) 7,838 192,893
Eli Lilly & Co. 11,675 14,003,345
Jazz Pharmaceuticals plc (a) 922 222,174
Merck & Co., Inc. 38,957 5,005,975
Pfizer, Inc. 89,960 2,166,237
Royalty Pharma plc, Class  A 6,513 365,184
Zoetis, Inc., Class  A 6,480 465,653
24,411,913
Professional Services ( 0 .4% )
Amentum Holdings, Inc. (a) 2,309 47,727
Automatic Data Processing, Inc. 5,779 1,294,207
Booz Allen Hamilton Holding Corp., Class  A 1,793 108,781
Broadridge Financial Solutions, Inc. 1,609 220,353
Equifax, Inc. 1,855 294,426
Genpact Ltd. 2,213 60,857
Parsons Corp. (a)(b) 611 32,010
Paychex, Inc. 4,572 449,565
Paycom Software, Inc. 656 82,446
Paylocity Holding Corp. (a) 537 56,133
SS&C Technologies Holdings, Inc. 3,103 192,541
TransUnion 3,148 227,097
UL Solutions, Inc., Class  A 1,233 125,593
Verisk Analytics, Inc., Class  A 2,060 369,832
3,561,568
Real Estate Management & Development ( 0 .1% )
CBRE Group, Inc., Class  A (a) 4,810 647,859
CoStar Group, Inc. (a) 6,236 176,604
Jones Lang LaSalle, Inc. (a) 774 239,901
Zillow Group, Inc., Class  C (a) 2,673 84,253
1,148,617
Residential REITs ( 0 .3% )
AvalonBay Communities, Inc. 2,359 445,119
Camden Property Trust 1,620 185,474
Equity LifeStyle Properties, Inc. 3,213 207,078
Equity Residential 6,132 416,547
Essex Property Trust, Inc. 1,071 312,293
Invitation Homes, Inc. 9,759 294,819
Mid-America Apartment Communities, Inc. 1,947 270,516
Sun Communities, Inc. 2,036 244,137
UDR, Inc. 5,540 221,157
2,597,140
Shares Value
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 5,141 $ 162,096
Federal Realty Investment Trust 1,432 176,766
Kimco Realty Corp. 11,155 282,779
Kite Realty Group Trust 3,302 93,711
Macerich Co. (The) (b) 4,661 117,411
NNN REIT, Inc. 3,186 148,244
Phillips Edison & Co., Inc. 2,127 88,526
Realty Income Corp. (b) 15,399 954,122
Regency Centers Corp. 3,042 242,569
Simon Property Group, Inc. 5,312 1,188,029
3,454,253
Semiconductors & Semiconductor Equipment ( 18 .7% )
Advanced Micro Devices, Inc. (a) 22,637 13,150,060
Allegro MicroSystems, Inc. (a)(b) 1,868 130,050
Amkor Technology, Inc. 1,796 154,869
Analog Devices, Inc. 7,035 2,794,091
Applied Materials, Inc. 11,519 8,328,237
Broadcom, Inc. 60,208 22,743,572
Cirrus Logic, Inc. (a) 742 110,209
Enphase Energy, Inc. (a) 1,552 76,421
Entegris, Inc. 2,214 398,210
First Solar, Inc. (a) 1,363 321,614
FormFactor, Inc. (a) 1,120 179,122
Intel Corp. 61,844 8,635,278
KLA Corp. 19,158 5,780,160
Lam Research Corp. 18,052 7,822,473
Lattice Semiconductor Corp. (a) 1,989 304,237
MACOM Technology Solutions Holdings, Inc. (a) 1,092 415,364
Marvell Technology, Inc. 12,573 3,745,371
Microchip Technology, Inc. 7,781 709,627
Micron Technology, Inc. 15,245 17,597,151
MKS, Inc. 1,178 523,974
Monolithic Power Systems, Inc. 685 946,917
NVIDIA Corp. 292,669 58,560,140
ON Semiconductor Corp. (a) 5,641 533,300
Onto Innovation, Inc. (a) 716 270,970
Qorvo, Inc. (a) 1,262 117,707
QUALCOMM, Inc. 15,252 2,818,417
Rambus, Inc. (a) 1,576 209,198
Semtech Corp. (a) 1,341 217,041
Silicon Laboratories, Inc. (a) 466 101,849
Skyworks Solutions, Inc. (b) 2,198 149,024
Teradyne, Inc. 2,251 1,089,124
Texas Instruments, Inc. 13,147 3,918,726
162,852,503
Software ( 7 .2% )
Adobe, Inc. (a) 5,803 1,189,731
Appfolio, Inc., Class  A (a)(b) 281 45,058
AppLovin Corp., Class  A (a) 3,719 1,916,140
Atlassian Corp., Class  A (a) 2,185 169,971
Autodesk, Inc. (a) 3,002 583,649
Bentley Systems, Inc., Class  B (b) 1,995 59,631
Cadence Design Systems, Inc. (a) 3,973 1,491,146
Cipher Digital, Inc. (a)(b) 4,856 118,972
Core Scientific, Inc. (a) 4,360 111,573
Crowdstrike Holdings, Inc., Class  A (a) 3,563 2,719,068
Datadog, Inc., Class  A (a) 4,714 1,227,337

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Docusign, Inc., Class  A (a) 2,606 $ 115,759
Dropbox, Inc., Class  A (a) 2,788 76,586
Dynatrace, Inc. (a) 4,184 183,720
Elastic NV (a) 1,222 69,679
Fair Isaac Corp. (a) 356 425,342
Fortinet, Inc. (a) 8,802 1,352,163
Gen Digital, Inc. 7,870 195,884
Guidewire Software, Inc. (a) 1,146 141,015
HubSpot, Inc. (a) 667 121,734
Intuit, Inc. 3,846 1,003,806
Manhattan Associates, Inc. (a) 783 109,033
Microsoft Corp. 93,159 34,750,170
Nutanix, Inc., Class  A (a) 3,641 185,545
Oracle Corp. 24,889 3,647,483
Palo Alto Networks, Inc. (a) 11,831 4,034,608
PTC, Inc. (a) 1,595 181,208
Riot Platforms, Inc. (a)(b) 5,043 138,077
Roper Technologies, Inc. 1,431 484,236
Salesforce, Inc. 13,127 2,056,476
Samsara, Inc., Class  A (a) 5,087 164,972
SentinelOne, Inc., Class  A (a) 4,702 79,793
ServiceNow, Inc. (a) 14,719 1,461,302
ServiceTitan, Inc., Class  A (a) 807 57,063
Synopsys, Inc. (a) 2,643 1,178,963
Terawulf, Inc. (a)(b) 4,973 122,833
Trimble, Inc. (a) 4,029 206,204
Tyler Technologies, Inc. (a) 579 169,334
Workday, Inc., Class  A (a) 2,817 344,857
Zscaler, Inc. (a) 1,446 204,103
62,894,224
Specialized REITs ( 0 .9% )
American Tower Corp. 7,694 1,258,508
Crown Castle, Inc. 7,272 550,708
CubeSmart 3,831 152,359
Digital Realty Trust, Inc. 5,812 1,043,719
Equinix, Inc. 1,621 1,689,714
Extra Space Storage, Inc. 3,506 509,422
Iron Mountain, Inc. 4,307 544,017
National Storage Affiliates Trust 1,256 55,854
Outfront Media, Inc. 2,422 79,345
Public Storage 2,639 840,020
Rayonier, Inc. 4,010 85,333
SBA Communications Corp., Class  A 1,765 311,452
Weyerhaeuser Co. 9,755 233,535
7,353,986
Specialty Retail ( 1 .7% )
AutoNation, Inc. (a) 370 68,742
AutoZone, Inc. (a) 222 709,499
Best Buy Co., Inc. 2,673 202,827
Burlington Stores, Inc. (a) 841 266,429
CarMax, Inc. (a) 1,859 98,323
Carvana Co., Class  A (a) 8,431 554,928
Dick's Sporting Goods, Inc. (b) 877 198,912
Five Below, Inc. (a) 733 131,786
Floor & Decor Holdings, Inc., Class  A (a)(b) 1,270 75,387
GameStop Corp., Class  A (a)(b) 5,661 124,995
Gap, Inc. (The) 3,454 64,521
Shares Value
Home Depot, Inc. (The) 13,512 $ 4,765,412
Lithia Motors, Inc., Class  A 330 95,862
Lowe's Cos., Inc. 7,623 1,680,795
O'Reilly Automotive, Inc. (a) 11,183 1,029,843
Penske Automotive Group, Inc. (b) 236 42,232
Ross Stores, Inc. 4,257 906,102
TJX Cos., Inc. (The) 14,962 2,266,743
Tractor Supply Co. 6,814 215,391
Ulta Beauty, Inc. (a) 581 262,019
Urban Outfitters, Inc. (a) 780 55,271
Wayfair, Inc., Class  A (a) 1,374 126,985
Williams-Sonoma, Inc. 1,602 373,426
14,316,430
Technology Hardware, Storage & Peripherals ( 7 .9% )
Apple, Inc. 185,026 53,539,123
Dell Technologies, Inc., Class  C 4,359 1,880,734
Everpure, Inc., Class  A (a) 4,588 361,489
Hewlett Packard Enterprise Co. 19,093 861,285
HP, Inc. 13,219 290,025
IonQ, Inc. (a)(b) 5,316 283,130
NetApp, Inc. 2,892 447,566
Sandisk Corp. (a) 2,116 4,811,213
Seagate Technology Holdings plc 3,238 3,124,670
Western Digital Corp. 5,003 3,195,516
68,794,751
Textiles, Apparel & Luxury Goods ( 0 .2% )
Crocs, Inc. (a) 689 83,121
Deckers Outdoor Corp. (a) 1,866 185,275
Levi Strauss & Co., Class  A 1,305 32,403
Lululemon Athletica, Inc. (a) 1,260 143,867
NIKE, Inc., Class  B 15,668 643,171
Ralph Lauren Corp., Class  A 517 207,529
Tapestry, Inc. 2,770 405,473
VF Corp. 5,103 85,118
1,785,957
Trading Companies & Distributors ( 0 .6% )
Applied Industrial Technologies, Inc. 689 232,985
Core & Main, Inc., Class  A (a) 3,479 167,862
Fastenal Co. 15,624 750,421
Ferguson Enterprises, Inc. 2,653 629,637
GATX Corp. 655 116,060
MSC Industrial Direct Co., Inc., Class  A 619 73,630
QXO, Inc. (a)(b) 9,286 160,462
Sunbelt Rentals Holdings, Inc. 7,447 557,110
United Rentals, Inc. 1,126 1,275,634
Watsco, Inc. (b) 645 268,791
WESCO International, Inc. 640 221,075
WW Grainger, Inc. 601 817,600
5,271,267
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 3,257 428,556
Essential Utilities, Inc. 4,757 182,241
610,797

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Wireless Telecommunication Services ( 0 .1% )
T-Mobile US, Inc. 7,193 $ 1,206,482
Total Common Stocks
(Cost $636,855,721) 867,341,847
No. of
Rights
Rights (0.0%) (c)
Health Care Equipment & Supplies  (0.0%)(c)
Hologic, Inc., CVR (a)(d)
(
Cost $34
) 3,358 34
Shares
Short-Term Investments (0.4%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $1,383,423)
1,383,423 1,383,423
Security held as Collateral on Loaned Securities ( 0 .2% )
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $1,689,191)
1,689,191 1,689,191
Total Short-Term Investments
(Cost $3,072,614) 3,072,614
–
Total Investments ( 100 .2% )
(Cost $ 639,928,369 ) including
$ 12,336,809 of Securities Loaned (f) 870,414,495
Liabilities in Excess of Other Assets
(
-0.2%
) (1,366,128)
Net Assets (100.0%) $ 869,048,367
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 12,336,809 and $ 12,558,730 , respectively. The Fund received cash collateral of $ 1,689,191 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 10,869,539 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) At June 30, 2026, the fund held a fair valued security at $34, representing 0.0% of net assets. This security is valued using significant unobservable inputs and is categorized as level 3 in the fair value heirarchy.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $2,630 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $639,928,369. The aggregate gross unrealized appreciation is
$260,006,847 and the aggregate gross unrealized depreciation is $29,520,721, resulting in net unrealized appreciation of
$230,486,126.
CVR Contingent Value Right
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 38 .2%
Financials 12 .5
Other** 11 .9
Industrials 11 .9
Health Care 9 .7
Consumer Discretionary 7 .9
Communication Services 7 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (99.6%)
Aerospace & Defense ( 1 .9% )
Axon Enterprise, Inc. (a)(b) 58 $ 32,516
General Electric Co. 800 298,984
Woodward, Inc. 19 8,083
339,583
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 22 3,586
FedEx Corp. 68 21,293
United Parcel Service, Inc., Class  B 263 28,272
53,151
Automobiles ( 0 .2% )
Ford Motor Co. 2,998 41,672
Banks ( 5 .9% )
Bank of America Corp. 5,444 310,199
BOK Financial Corp. 18 2,500
Cullen/Frost Bankers, Inc. 45 6,954
East West Bancorp, Inc. 104 13,425
Fifth Third Bancorp 289 16,291
JPMorgan Chase & Co. 1,892 619,308
U.S. Bancorp 305 18,422
UMB Financial Corp. 30 4,283
Wells Fargo & Co. 1,103 91,152
1,082,534
Beverages ( 0 .1% )
Keurig Dr Pepper, Inc. 528 17,281
Biotechnology ( 2 .9% )
AbbVie, Inc. 1,357 341,476
Alkermes plc (a) 125 6,549
Biogen, Inc. (a) 112 24,199
Incyte Corp. (a) 123 13,943
Insmed, Inc. (a) 165 17,592
Moderna, Inc. (a)(b) 76 5,322
Natera, Inc. (a) 55 14,930
Revolution Medicines, Inc. (a) 43 8,053
Vertex Pharmaceuticals, Inc. (a) 194 96,366
528,430
Broadline Retail ( 0 .2% )
eBay, Inc. 341 38,107
Macy's, Inc. 56 1,319
39,426
Building Products ( 0 .8% )
Allegion plc 48 6,744
Johnson Controls International plc 294 42,956
Simpson Manufacturing Co., Inc. 32 6,699
Trane Technologies plc 169 83,006
139,405
Capital Markets ( 2 .0% )
Ameriprise Financial, Inc. 40 18,351
Cboe Global Markets, Inc. 80 19,414
CME Group, Inc. 274 60,508
FactSet Research Systems, Inc. (b) 28 6,442
Franklin Resources, Inc. 211 7,020
Invesco Ltd. 224 5,911
Shares Value
Janus Henderson Group plc 94 $ 4,883
Moody's Corp. 119 53,898
MSCI, Inc., Class  A 54 30,242
Nasdaq, Inc. 343 27,035
S&P Global, Inc. 228 92,855
State Street Corp. 50 8,480
T Rowe Price Group, Inc. 161 18,304
TPG, Inc., Class  A 55 2,230
Tradeweb Markets, Inc., Class  A 88 8,770
364,343
Chemicals ( 0 .2% )
Ecolab, Inc. 92 25,632
Mosaic Co. (The) 164 3,475
29,107
Communications Equipment ( 2 .3% )
Cisco Systems, Inc. 3,024 355,199
F5, Inc. (a) 43 17,886
Motorola Solutions, Inc. 127 52,742
425,827
Construction & Engineering ( 0 .4% )
Granite Construction, Inc. (b) 33 5,217
MYR Group, Inc. (a) 11 5,504
Primoris Services Corp. 24 2,379
Quanta Services, Inc. 92 66,244
79,344
Consumer Finance ( 1 .5% )
American Express Co. 414 140,035
Capital One Financial Corp. 474 95,094
Credit Acceptance Corp. (a) 4 2,547
SoFi Technologies, Inc. (a)(b) 986 17,679
Synchrony Financial 258 19,621
274,976
Consumer Staples Distribution & Retail ( 1 .2% )
Costco Wholesale Corp. 228 213,287
Diversified Telecommunication Services ( 1 .1% )
Comcast Corp., Class  A 2,719 66,752
Lumen Technologies, Inc. (a) 330 2,534
Verizon Communications, Inc. 3,210 135,911
205,197
Electric Utilities ( 0 .7% )
Constellation Energy Corp. 259 64,328
Evergy, Inc. 174 15,039
Exelon Corp. 786 36,643
Portland General Electric Co. (b) 88 4,561
TXNM Energy, Inc. 26 1,476
122,047
Electrical Equipment ( 1 .3% )
GE Vernova, Inc. 206 242,021
Electronic Equipment, Instruments & Components ( 1 .2% )
CDW Corp. 98 13,783
Corning, Inc. 357 91,189
Jabil, Inc. 29 11,179
Keysight Technologies, Inc. (a) 130 45,509
Novanta, Inc. (a)(b) 27 4,380

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
TE Connectivity plc 225 $ 45,362
211,402
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 761 42,236
Entertainment ( 1 .8% )
Electronic Arts, Inc. 173 35,472
Netflix, Inc. (a) 3,218 229,765
Take-Two Interactive Software, Inc. (a) 61 15,249
Warner Bros Discovery, Inc. (a) 1,882 50,174
330,660
Financial Services ( 4 .5% )
Affirm Holdings, Inc., Class  A (a)(b) 216 17,615
Fidelity National Information Services, Inc. 133 5,171
Jackson Financial, Inc., Class  A 49 5,017
Mastercard, Inc., Class  A 622 319,459
PayPal Holdings, Inc. 678 29,276
Toast, Inc., Class  A (a) 373 10,377
Visa, Inc., Class  A 1,274 437,097
824,012
Food Products ( 0 .5% )
Bunge Global SA 99 10,566
Campbell's Co. (The) (b) 165 3,675
General Mills, Inc. 408 14,198
Ingredion, Inc. 29 2,747
Mondelez International, Inc., Class  A 985 56,972
88,158
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 55 4,877
Ground Transportation ( 0 .2% )
Fedex Freight Holding Co., Inc. (a) 25 3,775
Union Pacific Corp. 109 29,648
XPO, Inc. (a) 38 7,801
41,224
Health Care Equipment & Supplies ( 2 .5% )
Abbott Laboratories 1,330 120,684
Boston Scientific Corp. (a) 1,137 48,527
Dexcom, Inc. (a) 90 6,062
Edwards Lifesciences Corp. (a) 437 39,531
GE HealthCare Technologies, Inc. 348 22,275
Insulet Corp. (a) 53 8,069
Intuitive Surgical, Inc. (a) 270 107,374
ResMed, Inc. 111 21,632
Stryker Corp. 277 87,211
Teleflex, Inc. 15 1,901
463,266
Health Care Providers & Services ( 0 .2% )
Centene Corp. (a) 371 23,814
Henry Schein, Inc. (a) 75 6,264
30,078
Health Care REITs ( 0 .2% )
Healthpeak Properties, Inc. 528 11,299
Shares Value
Ventas, Inc. (b) 371 $ 32,945
44,244
Hotels, Restaurants & Leisure ( 1 .7% )
Airbnb, Inc., Class  A (a) 307 43,932
Booking Holdings, Inc. 594 105,874
Chipotle Mexican Grill, Inc., Class  A (a) 314 10,676
Hilton Worldwide Holdings, Inc. 172 56,839
Hyatt Hotels Corp., Class  A (b) 30 5,815
Marriott International, Inc., Class  A 162 60,036
Starbucks Corp. 282 28,818
311,990
Household Durables ( 0 .2% )
Lennar Corp., Class  A 46 4,162
PulteGroup, Inc. 146 20,033
Toll Brothers, Inc. 72 11,862
TopBuild Corp. (a) 20 7,091
43,148
Household Products ( 2 .0% )
Church & Dwight Co., Inc. 181 17,535
Colgate-Palmolive Co. 614 56,291
Kimberly-Clark Corp. (b) 254 27,882
Procter & Gamble Co. (The) 1,789 262,339
364,047
Industrial REITs ( 0 .6% )
Prologis, Inc. 690 93,474
Rexford Industrial Realty, Inc. 65 2,178
STAG Industrial, Inc. 146 5,557
101,209
Insurance ( 1 .7% )
Aon plc, Class  A 162 53,734
Axis Capital Holdings Ltd. 57 6,124
Hartford Insurance Group, Inc. (The) 211 27,962
Principal Financial Group, Inc. 165 17,784
Progressive Corp. (The) 448 97,865
Prudential Financial, Inc. 266 28,709
RenaissanceRe Holdings Ltd. 32 10,141
Travelers Cos., Inc. (The) 153 50,508
Willis Towers Watson plc 72 18,819
311,646
Interactive Media & Services ( 7 .4% )
Alphabet, Inc., Class  A 3,733 1,334,062
Pinterest, Inc., Class  A (a) 346 7,277
1,341,339
IT Services ( 1 .6% )
Akamai Technologies, Inc. (a)(b) 109 12,885
Cognizant Technology Solutions Corp., Class  A 168 6,507
Gartner, Inc. (a) 49 6,351
GoDaddy, Inc., Class  A (a) 101 8,573
International Business Machines Corp. 722 203,034
MongoDB, Inc., Class  A (a) 59 19,818
Twilio, Inc., Class  A (a) 116 23,934
VeriSign, Inc. 18 4,528
285,630

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Life Sciences Tools & Services ( 0 .4% )
Bio-Rad Laboratories, Inc., Class  A (a)(b) 5 $ 1,468
Bio-Techne Corp. 31 2,190
PerkinElmer, Inc. (b) 18 2,003
Thermo Fisher Scientific, Inc. 98 49,133
Waters Corp. (a) 29 10,876
65,670
Machinery ( 1 .5% )
CNH Industrial NV 174 1,954
Cummins, Inc. 105 74,887
Deere & Co. 192 121,791
Enpro, Inc. 6 2,261
JBT Marel Corp. 40 5,800
Lincoln Electric Holdings, Inc. 21 5,576
Parker-Hannifin Corp. 48 46,950
Pentair plc 64 4,906
Toro Co. (The) 73 7,112
271,237
Media ( 0 .1% )
New York Times Co. (The), Class  A 121 8,467
Trade Desk, Inc. (The), Class  A (a) 321 5,804
14,271
Metals & Mining ( 0 .0% ) (c)
Commercial Metals Co. 84 5,271
Multi-Utilities ( 0 .9% )
Consolidated Edison, Inc. 282 31,198
Dominion Energy, Inc. 543 37,081
DTE Energy Co. 109 16,608
NiSource, Inc. 130 6,182
Public Service Enterprise Group, Inc. 382 31,003
Sempra 502 46,540
168,612
Oil, Gas & Consumable Fuels ( 0 .1% )
Occidental Petroleum Corp. 541 26,276
Passenger Airlines ( 0 .3% )
Delta Air Lines, Inc. 502 47,018
Joby Aviation, Inc. (a)(b) 484 4,317
51,335
Personal Care Products ( 0 .2% )
Kenvue, Inc. 1,474 28,168
Pharmaceuticals ( 6 .2% )
Bristol-Myers Squibb Co. 1,565 90,175
Elanco Animal Health, Inc. (a)(b) 380 9,352
Eli Lilly & Co. 544 652,490
Merck & Co., Inc. 1,896 243,636
Pfizer, Inc. 4,378 105,422
Zoetis, Inc., Class  A 321 23,067
1,124,142
Professional Services ( 0 .5% )
Automatic Data Processing, Inc. 306 68,529
Equifax, Inc. 90 14,285
Parsons Corp. (a)(b) 40 2,095
84,909
Shares Value
Real Estate Management & Development ( 0 .0% ) (c)
CoStar Group, Inc. (a) 62 $ 1,756
Residential REITs ( 0 .2% )
Camden Property Trust 76 8,701
Equity Residential 285 19,360
28,061
Retail REITs ( 0 .1% )
Federal Realty Investment Trust 65 8,024
Kimco Realty Corp. 504 12,776
20,800
Semiconductors & Semiconductor Equipment ( 18 .6% )
Advanced Micro Devices, Inc. (a) 1,116 648,296
Allegro MicroSystems, Inc. (a)(b) 62 4,316
Cirrus Logic, Inc. (a) 37 5,496
First Solar, Inc. (a) 35 8,259
Intel Corp. 3,266 456,032
Lam Research Corp. 958 415,130
Lattice Semiconductor Corp. (a) 104 15,908
MKS, Inc. 39 17,347
NVIDIA Corp. 7,682 1,537,091
Silicon Laboratories, Inc. (a) 24 5,245
Teradyne, Inc. 119 57,577
Texas Instruments, Inc. 698 208,053
3,378,750
Software ( 9 .9% )
Adobe, Inc. (a) 311 63,761
Appfolio, Inc., Class  A (a) 16 2,566
Autodesk, Inc. (a) 161 31,302
Cadence Design Systems, Inc. (a) 211 79,193
Datadog, Inc., Class  A (a) 248 64,569
Elastic NV (a) 69 3,934
Intuit, Inc. 206 53,766
Microsoft Corp. 2,684 1,001,186
Palo Alto Networks, Inc. (a) 620 211,432
PTC, Inc. (a) 89 10,111
Roper Technologies, Inc. 63 21,319
Salesforce, Inc. 699 109,505
ServiceNow, Inc. (a) 787 78,133
Synopsys, Inc. (a) 110 49,068
Trimble, Inc. (a) 179 9,161
Workday, Inc., Class  A (a) 154 18,853
1,807,859
Specialized REITs ( 1 .1% )
American Tower Corp. 357 58,394
Digital Realty Trust, Inc. 270 48,487
Equinix, Inc. 75 78,179
Extra Space Storage, Inc. 160 23,248
208,308
Specialty Retail ( 1 .0% )
Home Depot, Inc. (The) 477 168,229
Lithia Motors, Inc., Class  A 17 4,938
173,167
Technology Hardware, Storage & Peripherals ( 8 .3% )
Apple, Inc. 4,931 1,426,834
Hewlett Packard Enterprise Co. 1,013 45,697

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Technology Hardware, Storage & Peripherals (cont’d)
HP, Inc. 701 $ 15,380
NetApp, Inc. 150 23,214
1,511,125
Textiles, Apparel & Luxury Goods ( 0 .1% )
Deckers Outdoor Corp. (a) 106 10,525
Ralph Lauren Corp., Class  A 17 6,824
17,349
Trading Companies & Distributors ( 0 .6% )
United Rentals, Inc. 48 54,379
WW Grainger, Inc. 34 46,253
100,632
Total Common Stocks
(Cost $15,681,046) 18,124,495
No. of
Rights
Rights (0.0%) (c)
Health Care Equipment & Supplies  (0.0%)(c)
Hologic, Inc., CVR (a)(d)
(
Cost $2
) 168 2
Shares
Short-Term Investments (0.5%)
Investment Company (0.4%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $72,576)
72,576 72,576
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $17,519)
17,519 17,519
Total Short-Term Investments
(Cost $90,095) 90,095
–
Total Investments ( 100 .1% )
(Cost $ 15,771,143 ) including
$ 173,553 of Securities Loaned (f) 18,214,592
Liabilities in Excess of Other Assets
(
-0.1%
) (10,758)
Net Assets (100.0%) $ 18,203,834
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were $ 173,553 and $ 177,346 , respectively. The Fund received cash collateral of $ 17,519 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 159,827 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) At June 30, 2026, the fund held a fair valued security at $2, representing 0.0% of net assets. This security is valued using significant unobservable inputs and is categorized as level 3 in the fair value heirarchy.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $67 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $15,771,143. The aggregate gross unrealized appreciation is
$3,662,011 and the aggregate gross unrealized depreciation is
$1,218,562, resulting in net unrealized appreciation of $2,443,449.
CVR Contingent Value Right
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 41 .9%
Financials 15 .7
Other** 12 .2
Health Care 12 .2
Communication Services 10 .4
Industrials 7 .6
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (99.5%)
Aerospace & Defense ( 2 .4% )
ATI, Inc. (a) 1,475 $ 290,722
Axon Enterprise, Inc. (a) 756 423,821
Carpenter Technology Corp. 533 328,776
Curtiss-Wright Corp. 377 285,676
FTAI Aviation Ltd. 1,039 281,081
HEICO Corp. 985 350,847
Hexcel Corp. 803 80,348
Karman Holdings, Inc. (a)(b) 507 25,309
Loar Holdings, Inc. (a)(b) 357 28,778
Moog, Inc., Class  A 296 125,457
Woodward, Inc. 609 259,093
2,479,908
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 1,298 244,465
Expeditors International of Washington, Inc. 1,449 236,158
GXO Logistics, Inc. (a) 1,384 70,169
550,792
Automobile Components ( 0 .5% )
Aptiv plc (a) 2,354 144,489
Autoliv, Inc. (b) 841 97,699
BorgWarner, Inc. 2,376 157,766
Garrett Motion, Inc. 2,175 78,800
Lear Corp. 562 75,342
554,096
Automobiles ( 0 .2% )
Rivian Automotive, Inc., Class  A (a)(b) 8,734 151,535
Banks ( 3 .6% )
Ameris Bancorp 570 51,448
BOK Financial Corp. 199 27,637
Citizens Financial Group, Inc. 3,859 270,400
Columbia Banking System, Inc. 2,581 82,721
Commerce Bancshares, Inc. 1,363 78,713
Cullen/Frost Bankers, Inc. 529 81,741
East West Bancorp, Inc. 1,221 157,619
Fifth Third Bancorp 8,106 456,935
First Citizens BancShares, Inc., Class  A 71 147,736
First Horizon Corp. 4,211 107,970
Flagstar Bank NA 2,797 41,787
FNB Corp. 3,146 60,026
Glacier Bancorp, Inc. 1,164 60,039
Hancock Whitney Corp. 722 53,948
Huntington Bancshares, Inc. 18,050 320,027
KeyCorp 8,280 190,854
M&T Bank Corp. 1,312 312,269
Old National Bancorp 3,079 79,746
Pinnacle Financial Partners, Inc. 1,339 135,078
Popular, Inc. 567 93,090
Regions Financial Corp. 7,646 230,909
SouthState Bank Corp. 866 86,514
UMB Financial Corp. 647 92,366
United Bankshares, Inc. 1,208 55,363
Valley National Bancorp 4,300 62,995
Webster Financial Corp. 1,512 115,547
Western Alliance Bancorp 920 75,624
Wintrust Financial Corp. 598 96,111
Shares Value
Zions Bancorp NA 1,301 $ 90,016
3,715,229
Beverages ( 0 .6% )
Celsius Holdings, Inc. (a)(b) 1,579 46,233
Coca-Cola Consolidated, Inc. 544 103,860
Keurig Dr Pepper, Inc. 12,241 400,648
Molson Coors Beverage Co., Class  B (b) 1,453 56,609
Primo Brands Corp., Class  A (b) 2,329 56,921
664,271
Biotechnology ( 3 .7% )
Alkermes plc (a) 1,741 91,220
Alnylam Pharmaceuticals, Inc. (a) 1,248 375,685
Arrowhead Pharmaceuticals, Inc. (a) 1,392 113,462
Biogen, Inc. (a) 1,504 324,954
BioMarin Pharmaceutical, Inc. (a) 1,910 109,290
Cytokinetics, Inc. (a) 1,266 107,851
Exelixis, Inc. (a) 2,445 133,032
Halozyme Therapeutics, Inc. (a) 1,254 98,151
Incyte Corp. (a) 1,609 182,396
Insmed, Inc. (a) 2,216 236,270
Ionis Pharmaceuticals, Inc. (a) 1,628 129,084
Krystal Biotech, Inc. (a) 274 101,838
Madrigal Pharmaceuticals, Inc. (a) 170 91,282
Moderna, Inc. (a)(b) 3,750 262,613
Natera, Inc. (a) 1,390 377,315
Neurocrine Biosciences, Inc. (a) 1,026 172,917
PTC Therapeutics, Inc. (a) 867 70,721
Revolution Medicines, Inc. (a) 1,947 364,634
Roivant Sciences Ltd. (a) 4,415 156,247
United Therapeutics Corp. (a) 413 223,776
Vaxcyte, Inc. (a) 1,518 88,241
3,810,979
Broadline Retail ( 0 .5% )
eBay, Inc. 3,817 426,549
Etsy, Inc. (a) 809 60,942
Macy's, Inc. 2,465 58,051
545,542
Building Products ( 2 .0% )
AAON, Inc. 725 91,974
Advanced Drainage Systems, Inc. 714 112,069
Allegion plc 858 120,540
AO Smith Corp. (b) 1,136 71,250
Armstrong World Industries, Inc. 363 58,232
Builders FirstSource, Inc. (a) 898 80,353
Carlisle Cos., Inc. 516 187,179
Carrier Global Corp. 7,249 531,714
Lennox International, Inc. 316 181,052
Masco Corp. 1,734 141,096
Modine Manufacturing Co. (a) 603 161,013
Owens Corning 1,188 188,845
Simpson Manufacturing Co., Inc. 411 86,043
Zurn Elkay Water Solutions Corp. 1,272 64,274
2,075,634
Capital Markets ( 4 .8% )
Affiliated Managers Group, Inc. 228 77,155
Ameriprise Financial, Inc. 807 370,219

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
Ares Management Corp., Class  A 1,915 $ 213,159
Blue Owl Capital, Inc., Class  A 5,746 50,277
Carlyle Group, Inc. (The) 2,335 98,327
Cboe Global Markets, Inc. 938 227,624
Coinbase Global, Inc., Class  A (a) 1,972 288,287
Evercore, Inc., Class  A 325 110,968
FactSet Research Systems, Inc. (b) 447 102,846
Franklin Resources, Inc. 2,473 82,277
Galaxy Digital, Inc., Class  A (a)(b) 1,731 47,326
Houlihan Lokey, Inc., Class  A 487 65,321
Interactive Brokers Group, Inc., Class  A 3,962 344,852
Invesco Ltd. 3,952 104,293
Janus Henderson Group plc 1,101 57,197
Jefferies Financial Group, Inc. 1,470 73,471
LPL Financial Holdings, Inc. 715 201,401
Morningstar, Inc. 240 37,445
MSCI, Inc., Class  A 647 362,346
Nasdaq, Inc. 3,997 315,044
Northern Trust Corp. 1,694 294,485
Raymond James Financial, Inc. 1,569 238,535
SEI Investments Co. 939 82,360
State Street Corp. 2,475 419,760
StepStone Group, Inc., Class  A 682 28,208
Stifel Financial Corp. 1,333 93,003
StoneX Group, Inc. (a) 683 80,935
T Rowe Price Group, Inc. 1,890 214,874
TPG, Inc., Class  A 1,255 50,890
Tradeweb Markets, Inc., Class  A 1,039 103,547
Virtu Financial, Inc., Class  A 770 45,869
4,882,301
Chemicals ( 1 .1% )
Axalta Coating Systems Ltd. (a) 2,133 72,991
Celanese Corp., Class  A 1,094 50,324
Eastman Chemical Co. 1,134 75,956
Element Solutions, Inc. 2,392 114,218
International Flavors & Fragrances, Inc. 2,510 198,842
Mosaic Co. (The) 3,173 67,236
PPG Industries, Inc. 2,230 270,477
RPM International, Inc. 1,262 140,271
Solstice Advanced Materials, Inc. 1,650 146,190
1,136,505
Commercial Services & Supplies ( 0 .8% )
Clean Harbors, Inc. (a) 523 156,246
Copart, Inc. (a) 8,636 243,449
MSA Safety, Inc. 362 63,198
Tetra Tech, Inc. (b) 2,691 77,743
Veralto Corp. 2,554 226,489
767,125
Communications Equipment ( 0 .5% )
F5, Inc. (a) 632 262,887
Viasat, Inc. (a) 1,552 139,385
Viavi Solutions, Inc. (a) 2,852 136,183
538,455
Construction & Engineering ( 1 .7% )
AECOM 1,332 92,974
Arcosa, Inc. 538 78,166
Shares Value
Argan, Inc. 147 $ 117,387
Dycom Industries, Inc. (a) 309 156,227
EMCOR Group, Inc. 423 351,039
Granite Construction, Inc. (b) 486 76,827
IES Holdings, Inc. (a) 100 73,466
MasTec, Inc. (a) 642 267,111
MYR Group, Inc. (a) 170 85,068
Primoris Services Corp. 559 55,408
Sterling Infrastructure, Inc. (a) 319 267,756
Valmont Industries, Inc. 202 116,675
1,738,104
Construction Materials ( 0 .6% )
Amrize Ltd. 5,197 277,000
Vulcan Materials Co. 1,263 372,598
649,598
Consumer Finance ( 0 .7% )
Ally Financial, Inc. 2,733 125,581
Credit Acceptance Corp. (a)(b) 48 30,564
FirstCash Holdings, Inc. (b) 382 82,634
OneMain Holdings, Inc. 1,030 62,799
SoFi Technologies, Inc. (a)(b) 11,868 212,793
Synchrony Financial 3,089 234,919
749,290
Consumer Staples Distribution & Retail ( 2 .5% )
Albertsons Cos., Inc., Class  A 3,218 43,540
BJ's Wholesale Club Holdings, Inc. (a) 1,094 95,419
Casey's General Stores, Inc. 354 281,356
Dollar General Corp. 1,888 217,328
Dollar Tree, Inc. (a) 1,653 199,930
Kroger Co. (The) 5,823 323,351
Maplebear, Inc. (a) 1,762 83,431
Performance Food Group Co. (a) 1,484 165,896
Sprouts Farmers Market, Inc. (a) 899 76,037
Sysco Corp. 4,575 382,378
Target Corp. 3,908 510,424
U.S. Foods Holding Corp. (a) 2,103 215,032
2,594,122
Containers & Packaging ( 1 .3% )
Amcor plc (b) 4,617 200,147
AptarGroup, Inc. 631 79,001
Avery Dennison Corp. 761 123,548
Ball Corp. 2,659 165,922
Crown Holdings, Inc. 1,109 124,008
International Paper Co. 5,215 198,692
Packaging Corp. of America 862 205,397
Smurfit WestRock plc 5,223 241,616
1,338,331
Distributors ( 0 .3% )
Genuine Parts Co. 1,179 139,098
LKQ Corp. 2,182 57,452
Pool Corp. 304 65,330
261,880
Diversified Consumer Services ( 0 .1% )
Service Corp. International 1,663 126,322

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 2,241 $ 66,894
WP Carey, Inc. 2,296 164,164
231,058
Diversified Telecommunication Services ( 0 .3% )
AST SpaceMobile, Inc., Class  A (a)(b) 2,359 209,621
Globalstar, Inc. (a) 588 47,798
Lumen Technologies, Inc. (a) 11,367 87,299
344,718
Electric Utilities ( 1 .7% )
Alliant Energy Corp. 2,687 204,991
Evergy, Inc. 2,370 204,839
Eversource Energy 3,913 282,792
Exelon Corp. 9,329 434,918
IDACORP, Inc. (b) 576 87,149
Portland General Electric Co. (b) 1,200 62,196
TXNM Energy, Inc. 1,037 58,881
Xcel Energy, Inc. 5,629 452,009
1,787,775
Electrical Equipment ( 2 .3% )
Acuity, Inc. 303 114,128
AMETEK, Inc. 2,085 504,445
EnerSys 320 74,822
Generac Holdings, Inc. (a) 599 175,393
Hubbell, Inc., Class  B 528 276,250
Nextpower, Inc., Class  A (a)(b) 1,529 182,165
nVent Electric plc 1,643 278,669
Regal Rexnord Corp. 688 163,875
Rockwell Automation, Inc. 1,020 504,982
Sensata Technologies Holding plc 1,546 73,806
2,348,535
Electronic Equipment, Instruments & Components ( 3 .4% )
Advanced Energy Industries, Inc. 392 146,165
Arrow Electronics, Inc. (a) 463 98,809
Avnet, Inc. 757 67,237
CDW Corp. 1,482 208,429
Cognex Corp. 1,748 126,590
Flex Ltd. (a) 3,295 534,021
Jabil, Inc. 984 379,312
Keysight Technologies, Inc. (a) 1,523 533,157
Littelfuse, Inc. 262 119,296
Novanta, Inc. (a)(b) 384 62,300
Plexus Corp. (a) 317 95,312
Ralliant Corp. 1,118 82,318
Sanmina Corp. (a) 594 150,330
TD SYNNEX Corp. 659 176,177
Teledyne Technologies, Inc. (a) 460 306,774
TTM Technologies, Inc. (a) 1,177 220,123
Vishay Intertechnology, Inc. 1,480 79,594
Zebra Technologies Corp., Class  A (a) 555 146,109
3,532,053
Entertainment ( 1 .4% )
Electronic Arts, Inc. 2,064 423,203
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,867 250,977
Madison Square Garden Sports Corp. (a) 223 89,610
Shares Value
Roku, Inc., Class  A (a) 1,514 $ 209,144
Take-Two Interactive Software, Inc. (a) 1,628 406,968
Warner Music Group Corp., Class  A 1,760 47,643
1,427,545
Financial Services ( 2 .0% )
Affirm Holdings, Inc., Class  A (a)(b) 3,208 261,612
Corebridge Financial, Inc. 2,664 76,270
Corpay, Inc. (a) 679 226,290
Equitable Holdings, Inc. 2,515 110,358
Fidelity National Information Services, Inc. 5,773 224,454
Fiserv, Inc. (a) 5,449 267,274
Jack Henry & Associates, Inc. (b) 843 116,115
Jackson Financial, Inc., Class  A 576 58,977
PayPal Holdings, Inc. 8,472 365,821
Rocket Cos., Inc., Class  A (a)(b) 8,989 141,577
Toast, Inc., Class  A (a) 5,696 158,463
Voya Financial, Inc. 812 73,510
2,080,721
Food Products ( 1 .3% )
Bunge Global SA 1,250 133,412
Campbell's Co. (The) (b) 2,074 46,188
Conagra Brands, Inc. 4,570 61,512
Darling Ingredients, Inc. (a) 1,511 82,531
General Mills, Inc. 5,112 177,898
Hershey Co. (The) 1,405 246,507
Hormel Foods Corp. 2,772 68,801
Ingredion, Inc. 600 56,826
J.M. Smucker Co. (The) 1,003 112,838
Kraft Heinz Co. (The) (b) 8,198 193,637
Lamb Weston Holdings, Inc. 1,308 56,479
McCormick & Co., Inc. (Non-Voting) 2,540 128,067
1,364,696
Gas Utilities ( 0 .2% )
New Jersey Resources Corp. 1,136 63,661
Southwest Gas Holdings, Inc. 808 71,654
UGI Corp. 2,232 77,093
212,408
Ground Transportation ( 1 .3% )
Avis Budget Group, Inc. (a) 189 27,940
JB Hunt Transport Services, Inc. 824 238,490
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,777 138,375
Landstar System, Inc. 380 78,588
Old Dominion Freight Line, Inc. 1,714 371,253
Ryder System, Inc. 421 111,047
Saia, Inc. (a) 300 126,348
XPO, Inc. (a) 1,235 253,533
1,345,574
Health Care Equipment & Supplies ( 3 .3% )
Align Technology, Inc. (a) 724 122,110
Baxter International, Inc. (b) 5,378 114,659
Becton Dickinson & Co. 2,577 389,977
Cooper Cos., Inc. (The) (a) 1,947 139,619
Dexcom, Inc. (a) 3,807 256,401
Edwards Lifesciences Corp. (a) 5,142 465,145
GE HealthCare Technologies, Inc. 4,555 291,566

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Glaukos Corp. (a) 604 $ 84,415
Globus Medical, Inc., Class  A (a) 1,129 89,202
IDEXX Laboratories, Inc. (a) 724 381,143
Insulet Corp. (a) 693 105,509
Lantheus Holdings, Inc. (a) 679 75,328
Penumbra, Inc. (a) 400 126,300
ResMed, Inc. 1,444 281,407
STERIS plc 977 205,727
Teleflex, Inc. 481 60,972
Zimmer Biomet Holdings, Inc. 1,940 167,015
3,356,495
Health Care Providers & Services ( 2 .0% )
Centene Corp. (a) 4,851 311,386
Chemed Corp. 131 61,012
DaVita, Inc. (a) 377 83,875
Encompass Health Corp. 985 99,564
Ensign Group, Inc. (The) 596 95,539
Guardant Health, Inc. (a) 1,317 197,589
HealthEquity, Inc. (a) 986 89,056
Henry Schein, Inc. (a) 970 81,014
Humana, Inc. 1,146 455,214
Labcorp Holdings, Inc. 821 229,880
Molina Healthcare, Inc. (a) 541 123,727
Quest Diagnostics, Inc. 1,137 240,987
2,068,843
Health Care REITs ( 1 .0% )
Alexandria Real Estate Equities, Inc. 1,776 93,861
CareTrust REIT, Inc. (b) 2,583 104,224
Healthcare Realty Trust, Inc., Class  A (b) 3,587 72,350
Healthpeak Properties, Inc. 7,162 153,267
Omega Healthcare Investors, Inc. 3,094 147,522
Ventas, Inc. 4,611 409,457
980,681
Health Care Technology ( 0 .3% )
Veeva Systems, Inc., Class  A (a) 1,545 274,191
Hotel & Resort REITs ( 0 .3% )
Host Hotels & Resorts, Inc. 7,252 171,945
Ryman Hospitality Properties, Inc. (b) 679 87,285
259,230
Hotels, Restaurants & Leisure ( 1 .8% )
Aramark 2,509 142,762
Brinker International, Inc. (a) 408 68,544
Cava Group, Inc. (a)(b) 963 75,576
Chipotle Mexican Grill, Inc., Class  A (a) 12,164 413,576
Darden Restaurants, Inc. 1,099 226,405
Domino's Pizza, Inc. 319 94,437
Hyatt Hotels Corp., Class  A (b) 501 97,114
Life Time Group Holdings, Inc. (a) 2,136 87,234
Texas Roadhouse, Inc., Class  A 630 121,735
Wyndham Hotels & Resorts, Inc. 899 75,705
Yum! Brands, Inc. 2,575 411,639
1,814,727
Household Durables ( 1 .5% )
DR Horton, Inc. 2,406 391,889
Installed Building Products, Inc. 264 60,678
Shares Value
Lennar Corp., Class  A 2,297 $ 207,856
NVR, Inc. (a) 27 183,962
PulteGroup, Inc. 1,972 270,578
Somnigroup International, Inc. 1,818 142,531
Toll Brothers, Inc. 1,000 164,750
TopBuild Corp. (a) 298 105,650
1,527,894
Household Products ( 0 .6% )
Church & Dwight Co., Inc. 2,039 197,538
Clorox Co. (The) 1,036 98,876
Kimberly-Clark Corp. (b) 2,856 313,503
609,917
Independent Power and Renewable Electricity Producers ( 0 .3% )
AES Corp. (The) 7,387 108,293
Brookfield Renewable Corp. 1,538 57,091
Clearway Energy, Inc., Class  C 977 33,394
Ormat Technologies, Inc. 651 70,894
269,672
Industrial REITs ( 0 .4% )
EastGroup Properties, Inc. 555 112,404
First Industrial Realty Trust, Inc. 1,369 83,933
Rexford Industrial Realty, Inc. 2,344 78,524
STAG Industrial, Inc. 1,990 75,740
Terreno Realty Corp. 1,086 70,340
420,941
Insurance ( 5 .1% )
Aflac, Inc. 4,151 486,705
American Financial Group, Inc. 612 85,643
American International Group, Inc. 4,751 354,092
Arch Capital Group Ltd. (a) 3,057 296,712
Arthur J Gallagher & Co. 2,308 529,848
Assurant, Inc. 442 118,690
Axis Capital Holdings Ltd. 656 70,481
Brown & Brown, Inc. 3,596 230,683
Cincinnati Financial Corp. 1,362 252,161
Everest Group Ltd. 387 138,248
First American Financial Corp. 1,206 82,720
Hanover Insurance Group, Inc. (The) 311 66,591
Hartford Insurance Group, Inc. (The) 2,454 325,204
Kinsale Capital Group, Inc. 196 64,643
Markel Group, Inc. (a) 110 214,831
MetLife, Inc. 4,971 420,596
Old Republic International Corp. 2,016 82,495
Primerica, Inc. 279 79,292
Principal Financial Group, Inc. 1,926 207,584
Prudential Financial, Inc. 3,111 335,770
Reinsurance Group of America, Inc. 587 124,826
RenaissanceRe Holdings Ltd. 375 118,837
Ryan Specialty Holdings, Inc., Class  A (b) 1,006 37,987
Unum Group 1,423 127,216
W. R. Berkley Corp. 2,093 147,619
Willis Towers Watson plc 845 220,858
5,220,332
Interactive Media & Services ( 0 .5% )
Pinterest, Inc., Class  A (a) 6,934 145,822
Reddit, Inc., Class  A (a) 1,493 259,155

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Interactive Media & Services (cont’d)
Snap, Inc., Class  A (a) 12,148 $ 53,937
458,914
IT Services ( 1 .9% )
Akamai Technologies, Inc. (a)(b) 1,616 191,027
Amdocs Ltd. 1,305 65,955
Cognizant Technology Solutions Corp., Class  A 4,884 189,157
CoreWeave, Inc., Class  A (a) 2,561 254,922
DigitalOcean Holdings, Inc. (a)(b) 980 153,890
Gartner, Inc. (a) 797 103,307
GoDaddy, Inc., Class  A (a) 1,547 131,309
MongoDB, Inc., Class  A (a) 803 269,728
Twilio, Inc., Class  A (a) 1,565 322,907
VeriSign, Inc. 940 236,466
1,918,668
Leisure Products ( 0 .1% )
Hasbro, Inc. 1,212 100,099
Life Sciences Tools & Services ( 2 .5% )
Agilent Technologies, Inc. 2,669 354,523
Avantor, Inc. (a) 6,647 65,805
Bio-Rad Laboratories, Inc., Class  A (a)(b) 182 53,437
Bio-Techne Corp. 1,648 116,431
Bruker Corp. (b) 1,241 74,684
Charles River Laboratories International, Inc. (a) 478 108,406
Illumina, Inc. (a) 1,553 273,064
IQVIA Holdings, Inc. (a) 1,653 319,393
Medpace Holdings, Inc. (a) 241 127,631
Mettler-Toledo International, Inc. (a) 207 264,445
PerkinElmer, Inc. (b) 1,116 124,166
Repligen Corp. (a)(b) 573 78,180
Waters Corp. (a) 933 349,912
West Pharmaceutical Services, Inc. 705 253,095
2,563,172
Machinery ( 5 .5% )
AGCO Corp. (b) 606 72,538
Allison Transmission Holdings, Inc. 824 92,898
Chart Industries, Inc. (a) 500 104,470
CNH Industrial NV 8,706 97,768
Donaldson Co., Inc. 1,154 103,595
Dover Corp. 1,339 300,311
Enpro, Inc. 224 84,432
Esab Corp. 570 56,219
ESCO Technologies, Inc. 274 95,911
Federal Signal Corp. 596 76,580
Flowserve Corp. 1,347 99,894
Fortive Corp. 3,043 185,897
Gates Industrial Corp. plc (a) 2,677 74,876
Graco, Inc. 1,648 124,605
IDEX Corp. 740 167,943
Ingersoll Rand, Inc. 3,911 320,663
ITT, Inc. 890 176,006
JBT Marel Corp. 514 74,530
Lincoln Electric Holdings, Inc. 560 148,686
Middleby Corp. (The) (a) 477 82,049
Mueller Industries, Inc. 1,125 138,296
Nordson Corp. 544 164,119
Oshkosh Corp. 619 95,004
Shares Value
Otis Worldwide Corp. 3,839 $ 274,872
PACCAR, Inc. 4,564 548,228
Pentair plc 1,609 123,346
RBC Bearings, Inc. (a) 321 206,743
Snap-on, Inc. 513 206,431
SPX Technologies, Inc. (a) 509 124,792
Stanley Black & Decker, Inc. 1,553 146,168
Terex Corp. 1,197 86,651
Timken Co. (The) 672 97,655
Toro Co. (The) 951 92,647
Watts Water Technologies, Inc., Class  A 287 112,346
Westinghouse Air Brake Technologies Corp. 1,584 427,046
Xylem, Inc. 2,372 280,394
5,664,609
Media ( 0 .8% )
Charter Communications, Inc., Class  A (a) 1,045 148,609
New York Times Co. (The), Class  A 1,947 136,251
Omnicom Group, Inc. 3,148 229,269
Paramount Skydance Corp., Class  B (b) 3,822 37,685
Sirius XM Holdings, Inc. (b) 2,517 74,352
Trade Desk, Inc. (The), Class  A (a) 5,040 91,123
Versant Media Group, Inc. 1,876 67,555
784,844
Metals & Mining ( 1 .3% )
Commercial Metals Co. 1,804 113,201
Hecla Mining Co. 9,552 147,387
MP Materials Corp. (a)(b) 2,329 130,447
Nucor Corp. 2,003 446,168
Reliance, Inc. 578 215,941
Steel Dynamics, Inc. 1,299 298,069
1,351,213
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 10,258 111,812
Annaly Capital Management, Inc. 6,571 146,927
Starwood Property Trust, Inc. (b) 3,141 51,450
310,189
Multi-Utilities ( 3 .2% )
Ameren Corp. 2,765 312,555
CMS Energy Corp. 3,199 244,723
Consolidated Edison, Inc. 3,474 384,329
Dominion Energy, Inc. 7,727 527,677
DTE Energy Co. 2,081 317,082
NiSource, Inc. 4,978 236,704
Public Service Enterprise Group, Inc. 4,692 380,803
Sempra 5,753 533,361
WEC Energy Group, Inc. 3,118 364,089
3,301,323
Office REITs ( 0 .2% )
BXP, Inc. 1,654 109,677
Vornado Realty Trust 1,830 71,919
181,596
Oil, Gas & Consumable Fuels ( 0 .3% )
Occidental Petroleum Corp. 6,614 321,242
Passenger Airlines ( 0 .7% )
American Airlines Group, Inc. (a) 7,334 132,525

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Passenger Airlines (cont’d)
Delta Air Lines, Inc. 5,925 $ 554,936
Joby Aviation, Inc. (a)(b) 7,680 68,506
755,967
Personal Care Products ( 0 .5% )
Estee Lauder Cos., Inc. (The), Class  A 2,126 167,848
Kenvue, Inc. 16,531 315,907
483,755
Pharmaceuticals ( 0 .9% )
Corcept Therapeutics, Inc. (a) 1,015 88,254
Elanco Animal Health, Inc. (a)(b) 5,179 127,455
Jazz Pharmaceuticals plc (a) 625 150,606
Royalty Pharma plc, Class  A 4,252 238,410
Zoetis, Inc., Class  A 4,187 300,878
905,603
Professional Services ( 1 .7% )
Amentum Holdings, Inc. (a) 1,796 37,123
Booz Allen Hamilton Holding Corp., Class  A 1,454 88,214
Broadridge Financial Solutions, Inc. 1,344 184,061
Equifax, Inc. 1,338 212,368
Genpact Ltd. 1,742 47,905
Parsons Corp. (a)(b) 595 31,172
Paychex, Inc. 3,260 320,556
Paycom Software, Inc. 606 76,162
Paylocity Holding Corp. (a) 483 50,488
SS&C Technologies Holdings, Inc. 2,427 150,595
TransUnion 2,352 169,673
UL Solutions, Inc., Class  A 945 96,258
Verisk Analytics, Inc., Class  A 1,409 252,958
1,717,533
Real Estate Management & Development ( 0 .7% )
CBRE Group, Inc., Class  A (a) 2,785 375,112
CoStar Group, Inc. (a) 4,955 140,326
Jones Lang LaSalle, Inc. (a) 479 148,466
Zillow Group, Inc., Class  C (a) 2,464 77,665
741,569
Residential REITs ( 1 .6% )
AvalonBay Communities, Inc. 1,471 277,563
Camden Property Trust 1,021 116,894
Equity LifeStyle Properties, Inc. 1,998 128,771
Equity Residential 3,862 262,346
Essex Property Trust, Inc. 665 193,907
Invitation Homes, Inc. 6,144 185,610
Mid-America Apartment Communities, Inc. 1,203 167,145
Sun Communities, Inc. 1,269 152,166
UDR, Inc. 3,361 134,171
1,618,573
Retail REITs ( 1 .3% )
Brixmor Property Group, Inc. 3,158 99,572
Federal Realty Investment Trust 892 110,108
Kimco Realty Corp. 6,842 173,445
Kite Realty Group Trust 2,077 58,945
Macerich Co. (The) (b) 3,142 79,147
NNN REIT, Inc. 1,966 91,478
Phillips Edison & Co., Inc. 1,305 54,314
Shares Value
Realty Income Corp. (b) 8,224 $ 509,559
Regency Centers Corp. 1,898 151,347
1,327,915
Semiconductors & Semiconductor Equipment ( 4 .0% )
Allegro MicroSystems, Inc. (a)(b) 1,495 104,082
Amkor Technology, Inc. 1,464 126,241
Cirrus Logic, Inc. (a) 605 89,861
Enphase Energy, Inc. (a) 1,053 51,850
Entegris, Inc. 1,717 308,820
First Solar, Inc. (a) 837 197,498
FormFactor, Inc. (a) 912 145,856
Lattice Semiconductor Corp. (a) 1,570 240,147
MACOM Technology Solutions Holdings, Inc. (a) 741 281,854
Microchip Technology, Inc. 4,790 436,848
MKS, Inc. 670 298,016
ON Semiconductor Corp. (a) 3,619 342,140
Onto Innovation, Inc. (a) 577 218,366
Qorvo, Inc. (a) 1,044 97,374
Rambus, Inc. (a) 1,257 166,854
Semtech Corp. (a) 1,083 175,283
Silicon Laboratories, Inc. (a) 389 85,020
Skyworks Solutions, Inc. (b) 1,766 119,735
Teradyne, Inc. 1,392 673,505
4,159,350
Software ( 3 .6% )
Appfolio, Inc., Class  A (a)(b) 255 40,889
Atlassian Corp., Class  A (a) 1,848 143,756
Autodesk, Inc. (a) 1,944 377,952
Bentley Systems, Inc., Class  B (b) 1,776 53,085
Cipher Digital, Inc. (a)(b) 4,006 98,147
Core Scientific, Inc. (a) 3,604 92,226
Docusign, Inc., Class  A (a) 2,316 102,877
Dropbox, Inc., Class  A (a) 1,949 53,539
Dynatrace, Inc. (a) 3,394 149,031
Elastic NV (a) 1,111 63,349
Fair Isaac Corp. (a) 229 273,605
Gen Digital, Inc. 6,370 158,549
Guidewire Software, Inc. (a) 997 122,681
HubSpot, Inc. (a) 585 106,768
Manhattan Associates, Inc. (a) 702 97,754
Nutanix, Inc., Class  A (a) 3,094 157,670
PTC, Inc. (a) 1,350 153,373
Riot Platforms, Inc. (a)(b) 4,117 112,723
Roper Technologies, Inc. 1,007 340,759
Samsara, Inc., Class  A (a) 4,182 135,622
SentinelOne, Inc., Class  A (a) 3,607 61,211
ServiceTitan, Inc., Class  A (a) 629 44,477
Terawulf, Inc. (a)(b) 4,065 100,405
Trimble, Inc. (a) 2,324 118,942
Tyler Technologies, Inc. (a) 493 144,183
Workday, Inc., Class  A (a) 2,061 252,308
Zscaler, Inc. (a) 1,225 172,909
3,728,790
Specialized REITs ( 1 .9% )
Crown Castle, Inc. 4,096 310,190
CubeSmart 2,337 92,943
Extra Space Storage, Inc. 2,088 303,386

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Specialized REITs (cont’d)
Iron Mountain, Inc. 2,800 $ 353,668
National Storage Affiliates Trust 747 33,219
Outfront Media, Inc. 1,521 49,828
Public Storage 1,465 466,324
Rayonier, Inc. 2,448 52,093
SBA Communications Corp., Class  A 1,097 193,577
Weyerhaeuser Co. 5,914 141,581
1,996,809
Specialty Retail ( 1 .9% )
AutoNation, Inc. (a) 210 39,016
AutoZone, Inc. (a) 144 460,215
Best Buy Co., Inc. 1,694 128,541
Burlington Stores, Inc. (a) 539 170,755
CarMax, Inc. (a) 1,180 62,410
Dick's Sporting Goods, Inc. (b) 569 129,055
Five Below, Inc. (a) 469 84,322
Floor & Decor Holdings, Inc., Class  A (a)(b) 911 54,077
GameStop Corp., Class  A (a)(b) 3,525 77,832
Gap, Inc. (The) 2,046 38,219
Lithia Motors, Inc., Class  A 194 56,355
Penske Automotive Group, Inc. (b) 153 27,379
Tractor Supply Co. 4,634 146,481
Ulta Beauty, Inc. (a) 370 166,863
Urban Outfitters, Inc. (a) 464 32,879
Wayfair, Inc., Class  A (a) 885 81,792
Williams-Sonoma, Inc. 995 231,934
1,988,125
Technology Hardware, Storage & Peripherals ( 1 .5% )
Everpure, Inc., Class  A (a) 3,384 266,625
Hewlett Packard Enterprise Co. 11,851 534,599
HP, Inc. 9,881 216,789
IonQ, Inc. (a)(b) 3,905 207,980
NetApp, Inc. 1,904 294,663
1,520,656
Textiles, Apparel & Luxury Goods ( 0 .7% )
Crocs, Inc. (a) 412 49,703
Deckers Outdoor Corp. (a) 1,185 117,658
Levi Strauss & Co., Class  A 824 20,460
Lululemon Athletica, Inc. (a) 849 96,939
Ralph Lauren Corp., Class  A 331 132,867
Tapestry, Inc. 1,734 253,823
VF Corp. 3,157 52,659
724,109
Trading Companies & Distributors ( 2 .4% )
Applied Industrial Technologies, Inc. 382 129,173
Core & Main, Inc., Class  A (a) 1,875 90,469
Fastenal Co. 9,879 474,488
Ferguson Enterprises, Inc. 1,669 396,104
GATX Corp. 352 62,371
MSC Industrial Direct Co., Inc., Class  A 392 46,628
QXO, Inc. (a)(b) 7,802 134,819
Sunbelt Rentals Holdings, Inc. 4,052 303,130
Watsco, Inc. (b) 354 147,522
WESCO International, Inc. 427 147,499
Shares Value
WW Grainger, Inc. 388 $ 527,835
2,460,038
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 2,031 267,239
Essential Utilities, Inc. 2,949 112,976
380,215
Total Common Stocks
(Cost $93,205,651) 102,272,901
No. of
Rights
Rights (0.0%) (c)
Health Care Equipment & Supplies  (0.0%)(c)
Hologic, Inc., CVR (a)(d)
(
Cost $16
) 1,634 16
Shares
Short-Term Investments (1.4%)
Investment Company (0.5%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $479,977)
479,977 479,977
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $981,470)
981,470 981,470
Total Short-Term Investments
(Cost $1,461,447) 1,461,447
–
Total Investments ( 100 .9% )
(Cost $ 94,667,114 ) including
$ 6,224,908 of Securities Loaned (f) 103,734,364
Liabilities in Excess of Other Assets
(
-0.9%
) (889,319)
Net Assets (100.0%) $ 102,845,045
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 6,224,908 and $ 6,363,562 , respectively. The Fund received cash collateral of $ 981,470 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 5,382,092 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) At June 30, 2026, the fund held a fair valued security at $16, representing 0.0% of net assets. This security is valued using significant unobservable inputs and is categorized as level 3 in the fair value heirarchy.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $348 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $94,667,114. The aggregate gross unrealized appreciation is
$14,870,211 and the aggregate gross unrealized depreciation is
$5,802,961, resulting in net unrealized appreciation of $9,067,250.
CVR Contingent Value Right
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 21 .3%
Financials 16 .5
Information Technology 15 .0
Health Care 12 .6
Other** 8 .0
Consumer Discretionary 7 .6
Real Estate 7 .6
Utilities 5 .8
Consumer Staples 5 .6
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (0.0%)(a)
Beverages (0.0%)(a)
BrewCo Borrower LLC 97,785 $ 513,371
Machinery (0.0%)(a)
Apex Tool Ultimate Holdings LLC 834 –
Media (0.0%)(a)
Altice France Est SAS 27,044 540,156
Software (0.0%)(a)
Cohesity, Inc.
Series  G 16,507 354,901
Series  G-1 11,404 232,357
587,258
Total Common Stocks
(Cost $1,912,812) 1,640,785
–
Face
Amount
Fixed Income Securities (96.7%)
Asset-Backed Securities ( 8 .6% )
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
10.52%, 4/20/37(b)(c) $ 2,000,000 1,853,876
Ares LXXVII CLO Ltd.,
2025-77A
CME Term SOFR 3 Month + 5.55%,
9.22%, 7/15/38(b)(c) 2,000,000 2,005,578
Ares XXXIX CLO Ltd.,
2016-39A
CME Term SOFR 3 Month + 6.30%,
10.04%, 7/15/39(b)(c) 2,000,000 2,005,068
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
8.92%, 1/15/38(b)(c) 3,500,000 3,296,965
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
7.43%, 4/20/38(b)(c) 2,100,000 2,002,862
2021-16A
CME Term SOFR 3 Month + 5.15%,
8.83%, 4/20/38(b)(c) 3,000,000 2,802,708
Ballyrock CLO 31 Ltd.,
2026-31A
CME Term SOFR 3 Month + 4.95%,
8.66%, 4/20/39(b)(c) 2,000,000 2,009,890
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
10.43%, 10/20/37(b)(c) 3,750,000 3,692,715
2024-3A
CME Term SOFR 3 Month + 5.90%,
9.58%, 7/20/37(b)(c) 3,000,000 3,014,883
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 6.35%,
10.02%, 3/31/38(b)(c) 2,000,000 2,025,584
Face
Amount Value
Battalion CLO XXXII Ltd.,
2026-32A
CME Term SOFR 3 Month + 2.95%,
6.72%, 7/20/39(b)(c) $ 2,500,000 $ 2,502,500
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
9.62%, 7/15/37(b)(c) 3,000,000 2,746,056
Benefit Street Partners CLO 48 Ltd.,
2026-48A
CME Term SOFR 3 Month + 4.65%,
8.36%, 4/20/39(b)(c) 1,000,000 1,006,484
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.12%, 7/15/37(b)(c) 3,000,000 2,948,304
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
8.58%, 1/17/38(b)(c) 3,000,000 2,924,970
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
10.37%, 4/15/35(b)(c) 2,000,000 1,857,670
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.23%, 4/20/35(b)(c) 1,000,000 938,544
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.18%, 4/18/35(b)(c) 3,825,000 3,570,205
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
8.67%, 4/15/38(b)(c) 5,000,000 4,791,530
2024-23A
CME Term SOFR 3 Month + 5.90%,
9.55%, 5/15/37(b)(c) 3,500,000 3,497,158
2026-29A
CME Term SOFR 3 Month + 4.80%,
8.56%, 4/22/39(b)(c) 2,000,000 1,972,910
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.17%, 7/15/37(b)(c) 3,000,000 2,732,877
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 4.95%,
8.62%, 4/20/39(b)(c) 2,000,000 1,949,978
2021-1A
CME Term SOFR 3 Month + 7.30%,
10.97%, 1/15/40(b)(c) 4,000,000 4,010,528
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.08%, 4/17/35(b)(c) 1,000,000 1,000,050

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (8.6%) (cont’d)
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
10.79%, 7/20/34(b)(c) $ 3,000,000 $ 2,896,512
Eldridge CLO Ltd.,
2026-3A
CME Term SOFR 3 Month + 5.95%,
9.67%, 3/31/38(b)(c) 2,000,000 2,030,652
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
9.58%, 7/18/37(b)(c) 3,000,000 2,957,991
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
8.38%, 1/20/38(b)(c) 2,500,000 2,431,948
Garnet CLO 3 Ltd.,
2025-3A
CME Term SOFR 3 Month + 4.95%,
8.63%, 10/20/38(b)(c) 1,750,000 1,728,589
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
8.38%, 7/20/34(b)(c) 5,000,000 4,673,995
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
10.57%, 10/15/37(b)(c) 3,000,000 2,999,592
2024-3A
CME Term SOFR 3 Month + 6.70%,
10.38%, 1/18/38(b)(c) 3,000,000 2,994,126
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
10.73%, 7/15/35(b)(c) 2,000,000 1,862,048
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.08%, 4/18/37(b)(c) 1,500,000 1,342,521
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
9.57%, 1/15/38(b)(c) 3,000,000 2,665,743
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.22%, 1/22/35(b)(c) 1,250,000 1,119,385
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 5.50%,
9.24%, 7/22/40(b)(c) 1,500,000 1,503,802
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
8.47%, 1/23/39(b)(c) 2,000,000 1,977,354
Face
Amount Value
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
9.78%, 10/15/37(b)(c) $ 2,000,000 $ 2,006,356
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.27%, 7/20/37(b)(c) 4,000,000 3,728,400
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
8.68%, 1/20/36(b)(c) 3,000,000 3,007,500
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
10.68%, 10/20/37(b)(c) 4,000,000 3,974,960
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
11.36%, 10/16/37(b)(c) 2,000,000 2,009,966
RR 25 Ltd.,
2023-25A
CME Term SOFR 3 Month + 5.45%,
9.12%, 4/15/41(b)(c) 2,000,000 2,000,716
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.32%, 1/20/38(b)(c) 3,500,000 3,387,265
116,459,314
Corporate Bonds ( 7 .3% )
Aerospace & Defense (0.2%)
Goat Holdco LLC
6.75%, 2/1/32(b)(d) 2,150,000 2,205,141
Automobile Components (0.2%)
Adient Global Holdings Ltd.
7.00%, 4/15/28(b) 3,000,000 3,050,724
Broadline Retail (0.2%)
Photo Holdings LLC
12.00%, 7/1/31(b) 2,500,000 2,577,744
Building Products (0.4%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(b) 4,800,000 5,063,765
Capital Markets (0.3%)
Focus Financial Partners LLC
6.75%, 9/15/31(b) 4,250,000 4,278,594
Chemicals (0.3%)
INEOS Finance plc
7.50%, 4/15/29(b)(d) 750,000 729,780
Olympus Water US Holding Corp.
7.25%, 2/15/33(b) 3,025,000 2,993,911
3,723,691
Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) 1,000,000 983,495

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (7.3%) (cont’d)
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) $ 2,100,000 $ 1,890,362
Diversified Telecommunication Services (0.2%)
Space Exploration Technologies Corp.
5.88%, 7/15/36(b) 2,400,000 2,369,601
Ground Transportation (0.1%)
GB AIT Buyer, Inc.
8.75%, 4/30/34(b)(d) 1,150,000 1,154,496
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(b) 2,000,000 2,057,500
Health Care Providers & Services (0.3%)
Global Medical Response, Inc.
7.38%, 10/1/32(b) 4,250,000 4,406,825
Hotel & Resort REITs (0.3%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(b) 4,050,000 4,050,569
Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(b) 3,250,000 3,172,751
Sabre GLBL, Inc.
10.75%, 11/15/29 - 3/15/30(b) 2,165,000 2,073,478
5,246,229
Insurance (1.3%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(b) 2,750,000 2,796,126
AmWINS Group, Inc.
6.38%, 2/15/29(b) 4,750,000 4,776,206
Asurion LLC
8.38%, 2/1/34(b) 1,500,000 1,389,621
CRC Insurance Group LLC
7.13%, 6/1/31(b) 4,500,000 4,488,328
Ryan Specialty LLC
5.88%, 8/1/32(b) 3,750,000 3,691,697
17,141,978
Machinery (0.2%)
Columbus McKinnon Corp.
7.13%, 2/1/33(b)(d) 2,000,000 2,005,858
Lsf12 Helix Parent LLC
7.13%, 2/1/33(b) 1,500,000 1,456,073
3,461,931
Media (0.3%)
Neptune Bidco US, Inc.
10.38%, 5/15/31(b) 3,280,000 3,402,098
Sinclair Television Group, Inc.
8.13%, 2/15/33(b) 375,000 385,656
3,787,754
Oil, Gas & Consumable Fuels (0.2%)
Delek Logistics Partners LP
6.88%, 6/1/34(b) 1,800,000 1,792,566
Face
Amount Value
7.38%, 6/30/33(b) $ 1,340,000 $ 1,366,030
3,158,596
Passenger Airlines (0.5%)
American Airlines, Inc.
5.75%, 4/20/29(b) 4,500,000 4,511,394
VistaJet Malta Finance plc
8.75%, 1/15/32(b)(d) 1,300,000 1,288,872
WestJet Airlines Ltd.
8.00%, 2/14/31(b) 1,350,000 1,356,255
7,156,521
Professional Services (0.1%)
CoreLogic, Inc.
4.50%, 5/1/28(b) 1,350,000 1,319,831
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(b) 792,000 793,104
Software (0.8%)
Capstone Borrower, Inc.
8.00%, 6/15/30(b)(d) 3,000,000 2,852,751
Cloud Software Group LLC
6.50%, 3/31/29(b) 2,500,000 2,427,553
9.00%, 9/30/29(b) 3,650,000 3,545,580
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/33(b) 2,050,000 2,145,635
10,971,519
Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(b) 4,650,000 4,854,233
Textiles, Apparel & Luxury Goods (0.2%)
Champ Acquisition Corp.
8.38%, 12/1/31(b) 2,475,000 2,595,995
98,300,198
Variable Rate Senior Loan Interests  ( 80 .8% )
Aerospace & Defence (0.0%)(a)
Propulsion BC Finco SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.20%, 12/01/32(c) 500,000 501,955
Aerospace & Defense (2.2%)
BG MS US Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.48%, 10/22/32(c) 2,294,250 2,279,911
Dynasty Acquisition Co., Inc.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.64%, 10/31/31(c) 179,295 179,925
First Lien, Initial Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.64%, 10/31/31(c) 68,198 68,438
Goat Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.14%, 1/27/32(c) 4,985,695 4,992,725

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Kaman Corp.,
First Lien, 2026-1 New Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.67%, 2/26/32(c) $ 3,362,655 $ 3,361,193
Signia Aerospace LLC,
First Lien, 2026 Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.20%, 12/11/31(c) 1,256,148 1,258,509
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%; CME Term SOFR 3 Month +
2.75%,
6.37%, 12/11/31(c) 3,130,044 3,135,929
TransDigm, Inc.,
First Lien, Term Loan, K,
CME Term SOFR 1 Month + 2.25%,
5.87%, 3/22/30(c) 3,958,835 3,963,625
First Lien, Term Loan, J,
CME Term SOFR 1 Month + 2.50%,
6.12%, 2/28/31(c) 7,619,500 7,629,482
First Lien, Term Loan, M,
CME Term SOFR 1 Month + 2.50%,
6.12%, 8/19/32(c) 2,761,090 2,764,652
29,634,389
Automobile Components (0.8%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.64%, 1/31/31(c) 3,174,647 3,172,997
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
7.76%, 4/06/28(c) 1,615,313 1,612,535
Clarios Global LP,
First Lien, Amendment No. 7 Dollar Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 1/28/32(c) 5,472,500 5,484,485
DexKo Global, Inc.,
First Lien, Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.16%, 10/06/31(c) 1,303,203 1,265,970
11,535,987
Banks (0.3%)
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 9/30/31(c) 2,749,906 2,326,530
First Advantage Holdings LLC,
First Lien, Term Loan, B3,
CME Term SOFR 3 Month + 2.75%,
6.48%, 10/31/31(c) 1,408,575 1,393,229
3,719,759
Beverages (0.1%)
BrewCo Borrower LLC,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 7.00%,
6.00% PIK, 10.67%, 9/30/30(c)(e) 192,064 27,753
Face
Amount Value
Primo Brands Corp.,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 3/31/31(c) $ 1,000,000 $ 1,005,715
1,033,468
Biotechnology (0.1%)
Alkermes, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.48%, 8/12/31(c) 1,645,875 1,654,104
Broadline Retail (0.7%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.91%, 11/08/32(c) 4,912,688 4,922,612
Delivery Hero Finco LLC,
First Lien, Extended Dollar Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.64%, 12/12/29(c) 3,929,898 3,955,698
8,878,310
Building Products (2.0%)
Chariot Buyer LLC,
First Lien, Amendment No. 5 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 9/08/32(c) 5,328,327 5,337,651
CP Iris Holdco I, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.64%, 10/27/32(c) 874,286 836,254
EMRLD Borrower LP,
First Lien, Second Amendment Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 8/04/31(c) 5,440,044 5,441,975
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.73%, 2/20/32(c) 2,128,500 2,117,858
Icebox Holdco III, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 12/22/31(c) 3,472,798 3,489,433
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.89%, 4/14/31(c) 3,673,755 3,675,114
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
5.89%, 2/10/32(c) 3,727,813 3,729,360
Smyrna Ready Mix Concrete LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.62%, 3/30/29(c) 372,180 374,043
25,001,688

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Capital Markets (2.7%)
Aragorn Parent Corp.,
First Lien, 2026 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.14%, 12/16/30(c) $ 3,178,938 $ 3,191,192
Aretec Group, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.00%,
6.62%, 8/09/30(c) 5,356,772 5,351,603
CPI Holdco B LLC,
First Lien, 2025 Fourth Amendment Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.64%, 5/19/31(c) 1,649,875 1,645,404
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.62%, 11/28/31(c) 3,579,747 3,594,013
Emma Buyer LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.34%, 6/16/33(c) 969,718 968,506
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.14%, 9/15/31(c) 6,009,431 5,876,893
GIH Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.20%, 11/26/31(c) 4,230,979 4,234,385
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 2/11/32(c) 1,160,313 1,164,669
Nexus Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.12%, 7/31/31(c) 2,437,688 2,355,416
Osmosis Buyer Ltd.,
First Lien, 2026 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.14%, 7/31/28(c) 7,694,404 7,696,289
36,078,370
Chemicals (1.6%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.41%, 9/09/31(c) 664,875 667,920
ARC Falcon I, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 4.50%,
8.12%, 4/01/33(c) 1,300,000 1,195,305
Bond US Bidco 1, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.50%,
7.31%, 5/06/33(c) 2,075,000 2,084,078
Face
Amount Value
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.41%, 10/04/29(c) $ 1,326,864 $ 1,323,395
Indicor LLC,
First Lien, Dollar Term Loan, E,
CME Term SOFR 1 Month + 2.50%,
6.14%, 11/22/29(c) 4,404,156 4,407,041
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 2/07/31(c) 1,132,707 1,008,959
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 2/18/30(c) 267,192 246,752
Lummus Technology Holdings V LLC,
First Lien, Amendment No. 4 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.14%, 12/31/29(c) 1,600,000 1,582,184
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.64%, 11/26/31(c) 1,012,188 1,014,718
Natgasoline LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 5.50%,
9.14%, 3/25/30(c) 1,186,719 1,189,686
Nouryon Finance BV,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.75%,
7.59%, 7/03/31(c) 1,675,000 1,677,445
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
6.70%, 6/23/31(c) 3,157,389 3,156,805
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.65%, 10/09/31(c) 1,838,420 1,845,323
WR Grace Holdings LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
6.73%, 8/19/32(c) 1,588,000 1,585,348
22,984,959
Commercial Services & Supplies (5.7%)
Acuren Holdings, Inc.,
First Lien, Amendment No. 3 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 7/30/31(c) 5,854,237 5,866,443
AEA International Holdings Luxembourg SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 9/07/28(c) 1,300,000 1,303,250
Allied Universal Holdco LLC,
First Lien, Amendment No. 7 Replacement US Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 8/20/32(c) 7,610,570 7,623,090

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
American Auto Auction Group LLC,
First Lien, Refinancing Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.23%, 5/28/32(c) $ 1,850,000 $ 1,851,397
Amspec Parent LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.73%, 12/22/31(c) 3,121,465 3,135,902
Arcwood Environmental, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 4/01/33(c) 1,875,000 1,886,719
Astro Acquisition LLC,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.23%, 8/30/32(c) 2,945,875 2,954,462
CohnReznick Advisory LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.98%, 3/31/32(c) 2,802,194 2,740,307
Emerald Expositions Holding, Inc.,
First Lien, Commitment Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.87%, 1/30/32(c) 495,000 496,582
EnergySolutions LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 9/23/30(c) 3,220,543 3,234,231
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.14%, 10/23/28(c) 2,037,134 2,040,587
Garda World Security Corp.,
First Lien, Fifteenth Additional Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 2/01/29(c) 8,042,405 8,042,405
Geosyntec Consultants, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 7/31/31(c) 1,467,625 1,469,460
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.16%, 3/03/32(c) 4,523,500 4,529,381
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.64%, 10/17/30(c) 4,424,412 4,446,534
Neptune Bidco US, Inc.,
First Lien, 2026 Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
8.77%, 2/03/33(c) 3,436,006 3,412,847
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.41%, 5/31/30(c) 4,221,643 4,240,134
Face
Amount Value
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.62%, 10/15/30(c) $ 2,387,632 $ 2,375,396
Raven Acquisition Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 11/19/31(c) 2,493,867 2,464,041
Rosen International SARL,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.73%, 3/26/31(c) 7,191,741 7,197,638
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
9.16%, 3/28/30(c) 1,549,800 1,353,587
Spin Holdco, Inc.,
First Lien, Initial Term Loan, FL20,
CME Term SOFR 12 Month + 4.00%,
7.42%, 9/04/30(c) 2,688,665 2,036,409
Thevelia US LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.73%, 6/18/29(c) 2,244,246 2,185,334
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 10/03/31(c) 1,358,933 1,361,339
78,247,475
Communications Equipment (0.3%)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.40%, 11/30/29(c) 4,743,795 4,499,940
Construction & Engineering (2.9%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 9/23/31(c) 5,164,066 5,174,858
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 4.50%,
8.14%, 2/18/31(c) 1,476,093 1,309,604
Azuria Water Solutions, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.39%, 4/25/33(c) 4,302,941 4,299,886
Brand Industrial Services, Inc.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.16%, 8/01/30(c) 1,296,684 1,021,599
Brown Group Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 7/01/31(c) 1,067,291 1,071,245

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.16%, 7/01/31(c) $ 7,914,898 $ 7,943,550
Construction Partners, Inc.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.64%, 11/03/31(c) 1,438,125 1,439,506
Cube Industrials Buyer, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.67%, 10/17/31(c) 5,027,519 5,038,529
Green Infrastructure Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 9/24/32(c) 5,275,000 5,281,594
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.90%, 3/15/32(c) 1,923,553 1,927,554
Trilon Group LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.21%, 6/13/33(c) 4,067,347 4,072,431
38,580,356
Consumer Finance (0.2%)
Citrin Cooperman Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.73%, 4/01/32(c) 3,027,125 2,950,372
Consumer Staples Distribution & Retail (0.8%)
Boots Group Finco LP,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 8/30/32(c) 6,943,367 6,976,626
TRQ Sales LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 12/30/32(c) 4,025,000 3,954,563
10,931,189
Container & Packaging (0.3%)
Pregis TopCo LLC,
First Lien, Tenth Amendment Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.39%, 2/01/29(c) 3,747,998 3,763,046
Containers & Packaging (1.7%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 6/11/31(c) 2,948,091 2,872,915
Berlin Packaging LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.94%, 6/09/31(c) 4,494,493 4,477,841
Face
Amount Value
Charter Next Generation, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.11%, 11/29/30(c) $ 5,496,668 $ 5,504,666
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
6.82%, 4/13/29(c) 3,608,965 3,551,005
Sword Purchaser LLC,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.65%, 4/11/33(c) 6,650,000 6,497,782
22,904,209
Distributors (1.0%)
ADI Global Distribution Funding LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.46%, 6/17/33(c) 900,000 903,375
BCPE Empire Holdings, Inc.,
First Lien, Amendment No. 10 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.14%, 12/29/32(c) 4,225,000 4,180,997
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.64%, 5/21/32(c) 5,250,558 5,271,901
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.39%, 8/01/30(c) 2,645,222 2,648,529
13,004,802
Diversified Consumer Services (1.9%)
Anticimex Global AB,
First Lien, Term Loan, B8,
CME Term SOFR 1 Day + 2.90%,
6.41%, 11/17/31(c) 2,926,012 2,934,892
Belron Finance 2019 LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.66%, 10/16/31(c) 2,947,799 2,949,332
Fugue Finance BV,
First Lien, 14th Amendment Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.92%, 1/09/32(c) 7,845,797 7,836,657
Lernen Bidco Ltd.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Day + 3.50%,
7.01%, 10/27/31(c) 3,331,612 3,285,802
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 6 Month + 3.00%,
6.67%, 5/04/28(c) 3,940,200 3,938,959
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.98%, 9/30/30(c) 2,462,121 2,460,201

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 1/30/31(c) $ 2,064,212 $ 2,064,212
25,470,055
Diversified Telecommunication Services (0.4%)
Altice France SA,
First Lien, USD Term Loan, B14,
CME Term SOFR 3 Month + 6.88%,
10.55%, 5/30/31(c) 2,629,840 2,690,326
Level 3 Financing, Inc.,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.75%,
6.38%, 3/29/32(c) 3,000,000 3,005,625
5,695,951
Electric Utilities (0.6%)
Cogentrix Finance Holdco I LLC,
First Lien, Repricing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 2/26/32(c) 3,075,567 3,076,121
MRP Buyer LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 6/04/32(c) 4,815,175 4,836,242
7,912,363
Electrical Equipment (0.9%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.37%, 1/30/32(c) 2,985,000 2,996,433
LSF12 Crown US Commercial Bidco LLC,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.62%, 12/02/31(c) 6,563,039 6,587,093
Pelican Products, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.24%, 12/29/28(c) 1,500,000 1,442,700
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.62%, 1/27/31(c) 1,630,354 1,630,859
12,657,085
Electronic Equipment, Instruments & Components (0.7%)
Belden, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.75%,
6.49%, 6/10/33(c) 2,825,000 2,832,062
Ingram Micro, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
5.93%, 9/22/31(c) 2,878,615 2,889,410
Face
Amount Value
Nord Security, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.43%, 10/08/32(c) $ 1,250,000 $ 1,248,438
Project Aurora US Finco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.75%,
6.48%, 12/06/32(c) 1,122,188 1,128,730
VeriFone Systems, Inc.,
First Lien, 2025-1 Refinancing Term Loan,
CME Term SOFR 3 Month + 5.50%,
9.43%, 8/18/28(c) 1,364,361 1,294,103
9,392,743
Entertainment (1.5%)
Discovery Global Holdings, Inc.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 12 Month + 2.50%,
6.24%, 6/03/33(c) 9,800,000 9,814,896
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
6.51%, 3/13/28(c) 2,044,196 1,988,890
TKO Worldwide Holdings LLC,
First Lien, Term Loan, B7,
CME Term SOFR 3 Month + 1.75%,
5.41%, 11/21/31(c) 9,246,486 9,227,901
21,031,687
Financial Services (3.0%)
Accelya Lux Finco Sarl,
First Lien, Term Loan,
CME Term SOFR 3 Month + 5.25%,
8.98%, 10/01/32(c) 3,897,913 3,488,632
Allspring Buyer LLC,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.75%, 11/01/30(c) 4,284,148 4,300,749
Apex Group Treasury LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.15%, 2/27/32(c) 1,348,111 1,280,496
Belfor Holdings, Inc.,
First Lien, Replacement Term Loan, B5,
CME Term SOFR 1 Month + 2.75%,
6.39%, 11/01/30(c) 4,000,000 3,993,320
Citco Funding LLC,
First Lien, 2026 Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.66%, 1/31/33(c) 1,641,750 1,638,819
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.41%, 2/03/32(c) 3,417,430 3,398,754
Kestra Advisor Services Holdings A, Inc.,
First Lien, A&R Amendment No. 4 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.39%, 3/24/31(c) 2,958,809 2,936,470

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Mariner Wealth Advisors LLC,
First Lien, Amendment No. 9 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.98%, 12/31/30(c) $ 5,854,992 $ 5,861,140
NCR Atleos LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.67%, 4/16/29(c) 706,968 707,855
Neon Maple US Debt Mergersub, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
6.14%, 11/17/31(c) 3,491,206 3,409,477
OID-OL Intermediate I LLC,
First Lien, Initial First Out Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.66%, 2/01/29(c) 487,652 474,242
Orion Advisor Solutions, Inc.,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.41%, 9/24/30(c) 2,662,648 2,643,783
Orion US Finco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.17%, 10/08/32(c) 3,516,188 3,522,306
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.65%, 3/15/32(c) 708,500 706,729
38,362,772
Food Products (1.6%)
AAG US GSI Bidco, Inc.,
First Lien, 2026 Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.15%, 10/31/31(c) 1,913,231 1,915,623
Alltech, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.25%,
8.01%, 8/13/30(c) 4,944,304 4,954,366
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.25%,
5.88%, 9/30/31(c) 2,688,914 2,672,888
Nomad Foods US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 6 Month + 2.50%,
6.16%, 10/29/32(c) 7,340,101 7,267,838
PFI Lower Midco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.64%, 12/01/32(c) 1,596,000 1,608,967
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.12%, 10/01/31(c) 1,391,766 1,331,224
Face
Amount Value
TreeHouse Foods, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
7.89%, 2/11/33(c) $ 2,550,000 $ 2,560,723
22,311,629
Ground Transportation (1.6%)
Aggreko Holdings, Inc.,
First Lien, 2025 Amended US Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.63%, 5/21/31(c) 6,437,240 6,461,379
Avis Budget Car Rental LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.12%, 7/16/32(c) 4,230,556 4,223,491
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.43%, 6/30/28(c) 1,697,620 1,208,977
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.50%,
7.43%, 6/30/28(c) 336,568 239,690
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
6.89%, 1/25/29(c) 4,927,077 4,943,484
Student Transportation of America Holdings, Inc.,
First Lien, 2026-1 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.42%, 6/24/32(c)
4,009,626
4,029,173
21,106,194
Health Care Equipment & Supplies (1.0%)
Bausch + Lomb Corp.,
First Lien, 2025-2 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.39%, 1/15/31(c) 5,182,989 5,201,777
Hologic, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.99%, 4/07/33(c) 5,760,000 5,643,619
Sotera Health Holdings LLC,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 5/30/31(c) 2,690,644 2,696,106
13,541,502
Health Care Providers & Services (9.1%)
Alera Group, Inc.,
First Lien, 2026-1 New Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.39%, 5/31/32(c) 3,986,548 3,798,702
Amneal Pharmaceuticals LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 8/02/32(c) 5,270,875 5,299,707

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Betclic Everest Group,
First Lien, Additional USD Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.41%, 12/09/31(c) $ 3,950,000 $ 3,961,099
Discovery Energy Holding Corp.,
First Lien, 2026 Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.73%, 5/01/31(c) 4,914,989 4,928,825
Examworks Bidco, Inc.,
First Lien, 2026 Incremental Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 2/07/33(c) 2,712,247 2,718,282
First Student Bidco, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 2.25%,
5.95%, 8/15/30(c) 452,718 453,504
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.95%, 8/15/30(c) 2,474,206 2,478,499
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.71%, 8/28/28(c) 1,372,798 696,695
Freeport LNG Investments LLLP,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.93%, 2/11/33(c) 6,625,000 6,645,703
Gibraltar Industries, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.87%, 2/02/33(c) 1,223,077 1,222,313
Global Medical Response, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 10/01/32(c) 3,752,674 3,766,746
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.14%, 10/23/31(c) 371,781 373,574
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.14%, 10/23/31(c) 4,062,719 4,082,322
Heartland Dental LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.14%, 8/25/32(c) 4,121,362 4,129,090
Herschend Entertainment Co. LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 5/27/32(c) 2,090,235 2,096,244
Loire Finco Luxembourg SARL,
First Lien, USD Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
7.64%, 1/31/30(c) 2,574,595 2,584,250
Face
Amount Value
Mamba Purchaser, Inc.,
First Lien, Sixth Amendment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.40%, 10/14/31(c) $ 2,927,912 $ 2,934,104
McKesson Medical-Surgical Top Holdings, Inc.,
First Lien, Amendment No. 1 Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.98%, 6/09/32(c) 5,950,000 5,958,687
MED ParentCo LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
6.64%, 4/15/31(c) 4,960,106 4,971,490
Medical Solutions Holdings, Inc.,
First Lien, Initial Second Out Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.30%, 11/01/30(c) 666,492 169,956
First Lien, Initial First Out Term Loan, A2,
CME Term SOFR 3 Month + 5.25%,
9.05%, 11/01/30(c) 832,454 634,746
First Lien, Term Loan, A1,
CME Term SOFR 12 Month + 5.25%,
9.09%, 11/01/30(c) 286,048 218,111
National Mentor Holdings, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 6.00%,
9.64%, 12/12/30(c) 5,203,092 5,250,258
Newfold Digital Holdings Group, Inc.,
First Lien, First Out Term Loan, A,
CME Term SOFR 1 Month + 3.50%,
7.21%, 4/30/29(c) 930,435 753,652
Oxbow Carbon LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
7.14%, 5/06/30(c) 3,391,282 3,409,307
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 3/17/31(c) 7,927,223 7,938,083
PAREXEL International Corp.,
First Lien, Seventh Amendment Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 12/12/31(c) 2,790,011 2,793,792
PEX Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 11/26/31(c) 248,741 248,741
Phoenix Guarantor, Inc.,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 2.00%,
5.64%, 2/21/31(c) 4,530,179 4,526,894
PMI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.98%, 3/16/33(c) 1,616,379 1,627,500
ProAmpac PG Borrower LLC,
First Lien, Initial USD Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.66%, 3/07/33(c) 6,450,000 6,353,250

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Radiology Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.50%,
8.23%, 6/30/32(c) $ 3,400,000 $ 3,403,536
Resilience Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.13%, 2/28/33(c) 4,250,000 4,245,431
Sabre GLBL, Inc.,
First Lien, 2025 Other Term Loan, B1,
CME Term SOFR 1 Month + 6.25%,
9.99%, 7/30/29(c) 748,045 671,558
First Lien, 2025 Other Term Loan, B2,
CME Term SOFR 1 Month + 6.25%,
9.99%, 7/30/29(c) 1,848,319 1,659,643
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.64%, 12/03/31(c) 1,802,188 1,802,935
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.00%,
6.47%, 12/31/31(c) 2,350,000 2,361,750
Spin Holdco, Inc.,
First Lien, Initial Term Loan, FL10,
CME Term SOFR 3 Month + 5.43%,
9.10%, 9/30/30(c) 643,665 662,872
Star Parent, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.73%, 9/27/30(c) 2,593,367 2,599,786
US Anesthesia Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.73%, 10/02/28(c) 4,479,626 4,491,475
VetStrategy Canada Holdings, Inc.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
7.45%, 12/12/28(c) 1,267,366 1,259,971
White Cap Supply Holdings LLC,
First Lien, Term Loan, D,
CME Term SOFR 1 Month + 3.50%,
7.14%, 2/10/33(c) 2,300,000 2,294,250
122,477,333
Health Care Technology (0.8%)
AthenaHealth Group, Inc.,
First Lien, Fourth Amendment Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 2/16/32(c) 6,003,672 5,948,888
Cotiviti, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.37%, 5/01/31(c) 5,305,483 4,866,136
10,815,024
Face
Amount Value
Hotels, Restaurants & Leisure (2.9%)
Allwyn Entertainment Financing US LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.16%, 11/24/32(c) $ 1,000,000 $ 989,375
Caesars Entertainment, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.89%, 2/06/31(c) 2,493,622 2,405,573
City Football Group Ltd.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.93%, 7/22/30(c) 5,275,758 5,268,503
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.89%, 1/29/29(c) 3,278,284 3,278,644
Flutter Financing BV,
First Lien, Third Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.73%, 6/04/32(c) 1,410,750 1,407,004
Gaia Purchaser, Inc.,
First Lien, 2026 Term Loan, B,
CME Term SOFR 12 Month + 4.00%,
7.84%, 6/23/33(c) 5,225,000 5,231,531
Golden State Foods LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.23%, 12/04/31(c) 1,991,482 1,997,188
IRB Holding Corp.,
First Lien, 2025 Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.11%, 12/16/30(c) 5,596,553 5,604,221
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
7.95%, 8/01/30(c) 2,215,283 2,115,163
Pioneer OpCo LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.88%, 5/16/33(c) 2,075,000 2,085,562
Sabre GLBL, Inc.,
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
9.74%, 11/15/29(c) 1,275,998 1,144,570
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
5.64%, 12/04/31(c) 3,168,118 3,151,628
Voyager Parent LLC,
First Lien, 2026 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
7.98%, 7/01/32(c) 4,295,911 4,303,902
38,982,864

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Household Durables (0.2%)
American Residential Services LLC,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 2/02/32(c) $ 223,308 $ 224,425
Somnigroup International, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Day + 2.25%,
5.76%, 10/24/31(c) 2,301,188 2,314,707
2,539,132
Household Products (0.2%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.64%, 3/19/32(c) 2,470,554 2,468,244
Independent Power and Renewable Electricity Producers (0.4%)
Invenergy Thermal Operating I LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.38%, 5/17/32(c) 2,174,089 2,184,622
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 2.75%,
6.38%, 5/17/32(c) 141,402 142,087
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.87%, 8/18/31(c) 2,431,377 2,436,859
4,763,568
Insurance (4.5%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
6.64%, 11/06/30(c) 5,153,889 4,675,016
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.89%, 6/21/32(c) 1,221,922 1,107,978
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.12%, 9/19/31(c) 7,515,949 7,424,592
Asurion LLC,
First Lien, New Term Loan, B14,
CME Term SOFR 3 Month + 3.75%,
7.41%, 2/23/33(c) 6,267,968 5,943,381
Second Lien, New Term Loan, B4,
CME Term SOFR 3 Month + 5.25%,
9.18%, 1/19/29(c) 1,256,075 1,244,770
Broadstreet Partners Group LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.12%, 6/16/31(c) 9,016,622 8,727,053
CRC Insurance Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.48%, 5/06/31(c) 3,208,871 3,140,682
Face
Amount Value
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.92%, 6/20/30(c) $ 8,491,526 $ 8,492,332
IMA Financial Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 11/01/28(c) 4,492,231 4,485,358
Jones DesLauriers Insurance Management, Inc.,
First Lien, 2026-1 Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/02/33(c) 1,150,000 1,103,712
Ryan Specialty LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.62%, 9/15/31(c) 2,172,500 2,171,142
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 7/31/31(c) 5,765,995 5,703,290
Trucordia Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.87%, 6/17/32(c) 4,250,754 3,804,424
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
5.95%, 11/21/29(c) 5,083,482 5,072,679
63,096,409
IT Services (1.1%)
Ahead DB Holdings LLC,
First Lien, Term Loan, B3,
CME Term SOFR 3 Month + 2.50%,
6.23%, 2/03/31(c) 1,943,691 1,915,527
Arches Buyer, Inc.,
First Lien, New Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.99%, 12/06/27(c) 2,842,480 2,838,927
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.80%, 10/01/27(c) 3,389,765 3,344,579
Indy US Holdco LLC,
First Lien, Thirteenth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 10/31/30(c) 925,164 915,912
Peraton Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
7.51%, 2/01/28(c) 1,375,000 1,244,375
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.23%, 10/02/31(c) 839,375 663,106
Speedster Bidco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
6.73%, 12/10/31(c) 1,441,276 1,431,071

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.49%, 10/03/31(c) $ 1,956,108 $ 1,835,485
Trio Bidco, Inc.,
First Lien, Closing Date Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.73%, 10/29/32(c) 1,534,250 1,510,277
Virtusa Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
6.89%, 2/15/29(c) 1,161,779 1,018,015
16,717,274
Leisure Products (2.1%)
Bombardier Recreational Products, Inc.,
First Lien, 2024 Extended Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 1/22/31(c) 1,931,634 1,933,276
EOC Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.39%, 3/24/32(c) 11,436,250 11,463,411
GBT US III LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
5.67%, 7/25/31(c) 1,818,746 1,819,828
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.73%, 9/29/31(c) 2,802,095 2,808,666
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.41%, 10/31/31(c) 3,170,253 2,981,227
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.96%, 6/01/28(c) 1,991,732 1,917,501
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.42%, 2/21/30(c) 8,124,895 8,127,210
31,051,119
Machinery (3.9%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%; CME Term SOFR 3 Month +
2.25%,
5.90%, 8/19/31(c) 1,830,470 1,834,222
Apex Tool Ultimate Holdings LLC,
First Lien, Super Priority Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
9.64%, 4/08/31(c) 1,565 595
Face
Amount Value
Cleanova Holding Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
8.41%, 5/24/32(c) $ 2,807,795 $ 2,772,712
Columbus McKinnon Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.23%, 2/03/33(c) 1,920,578 1,919,378
CompoSecure Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.92%, 1/14/33(c) 2,345,000 2,335,292
Dynamo US Bidco, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.89%, 9/30/31(c) 3,928,513 3,750,099
Engineered Machinery Holdings, Inc.,
First Lien, 2025 USD Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.98%, 11/26/32(c) 6,473,637 6,515,068
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.96%, 5/21/29(c) 1,150,000 1,153,599
Form Technologies LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
9.42%, 7/19/30(c) 850,000 822,379
Hayward Industries, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 12 Month + 2.00%,
5.71%, 5/23/33(c) 2,457,422 2,463,565
Jennmar Intermediate III LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.73%, 12/16/30(c) 2,571,100 2,553,963
LSF12 Helix Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.14%, 2/10/33(c) 4,025,000 3,957,078
Madison Safety & Flow LLC,
First Lien, 2025 Incremental Term Loan, B,
PRIME + 1.50%,
8.25%, 9/26/31(c) 1,710,918 1,715,315
Merlin Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.73%, 4/15/33(c) 1,200,000 1,204,500
Pro Mach Group, Inc.,
First Lien, Amendment No. 8 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.12%, 10/15/32(c) 2,992,500 2,998,365
STS Operating, Inc.,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.72%, 3/25/31(c) 4,452,943 4,461,760

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
TK Elevator Midco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 6 Month + 2.75%,
6.38%, 4/30/30(c) $ 11,493,845 $ 11,557,291
52,015,181
Media (0.9%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
5.94%, 12/15/31(c) 2,568,507 2,536,247
DIRECTV Financing LLC,
First Lien, 2025 Incremental Term Loan, B,
CME Term SOFR 3 Month + 5.50%,
9.16%, 2/17/31(c) 1,300,000 1,305,467
EW Scripps Co. (The),
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.75%,
9.50%, 6/30/28(c) 250,000 250,469
Fleet US Bidco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.75%,
6.39%, 2/21/31(c) 2,511,037 2,517,315
Nexstar Media, Inc.,
First Lien, Term Loan, B7,
CME Term SOFR 1 Month + 2.75%,
6.39%, 3/18/33(c) 2,592,500 2,570,049
Univision Communications, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.01%, 1/31/29(c) 1,416,302 1,411,699
Virgin Media Bristol LLC,
First Lien, Term Loan, Y,
CME Term SOFR 6 Month + 3.18%,
6.97%, 3/31/31(c) 1,300,000 1,157,182
11,748,428
Metals & Mining (0.4%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.39%, 8/19/30(c) 5,310,365 5,336,916
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
7.41%, 11/13/28(c) 541,667 541,556
5,878,472
Oil, Gas & Consumable Fuels (1.3%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.37%, 7/09/31(c) 2,308,875 2,315,605
GIP Pilot Acquisition Partners LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.64%, 5/19/33(c) 3,465,787 3,470,119
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
7.99%, 7/16/29(c) $ 6,753,774 $ 6,743,643
Venture Global Calcasieu Pass LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.25%,
6.95%, 4/11/33(c) 3,675,000 3,690,068
16,219,435
Paper & Forest Products (0.1%)
Ahlstrom Holding 3 Oy,
First Lien, Additional Term Loan, B1,
CME Term SOFR 3 Month + 4.25%,
8.21%, 5/23/30(c) 1,000,000 997,085
Passenger Airlines (0.7%)
AAdvantage Loyalty IP Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.43%, 5/28/32(c) 1,234,367 1,236,170
Vista Management Holding, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.44%, 4/01/31(c) 5,257,728 5,285,988
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 2/14/31(c) 2,831,061 2,751,693
9,273,851
Personal Care Products (0.8%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.51%, 5/17/28(c) 1,399,316 1,216,405
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.39%, 3/01/28(c) 1,813,839 1,814,066
OPAL US LLC,
First Lien, Term Loan, B6,
CME Term SOFR 3 Month + 2.50%,
6.23%, 4/28/32(c) 8,052,460 8,056,768
11,087,239
Pharmaceuticals (0.7%)
1261229 BC Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 6.25%,
9.89%, 10/08/30(c) 3,167,814 3,079,210
Financiere Mendel SAS,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.39%, 11/11/30(c) 1,496,203 1,501,118
Jazz Financing Lux SARL,
First Lien, Dollar Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.87%, 5/05/28(c) 3,457,579 3,471,011

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
Padagis LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.69%, 7/06/28(c) $ 2,032,279 $ 1,930,665
9,982,004
Professional Services (1.7%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.26%, 6/02/28(c) 5,604,708 5,548,661
Creative Artists Agency LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 10/01/31(c) 4,453,759 4,458,302
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 8/16/30(c) 2,088,744 1,887,702
Ensemble RCM LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/09/33(c) 2,775,000 2,767,369
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.39%, 6/02/31(c) 7,821,999 7,462,696
Heron Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.73%, 12/10/32(c) 1,900,000 1,914,250
24,038,980
Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-3 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.14%, 1/31/30(c) 1,946,218 1,949,867
Greystar Real Estate Partners LLC,
First Lien, Term Loan, B4,
CME Term SOFR 3 Month + 2.25%,
5.92%, 8/21/30(c) 3,700,000 3,704,625
5,654,492
Software (8.6%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.98%, 2/24/31(c) 4,077,337 4,013,628
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.64%, 12/11/28(c) 3,873,854 3,785,627
Bending Spoons US, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 5.88%,
9.49%, 3/07/31(c) 200,000 197,400
Face
Amount Value
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 7/30/31(c) $ 6,207,043 $ 5,610,267
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
9.41%, 7/30/32(c) 400,000 344,166
Calabrio, Inc.,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 11/26/32(c) 2,825,000 2,201,664
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.95%, 8/16/32(c) 6,607,179 5,737,608
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.49%, 10/09/28(c) 2,686,801 2,097,142
Clover Holdings 2 LLC,
First Lien, Initial Floating Rate Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.38%, 12/09/31(c) 5,296,500 5,069,174
Dayforce Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/04/33(c) 5,510,000 5,040,107
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
7.95%, 6/26/31(c) 1,323,130 1,266,420
ECI Macola/Max Holding LLC,
First Lien, 2025 Repricing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 5/09/30(c) 5,730,543 5,463,127
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.75%,
6.39%, 5/30/31(c) 5,467,292 5,237,665
Finastra USA, Inc.,
First Lien, Initial USD Term Loan,
CME Term SOFR 6 Month + 4.00%,
7.75%, 9/15/32(c) 1,375,000 1,271,188
IGT Holding IV AB,
First Lien, Term Loan, B7,
CME Term SOFR 3 Month + 3.00%,
6.73%, 9/02/31(c) 2,992,500 2,935,463
Imprivata, Inc.,
First Lien, 2026 Term Loan, B,
CME Term SOFR 12 Month + 4.25%,
8.09%, 12/03/29(c) 1,025,000 1,026,133
Marcel Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.00%,
6.88%, 11/12/30(c) 4,597,816 4,488,618

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
6.64%, 3/01/29(c) $ 4,594,970 $ 4,096,416
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.91%, 7/03/31(c) 4,445,304 4,313,812
Metropolis Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
8.92%, 11/03/32(c) 2,942,625 2,902,164
N-Able International Holdings II LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 11/26/32(c) 498,750 483,787
OAK-Eagle Acquireco, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 12 Month + 3.50%,
6.97%, 3/23/33(c) 4,125,000 4,139,809
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.24%, 12/15/28(c) 3,342,206 3,211,442
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
5.39%, 1/31/30(c) 148,109 145,240
PointClickCare Technologies, Inc.,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.41%, 11/03/31(c) 3,879,278 3,869,250
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.93%, 6/02/28(c) 3,498,690 3,049,494
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 10/28/30(c) 3,044,821 2,224,242
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 7/16/31(c) 6,760,336 6,595,181
Project Ruby Ultimate Parent Corp.,
First Lien, Incremental Term Loan, B5,
CME Term SOFR 1 Month + 2.75%,
6.51%, 3/10/28(c) 3,825,763 3,825,418
Proofpoint, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.73%, 8/31/28(c) 2,578,395 2,494,056
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
5.98%, 6/28/30(c) 1,414,179 1,186,143
Face
Amount Value
RealPage, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.99%, 4/24/28(c) $ 3,861,310 $ 3,618,781
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.48%, 4/24/28(c) 2,089,697 1,970,281
Rocket Software, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.51%, 11/28/28(c) 2,034,674 1,938,221
Starlight Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 4/16/32(c) 3,365,172 2,826,744
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.91%, 2/10/31(c) 6,367,007 6,011,028
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.93%, 4/24/28(c) 3,376,519 2,594,281
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.64%, 10/22/29(c) 546,281 545,598
117,826,785
Specialty Retail (2.0%)
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.89%, 1/23/32(c) 6,385,189 6,413,124
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 6/11/31(c) 5,042,232 5,030,812
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
TSFR3M + 2.50%,
6.17%, 4/23/31(c) 9,231 9,211
Park River Holdings, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.19%, 3/17/31(c) 400,000 399,982
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.23%, 7/01/31(c) 7,094,805 7,117,864
RealTruck Group, Inc.,
First Lien, Second Out Term Loan, A,
CME Term SOFR 3 Month + 4.75%,
8.65%, 1/31/31(c) 3,469,271 2,164,825
First Lien, FLFO New Money Term Loan,
9.40%, 1/31/31(c) 1,069,235 1,096,153

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (80.8%) (cont’d)
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
6.89%, 10/19/29(c) $ 4,362,819 $ 4,361,379
26,593,350
Textiles, Apparel & Luxury Goods (1.1%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.89%, 2/13/32(c) 1,361,250 1,361,672
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.89%, 12/21/28(c) 4,985,853 4,993,356
Beach Acquisition Bidco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
6.39%, 9/13/32(c) 4,975,031 5,007,916
Varsity Brands, Inc.,
First Lien, 2025-2 Replacement Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.48%, 8/26/31(c) 2,546,306 2,552,901
WH Borrower LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.14%, 2/20/32(c) 375,000 376,151
14,291,996
Trading Companies & Distributors (0.2%)
DXP Enterprises, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.89%, 10/11/30(c) 2,686,500 2,701,894
Transportation Infrastructure (0.0%)(a)
Boluda Towage Luxembourg SARL,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.50%,
6.24%, 5/27/33(c) 475,000 476,487
Wireless Telecommunication Services (0.1%)
Crown Subsea Communications Holding, Inc.,
First Lien, 2026 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.62%, 1/30/31(c) 1,496,222 1,502,708
1,096,585,713
Total Fixed Income Securities
(Cost $1,330,344,179)
1,311,345,225
–
Shares
Short-Term Investments ( 6 .8% )
Investment Company ( 6 .4% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56%(f)
(Cost $86,407,186)
86,407,186 86,407,186
Shares Value
Security held as Collateral on Loaned Securities ( 0 .2% )
Investment Company (0.2%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56%(f)
(Cost $3,449,040)
3,449,040 $ 3,449,040
Investment Companies ( 0 .2% )
Invesco Senior Income Trust $ 156,489 469,467
Nuveen Floating Rate Income Fund 257,411 1,974,342
Total Investment Companies
(Cost $2,465,395)
2,443,809
Total Short-Term Investments
(Cost $92,321,621)
92,300,035
Total Investments ( 103 .5% )
( Cost $ 1,424,578,612 ) including
$ 5,944,046 of Securities Loaned (g) 1,405,286,045
Liabilities in Excess of Other Assets (-3.5%)(h)
(48,152,412)
Net Assets (100.0%) $1,357,133,633

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
At June 30, 2026, the Fund had unfunded loan commitments
of $2,604,424, which could be extended at the option of the
borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments
Value
Unrealized
Appreciation
(Depreciation)
Azuria Water Solutions, Inc.
$ 445,941
$ 446,741
$ 800
CohnReznick Advisory LLC
161,257
159,014
(2,243)
CP Iris Holdco I, Inc.
25,714
24,596
(1,118)
Emma Buyer LLC
378,381
379,806
1,425
Hanger, Inc.
154,997
155,391
394
Kaman Corp.
390,954
390,032
(922)
PMI Bidco, Inc.
258,621
260,400
1,779
Raven Acquisition Holdings LLC
180,601
178,231
(2,370)
Signia Aerospace LLC
214,563
213,823
(740)
Trilon Group LLC
231,490
232,944
1,454
Trio Bidco, Inc.
161,905
159,375
(2,530)
$ 2,604,424
$ 2,600,353
$ (4,071)
(a) Amount is less than 0.05%.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 5,944,046 and $ 6,192,290 , respectively. The Fund received cash collateral of $ 3,449,040 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 2,743,250 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $111,003 relating to the Fund’s
investment in the Liquidity Fund.
(g) At June 30, 2026, the aggregate cost for federal income tax purposes is $1,424,578,612. The aggregate gross unrealized appreciation is $4,028,995 and the aggregate gross unrealized depreciation is $23,321,562, resulting in net unrealized depreciation of
$19,292,567.
(h)
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined

Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 78 .2%
Asset-Backed Securities 8 .3
Corporate Bonds 7 .0
Short-Term Investments 6 .2
Other** 0 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (98.6%)
Municipal Bonds ( 98 .6% )
Certificate of Participation/Lease ( 0 .1% )
College of Western Idaho,
Series 2025
4.25%, 8/1/45 $ 55,000 $ 55,566
Education ( 17 .8% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) 180,000 169,399
Build NYC Resource Corp.,
REN 4520 83rd Street LLC
Series 2025 A
5.50%, 6/15/55 500,000 499,796
California Municipal Finance Authority,
California Baptist University
Series 2025 A
5.63%, 11/1/54(a) 500,000 510,345
California School Finance Authority,
Larchmont Schools
Series 2026
5.75%, 6/1/46(a) 295,000 309,411
Capital Projects Finance Authority,
Imagine School At North Port, Inc.
Series 2025 A
6.25%, 6/15/45(a) 500,000 511,022
Capital Trust Agency, Inc.,
Imagine-Pasco County LLC
Series 2020 A
5.00%, 12/15/49(a) 250,000 210,993
Capital Trust Authority,
Mason Classical Academy, Inc.
Series 2024 A
5.00%, 6/1/64(a) 500,000 467,476
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 471,961
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 265,000 265,638
Development Authority of Cobb County (The),
MT Bethel Christian Academy, Inc.
Series 2025
6.25%, 6/1/55(a) 555,000 578,787
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 743,955
Florida Development Finance Corp.,
Renaissance Charter School, Inc.
Series 2025 A
6.00%, 6/15/55(a) 500,000 517,741
Florida Local Government Finance Commission,
Cornerstone Charter Academy, Inc. Obligated Group
Series 2026
5.88%, 10/1/61 265,000 265,580
Face
Amount Value
Iowa Higher Education Loan Authority,
University of Dubuque Project
Series 2025
5.00%, 10/1/45 $ 500,000 $ 504,226
Louisiana Public Facilities Authority,
Acadiana Renaissance Charter Academy
Series 2025
6.00%, 6/15/45(a) 500,000 524,789
Navajo County Unified School District No. 27,
Kayenta
Series 2025
6.00%, 7/1/44 430,000 484,204
Public Finance Authority,
Liberty Classical Schools Educational Services, Inc.
Series 2025 A
6.50%, 6/15/45(a) 350,000 356,049
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 750,000 757,764
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/44(a) 500,000 475,957
Wake Preparatory Academy
Series 2025
6.50%, 6/15/60 500,000 511,608
Southwestern Illinois Development Authority,
St. Clair County School District No. 189 East St Louis
Series 2026 B
5.50%, 1/1/47 125,000 134,328
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 995,000 949,559
10,220,588
–
General Obligation ( 7 .1% )
Chicago Board of Education,
Series 2012 A
5.00%, 12/1/42 385,000 374,475
Series 2022 A
5.00%, 12/1/47 500,000 469,143
Series 2015 C
5.25%, 12/1/39 500,000 498,610
Series 2025 A
5.75%, 12/1/50 865,000 881,407
City of Chicago,
Series 2019 A
5.50%, 1/1/49 300,000 301,672
Series 2025 E
6.00%, 1/1/42 500,000 550,368
City of Richmond,
Series 2026 A
4.00%, 1/15/54 265,000 254,274
McPherson County Unified School District No. 418,
McPherson
Series 2026
5.25%, 9/1/56 150,000 157,975

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (98.6%) (cont’d)
General Obligation (7.1%) (cont’d)
Mida Cormont Public Infrastructure District,
Series 2025 B
8.50%, 6/15/55(a) $ 546,000 $ 571,495
4,059,419
–
Hospital ( 3 .4% )
California Municipal Finance Authority,
Gateways Hospital and Mental Health Center
Series 2026 B
6.53%, 9/1/37 100,000 102,931
Denver Health & Hospital Authority,
Series 2025 A
5.13%, 12/1/50 500,000 503,803
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 115,000 109,233
Lynchburg Economic Development Authority,
Centra Health Obligated Group
Series 2026 A
5.50%, 1/1/56 200,000 213,982
Massachusetts Development Finance Agency,
Seven Hills Foundation Obligated Group
Series 2025
6.00%, 9/1/45 405,000 451,992
South Carolina Jobs-Economic Development Authority,
Beaufort Memorial Hospital Obligated Group
Series 2024
5.75%, 11/15/54 500,000 509,893
1,891,834
–
Housing ( 3 .1% )
Public Finance Authority,
Campus Real Estate Holding Corp. LLC
Series 2025 A
5.25%, 6/1/45 370,000 378,292
Series 2025 A
5.50%, 6/1/55 600,000 609,078
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 475,000 493,396
Rhode Island Health and Educational Building Corp.,
PRG - RI Properties LLC
Series 2025 B
5.63%, 7/1/65 250,000 257,109
1,737,875
–
Other Revenue ( 53 .4% )
Aerotropolis Regional Transportation Authority,
Series 2024
5.75%, 12/1/54(a) 500,000 508,917
Alachua County Housing Finance Authority,
Woodland Park II LLC
Series 2025 A
6.30%, 7/1/55(a) 300,000 317,032
Series 2025 C
7.00%, 7/1/29(a) 300,000 301,373
Face
Amount Value
American Samoa Economic Development Authority,
Series 2025 B
5.25%, 9/1/45(a) $ 430,000 $ 438,294
Atlanta Development Authority (The),
Westside Tax Allocation District Gulch Area
Series 2024 A-2
5.50%, 4/1/39(a) 1,000,000 1,029,872
Baldwin County Industrial Development Authority,
Novelis Corp.
Series 2025 A (AMT)
5.00%, 6/1/55(a)(b) 500,000 519,919
Berks County Industrial Development Authority,
Highlands at Wyomissing Obligated Group
Series 2017 A
5.00%, 5/15/32 500,000 504,543
Big Cypress Stewardship District,
Assessment Area One
Series 2026
5.75%, 5/1/55 500,000 502,147
Brightshore Community Development District,
Series 2026
5.30%, 5/1/46 245,000 246,250
Series 2026
5.70%, 5/1/57 295,000 296,187
Buckeye Tobacco Settlement Financing Authority,
Series 2020 B-2
5.00%, 6/1/55 750,000 588,340
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-2
5.50%, 12/15/32(a) 250,000 248,790
Series 2026 C
7.00%, 12/15/30(a) 540,000 532,819
California Municipal Finance Authority,
Clay Lacy Santa Ana LLC
Series 2026 (AMT)
6.00%, 1/1/55(a) 500,000 529,570
Witmer Manor Community Partners LP
Series 2025 B
6.00%, 11/1/43 1,000,000 1,016,050
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 580,000 528,258
City of Anna,
Sherley Farms Public Improvement District Improvement Area No. 1
Series 2026
5.35%, 9/15/46(a) 200,000 202,583
City of Lavon,
Series 2025
5.75%, 9/15/45(a) 850,000 895,511
Connecticut State Health & Educational Facilities Authority,
Fairview Issue
Series 2026 A
6.38%, 12/15/61(c) 100,000 101,440

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (98.6%) (cont’d)
Other Revenue (53.4%) (cont’d)
County of Denton,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) $ 500,000 $ 518,459
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 C
5.00%, 7/15/35(a) 300,000 300,813
Florida Local Government Finance Commission,
Ponte Vedra Pine Co. LLC Obligated Group
Series 2025 A
6.63%, 11/15/45(a) 500,000 545,329
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 1,000,000 1,062,813
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group
Series 2025 A
6.00%, 11/1/50 400,000 406,662
Hoover Industrial Development Board,
United States Steel Corp.
Series 2019 (AMT)
5.75%, 10/1/49 750,000 773,395
Indianola Community School District,
Infrastructure Sales Services & Use Tax
Series 2025
4.25%, 6/1/45 70,000 68,867
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2016 A
5.00%, 5/15/41 205,000 205,043
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) 500,000 420,282
Series 2023
5.00%, 12/1/53(a)(b) 150,000 153,503
Kingston One Community Development District,
Assessment Area One - 2025 Project
Series 2025
5.75%, 5/1/45 250,000 263,545
Series 2025
6.00%, 5/1/57 500,000 517,096
Lakewood Ranch Stewardship District,
Series 2025
5.80%, 5/1/45 565,000 613,084
Villages of Lakewood Ranch South Project
Series 2016
5.13%, 5/1/46 1,000,000 1,000,234
Lawton Industrial Development Authority,
City of Lawton
Series 2026 A
5.00%, 7/1/51 500,000 517,968
Face
Amount Value
Michigan Strategic Fund Ltd.,
Bedrock Detroit - Transformational Brownfield Plan Project
Series 2026
5.50%, 10/1/53(a) $ 120,000 $ 122,518
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 B (AMT)
4.75%, 12/1/54 1,500,000 1,455,262
Series 2024 A (AMT)
5.00%, 6/1/54 750,000 754,372
Montana Facility Finance Authority,
St John's United Project
Series 2026 A
6.13%, 11/15/61(c) 100,000 101,214
New Hampshire Business Finance Authority,
Series 2025-1
4.08%, 1/20/41(b) 494,144 481,238
Centurion Foundation Andrews Avenue Medical Center LLC
Series 2026 A
5.63%, 9/15/57 500,000 522,296
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 795,356
Niagara Area Development Corp.,
Reworld Holding Corp.
Series 2018 A (AMT)
4.75%, 11/1/42(a) 750,000 689,832
North Carolina Medical Care Commission,
Penick Village Obligated Group
Series 2024 A
5.50%, 9/1/44 735,000 780,794
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 522,966
Pennsylvania Economic Development Financing Authority,
Noble Environmental, Inc.
Series 2026 (AMT)
5.45%, 3/1/56(a)(b) 200,000 207,274
Point Phase 1 Public Infrastructure District No. 1,
Series 2025 A-1
5.88%, 3/1/45 500,000 528,311
Prairie Point Community Authority Board Special Improvement District No.
1,
Series 2026
5.38%, 12/1/40 200,000 204,852
Puerto Rico Sales Tax Financing Corp.,
Series A-1
5.00%, 7/1/58 447,000 447,042
Sales Tax
Series A-1
0.00%, 7/1/51(d) 1,532,000 416,453
South Carolina Jobs-Economic Development Authority,
Rolling Green Village
Series 2025 A
5.75%, 12/1/60 250,000 253,398

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (98.6%) (cont’d)
Other Revenue (53.4%) (cont’d)
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 $ 500,000 $ 500,387
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 543,835
Tempe Industrial Development Authority,
Mirabella at ASU, Inc.
Series 2017 A
6.00%, 10/1/37(a) 585,000 501,506
Series 2017 A
6.13%, 10/1/52(a) 300,000 232,721
Tempe Life Care Village Obligated Group
Series 2025 A
5.63%, 12/1/60 250,000 257,915
Vail Home Partners Corp.,
Housing Facilities
Series 2025
6.00%, 10/1/64(a) 1,000,000 1,046,633
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group
Series A
5.00%, 7/1/36(a) 100,000 99,992
Horizon House Obligated Group
Series 2025 A
6.25%, 1/1/56 1,015,000 1,054,082
Series 2025 A
6.25%, 1/1/61 450,000 465,797
Presbyterian Retirement Communities Northwest Obligated Group
Series 2019 A
5.00%, 1/1/44(a) 500,000 502,545
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 205,000 211,624
30,375,203
–
Transportation ( 11 .9% )
California Municipal Finance Authority,
LAX Integrated Express Solutions LLC
Series 2018 A (AMT)
5.00%, 12/31/47 1,000,000 1,004,874
City of Houston,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.25%, 7/15/34 500,000 539,236
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 541,346
Louisiana Public Facilities Authority,
Calcasieu Bridge Partners LLC
Series 2024 (AMT)
5.50%, 9/1/59 1,000,000 1,026,039
Face
Amount Value
New York Transportation Development Corp.,
JFK NTO LLC
Series 2025 (AMT)
6.00%, 6/30/55 $ 750,000 $ 802,863
Series 2025 (AMT)
6.00%, 6/30/59 1,000,000 1,062,890
Public Finance Authority,
SR 400 Peach Partners LLC
Series 2025 (AMT)
5.75%, 6/30/60 500,000 524,139
Series 2025 (AMT)
5.75%, 12/31/65 725,000 760,001
Series 2025 (AMT)
6.50%, 6/30/60 500,000 560,160
6,821,548
–
Water & Sewer ( 1 .8% )
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC
Series 2025 (AMT)
5.13%, 10/1/35 500,000 513,333
City of Fort Morgan,
Wastewater
Series 2026
5.25%, 12/1/56 490,000 528,953
1,042,286
–
Total Fixed Income Securities
(Cost $54,396,530)
56,204,319
–
Shares
Short-Term Investments ( 1 .1% )
Investment Company ( 0 .4% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.55%
(Cost $227,266)
227,243 227,266
Face
Amount
Municipal Bonds ( 0 .7% )
Hospital ( 0 .7% )
Maryland Health & Higher Educational Facilities Authority,
Johns Hopkins Health System Obligated Group
Series 2024 A
2.85%, 6/1/48(b)(e)
(Cost $400,000)
$ 400,000 400,000
Total Short-Term Investments
(Cost $627,266)
627,266
Total Investments ( 99 .7% )
( Cost $ 55,023,796 ) (f) 56,831,585
Other Assets in Excess of Liabilities (0.3%)
179,116
Net Assets (100.0%) $57,010,701

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) When-issued security.
(d) Zero coupon bond.
(e) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $55,023,796. The aggregate gross unrealized appreciation is
$1,908,812 and the aggregate gross unrealized depreciation is
$101,023, resulting in net unrealized appreciation of $1,807,789.
AMT Alternative Minimum Tax

At June 30, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Florida 13 .3%
Others, representing less than 10% individually 86 .4
Total Investments 99 .7%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 53 .4%
Education 18 .0
Transportation 12 .0
Other* 9 .5
General Obligation 7 .1
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (96.9%)
Corporate Bonds ( 96 .9% )
Aerospace & Defense (2.4%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a) $ 70,000 $ 71,572
6.25%, 3/15/33(a) 40,000 41,024
Bombardier, Inc.
7.00%, 6/1/32(a) 110,000 114,088
7.25%, 7/1/31(a) 71,000 74,378
8.75%, 11/15/30(a) 37,000 39,157
Moog, Inc.
5.50%, 10/15/34(a) 45,000 44,428
TransDigm, Inc.
6.25%, 1/31/34(a) 10,000 10,212
6.38%, 3/1/29(a) 46,000 46,760
6.63%, 3/1/32(a) 80,000 82,150
6.75%, 1/31/34(a) 40,000 41,057
564,826
Air Freight & Logistics (0.2%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a) 48,000 49,742
Automobile Components (1.6%)
Clarios Global LP
6.75%, 2/15/30 - 9/15/32(a) 180,000 184,899
Cooper-Standard Automotive, Inc.
9.25%, 3/1/31(a)(b) 75,000 75,653
JB Poindexter & Co., Inc.
8.75%, 12/15/31(a) 56,000 57,645
Patrick Industries, Inc.
6.38%, 11/1/32(a) 64,000 63,799
381,996
Building Products (5.9%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(a) 66,000 69,014
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 118,000 110,001
5.00%, 3/1/30(a) 126,000 123,622
CP Atlas Buyer, Inc.
9.75%, 7/15/30(a)(b) 156,000 149,938
EMRLD Borrower LP
6.63%, 12/15/30(a) 221,000 226,212
JH North America Holdings, Inc.
6.13%, 7/31/32(a) 76,000 76,684
Masterbrand, Inc.
7.00%, 7/15/32(a)(b) 97,000 98,391
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 100,000 102,166
6.75%, 3/1/33(a) 91,000 92,809
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 127,000 127,324
Standard Industries, Inc.
3.38%, 1/15/31(a) 55,000 49,537
4.38%, 7/15/30(a) 173,000 164,435
1,390,133
Face
Amount Value
Capital Markets (1.2%)
CI Financial Corp.
4.10%, 6/15/51 $ 50,000 $ 33,823
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 87,937 83,829
Focus Financial Partners LLC
6.75%, 9/15/31(a) 156,000 157,049
274,701
Chemicals (2.6%)
Avient Corp.
6.25%, 11/1/31(a) 45,000 45,629
7.13%, 8/1/30(a) 177,000 180,382
Celanese US Holdings LLC
7.38%, 2/15/34 20,000 20,677
7.70%, 11/15/33(b)(c) 143,000 152,870
FMC Corp.
8.00%, 6/1/31(a) 10,000 10,415
Olympus Water US Holding Corp.
7.25%, 2/15/33(a) 200,000 197,945
607,918
Commercial Services & Supplies (1.8%)
Allied Universal Holdco LLC
6.88%, 6/15/30(a) 30,000 30,848
7.88%, 2/15/31(a) 65,000 67,985
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 53,000 47,479
GFL Environmental Holdings US, Inc.
5.50%, 2/1/34(a) 75,000 73,450
Reworld Holding Corp.
4.88%, 12/1/29(a) 85,000 81,141
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 110,000 112,840
413,743
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 44,000 39,608
Consumer Finance (0.9%)
Azorra Finance Ltd.
7.25%, 1/15/31(a) 47,000 48,331
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(a) 146,000 150,969
199,300
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 72,000 69,700
5.63%, 3/31/32(a) 105,000 101,572
Performance Food Group, Inc.
4.25%, 8/1/29(a) 150,000 145,674
6.13%, 9/15/32(a) 81,000 82,092
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 101,729
500,767
Containers & Packaging (1.6%)
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a) 35,000 34,983

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
8.75%, 4/15/30(a)(b) $ 224,000 $ 221,137
Sword Purchaser LLC
8.25%, 4/15/33(a) 125,000 129,418
385,538
Distributors (1.4%)
Core & Main LP
6.00%, 7/1/34(a) 15,000 15,086
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 136,000 137,990
7.75%, 3/15/31(a) 46,000 47,749
Windsor Holdings III LLC
8.50%, 6/15/30(a) 116,000 120,863
321,688
Diversified Consumer Services (0.5%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 109,000 112,799
Diversified Telecommunication Services (4.8%)
APLD ComputeCo 2 LLC
6.75%, 3/15/31(a) 115,000 115,495
APLD ComputeCo 3 LLC
7.00%, 6/15/31(a) 75,000 74,940
APLD ComputeCo LLC
9.25%, 12/15/30(a) 55,000 59,364
Black Pearl Compute LLC
6.13%, 2/15/31(a) 55,000 55,774
CCO Holdings LLC
4.25%, 2/1/31(a) 8,000 7,211
4.50%, 8/15/30(a) 95,000 88,370
4.75%, 3/1/30 - 2/1/32(a) 75,000 70,478
5.38%, 6/1/29(a) 25,000 24,470
6.38%, 9/1/29(a) 103,000 102,954
Cipher Compute LLC
7.13%, 11/15/30(a)(b) 85,000 88,466
Core Scientific Finance I LLC
7.75%, 5/15/31(a) 72,000 73,066
Level 3 Financing, Inc.
7.00%, 3/31/34(a) 18,333 18,916
Uniti Services LLC
7.50%, 10/15/33(a) 193,000 203,239
Windstream Services LLC
8.25%, 10/1/31(a) 35,000 36,928
WULF Compute LLC
7.75%, 10/15/30(a) 107,000 112,453
1,132,124
Electric Utilities (4.4%)
Alpha Generation LLC
6.75%, 10/15/32(a) 115,000 117,168
NRG Energy, Inc.
3.88%, 2/15/32(a) 126,000 115,910
5.88%, 5/15/34(a) 25,000 24,881
6.00%, 1/15/36(a) 70,000 69,817
6.13%, 5/15/36(a) 75,000 75,067
10.25%, 3/15/28(a)(d)(e) 115,000 124,425
Pattern Energy Operations LP
4.50%, 8/15/28(a) 124,000 121,478
Face
Amount Value
VoltaGrid LLC
7.38%, 11/1/30(a) $ 133,000 $ 138,141
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 85,000 84,397
7.75%, 4/15/34(a)(b) 115,000 121,110
8.38%, 1/15/31(a) 20,000 21,341
8.63%, 3/15/33(a)(b) 20,000 21,455
1,035,190
Electrical Equipment (0.2%)
Solaris Energy Infrastructure LLC
6.38%, 5/15/31(a) 45,000 45,525
Electronic Equipment, Instruments & Components (1.4%)
Ingram Micro, Inc.
4.75%, 5/15/29(a) 134,000 131,685
Insight Enterprises, Inc.
6.63%, 5/15/32(a)(b) 116,000 117,976
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 75,788
325,449
Energy Equipment & Services (1.5%)
Archrock Services LP
6.00%, 2/1/34(a) 30,000 29,838
Kodiak Gas Services LLC
6.50%, 10/1/33(a) 61,000 61,868
6.75%, 10/1/35(a) 15,000 15,397
Noble Finance II LLC
6.25%, 6/15/34(a) 35,000 34,325
Transocean International Ltd.
7.88%, 10/15/32(a) 59,000 61,623
8.75%, 2/15/30(a) 32,200 33,481
WBI Operating LLC
6.25%, 10/15/30(a) 60,000 60,366
6.50%, 10/15/33(a) 35,000 35,238
Weatherford International Ltd.
6.75%, 10/15/33(a)(b) 30,000 30,626
362,762
Financial Services (3.8%)
Block, Inc.
5.63%, 8/15/30(a) 138,000 138,415
6.00%, 8/15/33(a) 37,000 37,277
Rocket Cos., Inc.
6.13%, 8/1/30 - 8/1/31(a) 172,000 175,167
6.50%, 6/15/34(a) 30,000 30,808
Rocket Mortgage LLC
3.63%, 3/1/29(a) 125,000 120,317
Shift4 Payments LLC
6.75%, 8/15/32(a)(b) 67,000 67,175
Stonebriar ABF Issuer LLC
7.00%, 8/15/31(a) 20,000 20,015
8.13%, 12/15/30(a) 99,000 103,578
United Wholesale Mortgage LLC
5.50%, 4/15/29(a)(b) 30,000 27,891
UWM Holdings LLC
6.25%, 3/15/31(a) 66,000 58,872
6.63%, 2/1/30(a) 33,000 30,777

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
WS Escrow LLC
7.75%, 6/1/33(a) $ 80,000 $ 82,207
892,499
Food Products (1.1%)
Chobani LLC
6.38%, 4/15/34(a)(b) 105,000 106,633
Post Holdings, Inc.
6.25%, 2/15/32(a) 116,000 117,892
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 34,000 34,453
258,978
Gas Utilities (1.2%)
Ferrellgas LP
5.88%, 4/1/29(a) 74,000 72,019
9.25%, 1/15/31(a) 20,000 21,091
Superior Plus LP
4.50%, 3/15/29(a) 187,000 181,422
274,532
Ground Transportation (2.0%)
Avis Budget Car Rental LLC
8.38%, 6/15/32(a)(b) 30,000 30,223
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 198,000 197,098
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30(a) 125,000 130,954
Watco Cos. LLC
7.13%, 8/1/32(a) 100,000 102,746
461,021
Health Care Equipment & Supplies (0.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 174,000 172,266
Health Care Providers & Services (5.1%)
Concentra Health Services, Inc.
6.88%, 7/15/32(a)(b) 112,000 116,075
Encompass Health Corp.
4.75%, 2/1/30 96,000 94,619
Global Medical Response, Inc.
7.38%, 10/1/32(a) 51,000 52,882
HealthEquity, Inc.
4.50%, 10/1/29(a) 180,000 175,104
LifePoint Health, Inc.
9.88%, 8/15/30(a) 126,000 132,919
National Mentor Holdings, Inc.
10.50%, 12/15/30(a) 85,000 89,649
Option Care Health, Inc.
4.38%, 10/31/29(a) 138,000 132,676
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(f) 142,581 144,819
TEAM Services Holding, Inc.
9.00%, 2/15/33(a)(b) 50,000 50,646
Tenet Healthcare Corp.
4.38%, 1/15/30 10,000 9,696
5.50%, 11/15/32(a) 60,000 59,691
Face
Amount Value
6.00%, 11/15/33(a)(b) $ 43,000 $ 43,407
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 96,000 90,632
1,192,815
Health Care Technology (0.6%)
IQVIA, Inc.
6.25%, 6/1/32(a) 146,000 148,617
Hotels, Restaurants & Leisure (5.7%)
1011778 BC ULC
3.88%, 1/15/28(a) 189,000 185,544
4.00%, 10/15/30(a) 214,000 202,150
Acushnet Co.
5.63%, 12/1/33(a)(b) 116,000 115,676
Caesars Entertainment, Inc.
7.00%, 2/15/30(a) 82,000 82,520
Gaia Purchaser, Inc.
7.63%, 7/15/33(a) 70,000 70,846
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(a) 127,000 132,377
NCL Corp. Ltd.
6.75%, 2/1/32(a)(b) 60,000 59,908
7.75%, 2/15/29(a) 117,000 122,154
TKC Holdings, Inc.
8.50%, 8/15/30(a) 105,000 108,136
Voyager Parent LLC
9.25%, 7/1/32(a) 130,000 137,557
Yum! Brands, Inc.
3.63%, 3/15/31 127,000 118,263
1,335,131
Household Durables (0.5%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 110,364
Independent Power and Renewable Electricity Producers
(0.3%)
Talen Energy Supply LLC
6.13%, 5/1/31(a) 65,000 65,028
Insurance (4.6%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 67,000 66,900
7.00%, 1/15/31(a) 162,000 164,717
AmWINS Group, Inc.
6.38%, 2/15/29(a) 100,000 100,552
Asurion LLC
8.00%, 12/31/32(a) 170,000 171,423
8.38%, 2/1/34(a) 45,000 41,689
CRC Insurance Group LLC
7.13%, 6/1/31(a) 150,000 149,611
HUB International Ltd.
7.25%, 6/15/30(a) 179,000 183,790
Ryan Specialty LLC
5.88%, 8/1/32(a) 213,000 209,688
1,088,370
Life Sciences Tools & Services (0.4%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 90,000 91,302

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Machinery (2.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) $ 101,000 $ 104,741
Chart Industries, Inc.
9.50%, 1/1/31(a) 87,000 91,154
Esab Corp.
6.25%, 4/15/29(a) 114,000 115,809
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 79,000 84,989
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 130,000 126,915
523,608
Media (4.5%)
Charter Communications Operating LLC
3.70%, 4/1/51 75,000 46,578
3.90%, 6/1/52 55,000 35,093
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/31(a) 20,000 20,721
7.50%, 3/15/33(a) 5,000 5,268
7.88%, 4/1/30(a) 90,000 93,813
Discovery Global Holdings, Inc.
5.05%, 3/15/42 35,000 25,684
DISH Network Corp.
11.75%, 11/15/27(a) 54,000 55,525
EchoStar Corp.
10.75%, 11/30/29 69,000 74,603
McGraw-Hill Education, Inc.
7.38%, 9/1/31(a) 30,000 30,513
Neptune Bidco US, Inc.
9.29%, 4/15/29(a) 35,000 35,722
Nexstar Media, Inc.
6.50%, 9/15/33(a) 100,000 100,060
7.25%, 4/15/34(a) 90,000 89,860
Outfront Media Capital LLC
4.63%, 3/15/30(a) 104,000 100,930
Sinclair Television Group, Inc.
8.13%, 2/15/33(a) 72,000 74,046
Stagwell Global LLC
5.63%, 8/15/29(a) 63,000 60,810
Univision Communications, Inc.
8.50%, 7/31/31(a) 30,000 30,153
8.88%, 4/15/33(a) 40,000 39,404
9.38%, 8/1/32(a) 39,000 39,657
Versant Media Group, Inc.
7.25%, 1/30/31(a) 93,000 96,273
1,054,713
Metals & Mining (3.3%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 75,000 80,469
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 76,000 76,016
7.50%, 9/15/31(a) 120,000 121,546
7.63%, 1/15/34(a) 40,000 39,976
Commercial Metals Co.
5.75%, 11/15/33(a) 25,000 24,866
6.00%, 12/15/35(a)(b) 63,000 62,871
Face
Amount Value
Compass Minerals International, Inc.
8.00%, 7/1/30(a)(b) $ 126,000 $ 132,963
Eldorado Gold Corp.
6.25%, 9/1/29(a)(b) 136,000 135,813
Hudbay Minerals, Inc.
6.13%, 4/1/29(a) 110,000 110,654
785,174
Oil, Gas & Consumable Fuels (6.6%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 62,427
Comstock Resources, Inc.
5.88%, 1/15/30(a) 25,000 23,595
Crescent Energy Finance LLC
7.88%, 4/15/32(a) 2,000 2,027
9.75%, 10/15/30(a) 31,000 32,876
DBR Land Holdings LLC
6.25%, 12/1/30(a) 70,000 71,129
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 113,708
Matador Resources Co.
6.00%, 4/15/34(a) 40,000 39,021
6.50%, 4/15/32(a) 67,000 67,401
NGL Energy Operating LLC
8.13%, 2/15/29(a) 16,000 16,570
8.38%, 2/15/32(a) 98,000 102,066
Plains All American Pipeline LP
8.02%, 11/15/74(d)(e) 91,000 91,308
SM Energy Co.
6.63%, 4/15/34(a) 20,000 19,698
7.00%, 8/1/32(a) 35,000 35,346
8.63%, 11/1/30(a) 57,000 59,889
Sunoco LP
4.50%, 4/30/30 71,000 69,004
5.88%, 3/15/34(a)(b) 50,000 49,344
7.25%, 5/1/32(a) 70,000 72,652
7.88%, 9/18/30(a)(d)(e) 180,000 187,305
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 76,000 73,570
5.00%, 1/31/28(a) 64,000 63,636
Venture Global Calcasieu Pass LLC
6.00%, 5/1/36(a) 45,000 45,511
Venture Global LNG, Inc.
6.63%, 6/15/36(a) 35,000 34,519
8.38%, 6/1/31(a) 76,000 79,139
9.00%, 9/30/29(a)(d)(e) 60,000 58,610
9.50%, 2/1/29(a) 48,000 51,687
9.88%, 2/1/32(a) 22,000 23,495
1,545,533
Passenger Airlines (0.4%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 82,000 78,106
9.50%, 6/1/28(a) 22,000 22,292
100,398
Personal Care Products (0.7%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 86,000 86,049

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Prestige Brands, Inc.
3.75%, 4/1/31(a) $ 90,000 $ 82,760
168,809
Pharmaceuticals (2.8%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 300,000 304,052
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a)(b) 138,000 143,418
Endo Finance Holdings LP
8.50%, 4/15/31(a) 99,000 104,119
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 125,000 96,556
648,145
Professional Services (0.8%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 86,000 88,635
CACI International, Inc.
6.38%, 6/15/33(a) 52,000 52,771
Science Applications International Corp.
5.88%, 11/1/33(a) 40,000 39,433
180,839
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 43,000 43,060
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 101,000 98,572
Software (3.2%)
Cloud Software Group LLC
6.50%, 3/31/29(a) 140,000 135,943
9.00%, 9/30/29(a) 225,000 218,563
Fair Isaac Corp.
4.00%, 6/15/28(a) 60,000 58,734
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/33(a) 154,000 161,184
8.75%, 7/1/34(a) 116,000 123,183
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 47,000 47,015
744,622
Specialty Retail (6.3%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 109,000 106,207
5.00%, 2/15/32(a) 9,000 8,613
Bath & Body Works, Inc.
6.75%, 7/1/36 30,000 30,081
6.88%, 11/1/35(b) 68,000 69,679
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 72,371
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 183,000 178,306
6.38%, 1/15/30(a) 64,000 64,844
LBM Acquisition LLC
9.50%, 6/15/31(a) 113,000 100,763
Face
Amount Value
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) $ 171,000 $ 166,580
Lithia Motors, Inc.
3.88%, 6/1/29(a) 71,000 68,053
4.38%, 1/15/31(a) 67,000 63,563
Michaels Cos., Inc. (The)
8.50%, 3/15/33(a) 100,000 99,109
Park River Holdings, Inc.
8.00%, 3/15/31(a) 85,000 85,826
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 134,000 131,560
4.88%, 11/15/31(a) 99,000 95,318
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 48,000 44,208
Valvoline, Inc.
3.63%, 6/15/31(a) 112,000 103,369
1,488,450
Technology Hardware, Storage & Peripherals (1.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 124,000 129,446
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(a) 84,000 87,888
9.63%, 12/1/32(a) 80,000 88,265
305,599
Textiles, Apparel & Luxury Goods (1.5%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(f) 266,214 289,140
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 55,591
344,731
Trading Companies & Distributors (1.6%)
Herc Holdings, Inc.
5.75%, 3/15/31(a) 36,000 35,983
6.00%, 3/15/34(a)(b) 10,000 9,944
7.00%, 6/15/30(a) 70,000 72,538
7.25%, 6/15/33(a) 25,000 26,081
QXO Building Products, Inc.
6.50%, 7/15/31(a) 15,000 15,296
6.75%, 4/30/32(a) 29,000 29,962
6.88%, 7/15/34(a) 35,000 35,951
WESCO Distribution, Inc.
5.25%, 4/15/31(a)(b) 20,000 19,845
6.38%, 3/15/29 - 3/15/33(a) 94,000 96,345
6.63%, 3/15/32(a) 23,000 23,729
365,674
Transportation Infrastructure (0.4%)
Seaspan Corp. Pte. Ltd.
5.50%, 8/1/29(a) 107,000 105,060
Total Fixed Income Securities
(Cost $22,504,107)
22,737,719
–

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 5 .2% )
Investment Company ( 2 .4% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (g)
(Cost $568,327)
568,327 $ 568,327
Security held as Collateral on Loaned Securities ( 2 .8% )
Investment Company (2.8%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (g)
(Cost $654,403)
654,403 654,403
Total Short-Term Investments
(Cost $1,222,730)
1,222,730
Total Investments ( 102 .1% )
( Cost $ 23,726,837 ) including
$ 1,693,116 of Securities Loaned (h) 23,960,449
Liabilities in Excess of Other Assets (-2.1%)
(481,541)
Net Assets (100.0%) $23,478,908
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 1,693,116 and $ 1,768,080 , respectively. The Fund received cash collateral of $ 654,403 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 1,113,677 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.
(e) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $743 relating to the Fund’s investment in the Liquidity Fund.
(h) At June 30, 2026, the aggregate cost for federal income tax purposes is $23,726,837. The aggregate gross unrealized appreciation
is $382,541 and the aggregate gross unrealized depreciation is
$148,929, resulting in net unrealized appreciation of $233,612.
PIK Payment-in-Kind

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 18 .2%
Consumer Discretionary 17 .6
Financials 10 .5
Health Care 9 .7
Communication Services 9 .4
Energy 8 .2
Materials 7 .6
Other** 6 .6
Information Technology 6 .3
Utilities 5 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (0.3%)
Banks (0.0%)(a)
Vietnam Prosperity JSC Bank 117,400 $ 120,472
Vietnam Technological &
Commercial Joint Stock Bank 227,400 289,527
Bank for Investment and
Development of Vietnam JSC 121,800 196,276
Military Commercial Joint Stock
Bank 219,500 210,228
Asia Commercial Bank JSC 106,333 91,536
Bank for Foreign Trade of Vietnam
JSC 51,800 122,454
Saigon Treasure Commercial JSB 85,600 240,096
Vietnam Joint Stock Commercial
Bank for Industry and Trade 81,700 105,418
1,376,007
Capital Markets (0.0%)(a)
Techcom Securities JSC 103,440 174,552
SSI Securities Corp. 280,300 284,971
459,523
Chemicals (0.0%)(a)
Duc Giang Chemicals JSC 14,400 26,160
Construction & Engineering (0.0%)(a)
IDICO Corp. JSC 27,000 42,586
Coteccons Construction JSC 50,915 140,681
183,267
Food Products (0.0%)(a)
Vinh Hoan Corp. 63,600 143,823
Masan Group Corp. 43,900 120,297
Vietnam Dairy Products JSC 89,400 186,197
450,317
Gas Utilities (0.0%)(a)
PetroVietnam Gas JSC 40,100 117,961
IT Services (0.1%)
FPT Corp. 136,900 365,254
Metals & Mining (0.0%)(a)
Hoa Phat Group JSC 162,800 144,167
Real Estate Management & Development (0.1%)
Nam Long Investment Corp. 140,600 139,737
Phat Dat Real Estate Development
Corp. 88,700 49,724
Khang Dien House Trading and
Investment JSC 129,800 106,557
Kinh Bac City Development Holding
Corp. 145,100 168,198
Vingroup JSC 84,500 706,535
1,170,751
Specialty Retail (0.1%)
Mobile World Investment Corp. 161,600 479,675
Transportation Infrastructure (0.0%)(a)
Gemadept Group Corp. 43,500 121,681
Total Common Stocks
(Cost $5,026,743) 4,894,763
–
Convertible Preferred Stocks (0.1%)
Aerospace & Defense (0.0%)(a)
Boeing Co. (The) 5,000 336,500
Shares Value
Electric Utilities (0.0%)(a)
PG&E Corp. , Series  A 5,000 $ 206,850
Interactive Media & Services (0.0%)(a)
Alphabet, Inc. , Series  B 1,150 57,845
Alphabet, Inc. , Series  A 1,150 58,524
116,369
Software (0.0%)(a)
Oracle Corp. , Series  D 5,000 225,650
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co. 5,000 578,300
Total Convertible Preferred Stocks
(Cost $1,381,607) 1,463,669
–
Face
Amount
Fixed Income Securities (118.2%)
Asset-Backed Securities ( 5 .5% )
Ares XXXIX CLO Ltd.,
2016-39A
CME Term SOFR 3 Month + 2.80%,
6.54%, 7/15/39(b)(c) $ 2,000,000 2,002,068
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.27%, 7/15/37(b)(c) 1,110,000 1,095,301
2025-1A
CME Term SOFR 3 Month + 3.65%,
7.33%, 4/20/38(b)(c) 740,000 726,657
2025-1A
CME Term SOFR 3 Month + 4.60%,
8.28%, 4/20/38(b)(c) 1,110,000 1,090,051
Battalion CLO XXV Ltd.,
2024-25A
CME Term SOFR 3 Month + 4.35%,
8.03%, 3/13/37(b)(c) 1,110,000 1,115,349
Bayview Financial Revolving Asset
Trust,
2005-A
CME Term SOFR 1 Month + 1.11%,
4.77%, 2/28/40(b)(c) 700,766 686,256
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 4.50%,
8.17%, 7/15/37(b)(c) 740,000 735,322
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 2.65%,
6.30%, 7/22/39(b)(c) 1,000,000 1,001,035
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.47%, 4/15/38(b)(c) 1,110,000 1,077,140
2024-22A
CME Term SOFR 3 Month + 2.75%,
6.38%, 3/31/39(b)(c) 1,000,000 1,000,567
Cascade Funding Mortgage Trust,
2022-AB2
2.00%, 2/25/52(b)(c) 1,404 1,369

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (5.5%) (cont’d)
ECAF I Ltd.,
2015-1A
4.95%, 6/15/40(c) $ 407,503 $ 382,748
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.53%, 10/18/37(b)(c) 1,110,000 1,112,866
Elmwood CLO 40 Ltd.,
2025-3A
CME Term SOFR 3 Month + 5.25%,
8.93%, 3/22/38(b)(c) 1,110,000 1,117,507
FMC GMSR Issuer Trust,
2022-GT1
7.17%, 4/25/27(c) 2,960,000 2,962,072
Galaxy 33 CLO Ltd.,
2024-33A
CME Term SOFR 3 Month + 3.55%,
7.23%, 4/20/37(b)(c) 740,000 742,275
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
6.95%, 10/25/50(b)(c) 758,214 777,030
2024-1
SOFR30A + 2.25%,
5.95%, 12/25/51(b)(c) 1,730,437 1,744,543
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
6.92%, 10/15/37(b)(c) 1,110,000 1,111,920
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
6.83%, 7/18/37(b)(c) 1,110,000 1,077,523
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
7.82%, 7/15/36(b)(c) 740,000 740,706
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.57%, 7/15/36(b)(c) 740,000 740,885
METAL LLC,
2017-1
4.58%, 10/15/42(c) 564,020 400,821
MidOcean Credit CLO XXII,
2026-22A
CME Term SOFR 3 Month + 4.90%,
8.57%, 4/20/39(b)(c) 1,000,000 992,984
Newtek Small Business Loan Trust,
2021-1
US Prime Rate + 0.10%,
6.85%, 12/25/48(b)(c) 205,591 205,579
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(c)(d) 1,771,494 1,771,892
Face
Amount Value
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.38%, 7/20/37(b)(c) $ 920,000 $ 920,046
Oakwood Mortgage Investors, Inc.,
2001-C
7.40%, 6/15/31(b) 2,828,359 154,123
OCP CLO Ltd.,
2022-24A
CME Term SOFR 3 Month + 4.40%,
8.08%, 10/20/37(b)(c) 740,000 736,091
Pagaya AI Technology in Housing
Trust,
2023-1
3.60%, 10/25/40(c) 2,000,000 1,766,646
Palmer Square CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 3.90%,
7.58%, 4/18/37(b)(c) 1,110,000 1,099,230
2023-2A
CME Term SOFR 3 Month + 6.40%,
10.08%, 7/20/38(b)(c) 740,000 742,040
Progress Residential Trust,
2022-SFR1
5.25%, 2/17/41(c) 3,500,000 3,383,709
RCO IX Mortgage LLC,
2026-2
5.76%, 5/25/31(c)(d) 1,937,008 1,939,515
ReadyCap Lending Small Business
Loan Trust,
2023-3
US Prime Rate + 0.07%,
6.82%, 4/25/48(b)(c) 938,644 949,325
RMF Buyout Issuance Trust,
2021-HB1
3.69%, 11/25/31(b)(c) 890,000 850,317
2021-HB1
6.00%, 11/25/31(b)(c) 2,000,000 1,885,092
2021-HB1
6.00%, 11/25/31(b)(c) 2,632,130 2,327,944
2022-HB1
4.50%, 4/25/32(b)(c) 2,960,000 2,572,880
SLAM Ltd.,
2026-1A
5.55%, 7/15/51(c) 4,979,625 4,977,193
STAR Trust,
2026-SFR7
CME Term SOFR 1 Month + 2.00%,
5.64%, 5/17/43(b)(c) 3,750,000 3,768,097
2026-SFR7
CME Term SOFR 1 Month + 2.30%,
5.94%, 5/17/43(b)(c) 2,335,000 2,340,044
Start II Ltd.,
2019-1
4.09%, 3/15/44(c) 335,672 336,725
TICP CLO Ltd.,
2016-6A
CME Term SOFR 3 Month + 6.51%,
10.18%, 1/15/34(b)(c) 740,000 723,784

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (5.5%) (cont’d)
Trinitas CLO VI Ltd.,
2017-6A
CME Term SOFR 3 Month + 4.01%,
7.68%, 1/25/34(b)(c) $ 740,000 $ 720,887
2017-6A
CME Term SOFR 3 Month + 7.08%,
10.74%, 1/25/34(b)(c) 740,000 513,319
US Bank NA,
2026-RVM1
7.06%, 12/25/46(c) 679,677 677,896
VB-S1 Issuer LLC,
2024-1A
8.87%, 5/15/54(c) 2,500,000 2,562,478
2026-1A
6.84%, 3/15/56(c) 1,496,000 1,506,328
63,866,175
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 31 .0% )
FHLMC Gold Pool, 30 Year
6.50%, 10/1/32 435 450
GNMA I, Single Family, 30 Year
8.00%, 1/15/30 - 5/15/30 937 958
GNMA II, Other
6.00%, 4/20/66 - 6/20/66 31,860,399 32,638,434
6.50%, 1/20/66 - 6/20/66 59,352,325 61,097,523
GNMA II, Single Family, 30 Year
5.00%, 7/15/56, TBA 91,100,000 89,818,601
5.50%, 7/15/56, TBA 39,800,000 39,999,675
6.00%, 8/20/53 - 7/15/56 22,587,537 23,111,297
UMBS, 30 Year
5.00%, 1/1/56 9,665,483 9,506,400
5.50%, 7/1/55 2,602,305 2,614,489
6.50%, 5/1/28 - 1/1/32 6,220 6,438
7.00%, 11/1/32 1,343 1,418
UMBS, Single Family, 30 Year
5.00%, 7/25/56, TBA 43,500,000 42,747,248
5.50%, 7/25/56, TBA 60,700,000 60,911,026
362,453,957
Commercial Mortgage-Backed Securities ( 29 .3% )
BAHA Trust
9.20%, 12/10/41(b)(c) 5,000,000 5,235,175
Banna RMBS DAC
SONIA + 3.50%,
7.23%, 12/30/63(b) GBP 590,000 726,556
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 2.36%,
6.01%, 12/25/37(b)(c) $ 1,466,395 1,324,683
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.60%,
7.23%, 11/15/42(b)(c) 2,570,000 2,583,798
BX Trust
CME Term SOFR 1 Month + 2.35%,
5.98%, 5/15/43(b)(c) 1,000,000 1,004,519
CME Term SOFR 1 Month + 3.05%,
6.68%, 12/15/42(b)(c) 750,000 752,113
Face
Amount Value
CME Term SOFR 1 Month + 3.45%,
7.08%, 5/15/43(b)(c) $ 1,000,000 $ 1,005,852
Cascade Funding Mortgage Trust
3.00%, 3/25/35(b)(c) 2,220,000 2,115,727
CFMT LLC
3.00%, 6/25/34(b)(c) 2,960,000 2,801,608
Champs Trust
8.00%, 11/25/59(b)(c) 1,420,215 1,463,784
8.91%, 9/25/61(c) 18,565,274 19,375,862
9.00%, 4/25/60(b)(c) 1,720,532 1,782,180
11.11%, 7/25/59(b)(c) 1,713,366 1,754,587
Citigroup Commercial Mortgage
Trust
3.62%, 12/10/41(b)(c) 670,000 580,825
CRSNT Trust
CME Term SOFR 1 Month + 2.40%,
6.03%, 2/15/43(b)(c) 250,000 251,354
CME Term SOFR 1 Month + 3.50%,
7.13%, 2/15/43(b)(c) 1,000,000 1,006,960
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.80%, 11/2/54(b) EUR 1,185,388 1,310,637
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.36%, 8/2/50(b) 328,518 359,490
Extended Stay America Trust
CME Term SOFR 1 Month + 2.90%,
6.53%, 2/15/43(b)(c) $ 3,466,605 3,510,746
CME Term SOFR 1 Month + 3.75%,
7.38%, 2/15/43(b)(c) 5,480,984 5,557,325
CME Term SOFR 1 Month + 4.10%,
7.73%, 10/15/42(b)(c) 2,407,833 2,438,495
FHLMC, Multifamily Structured
Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 5,170,000 531,275
3.17%, 11/25/36(b) 4,750,000 1,044,852
4.48%, 11/25/55(b) 7,335,941 1,604,837
FHLMC, REMIC
5.50%, 6/25/54 2,151,818 2,184,763
6.00%, 12/25/54 2,572,573 2,560,896
6.00%, 2/25/55 2,974,750 2,967,724
6.00%, 6/25/55 963,557 965,035
6.00%, 6/25/55 4,354,447 4,371,691
6.00%, 3/25/56 4,679,532 4,689,085
6.50%, 4/25/56 5,313,430 5,312,578
SOFR30A + 15.95%,
7.99%, 7/25/56(b)(e) 4,000,000 4,132,920
SOFR30A + 15.95%,
8.05%, 7/25/56(b)(e) 2,000,000 2,065,673
SOFR30A + 15.95%,
8.05%, 7/25/56(b)(e) 2,000,000 2,074,907
SOFR30A + 16.06%,
8.08%, 5/25/56(b)(e) 5,915,163 6,110,238
SOFR30A + 21.06%,
8.16%, 8/25/55(b)(e) 2,900,156 2,977,452
SOFR30A + 18.56%,
8.59%, 5/25/56(b)(e) 3,943,442 4,115,808

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (29.3%) (cont’d)
SOFR30A + 18.56%,
8.59%, 5/25/56(b)(e) $ 4,981,268 $ 5,212,367
SOFR30A + 22.55%,
9.25%, 4/25/56(b)(e) 1,924,289 2,002,641
SOFR30A + 30.53%,
10.57%, 12/25/55(b)(e) 2,769,644 2,846,530
FNMA, REMIC
5.50%, 3/25/55 2,151,818 2,185,293
6.00%, 12/25/54 894,309 891,273
6.00%, 9/25/55 3,165,636 3,169,771
SOFR30A + 13.70%,
6.44%, 1/25/55(b)(e) 1,945,608 1,914,322
SOFR30A + 15.95%,
7.97%, 5/25/56(b)(e) 3,950,043 4,037,417
SOFR30A + 16.06%,
8.08%, 5/25/56(b)(e) 2,962,532 3,059,815
SOFR30A + 18.29%,
8.31%, 5/25/56(b)(e) 3,914,597 3,983,328
SOFR30A + 18.56%,
8.59%, 6/25/56(b)(e) 4,951,828 5,165,528
IO REMIC
SOFR30A + 5.45%,
1.86%, 7/25/56(b)(e) 50,000,000 2,392,740
2.00%, 3/25/44(b) 132,071 7,596
2.08%, 10/25/39(b) 273,376 14,169
FS Trust
CME Term SOFR 1 Month + 2.40%,
6.03%, 2/15/41(b)(c) 1,000,000 1,003,615
CME Term SOFR 1 Month + 3.25%,
6.88%, 2/15/41(b)(c) 2,500,000 2,510,803
GMAC Financiera SA de CV
Sociedad Financiera de Objeto Ltdo
18.02%, 3/25/36 MXN 10,373,805 956,510
GNMA
6.00%, 10/20/55 $ 2,601,230 2,611,321
6.00%, 11/20/55 4,550,241 4,571,220
6.00%, 6/20/56 2,407,504 2,415,727
6.00%, 6/20/56 4,654,664 4,712,950
6.00%, 6/20/56 12,000,000 12,033,358
6.00%, 6/20/56 5,000,000 5,025,667
SOFR30A + 3.30%,
6.91%, 4/20/55(b) 1,529,339 1,581,477
SOFR30A + 26.40%,
7.60%, 10/20/55(b)(e) 946,388 966,682
SOFR30A + 25.60%,
8.40%, 6/20/55(b)(e) 3,143,150 3,239,346
SOFR30A + 21.30%,
8.40%, 6/20/55(b)(e) 1,919,340 1,993,554
SOFR30A + 21.30%,
8.40%, 6/20/55(b)(e) 6,397,800 6,671,521
SOFR30A + 21.30%,
8.40%, 7/20/55(b)(e) 3,209,945 3,332,309
SOFR30A + 21.30%,
8.40%, 7/20/55(b)(e) 3,193,723 3,152,348
SOFR30A + 21.95%,
9.32%, 4/20/56(b)(e) 5,967,569 6,260,043
Face
Amount Value
SOFR30A + 22.73%,
9.50%, 10/20/52(b)(e) $ 1,665,144 $ 1,674,025
SOFR30A + 22.73%,
9.50%, 3/20/56(b)(e) 5,940,913 6,134,671
SOFR30A + 22.92%,
9.68%, 2/20/56(b)(e) 5,938,909 6,219,722
SOFR30A + 22.92%,
9.68%, 3/20/56(b)(e) 2,970,996 3,107,166
SOFR30A + 22.92%,
9.68%, 3/20/56(b)(e) 4,947,995 5,161,038
SOFR30A + 22.92%,
9.68%, 3/20/56(b)(e) 8,909,953 9,316,657
SOFR30A + 22.92%,
9.68%, 3/20/56(b)(e) 5,941,991 6,214,331
SOFR30A + 22.99%,
9.76%, 2/20/56(b)(e) 5,919,396 6,102,490
SOFR30A + 22.99%,
9.76%, 2/20/56(b)(e) 3,946,264 4,068,327
SOFR30A + 29.98%,
10.13%, 11/20/55(b)(e) 5,875,566 6,133,985
SOFR30A + 30.25%,
10.40%, 1/20/56(b)(e) 3,934,080 4,168,740
SOFR30A + 30.25%,
10.40%, 2/20/56(b)(e) 2,958,531 3,067,579
IO REMIC
SOFR30A + 5.60%,
1.99%, 6/20/66(b)(e) 22,500,000 804,818
CME Term SOFR 1 Month + 6.14%,
2.50%, 12/20/42(b)(e) 420,975 39,263
Great Hall Mortgages No. 1 plc
SONIA + 3.12%,
6.85%, 6/18/38(b) GBP 1,030,000 1,340,862
Great Wolf Trust
CME Term SOFR 1 Month + 3.64%,
7.26%, 3/15/39(b)(c) $ 3,000,000 3,028,641
GSR Mortgage Loan Trust
5.50%, 3/25/35 474,470 426,354
GWT
CME Term SOFR 1 Month + 3.64%,
7.26%, 5/15/41(b)(c) 5,000,000 4,992,481
Harvest Commercial Capital Loan
Trust
5.96%, 4/25/52(b)(c) 1,850,000 1,699,869
6.34%, 9/25/46(b)(c) 1,110,000 1,066,912
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 4.25%,
7.88%, 4/15/41(b)(c) 6,500,000 6,577,827
J.P. Morgan Chase Commercial
Mortgage Securities Trust
CME Term SOFR 1 Month + 2.75%,
6.35%, 6/15/39(b)(c) 900,000 905,855
JPMBB Commercial Mortgage
Securities Trust
4.17%, 9/15/47(b)(c) 136,000 126,345
JW Trust
CME Term SOFR 1 Month + 3.54%,
7.17%, 11/15/39(b)(c) 2,000,000 2,016,077
LBTY Commercial Mortgage Trust
6.80%, 2/10/43(b)(c) 4,180,000 4,119,211

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (29.3%) (cont’d)
Merrill Lynch Mortgage Investors
Trust
IO
0.55%, 2/25/36(b)(c) $ 930,440 $ 9
Mortgage Funding plc
SONIA + 3.32%,
7.05%, 3/13/46(b) GBP 1,480,000 1,967,986
Mortgage Subordinate Trust
0.90%, 11/29/28(b) $ 1,810,000 1,606,425
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(b) GBP 359,623 463,935
NYC Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.54%,
7.17%, 2/15/42(b)(c) $ 1,000,000 1,005,140
Onity Loan Investment Trust
5.00%, 8/25/37(b)(c) 1,100,000 1,056,342
PFDR Trust
CME Term SOFR 1 Month + 1.70%,
5.31%, 6/15/43(b)(c) 3,000,000 3,004,582
PNW Trust
CME Term SOFR 1 Month + 2.21%,
5.84%, 4/15/41(b)(c) 4,475,000 4,470,279
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.03%, 5/25/47(b) 511,604 457,316
RMF Buyout Issuance Trust
3.63%, 10/25/50(b)(c) 2,590,000 2,259,511
6.00%, 10/25/50(c) 9,787,147 7,808,889
RMF Proprietary Issuance Trust
3.75%, 6/25/62(b)(c) 2,220,000 2,065,852
ROCK Trust
8.82%, 11/13/41(c) 7,500,000 7,838,221
Saluda Grade Alternative Mortgage
Trust
7.50%, 5/25/50(b)(c) 1,850,000 1,859,711
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(b)(c) 499,539 439,867
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.48%, 12/28/50(b) EUR 1,002,007 981,063
VCC Trust
6.49%, 1/27/31(c)(d) $ 2,592,018 2,582,516
8.16%, 5/25/55(c)(d) 1,306,340 1,299,953
Velocity Commercial Capital Loan
Trust
6.26%, 2/25/56(b)(c) 994,895 977,422
8.48%, 2/25/56(b)(c) 2,387,748 2,348,155
Wells Fargo Commercial Mortgage
Trust
5.14%, 3/10/41(b)(c) 1,000,000 987,151
6.59%, 3/10/41(b)(c) 650,000 648,413
8.09%, 3/10/41(b)(c) 3,000,000 3,047,145
342,262,380
Face
Amount Value
Convertible Bonds ( 1 .7% )
Affirm Holdings, Inc.,
0.75%, 12/15/29 $ 210,000 $ 245,647
Akamai Technologies, Inc.,
1.13%, 2/15/29 200,000 238,367
0.25%, 5/15/33 295,000 430,921
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 300,000 354,300
0.00%, 9/15/32(f) 620,000 551,800
Alnylam Pharmaceuticals, Inc.,
0.00%, 9/15/28(c)(f) 210,000 194,264
Alphatec Holdings, Inc.,
0.75%, 3/15/30 65,000 62,237
Amphastar Pharmaceuticals, Inc.,
2.00%, 3/15/29 180,000 163,800
Avnet, Inc.,
1.75%, 9/1/30(c) 155,000 217,232
Barclays Bank plc,
MSFT
1.00%, 2/16/29 105,000 104,680
BILL Holdings, Inc.,
0.00%, 4/1/30(f) 190,000 164,606
BlackLine, Inc.,
1.00%, 6/1/29 155,000 143,065
Boston Properties LP,
2.00%, 10/1/30(c) 165,000 160,380
Bridgebio Pharma, Inc.,
0.75%, 2/1/33(c) 260,000 258,076
Cellnex Telecom SA,
2.13%, 8/11/30 EUR 600,000 731,703
CenterPoint Energy, Inc.,
4.25%, 8/15/26 $ 100,000 120,475
3.00%, 8/1/28(c) 190,000 202,113
Check Point Software Technologies
Ltd.,
0.00%, 12/15/30(c)(f) 90,000 83,704
Ciena Corp.,
0.00%, 9/15/31(c)(f) 150,000 158,250
Cleanspark, Inc.,
0.00%, 2/15/32(c)(f) 135,000 137,032
Cloudflare, Inc.,
0.00%, 6/15/30(f) 230,000 291,410
CMS Energy Corp.,
3.38%, 5/1/28 150,000 167,512
Coinbase Global, Inc.,
0.00%, 10/1/32(c)(f) 420,000 326,970
CoreWeave, Inc.,
1.75%, 12/1/31(c) 375,000 448,144
1.75%, 10/1/32(c) 20,000 22,076
Cytokinetics, Inc.,
3.50%, 7/1/27 85,000 144,702
Datadog, Inc.,
0.00%, 12/1/29(f) 215,000 306,160
Delivery Hero SE,
3.25%, 2/21/30 EUR 200,000 234,916
Dexcom, Inc.,
0.38%, 5/15/28 $ 115,000 107,381

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Convertible Bonds (1.7%) (cont’d)
Digital Realty Trust LP,
1.88%, 11/15/29(c) $ 235,000 $ 252,390
DoorDash, Inc.,
0.00%, 5/15/30(f) 305,000 300,806
Duke Energy Corp.,
3.00%, 3/15/29(c) 175,000 174,256
Enovis Corp.,
3.88%, 10/15/28 190,000 183,151
Envista Holdings Corp.,
1.75%, 8/15/28 170,000 170,739
Etsy, Inc.,
0.25%, 6/15/28 230,000 210,473
Euronet Worldwide, Inc.,
0.63%, 10/1/30(c) 145,000 130,855
Evergy, Inc.,
4.50%, 12/15/27 120,000 170,838
Federal Realty OP LP,
3.25%, 1/15/29(c) 150,000 165,525
Five9, Inc.,
1.00%, 3/15/29 115,000 102,310
Galaxy Digital Holdings LP,
0.50%, 5/1/31(c) 175,000 149,854
Global Payments, Inc.,
1.50%, 3/1/31 225,000 202,500
Grab Holdings Ltd.,
0.00%, 6/15/30(f) 190,000 185,250
Haemonetics Corp.,
2.50%, 6/1/29 155,000 157,449
Halozyme Therapeutics, Inc.,
0.00%, 2/15/31(c)(f) 135,000 145,573
Integer Holdings Corp.,
1.88%, 3/15/30 175,000 169,969
Ionis Pharmaceuticals, Inc.,
0.00%, 12/1/30(c)(f) 165,000 176,137
IREN Ltd.,
0.00%, 7/1/31(c)(f) 185,000 161,366
0.25%, 6/1/32(c) 200,000 220,150
Itron, Inc.,
0.00%, 3/15/32(c)(f) 135,000 128,173
Jazz Investments I Ltd.,
3.13%, 9/15/30 200,000 341,150
JD.com, Inc.,
0.25%, 6/1/29 280,000 275,380
Knight-Swift Transportation
Holdings, Inc.,
1.00%, 11/15/31(c) 151,000 175,953
Lantheus Holdings, Inc.,
2.63%, 12/15/27 200,000 291,100
Liberty Media Corp-Liberty Formula
One,
2.25%, 8/15/27 115,000 142,715
Live Nation Entertainment, Inc.,
2.88%, 1/15/30 205,000 245,180
2.88%, 10/15/31(c) 90,000 99,396
Lumentum Holdings, Inc.,
0.38%, 3/15/32(c) 70,000 323,225
MARA Holdings, Inc.,
0.00%, 6/1/31(f) 195,000 189,608
Face
Amount Value
Marriott Vacations Worldwide
Corp.,
3.25%, 12/15/27 $ 180,000 $ 177,030
Merit Medical Systems, Inc.,
3.00%, 2/1/29 135,000 145,665
Microchip Technology, Inc.,
0.00%, 2/15/30(c)(f) 155,000 178,796
0.75%, 6/1/30 215,000 236,905
MKS, Inc.,
1.25%, 6/1/30 155,000 456,834
NCL Corp. Ltd.,
0.75%, 9/15/30(c) 110,000 106,568
Nebius Group NV,
1.00%, 9/15/30(c) 260,000 559,409
2.63%, 3/15/33(c) 230,000 407,347
NextEra Energy Capital Holdings,
Inc.,
3.00%, 3/1/27 125,000 164,313
Northern Oil & Gas, Inc.,
3.63%, 4/15/29 135,000 129,681
Nova Ltd.,
0.00%, 9/15/30(c)(f) 65,000 120,215
Nutanix, Inc.,
0.50%, 12/15/29 190,000 187,416
Ocado Group plc,
6.25%, 8/6/29 GBP 200,000 252,982
ON Semiconductor Corp.,
0.50%, 3/1/29 $ 215,000 259,613
Parsons Corp.,
2.63%, 3/1/29 185,000 182,466
PG&E Corp.,
4.25%, 12/1/27 280,000 286,510
Post Holdings, Inc.,
2.50%, 8/15/27 175,000 181,563
PPL Capital Funding, Inc.,
2.88%, 3/15/28 190,000 215,888
Rivian Automotive, Inc.,
4.63%, 3/15/29 205,000 243,457
Rubrik, Inc.,
0.00%, 6/15/30(f) 210,000 214,935
Shift4 Payments, Inc.,
0.50%, 8/1/27 225,000 214,875
Snowflake, Inc.,
0.00%, 10/1/29(f) 90,000 159,354
Southern Co. (The),
3.25%, 6/15/28 260,000 263,007
Travere Therapeutics, Inc.,
0.50%, 5/15/32 150,000 176,625
Trip.com Group Ltd.,
0.75%, 6/15/29 270,000 266,490
TUI AG,
1.95%, 7/26/31 EUR 100,000 130,152
Tyler Technologies, Inc.,
0.50%, 7/15/31(c) $ 180,000 178,515
Uber Technologies, Inc.,
0.00%, 5/15/28(f) 200,000 231,340
2028
0.88%, 12/1/28 210,000 251,580

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Convertible Bonds (1.7%) (cont’d)
Wistron Corp.,
0.00%, 10/23/30(f) $ 200,000 $ 199,450
Wix.com Ltd.,
0.00%, 9/15/30(c)(f) 145,000 110,659
Workiva, Inc.,
1.25%, 8/15/28 210,000 196,822
Zoetis, Inc.,
0.25%, 6/15/29(c) 210,000 191,107
Zscaler, Inc.,
0.00%, 7/15/28(c)(f) 555,000 513,375
20,204,338
Corporate Bonds ( 33 .1% )
Aerospace & Defense (0.1%)
Moog, Inc.
5.50%, 10/15/34(c) 1,170,000 1,155,109
Automobile Components (0.9%)
Clarios Global LP
6.75%, 9/15/32(c) 1,223,000 1,249,814
IHO Verwaltungs GmbH
5.63%, 5/15/31(g) EUR 160,000 190,404
6.75%, 11/15/29(g) 1,847,700 2,212,151
7.37%, 5/15/33(c)(g) $ 765,100 795,977
JB Poindexter & Co., Inc.
8.75%, 12/15/31(c) 2,463,000 2,535,351
Patrick Industries, Inc.
6.38%, 11/1/32(c) 2,894,000 2,884,903
Realtruck Group, Inc.
6.25%, 7/31/31(c) 527,400 105,427
9,974,027
Banks (1.6%)
Akbank TAS
7.50%, 1/20/30 900,000 926,937
Banco Bradesco SA
6.50%, 1/22/30 1,308,000 1,347,305
Banco de Bogota SA
4.38%, 8/3/27(c) 649,000 647,098
Banco do Brasil SA
6.25%, 4/18/30 1,075,000 1,097,172
Banco Mercantil del Norte SA
8.00%, 1/24/33(b)(c)(h) 594,000 595,336
8.38%, 5/20/31(b)(c)(h) 1,267,000 1,298,992
8.45%, 6/24/36(b)(c)(h) 835,000 837,024
Bangkok Bank PCL
3.73%, 9/25/34(b) 1,140,000 1,084,516
Banistmo SA
4.25%, 7/31/27 1,723,000 1,693,614
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
8.45%, 6/29/38(b) 1,630,000 1,759,760
Fidelity Bank plc
7.63%, 10/28/26 1,000,000 1,002,663
Grupo Aval Ltd.
4.38%, 2/4/30 900,000 854,910
Itau Unibanco Holding SA
6.00%, 2/27/30 1,375,000 1,411,266
Face
Amount Value
Turkiye Is Bankasi A/S
7.75%, 6/12/29 $ 1,648,000 $ 1,715,282
United Bank for Africa plc
6.75%, 11/19/26 1,214,000 1,212,064
Yapi ve Kredi Bankasi A/S
7.25%, 3/3/30 1,100,000 1,113,606
18,597,545
Beverages (0.2%)
Central American Bottling Corp.
5.25%, 4/27/29 1,000,000 983,531
Coca-Cola Icecek A/S
4.50%, 1/20/29 1,250,000 1,217,725
2,201,256
Biotechnology (0.2%)
Grifols SA
7.50%, 5/1/30 EUR 1,934,766 2,304,589
Building Products (0.5%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(c) $ 2,174,000 2,273,271
CP Atlas Buyer, Inc.
9.75%, 7/15/30(c) 886,000 851,573
HT Troplast GmbH
7.63%, 7/15/31 EUR 380,000 440,747
Masterbrand, Inc.
7.00%, 7/15/32(c) $ 1,510,000 1,531,652
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(c) 1,219,000 1,222,111
6,319,354
Capital Markets (0.3%)
Focus Financial Partners LLC
6.75%, 9/15/31(c) 1,180,000 1,187,939
Hightower Holding LLC
6.75%, 4/15/29(c) 957,000 957,925
Sherwood Financing plc
7.63%, 12/15/29 EUR 1,055,000 1,229,755
3,375,619
Chemicals (1.3%)
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/29 240,000 274,466
Bond US Bidco 1, Inc.
6.50%, 6/15/33 470,000 541,208
7.13%, 6/15/33(c) $ 555,000 560,731
Braskem Idesa SAPI
6.99%, 2/20/32(i) 1,625,000 1,024,766
Braskem Netherlands Finance BV
4.50%, 1/10/28 - 1/31/30 2,756,000 1,623,147
7.25%, 2/13/33 775,000 460,156
8.00%, 10/15/34 234,000 140,915
Celanese US Holdings LLC
7.70%, 11/15/33(d) 664,000 709,828
Cerdia Finanz GmbH
9.38%, 10/3/31(c) 538,000 483,302
FIS Fabbrica Italiana Sintetici SpA
5.25%, 2/5/31(c) EUR 790,000 914,853
5.40%, 2/5/31(b)(c) 200,000 231,538

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (33.1%) (cont’d)
FMC Corp.
8.00%, 6/1/31(c) $ 50,000 $ 52,074
INEOS Finance plc
6.63%, 5/15/28 EUR 684,000 790,177
7.25%, 3/31/31 840,000 916,983
7.88%, 11/15/31 520,000 571,672
Olympus Water US Holding Corp.
6.13%, 2/15/33(c) 2,370,000 2,727,013
7.25%, 2/15/33(c) $ 600,000 593,834
Orbia Advance Corp. SAB de CV
7.50%, 5/13/35 1,715,000 1,719,138
Sasol Financing USA LLC
8.75%, 5/3/29 - 4/10/33 1,374,000 1,428,807
15,764,608
Commercial Services & Supplies (0.5%)
Aegis Lux 1A SARL
5.63% PIK,
5.63%, 10/29/31(g) EUR 650,000 748,404
Allied Universal Holdco LLC
4.63%, 6/1/28(c) $ 2,027,000 1,993,545
Biffa Group Holdings Ltd.
5.25%, 6/15/31 EUR 825,000 947,903
7.38%, 6/15/31 GBP 1,170,000 1,569,362
5,259,214
Construction & Engineering (0.4%)
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34 $ 1,450,000 1,507,239
Artera Services LLC
8.50%, 2/15/31(c) 470,440 423,477
Egis SA
5.13%, 5/15/31 EUR 650,000 757,434
HTA Group Ltd.
7.50%, 6/4/29 $ 1,428,000 1,462,766
OHL Operaciones SA
6.15% PIK,
9.75%, 12/31/29(g) EUR 561,327 595,596
4,746,512
Construction Materials (0.1%)
Cemex SAB de CV
3.88%, 7/11/31 $ 1,495,000 1,409,999
Consumer Finance (0.5%)
Azorra Finance Ltd.
7.25%, 1/15/31(c) 2,132,000 2,192,355
Ford Motor Credit Co. LLC
7.35%, 3/6/30 1,263,000 1,336,194
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(c) 2,437,000 2,519,943
6,048,492
Consumer Staples Distribution & Retail (0.3%)
Boots Group Finco LP
5.38%, 8/31/32 EUR 2,379,000 2,797,482
Ocado Group plc
11.00%, 6/15/30 GBP 205,000 287,182
3,084,664
Face
Amount Value
Containers & Packaging (1.0%)
Ardagh Group SA
9.50%, 12/1/30(c) $ 915,000 $ 978,735
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/29 EUR 955,000 1,052,920
4.00%, 9/1/29(c) $ 1,205,000 1,146,061
5.00%, 1/30/31 EUR 1,255,000 1,447,882
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(c) $ 450,000 449,785
6.75%, 4/15/32(c) 622,000 604,180
8.75%, 4/15/30(c) 1,545,000 1,525,252
Constantia Flexibles GmbH
6.25%, 7/15/32 EUR 675,000 783,340
Klabin Austria GmbH
5.75%, 4/3/29 $ 1,489,000 1,512,599
Sword Purchaser LLC
8.25%, 4/15/33(c) 2,140,000 2,215,628
Toucan FinCo Ltd.
8.25%, 5/15/30 EUR 320,000 334,777
12,051,159
Diversified Consumer Services (0.1%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(c) $ 1,577,000 1,631,960
Diversified Telecommunication Services (2.1%)
APLD ComputeCo 2 LLC
6.75%, 3/15/31(c) 2,040,000 2,048,778
APLD ComputeCo 3 LLC
7.00%, 6/15/31(c) 1,490,000 1,488,808
APLD ComputeCo LLC
9.25%, 12/15/30(c) 417,000 450,091
Black Pearl Compute LLC
6.13%, 2/15/31(c) 2,284,000 2,316,124
British Telecommunications Ltd.
6.38%, 12/3/55(b) GBP 1,120,000 1,503,700
CCO Holdings LLC
4.50%, 8/15/30(c) $ 532,000 494,871
Fibercop SpA
4.75%, 6/30/30 EUR 2,612,000 3,046,816
5.13%, 6/30/32 1,280,000 1,505,539
Infrastrutture Wireless Italiane SpA
1.75%, 4/19/31 225,000 235,309
3.63%, 10/13/32 411,000 450,979
Level 3 Financing, Inc.
7.00%, 3/31/34(c) $ 2,182,600 2,252,068
Sable International Finance Ltd.
7.13%, 10/15/32 1,585,000 1,575,022
Turk Telekomunikasyon A/S
7.38%, 5/20/29 1,400,000 1,429,873
Uniti Group LP
8.63%, 6/15/32(c) 2,973,000 3,103,992
Uniti Services LLC
7.50%, 10/15/33(c) 998,000 1,050,946
Windstream Services LLC
8.25%, 10/1/31(c) 804,000 848,292
WULF Compute LLC
7.75%, 10/15/30(c) 1,111,000 1,167,620
24,968,828

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (33.1%) (cont’d)
Electric Utilities (1.9%)
AES Panama Generation Holdings SRL
4.38%, 5/31/30 $ 323,992 $ 306,961
Axia Energia SA
6.50%, 1/11/35 1,505,000 1,519,689
California Buyer Ltd.
5.63%, 2/15/32 EUR 966,000 1,123,799
6.38%, 2/15/32(c) $ 750,000 752,254
Enel Chile SA
4.88%, 6/12/28 1,600,000 1,605,981
Interchile SA
4.50%, 6/30/56 1,804,000 1,526,940
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29(c) 2,137,000 2,042,026
LLPL Capital Pte. Ltd.
6.88%, 2/4/39 1,542,328 1,567,708
Minejesa Capital BV
4.63%, 8/10/30 1,432,992 1,414,916
Mong Duong Finance Holdings BV
5.13%, 5/7/29 755,682 746,571
NRG Energy, Inc.
6.13%, 5/15/36(c) 2,588,000 2,590,311
10.25%, 3/15/28(b)(c)(h) 700,000 757,371
Pampa Energia SA
7.95%, 9/10/31 1,245,000 1,303,259
VoltaGrid LLC
7.38%, 11/1/30(c) 2,001,000 2,078,351
XPLR Infrastructure Operating Partners LP
7.75%, 4/15/34(c) 693,000 729,819
8.38%, 1/15/31(c) 1,220,000 1,301,783
8.63%, 3/15/33(c) 809,000 867,853
22,235,592
Energy Equipment & Services (0.7%)
Archrock Services LP
6.00%, 2/1/34(c) 1,826,000 1,816,149
Noble Finance II LLC
6.25%, 6/15/34(c) 1,432,000 1,404,364
Transocean International Ltd.
8.75%, 2/15/30(c) 1,158,500 1,204,582
WBI Operating LLC
6.50%, 10/15/33(c) 1,953,000 1,966,290
Yinson Boronia Production BV
8.95%, 7/31/42(c) 1,966,232 2,163,972
8,555,357
Financial Services (2.1%)
Cuenca Dpr
0.00%, 12/15/26 1,875,000 1,875,000
PNMAC GMSR Issuer Trust
3.65%, 5/25/33(b)(c) 12,000,000 12,030,194
Rocket Cos., Inc.
6.13%, 8/1/31(c) 290,000 296,394
6.38%, 8/1/33(c) 1,569,000 1,597,578
6.50%, 6/15/34(c) 195,000 200,251
Rocket Mortgage LLC
4.00%, 10/15/33(c) 406,000 365,640
Face
Amount Value
Stonebriar ABF Issuer LLC
7.00%, 8/15/31(c) $ 175,000 $ 175,131
8.13%, 12/15/30(c) 2,222,000 2,324,759
United Wholesale Mortgage LLC
5.50%, 4/15/29(c) 2,262,000 2,102,954
UWM Holdings LLC
6.63%, 2/1/30(c) 2,150,000 2,005,144
WS Escrow LLC
7.75%, 6/1/33(c) 1,660,000 1,705,795
24,678,840
Food Products (0.7%)
Chobani LLC
6.38%, 4/15/34(c) 480,000 487,466
7.63%, 7/1/29(c) 793,000 818,714
Froneri Lux FinCo. SARL
4.75%, 8/1/32 EUR 628,000 701,003
Grupo Nutresa SA
9.00%, 5/12/35 $ 1,250,000 1,391,563
JBS NV
5.75%, 4/1/33 1,780,000 1,828,581
La Doria SpA
5.53%, 12/30/30(b) EUR 800,000 921,404
Ulker Biskuvi Sanayi A/S
7.88%, 7/8/31 $ 1,550,000 1,586,975
7,735,706
Gas Utilities (0.3%)
Ferrellgas LP
5.88%, 4/1/29(c) 600,000 583,938
Superior Plus LP
4.50%, 3/15/29(c) 2,522,000 2,446,777
UGI International LLC
5.00%, 6/1/31 EUR 390,000 456,385
3,487,100
Ground Transportation (0.8%)
Edge Finco plc
8.13%, 8/15/31 GBP 2,901,000 4,037,008
NESCO Holdings II, Inc.
5.50%, 4/15/29(c) $ 1,690,000 1,682,301
Rumo Luxembourg SARL
4.20%, 1/18/32 1,780,000 1,594,391
Synergy Infrastructure Holdings LLC
7.00%, 7/15/34(c) 170,000 172,535
7.88%, 12/1/30(c) 1,222,000 1,280,205
8,766,440
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Netherlands BV and Bausch & Lomb,
Inc.
6.08%, 1/15/31(b) EUR 995,000 1,148,573
Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.
5.00%, 4/15/29(c) $ 1,703,000 1,677,501
7.38%, 3/15/33(c) 746,000 768,882
Global Medical Response, Inc.
7.38%, 10/1/32(c) 1,550,000 1,607,195

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (33.1%) (cont’d)
HomeVi SASU
6.63%, 10/31/31 EUR 560,000 $ 650,986
LifePoint Health, Inc.
9.88%, 8/15/30(c) $ 880,000 928,321
National Mentor Holdings, Inc.
10.50%, 12/15/30(c) 1,952,000 2,058,757
Surgery Center Holdings, Inc.
7.25%, 4/15/32(c) 706,000 715,595
Team Health Holdings, Inc.
8.38%, 6/30/28(c) 691,000 693,306
TEAM Services Holding, Inc.
9.00%, 2/15/33(c) 1,972,000 1,997,468
11,098,011
Health Care Technology (0.2%)
IQVIA, Inc.
6.25%, 6/1/32(c) 2,118,000 2,155,972
Hotels, Restaurants & Leisure (2.0%)
1011778 BC ULC
4.00%, 10/15/30(c) 667,000 630,064
4.38%, 1/15/28(c) 850,000 840,895
Acushnet Co.
5.63%, 12/1/33(c) 2,576,000 2,568,804
Allwyn Entertainment Financing UK plc
4.63%, 8/15/31(c) EUR 1,542,000 1,759,706
Arsenale SpA
9.29%, 6/28/30(b)(c) 500,000 559,015
Banijay Gaming SAS
5.13%, 12/10/31 1,215,000 1,412,574
CPUK Finance Ltd.
6.88%, 8/28/32 GBP 500,000 669,865
7.88%, 8/28/29 521,000 714,099
Essendi SA
6.38%, 10/15/29 EUR 1,050,000 1,247,909
Gaia Purchaser, Inc.
7.63%, 7/15/33(c) $ 670,000 678,099
Intralot Capital Luxembourg SA
6.75%, 10/15/31 EUR 1,065,000 1,236,844
MGM China Holdings Ltd.
4.75%, 2/1/27 $ 1,615,000 1,608,996
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(c) 2,500,000 2,605,840
Sands China Ltd.
5.40%, 8/8/28(d) 1,615,000 1,627,660
TKC Holdings, Inc.
8.50%, 8/15/30(c) 2,106,000 2,168,902
12.00%, 2/15/31(c) 117,000 123,403
Voyager Parent LLC
9.25%, 7/1/32(c) 2,289,000 2,422,067
Waga Bondco Ltd.
8.50%, 6/15/30 GBP 240,000 275,680
23,150,422
Household Durables (0.6%)
Century Communities, Inc.
6.63%, 9/15/33(c) $ 784,000 792,302
Dream Finders Homes, Inc.
6.88%, 9/15/30(c) 1,559,000 1,548,987
Face
Amount Value
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/31(c) $ 1,858,000 $ 1,918,435
Risewell Homes, Inc.
8.50%, 11/1/30(c) 869,000 888,283
9.25%, 10/1/29(c) 1,351,000 1,399,062
6,547,069
Independent Power and Renewable Electricity Producers
(0.6%)
AES Andes SA
6.25%, 3/14/32 1,170,000 1,215,273
Cikarang Listrindo Tbk. PT
5.65%, 3/12/35 1,300,000 1,291,341
Cometa Energia SA de CV
6.38%, 4/24/35 1,319,816 1,363,824
Talen Energy Supply LLC
6.13%, 5/1/31(c) 1,874,000 1,874,813
TransAlta Corp.
5.88%, 2/1/34 1,268,000 1,249,821
6,995,072
Insurance (0.6%)
Alliant Holdings Intermediate LLC
7.38%, 10/1/32(c) 1,661,000 1,650,714
Asurion LLC
8.00%, 12/31/32(c) 1,660,000 1,673,897
8.38%, 2/1/34(c) 427,000 395,579
CRC Insurance Group LLC
7.13%, 6/1/31(c) 1,222,000 1,218,830
Galaxy Bidco Ltd.
8.13%, 12/19/29 GBP 1,150,000 1,579,797
6,518,817
IT Services (0.2%)
Atos Group
9.36%, 12/18/29(d) EUR 408,265 536,002
United Group BV
5.25%, 2/1/30 1,314,000 1,514,438
2,050,440
Life Sciences Tools & Services (0.2%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(c) $ 1,856,000 1,882,853
Machinery (0.3%)
Calderys Financing LLC
11.25%, 6/1/28(c) 667,000 691,703
CEME SpA
6.79%, 9/30/31(b) EUR 105,000 117,514
Dynamo Newco II GmbH
6.25%, 10/15/31 1,000,000 1,082,938
New Flyer Holdings, Inc.
9.25%, 7/1/30(c) $ 1,748,000 1,880,523
3,772,678
Marine Transportation (0.1%)
MV24 Capital BV
6.75%, 6/1/34 951,020 947,069

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (33.1%) (cont’d)
Media (1.4%)
Charter Communications Operating LLC
3.70%, 4/1/51 $ 1,783,000 $ 1,107,302
3.90%, 6/1/52 2,337,000 1,491,143
EchoStar Corp.
10.75%, 11/30/29 1,365,025 1,475,864
McGraw-Hill Education, Inc.
7.38%, 9/1/31(c) 1,656,000 1,684,293
Nexstar Media, Inc.
6.50%, 9/15/33(c) 630,000 630,380
7.25%, 4/15/34(c) 907,000 905,589
Sinclair Television Group, Inc.
8.13%, 2/15/33(c) 1,754,000 1,803,842
Summer BidCo BV
8.875% PIK,
8.88%, 1/31/31(g) EUR 971,054 1,135,590
Telecomunicaciones Digitales SA
4.50%, 1/30/30 $ 1,187,000 1,134,944
Univision Communications, Inc.
8.50%, 7/31/31(c) 1,107,000 1,112,631
8.88%, 4/15/33(c) 621,000 611,750
9.38%, 8/1/32(c) 862,000 876,528
Versant Media Group, Inc.
7.25%, 1/30/31(c) 1,772,000 1,834,365
15,804,221
Metals & Mining (1.2%)
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(c) 1,730,000 1,730,371
7.63%, 1/15/34(c) 1,497,000 1,496,110
Compass Minerals International, Inc.
8.00%, 7/1/30(c) 950,000 1,002,501
CSN Inova Ventures
6.75%, 1/28/28 1,721,000 1,431,175
First Quantum Minerals Ltd.
7.25%, 2/15/34(c) 1,500,000 1,538,889
8.00%, 3/1/33(c) 1,881,000 1,968,943
Ivanhoe Mines Ltd.
7.88%, 1/23/30 700,000 708,634
JSW Steel Ltd.
5.05%, 4/5/32 1,175,000 1,131,302
Nexa Resources SA
6.75%, 4/9/34(c) 1,600,000 1,693,970
Samarco Mineracao SA
9.50% PIK,
9.50%, 6/30/31(g) 1,756,582 1,766,689
14,468,584
Office REITs (0.2%)
Alexandrite Monnet UK Holdco plc
6.88%, 5/31/31 EUR 730,000 842,277
alstria SARL
4.25%, 10/15/29 1,000,000 1,120,825
1,963,102
Oil, Gas & Consumable Fuels (2.5%)
Azule Energy Finance plc
8.13%, 1/23/30 $ 2,232,000 2,245,863
Face
Amount Value
DBR Land Holdings LLC
6.25%, 12/1/30(c) $ 1,988,000 $ 2,020,066
Global Partners LP
7.13%, 7/1/33(c) 3,152,000 3,191,249
MC Brazil Downstream Trading SARL
7.25%, 6/30/31 1,414,529 1,328,893
NGL Energy Operating LLC
8.13%, 2/15/29(c) 2,058,000 2,131,331
Petrobras Global Finance BV
6.85%, 6/5/15 1,577,000 1,482,429
Puma International Financing SA
7.75%, 4/25/29 1,400,000 1,438,206
Raizen Fuels Finance SA
6.25%, 7/8/32 1,853,000 1,019,150
6.70%, 2/25/37 1,281,000 708,553
SM Energy Co.
8.63%, 11/1/30(c) 2,399,000 2,520,575
Sunoco LP
5.88%, 3/15/34(c) 1,459,000 1,439,863
7.88%, 9/18/30(b)(c)(h) 2,063,100 2,146,825
Tecpetrol SA
7.63%, 1/22/33 1,228,000 1,265,982
Tullow Holdco 2 Ltd.
4.75% PIK,
15.00%, 11/15/28(g) 549,627 549,764
Venture Global Calcasieu Pass LLC
6.00%, 5/1/36(c) 1,039,000 1,050,811
Venture Global LNG, Inc.
6.63%, 6/15/36(c) 405,000 399,432
8.38%, 6/1/31(c) 850,000 885,108
9.00%, 9/30/29(b)(c)(h) 795,000 776,584
9.50%, 2/1/29(c) 521,000 561,019
Vista Energy Argentina SAU
8.50%, 6/10/33(c) 1,785,000 1,905,398
29,067,101
Paper & Forest Products (0.1%)
Fiber Midco SpA
10.75% PIK,
10.75%, 6/15/29(g) EUR 801,425 846,330
Passenger Airlines (0.3%)
Avianca Midco 2 plc
9.00%, 12/1/28(c) $ 615,442 630,366
9.63%, 2/14/30(c) 1,431,000 1,419,328
Gol Finance, Inc.
14.38%, 6/6/30(c) 815,000 801,756
VistaJet Malta Finance plc
6.38%, 2/1/30(c) 806,000 767,726
3,619,176
Personal Care Products (0.1%)
Perrigo Finance Unlimited Co.
5.38%, 9/30/32 EUR 844,000 948,694
Pharmaceuticals (0.4%)
1261229 BC Ltd.
10.00%, 4/15/32(c) $ 2,275,000 2,305,726

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (33.1%) (cont’d)
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 6/1/31 EUR 2,364,000 $ 2,722,577
5,028,303
Professional Services (0.2%)
Amentum Holdings, Inc.
7.25%, 8/1/32(c) $ 2,654,000 2,735,316
Real Estate Management & Development (0.3%)
Alexandrite Lake Lux Holdings SARL
6.75%, 7/30/30 EUR 830,000 949,600
Banco Actinver SA
4.80%, 12/18/32(c) $ 1,039,875 904,691
Longfor Group Holdings Ltd.
3.95%, 9/16/29 2,298,000 1,931,066
3,785,357
Software (1.1%)
AthenaHealth Group, Inc.
6.50%, 2/15/30(c) 4,151,000 3,982,672
Cloud Software Group LLC
6.50%, 3/31/29(c) 2,790,000 2,709,150
9.00%, 9/30/29(c) 1,795,000 1,743,648
OAK-Eagle Acquireco, Inc.
6.25%, 7/1/33(c) EUR 870,000 1,043,333
8.75%, 7/1/34(c) $ 2,535,000 2,691,972
TeamSystem SpA
5.70%, 7/31/31(b) EUR 295,000 335,140
6.50%, 7/1/32 715,000 816,791
13,322,706
Specialty Retail (1.5%)
Asbury Automotive Group, Inc.
5.00%, 2/15/32(c) $ 1,186,000 1,135,020
CD&R Firefly Bidco plc
8.63%, 4/30/29 GBP 820,000 1,121,826
LBM Acquisition LLC
9.50%, 6/15/31(c) $ 1,404,000 1,251,961
Men's Wearhouse LLC (The)
9.00%, 2/1/31(c) 2,719,000 2,890,835
Michaels Cos., Inc. (The)
8.50%, 3/15/33(c) 1,977,000 1,959,374
Molins Finance SA
5.50%, 6/15/33 EUR 395,000 472,287
Park River Holdings, Inc.
8.00%, 3/15/31(c) $ 1,196,000 1,207,617
8.75%, 12/31/30(c) 543,100 528,927
PetSmart LLC
7.50%, 9/15/32(c) 1,085,000 1,086,018
10.00%, 9/15/33(c) 1,121,000 1,123,580
Sonic Automotive, Inc.
4.63%, 11/15/29(c) 2,421,000 2,376,916
Specialty Building Products Holdings LLC
7.75%, 10/15/29(c) 336,000 309,454
White Cap Supply Holdings LLC
7.38%, 11/15/30(c) 1,615,000 1,638,992
17,102,807
Face
Amount Value
Textiles, Apparel & Luxury Goods (0.3%)
Beach Acquisition Bidco LLC
5.25%, 7/15/32 EUR 1,459,000 $ 1,700,076
10.75% PIK,
10.00%, 7/15/33(c)(g) $ 1,598,293 1,735,933
3,436,009
Trading Companies & Distributors (0.2%)
Herc Holdings, Inc.
5.75%, 3/15/31(c) 251,000 250,878
6.00%, 3/15/34(c) 223,000 221,748
7.00%, 6/15/30(c) 373,000 386,522
7.25%, 6/15/33(c) 832,000 867,990
QXO Building Products, Inc.
6.50%, 7/15/31(c) 175,000 178,452
6.88%, 7/15/34(c) 340,000 349,240
2,254,830
Transportation Infrastructure (0.2%)
Mersin Uluslararasi Liman Isletmeciligi A/S
8.25%, 11/15/28 1,250,000 1,284,270
Seaspan Corp. Pte. Ltd.
5.50%, 8/1/29(c) 1,395,000 1,369,713
2,653,983
Wireless Telecommunication Services (0.7%)
Eutelsat SA
1.50%, 10/13/28 EUR 700,000 772,253
Iliad Holding SAS
5.38%, 4/15/30 930,000 1,091,921
6.88%, 4/15/31 460,000 554,902
Millicom International Cellular SA
4.50%, 4/27/31 $ 1,329,000 1,241,253
Turkcell Iletisim Hizmetleri A/S
5.80%, 4/11/28 1,890,000 1,894,887
Vmed O2 UK Financing I plc
4.00%, 1/31/29 GBP 1,235,000 1,550,302
4.75%, 7/15/31(c) $ 956,000 786,400
Zegona Finance plc
4.25%, 1/15/32 EUR 475,000 545,151
8,437,069
386,092,534
Sovereign ( 17 .6% )
Angola Government Bond
9.24%, 1/15/31 $ 226,000 234,216
9.38%, 3/31/33 273,000 279,675
Argentina Government Bond
0.00%, 12/15/35(b) EUR 4,027,000 572,966
0.75%, 7/9/30(d) $ 9,763,000 6,096,570
1.00%, 7/9/29 2,434,000 1,532,160
3.50%, 7/9/41(d) 2,202,000 1,651,500
4.12%, 7/9/35(d) 1,574,000 1,261,561
5.00%, 1/9/38(d) 415,991 347,560
Barbados Government Bond
8.00%, 6/26/35 1,263,000 1,357,750
Bosnia & Herzegovina Government
Bond
5.00%, 6/4/31 EUR 2,712,000 3,083,946

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Sovereign (17.6%) (continued)
Brazil Notas do Tesouro Nacional
6.00%, 5/15/35(b) BRL 5,527,000 $ 4,481,225
Colombia Government Bond
3.00%, 3/25/33 COP 891,351,323 213,619
7.00%, 6/30/32 154,000,000 35,717
11.75%, 1/24/35 32,912,000,000 9,505,053
12.50%, 2/27/30 40,772,800,000 12,003,040
13.25%, 2/9/33 12,901,400,000 3,982,481
Colombian TES
5.00%, 3/20/41 1,869,312,183 479,854
6.50%, 1/22/31 11,021,561,088 3,206,655
7.00%, 3/26/31 3,357,100,000 808,361
7.25%, 10/18/34 1,152,000,000 256,093
DRC International Bond
9.50%, 4/16/37 $ 1,363,000 1,429,040
Ecopetrol SA
8.88%, 1/13/33 1,100,000 1,205,344
Egypt Government Bond
19.95%, 7/8/30 EGP 154,174,000 3,074,792
Egypt Treasury Bill
19.62%, 9/15/26 396,250,000 7,740,540
23.19%, 3/16/27 1,037,175,000 18,092,051
Ethiopia Government Bond
6.63%, 12/11/24 $ 2,300,000 2,508,483
Georgia Government Bond
5.13%, 1/28/31 279,000 272,045
Ghana Government Bond
0.00%, 7/3/26(f) 84,114 83,927
5.00%, 7/3/29(d) 907,795 898,295
Hungary Government Bond
0.00%, 7/2/26(f) HUF 10,229,000,000 32,853,564
3.00%, 10/27/38 650,360,000 1,696,367
3.00%, 4/25/41 501,920,000 1,261,080
4.00%, 4/28/51 40,330,000 108,638
7.00%, 10/24/35 75,250,000 275,597
Kenya Government Bond
7.88%, 2/26/34 $ 231,000 230,095
8.25%, 2/28/48 259,000 249,733
8.70%, 2/26/39 1,049,000 1,039,883
8.80%, 10/9/38 1,302,000 1,312,863
Lebanon Government Bond
5.80%, 4/14/20(i) 208,000 51,392
6.00%, 1/27/23(i) 1,541,000 380,935
6.10%, 10/4/22(i) 1,472,000 364,338
6.15%, 6/19/20(i) 739,000 182,247
6.20%, 2/26/25(i) 64,000 15,822
6.25%, 5/27/22(i) 179,000 44,403
6.25%, 11/4/24(i) 545,000 134,077
6.25%, 6/12/25(i) 577,000 143,240
6.40%, 5/26/23(i) 576,000 142,762
6.60%, 11/27/26(i) 3,182,000 793,751
6.65%, 4/22/24(i) 699,000 171,740
6.65%, 11/3/28(i) 128,000 32,179
6.65%, 2/26/30(i) 2,632,000 671,695
6.75%, 11/29/27(i) 449,000 112,491
6.85%, 3/23/27(i) 786,000 196,696
6.85%, 5/25/29(i) 341,000 86,573
Face
Amount Value
Sovereign (17.6%) (continued)
7.00%, 12/3/24(i) $ 580,000 $ 144,130
7.00%, 3/20/28(i) 5,222,000 1,315,466
7.00%, 4/22/31(i) 352,000 90,018
7.00%, 3/23/32(i) 1,765,000 452,081
7.05%, 11/2/35(i) 201,000 52,193
7.25%, 3/23/37(i) 124,000 32,379
8.20%, 5/17/33(i) 75,000 19,928
Montenegro Government Bond
4.88%, 4/1/32(c) EUR 3,034,000 3,524,246
Mozambique Government Bond
9.00%, 9/15/31(d) $ 1,438,000 1,272,038
New Zealand Government Bond
4.25%, 5/15/36 NZD 8,796,000 4,952,580
New Zealand Government Inflation
Linked Bond
3.25%, 9/20/50(b) 7,242,799 4,341,028
OCP SA
6.75%, 5/2/34 $ 1,600,000 1,681,841
Petroleos de Venezuela SA
5.38%, 4/12/27(i) 761,300 280,919
5.50%, 4/12/37(i) 427,600 157,143
6.00%, 10/28/22(i) 1,249,058 453,159
6.00%, 5/16/24(i) 5,703,324 2,150,153
6.00%, 11/15/26(i) 2,164,707 817,177
8.50%, 10/27/20(i) 464,500 487,358
9.00%, 11/17/21(i) 777,503 340,935
9.75%, 5/17/35(i) 94,700 42,359
12.75%, 2/17/22(i) 989,000 495,489
Petroleos Mexicanos
2.75%, 4/21/27 EUR 2,298,000 2,604,027
6.84%, 1/23/30 $ 1,600,000 1,644,298
Poland Government Bond
2.00%, 8/25/36(b) PLN 14,570,000 3,923,329
Province of Santa Fe
8.10%, 12/11/34 $ 1,475,000 1,481,712
Republic of Albania
4.75%, 2/14/35(c) EUR 2,150,000 2,490,761
Republic of Srpska Government
Bond
6.38%, 5/8/33 1,110,000 1,273,672
Republic of Srpska International
Government Bond
6.25%, 4/2/31 400,000 463,447
South Africa Government Bond
8.50%, 1/31/37 ZAR 198,068,019 12,037,879
8.75%, 1/31/44 77,768,000 4,659,517
8.88%, 2/28/35 79,521,837 5,033,936
Suriname Government Bond
7.70%, 11/6/30 $ 725,000 756,719
7.70%, 11/6/30(c) 1,253,000 1,307,819
8.50%, 11/6/35 392,000 429,671
8.50%, 11/6/35(c) 2,766,000 3,031,813
Ukraine Government Bond
4.50%, 2/1/34(d) 1,741,000 1,225,230
4.50%, 2/1/35(d) 4,597,012 3,189,793
4.50%, 2/1/36(d) 2,106,350 1,449,143
Venezuela Government Bond
6.00%, 12/9/20(i) 2,009,500 859,061

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Sovereign (17.6%) (continued)
7.00%, 12/1/18(i) $ 1,367,000 $ 594,645
7.75%, 10/13/19(i) 57,000 25,351
8.25%, 10/13/24(i) 3,213,200 1,462,006
9.00%, 5/7/23(i) 811,400 385,415
12.75%, 8/23/22(i) 101,600 56,896
13.63%, 8/15/18(b)(i) 2,735,000 1,586,300
YPF SA
8.25%, 1/17/34 1,183,216 1,239,465
205,561,205
Total Fixed Income Securities
(Cost $1,376,864,787)
1,380,440,589
–
Shares
Short-Term Investments ( 2 .7% )
Investment Company ( 1 .8% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (j)
(Cost $21,255,370)
21,255,370 21,255,370
Face
Amount
U.S. Government and Agency Security ( 0 .9% )
U.S. Treasury Bill
3.72%, 12/3/26(k)
(Cost $9,930,129)
$ 10,090,000 9,925,735
Total Short-Term Investments
(Cost $31,185,499)
31,181,105
Total Investments Excluding Purchased
Options ( 121 .3% ) (Cost 1,414,458,636 ) 1,417,980,126
Total Purchased Options Outstanding (0.0%)(a)
(Cost $269,928) 79,237
Total Investments ( 121 .3% )
( Cost $ 1,414,728,564 ) (l) (m) 1,418,059,363
Total Written Options (0.0%)(a)
(Premiums Received $ (88,893) ) (52,656)
Liabilities in Excess of Other Assets (-21.3%)
(249,178,294)
Net Assets (100.0%) $1,168,828,413
(a) Amount is less than 0.05%.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(e) Inverse floating rate security. Interest rate disclosed is that which was in effect at June 30, 2026.
(f) Zero coupon bond.
(g) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(h) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.
(i) Non-income producing security; bond in default.
(j) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by
$87,417 relating to the Fund’s investment in the Liquidity Fund.
(k) All or a portion of the security pledged as collateral for swap agreements.
(l) At June 30, 2026, the aggregate cost for federal income tax purposes is $1,414,728,564. The aggregate gross unrealized appreciation is $18,306,752 and the aggregate gross unrealized depreciation is $14,975,953, resulting in net unrealized appreciation of
$3,330,799.
(m) Securities are available for collateral in connection with swap agreements.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
IO Interest Only
JSC Joint Stock Company
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Bank of America N.A. $ 22,732,158 ZAR 1,374,998 9/16/26 $ (4,065)
Bank of America N.A. $ 95,577,898 ZAR 5,781,213 9/16/26 (17,091)
Barclays Bank plc $ 10,255,275 GBP 13,743,301 9/16/26 140,233
Barclays Bank plc EUR 7,449,990,460 HUF 21,171,524 9/16/26 410,633
Barclays Bank plc MYR 9,790,000 $ 2,426,811 9/17/26 (21,225)
Barclays Bank plc MYR 3,000,000 $ 742,924 9/17/26 (5,768)
Barclays Bank plc HUF 2,204,502 EUR 789,365,979 9/16/26 892
Barclays Bank plc MYR 2,000,000 $ 498,244 9/17/26 (6,806)
Barclays Bank plc MYR 3,000,000 $ 726,392 12/16/26 13,182
Barclays Bank plc MYR 6,400,000 $ 1,563,072 12/16/26 14,686
Barclays Bank plc MYR 9,000,000 $ 2,242,264 9/17/26 (30,796)
Barclays Bank plc TWD 83,950,000 $ 2,630,013 10/8/26 20,726
BNP Paribas SA BRL 2,400,000 $ 461,876 7/2/26 3,033
BNP Paribas SA TWD 83,950,000 $ 2,619,753 7/8/26 16,438
Citibank N.A. PEN 4,000,000 $ 1,191,186 7/13/26 (21,416)
Citibank N.A. $ 16,319,776 ZAR 990,366 8/3/26 (3,168)
Citibank N.A. PEN 2,000,000 $ 596,392 7/13/26 (11,507)
Citibank N.A. $ 68,616,888 ZAR 4,164,019 8/3/26 (13,320)
Citibank N.A. HUF 1,680,623 EUR 604,400,000 9/16/26 9,068
Deutsche Bank AG $ 46,194,090 ZAR 2,785,618 9/16/26 (16,781)
Deutsche Bank AG $ 75,128,477 ZAR 4,530,432 9/16/26 (27,292)
Goldman Sachs International TWD 27,500,000 $ 867,973 9/16/26 (810)
Goldman Sachs International KRW 9,057,000,000 $ 5,949,003 9/16/26 (93,435)
Goldman Sachs International KRW 597,727,395 $ 392,611 9/16/26 (6,166)
Goldman Sachs International $ 1,673,203 CNH 248,504 9/16/26 758
Goldman Sachs International PEN 19,770,000 $ 5,792,728 9/16/26 (26,893)
Goldman Sachs International $ 14,616,000 MXN 832,441 9/17/26 2,042
Goldman Sachs International $ 700,000 INR 7,287 9/16/26 (60)
Goldman Sachs International CNH 15,914,032 $ 2,363,550 9/16/26 (7,208)
Goldman Sachs International $ 900,000,000 COP 246,550 9/16/26 (11,969)
Goldman Sachs International KRW 11,743,000,000 $ 7,713,276 9/16/26 (121,145)
Goldman Sachs International $ 6,434,000,000 COP 1,798,297 9/16/26 (49,825)
Goldman Sachs International $ 48,443,822 EUR 56,276,219 9/16/26 744,510
Goldman Sachs International $ 11,500,000 CNH 1,708,109 9/16/26 5,340
Goldman Sachs International EUR 14,696,300 PLN 3,453,308 9/16/26 52,040
Goldman Sachs International $ 1,596,000 CAD 1,150,210 9/16/26 20,977
Goldman Sachs International BRL 52,620,000 $ 10,308,915 7/2/26 (115,784)
Goldman Sachs International BRL 5,977,247 $ 1,171,017 7/2/26 (13,152)
Goldman Sachs International $ 4,380,000,000 COP 1,255,316 9/16/26 (2,808)
Goldman Sachs International $ 41,068,408 ZAR 2,480,982 9/16/26 (10,463)
Goldman Sachs International EUR 368,053 $ 419,103 7/10/26 1,573
Goldman Sachs International BRL 13,500,000 $ 2,661,835 7/2/26 (46,721)
Goldman Sachs International EGP 460,000,000 $ 8,473,015 9/16/26 574,847
Goldman Sachs International $ 183,310,000 JPY 1,153,228 9/16/26 18,744
Goldman Sachs International TWD 39,405,899 $ 1,246,273 7/8/26 (8,852)
Goldman Sachs International $ 2,116,580 NZD 1,237,114 9/16/26 31,863
Goldman Sachs International $ 1,860,950 NZD 1,087,701 9/16/26 28,015
Goldman Sachs International $ 492,099 EUR 570,132 7/10/26 7,676
HSBC Bank plc $ 60,366 EUR 68,943 9/16/26 (255)
J.P. Morgan Chase Bank N.A. $ 2,817,499,000 COP 807,561 9/16/26 (1,746)
J.P. Morgan Chase Bank N.A. $ 4,644,049,000 COP 1,322,337 9/16/26 (11,633)

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
J.P. Morgan Chase Bank N.A. $ 1,070,993,000 COP 305,832 9/16/26 $ (1,803)
J.P. Morgan Chase Bank N.A. $ 8,764,548,000 COP 2,414,509 9/16/26 (103,046)
J.P. Morgan Chase Bank N.A. $ 33,314,039,352 COP 9,177,548 9/16/26 (391,677)
J.P. Morgan Chase Bank N.A. $ 3,992,797 CNH 592,997 9/16/26 1,796
J.P. Morgan Chase Bank N.A. CNH 37,975,968 $ 5,640,065 9/16/26 (17,080)
J.P. Morgan Chase Bank N.A. $ 23,256,382,000 COP 6,621,977 9/16/26 (58,256)
J.P. Morgan Chase Bank N.A. $ 844,312,000 COP 241,999 9/16/26 (523)
J.P. Morgan Chase Bank N.A. $ 5,362,805,000 COP 1,531,399 9/16/26 (9,030)
J.P. Morgan Chase Bank N.A. BRL 29,071,463 $ 5,585,167 8/4/26 424
J.P. Morgan Chase Bank N.A. BRL 2,536,009 $ 487,214 8/4/26 37
J.P. Morgan Chase Bank N.A. HUF 16,906,203 EUR 6,056,224,481 9/16/26 15,230
J.P. Morgan Chase Bank N.A. EUR 1,052,158,283 HUF 2,937,144 9/16/26 (2,646)
J.P. Morgan Chase Bank N.A. TWD 329,000,000 $ 10,382,479 9/16/26 (8,057)
J.P. Morgan Chase Bank N.A. TWD 263,220,000 $ 8,306,614 9/16/26 (6,446)
J.P. Morgan Chase Bank N.A. $ 2,696,427,000 COP 756,998 9/16/26 (17,532)
J.P. Morgan Chase Bank N.A. $ 1,165,254,000 COP 318,964 9/17/26 (15,665)
J.P. Morgan Chase Bank N.A. $ 8,999,300,000 COP 2,526,474 9/16/26 (58,512)
J.P. Morgan Chase Bank N.A. $ 3,889,921,000 COP 1,064,784 9/17/26 (52,293)
Royal Bank of Canada $ 422,544 EUR 492,052 9/16/26 7,686
Royal Bank of Canada $ 299,451 GBP 401,758 9/16/26 4,553
Royal Bank of Canada $ 312,655 EUR 363,729 9/16/26 5,329
Standard Chartered Bank $ 7,857,205 EUR 9,140,217 7/10/26 159,647
Standard Chartered Bank $ 3,465,145 EUR 4,030,972 7/10/26 70,407
Standard Chartered Bank $ 2,210,000 EUR 2,570,873 7/10/26 44,904
Standard Chartered Bank $ 13,288,857 TRY 283,148 7/7/26 (674)
Standard Chartered Bank TRY 99,317,173 $ 2,116,205 7/7/26 5,005
Standard Chartered Bank $ 26,481 EUR 30,805 7/10/26 538
Standard Chartered Bank $ 1,487,367 EUR 1,730,241 7/10/26 30,221
Standard Chartered Bank BRL 39,448,537 $ 7,575,188 8/4/26 4,183
Standard Chartered Bank $ 6,150 GBP 8,126 9/16/26 (31)
Standard Chartered Bank $ 2,446,013 EUR 2,845,425 7/10/26 49,700
Standard Chartered Bank $ 1,250,000 EUR 1,454,114 7/10/26 25,399
Standard Chartered Bank GBP 70,650 $ 93,243 9/16/26 470
Standard Chartered Bank $ 139,365 EUR 159,257 9/16/26 (499)
Standard Chartered Bank $ 2,529,598 EUR 2,942,659 7/10/26 51,398
Standard Chartered Bank $ 2,712,000 EUR 3,165,981 7/10/26 66,239
Standard Chartered Bank BRL 3,441,238 $ 660,811 8/4/26 365
Standard Chartered Bank $ 552,504 EUR 630,518 9/16/26 (2,824)
Standard Chartered Bank $ 2,339,000 EUR 2,721,143 7/10/26 47,730
Standard Chartered Bank $ 1,174,830 EUR 1,349,294 9/16/26 2,572
Standard Chartered Bank $ 3,388,500 NZD 1,974,792 9/16/26 45,268
Standard Chartered Bank $ 328,640 EUR 382,215 9/16/26 5,491
Standard Chartered Bank $ 21,329,730 EUR 24,745,803 7/10/26 366,508
Standard Chartered Bank $ 1,698,220 NZD 991,464 9/16/26 24,442
Standard Chartered Bank $ 1,493,120 NZD 871,722 9/16/26 21,490
Standard Chartered Bank TRY 71,557,000 $ 1,514,529 7/13/26 6,155
Standard Chartered Bank NZD 12,540,000 $ 7,308,217 9/16/26 (167,527)
Standard Chartered Bank TRY 48,634,338 $ 1,038,560 7/2/26 4,061
Standard Chartered Bank TRY 48,634,338 $ 1,038,593 7/2/26 4,027
Standard Chartered Bank TRY 36,116,547 $ 764,588 7/13/26 2,938
Standard Chartered Bank $ 2,979,271 NZD 1,736,297 9/16/26 39,801
Standard Chartered Bank TRY 100,085,534 $ 2,129,814 7/7/26 7,807
Standard Chartered Bank $ 860,000 GBP 1,153,143 9/16/26 12,399
Standard Chartered Bank TRY 5,614,000 $ 119,270 7/10/26 349

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Standard Chartered Bank TRY 92,293,000 $ 1,960,776 7/10/26 $ 5,738
Standard Chartered Bank $ 58,764 EUR 67,378 9/16/26 16
UBS AG $ 17,344 EUR 20,212 9/16/26 331
UBS AG $ 1,267,960 NZD 739,412 9/16/26 17,394
UBS AG $ 1,114,830 NZD 650,114 9/16/26 15,293
UBS AG $ 9,767,415 ZAR 590,126 9/16/26 (2,421)
UBS AG $ 17,600,000 MXN 1,008,770 9/17/26 8,837
$ 1,674,752
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Short:
Euro-Bobl 62 Sep-26 EUR (6,200,000) (8,173,658) (43,505)
Euro-Bund 15 Sep-26 (1,500,000) (2,182,480) (29,673)
U.S. Treasury 2 Year Notes 89 Sep-26 $ (17,800,000) (18,345,820) 13,734
U.S. Treasury 5 Year Notes 79 Sep-26 (7,900,000) (8,456,703) (34,067)
U.S. Treasury 10 Year Notes 152 Sep-26 (15,200,000) (16,703,375) (78,242)
U.S. Treasury 10 Year Ultra Bonds 60 Sep-26 (6,000,000) (6,748,125) (86,835)
U.S. Treasury Long Bonds 23 Sep-26 (2,300,000) (2,610,500) (68,736)
U.S. Treasury Ultra Bonds 226 Sep-26 (22,600,000) (26,251,313) (928,497)
$ (1,255,821)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Paid
Unrealized
Depreciation
Barclays Bank plc EUR/USD USD 1.137 7/3/26 22,900,000 $ 22,900,000 $ 21,507
$ 147,764
$ (126,257)
Goldman Sachs
International USD/INR INR 94 9/10/26 12,000,000 12,000,000 49,619
53,977
(4,358)
Barclays Bank plc USD/KRW KRW 1,420 9/17/26 1,000,000 1,000,000 669
13,080
(12,411)
Goldman Sachs
International USD/KRW KRW 1,420 9/21/26 1,000,000 1,000,000 730
10,485
(9,755)
JPMorgan Chase Bank
NA USD/KRW KRW 1,420 9/28/26 2,000,000 2,000,000 1,745
16,450
(14,705)
Barclays Bank plc USD/KRW KRW 1,425 10/1/26 2,000,000 2,000,000 2,226
22,740
(20,514)
Barclays Bank plc USD/KRW KRW 1,450 12/18/26 474,000 474,000 2,741
5,432
(2,691)
Total $79,237 $269,928 $(190,691)
Call Options Written:
The Fund had the following call options written open at June 30, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
Goldman Sachs
International
USD/INR INR 100 9/10/26 12,000,000 $ 12,000,000 $ (6,057) $ (25,777) $ 19,720
Barclays Bank plc
USD/KRW KRW 1,590 9/17/26 1,000,000 1,000,000 (8,785) (9,510) 725
Goldman Sachs
International
USD/KRW KRW 1,600 9/21/26 1,000,000 1,000,000 (7,597) (10,485) 2,888

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
lae
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank
NA
USD/KRW KRW 1,630 9/28/26 2,000,000 $ 2,000,000 $ (9,670) $ (16,451) $ 6,781
Barclays Bank plc
USD/KRW KRW 1,610 10/01/26 2,000,000 2,000,000 (14,105) (22,200) 8,095
Barclays Bank plc
USD/KRW KRW 1,600 12/18/26 474,000 474,000 (6,442) (4,470) (1,972)
Total $(52,656) $(88,893) $36,237
Centrally Cleared Credit Default Swap Agreements
The Fund had the following centrally cleared credit default swap agreements open at June 30, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Bank of
America
Merrill Lynch
Turkey
Government
Bond NR Sell 1 .00 % Quarterly 6/20/31 $ 670 $ (34,303) $ (39,252) $ 4,949
Citibank NA
Saudi Arabia
Government
Bond NR Buy 1 .00 Quarterly 12/20/30 1,667 (30,832) (7,442) (23,390)
Bank of
America
Merrill Lynch
CDX.NA.HY.45 NR Buy 5 .00 Quarterly 12/20/30 42,520 (3,450,165) (3,002,352) (447,813)
Bank of
America
Merrill Lynch
iTraxx Europe
Crossover 44 NR Buy 5 .00 Quarterly 12/20/30 34,000 (4,502,656) (3,166,924) (1,335,732)
$(8,017,956) $(6,215,970) $(1,801,986)
Credit Default Swap Agreements
The Fund had the following credit default swap agreements open at June 30, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Goldman Sachs
International
Petroleos
Mexicanos NR Sell 1 .00 % Quarterly 6/20/27 $ 1,260 $ 334 $ (16,807) $ 17,141
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 840 222 (11,605) 11,827
JPMorgan
Chase Bank
NA Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 560 148 (8,358) 8,506
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 12/20/26 1,120 1,078 (6,653) 7,731

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Credit Default Swap Agreements (continued)
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Saudi Arabia
Government
Bond NR Sell 1 .00 % Quarterly 12/20/30 $ 288 $ 5,255 $ 2,921 $ 2,334
Citibank NA
Saudi Arabia
Government
Bond NR Sell 1 .00 Quarterly 12/20/30 225 4,105 3,258 847
Barclays Bank
plc Ecuador
Government
Bond NR Buy 5 .00 Quarterly 12/20/26 47 (979) (336) (643)
Bank of
America
NA Brazil
Government
Bond NR Buy 1 .00 Quarterly 6/20/31 3,150 33,659 57,738 (24,079)
$43,822 $20,158 $23,664
Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2026:
Swap
Counterparty
Floating
Rate
Index
Pay /
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71%
Semi-
Annual/
Annual 9/09/32 PLN 79,480 $ 151,226 $ – $ 151,226
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .40
Semi-
Annual/
Annual 3/18/36 HUF 223,833 90,416 – 90,416
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .64
Quarterly/
Quarterly 9/17/35 ZAR 23,300 87,996 – 87,996
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .64
Monthly/
Monthly 3/27/28 MXN 100,000 59,839 – 59,839
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .87
Semi-
Annual/
Semi-
Annual 6/17/31 INR 188,000 58,724 – 58,724
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .65
Semi-
Annual/
Annual 3/18/31 HUF 239,303 57,412 – 57,412
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .39
Semi-
Annual/
Annual 3/18/36 119,167 48,037 – 48,037
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71
Semi-
Annual/
Annual 9/09/32 PLN 19,870 37,806 – 37,806
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .60
Quarterly/
Quarterly 3/18/31 CNY 38,000 36,142 – 36,142
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 PLN 18,518 26,629 – 26,629

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .63%
Quarterly/
Quarterly 3/18/31 CNY 22,400 $ 25,986 $ – $ 25,986
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .28
Semi-
Annual/
Semi-
Annual 3/18/31 INR 465,000 38,282 – 38,282
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .56
Monthly/
Monthly 6/14/28 MXN 52,300 26,220 – 26,220
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .27
Monthly/
Monthly 5/02/28 114,020 27,464 – 27,464
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 24,600 21,595 – 21,595
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .64
Quarterly/
Quarterly 6/17/31 10,000 12,974 – 12,974
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .81
Quarterly/
Quarterly 12/17/35 ZAR 43,000 12,797 – 12,797
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .57
Quarterly/
Quarterly 6/17/31 CNY 15,000 11,575 – 11,575
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .05
Quarterly/
Quarterly 6/17/31 KRW 1,905,000 11,106 – 11,106
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .24
Semi-
Annual/
Annual 6/17/31 PLN 2,635 8,876 – 8,876
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .50
Quarterly/
Quarterly 6/17/31 CNY 27,060 7,519 – 7,519
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .03
Quarterly/
Quarterly 6/17/31 KRW 1,457,000 7,327 – 7,327
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 PLN 4,630 6,658 – 6,658
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .05
Quarterly/
Quarterly 6/17/31 KRW 1,167,000 6,803 – 6,803
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/15/27 MXN 19,000 6,696 – 6,696
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .12
Monthly/
Monthly 1/12/28 35,000 6,205 – 6,205
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .27
Monthly/
Monthly 12/09/27 16,000 4,824 – 4,824
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/09/27 14,600 4,753 – 4,753
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 5,000 4,485 – 4,485
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .03
Quarterly/
Quarterly 6/17/31 KRW 892,000 4,486 – 4,486
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 1/13/28 MXN 35,000 4,979 – 4,979
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 4,000 3,550 – 3,550
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .99
Quarterly/
Quarterly 6/17/31 KRW 955,000 3,741 – 3,741
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .18
Semi-
Annual/
Annual 6/17/31 PLN 1,287 3,361 – 3,361

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .25%
Semi-
Annual/
Annual 6/17/31 PLN 889 $ 3,066 $ – $ 3,066
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 3/10/28 MXN 46,000 4,102 – 4,102
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 6 .93
Monthly/
Monthly 12/15/27 94,400 4,024 – 4,024
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .99
Quarterly/
Quarterly 6/17/31 KRW 585,000 2,292 – 2,292
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .17
Semi-
Annual/
Annual 6/17/31 PLN 789 1,966 – 1,966
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .04
Monthly/
Monthly 1/14/28 MXN 5,000 513 – 513
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 8 .09
Monthly/
Monthly 1/16/36 22,000 454 – 454
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .58
Quarterly/
Quarterly 6/18/31 MYR 5,000 (1,507) – (1,507)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .64
Quarterly/
Quarterly 6/18/31 1,790 (1,590) – (1,590)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .61
Quarterly/
Quarterly 6/18/31 3,500 (2,022) – (2,022)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 2,830 (2,257) – (2,257)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 2,800 (2,391) – (2,391)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .59
Quarterly/
Quarterly 6/18/31 6,000 (2,451) – (2,451)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .64
Quarterly/
Quarterly 6/18/31 2,625 (2,464) – (2,464)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .62
Quarterly/
Quarterly 6/18/31 3,860 (2,622) – (2,622)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 3,410 (2,662) – (2,662)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 3,280 (2,801) – (2,801)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .65
Quarterly/
Quarterly 6/18/31 2,800 (2,880) – (2,880)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .59
Quarterly/
Quarterly 6/18/31 10,000 (3,239) – (3,239)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .59
Quarterly/
Quarterly 6/18/31 8,953 (3,455) – (3,455)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .61
Quarterly/
Quarterly 6/18/31 6,000 (3,433) – (3,433)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 4,230 (3,446) – (3,446)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .82
Quarterly/
Quarterly 6/17/31 KRW 2,418,600 (2,897) – (2,897)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .58
Quarterly/
Quarterly 6/18/31 MYR 12,000 (3,616) – (3,616)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .61
Quarterly/
Quarterly 6/18/31 6,042 (3,728) – (3,728)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .83
Quarterly/
Quarterly 6/17/31 KRW 3,500,000 (2,946) – (2,946)

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .64%
Quarterly/
Quarterly 6/18/31 MYR 3,970 $ (3,928) $ – $ (3,928)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .63
Quarterly/
Quarterly 6/18/31 5,110 (4,249) – (4,249)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 441,400 (4,764) – (4,764)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .60
Quarterly/
Quarterly 6/18/31 MYR 10,000 (5,269) – (5,269)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 KRW 441,000 (5,098) – (5,098)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .95
Annual/
Semi-
Annual 6/17/36 PLN 359 (5,358) – (5,358)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .61
Quarterly/
Quarterly 6/18/31 MYR 11,000 (6,044) – (6,044)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 PLN 4,630 (6,164) – (6,164)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 721,600 (7,729) – (7,729)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .41
Quarterly/
Quarterly 3/18/31 882,000 (11,089) – (11,089)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 960,000 (11,165) – (11,165)
Bank of America
Merrill Lynch 3 Month KLIBOR Receive 3 .61
Quarterly/
Quarterly 6/18/31 MYR 18,000 (11,819) – (11,819)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 KRW 1,059,000 (12,017) – (12,017)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 1,059,000 (12,451) – (12,451)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 1,156,400 (12,481) – (12,481)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 1,156,000 (13,363) – (13,363)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .84
Quarterly/
Quarterly 6/17/31 16,784,000 (11,143) – (11,143)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .91
Annual/
Semi-
Annual 6/17/36 PLN 1,271 (17,916) – (17,916)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 5 .69
Semi-
Annual/
Semi-
Annual 9/17/30 INR 120,000 (18,519) – (18,519)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 1,890,600 (20,250) – (20,250)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .87
Monthly/
Monthly 1/31/36 MXN 26,000 (20,617) – (20,617)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 PLN 18,518 (24,653) – (24,653)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .41
Quarterly/
Quarterly 3/18/31 KRW 2,313,000 (29,081) – (29,081)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 2,516,000 (29,261) – (29,261)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 2,775,000 (31,489) – (31,489)

Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 1 Day TIIEOIS Receive 8 .29%
Monthly/
Monthly 4/22/36 MXN 46,616 $ (36,524) $ – $ (36,524)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 KRW 2,775,000 (32,626) – (32,626)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61
Annual/
Quarterly 9/09/32 PLN 19,870 (36,156) – (36,156)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .70
Annual/
Semi-
Annual 6/17/31 5,600 (49,232) – (49,232)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .82
Annual/
Semi-
Annual 6/17/36 4,730 (57,822) – (57,822)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 5 .03
Annual/
Semi-
Annual 6/17/36 3,570 (59,768) – (59,768)
Bank of America
Merrill Lynch
3 Month
Australian BBR Pay 3 .77
Quarterly/
Semi-
Annual 12/17/35 NZD 8,000 (70,216) – (70,216)
Bank of America
Merrill Lynch 1 Day TIIEOIS Receive 8 .39
Monthly/
Monthly 6/04/36 MXN 68,524 (76,603) – (76,603)
Bank of America
Merrill Lynch 1 Day TIIEOIS Receive 8 .41
Monthly/
Monthly 6/04/36 71,160 (84,479) – (84,479)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .69
Monthly/
Monthly 2/18/36 55,000 (85,849) – (85,849)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 6,556,000 (88,667) – (88,667)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .28
Quarterly/
Quarterly 3/18/36 ZAR 50,000 (98,694) – (98,694)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .71
Monthly/
Monthly 11/26/35 MXN 90,000 (126,171) – (126,171)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61
Annual/
Quarterly 9/09/32 PLN 79,480 (144,625) – (144,625)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 11,072,000 (149,744) – (149,744)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .30
Quarterly/
Quarterly 3/18/31 10,000,000 (156,511) – (156,511)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .13
Quarterly/
Quarterly 3/18/36 ZAR 65,000 (170,558) – (170,558)
$(969,663) $– $(969,663)
BBR Bank Bill Rate
BUBOR Budapest Interbank Offered Rate.
JIBAR Johannesburg Interbank Agreed Rate.
KSDA           Korea Securities Dealers Association
MIBOR Mumbai Interbank Offered Rate.
TIIE Interbank Equilibrium Interest Rate.
WIBOR Warsaw Interbank Offered Rate.
BRL Brazilian Real
CNY Chinese yuan
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
TWD Taiwan Dollar
ZAR South African Rand

Portfolio Composition
Classification
Percentage of Total
Investments
Corporate Bonds 27 .2%
Collateralized Mortgage Obligations — Agency
Collateral Series 25 .6
Commercial Mortgage-Backed Securities 24 .1
Sovereign 14 .5
Other* 8 .6
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 89,471,974 and net unrealized depreciation of $ 1,255,821 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 1,674,752 . Also does not include open swap agreements with net unrealized depreciation of $ 2,747,985 .

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (87.3%)
Corporate Bonds ( 0 .2% )
Health Care Providers & Services (0.2%)
Ascension Health
4.92%, 11/15/35 $ 510,000 $ 503,987
Municipal Bonds ( 86 .5% )
Certificate of Participation/Lease ( 0 .8% )
Adams County School District No. 1,
Series 2025
5.00%, 12/1/38 1,000,000 1,107,927
City of Golden,
Series 2025
5.00%, 12/1/37 525,000 591,598
County of Larimer,
Series 2025 A
5.00%, 12/1/39 500,000 562,081
2,261,606
–
Education ( 11 .3% )
Arizona Industrial Development Authority,
Equitable School Revolving Fund LLC Obligated Group
Series 2026 A
5.00%, 11/1/37 2,530,000 2,806,930
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 235,000 231,129
Board of Governors of Colorado State,
University System
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 510,124
Series 2025 C
5.00%, 3/1/37 625,000 709,979
Build NYC Resource Corp.,
Nightingale-Bamford School
Series 2025
5.00%, 7/1/40 1,000,000 1,101,666
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 830,000 804,368
Colorado Educational & Cultural Facilities Authority,
Kent Denver School
Series 2025
4.00%, 6/1/35 1,000,000 1,035,454
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 250,000
Series P
5.00%, 7/1/44 2,000,000 2,190,041
Yale University
Series V
5.00%, 7/1/36 100,000 117,288
Series 2025 B-2
5.00%, 7/1/64(a) 1,000,000 1,120,419
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-1 (AMT)
5.25%, 11/15/34 180,000 196,886
Face
Amount Value
Illinois Finance Authority,
Midwestern University Foundation
Series 2026 A (AMT)
5.00%, 7/1/33 $ 265,000 $ 286,743
Series 2026 A (AMT)
5.00%, 7/1/34 380,000 412,958
Series 2026 A (AMT)
5.00%, 7/1/35 815,000 886,979
Series 2026 A (AMT)
5.00%, 7/1/36 725,000 789,425
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/33 215,000 226,873
Kentucky Bond Development Corp.,
PRG Wildcats LLC
Series 2026 A
5.00%, 10/31/43 2,500,000 2,725,440
Massachusetts Development Finance Agency,
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 750,000 843,997
Trustees of Boston University
Series 2026 A-2
5.00%, 10/1/65(a) 305,000 345,625
Navajo County Unified School District No. 27,
Kayenta
Series 2025
5.50%, 7/1/35 395,000 450,726
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/31 1,000,000 1,079,662
Series 2026 A (AMT)
5.00%, 12/1/35 600,000 659,185
New Jersey Institute of Technology,
Series 2025 A
5.00%, 7/1/38 200,000 229,192
Private Colleges & Universities Authority,
Emory University
Series 2025 A
5.25%, 9/1/39 410,000 472,509
Public Finance Authority,
Triad Math & Science Academy Co.
Series 2026
5.00%, 6/15/36(b) 1,500,000 1,534,246
Rhode Island Health and Educational Building Corp.,
Town of East Greenwich
Series 2025 B
5.00%, 5/15/35 570,000 651,946
Town of North Providence
Series 2025 C
5.00%, 5/15/41 1,000,000 1,099,115
Rogers County Educational Facilities Authority,
Independent School District No. 4 Oologah-Talala
Series 2026
5.00%, 9/1/32 485,000 519,008
Troy Capital Resource Corp.,
Rensselaer Polytechnic Institute
Series 2026
5.00%, 9/1/41 750,000 817,978

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Education (11.3%) (cont’d)
University of California,
College of the Law
Series 2026
4.52%, 8/1/31 $ 210,000 $ 209,279
University of Connecticut,
Series 2026
3.83%, 3/23/27 1,500,000 1,494,834
University of Kentucky,
Series 2026 B
4.00%, 4/1/45 1,230,000 1,206,446
University of North Carolina at Chapel Hill,
Series 2012 B
3.48%, 12/1/41(a) 500,000 503,264
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 270,860
28,790,574
–
General Obligation ( 19 .2% )
Cabrillo Unified School District,
Series 2026 B
5.00%, 8/1/45 1,250,000 1,398,606
Charlton County School District,
Series 2025
6.00%, 4/1/41 150,000 178,429
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 499,984
Series 2025 B
5.50%, 12/1/34 1,000,000 1,079,475
City of Bellevue,
Series 2026
5.00%, 12/1/42 435,000 489,071
City of Bristol,
Series 2021 B
3.00%, 6/1/35 10,000 9,684
City of Chicago,
Series 2024 B
5.00%, 1/1/33 50,000 52,333
Series 2021 A
5.00%, 1/1/34 20,000 20,614
Series 2024 B
5.00%, 1/1/35 10,000 10,481
Series 2019 A
5.50%, 1/1/49 150,000 150,836
City of Detroit,
Series 2020
5.50%, 4/1/40 250,000 264,131
City of New York,
Series 2026 F-1
5.00%, 8/1/33 1,000,000 1,127,640
Series 2024 D
5.00%, 4/1/39 630,000 693,220
Series 2026 H-1
5.65%, 2/1/46 2,255,000 2,265,655
City of Philadelphia,
Series 2025 C
5.00%, 8/1/34 1,000,000 1,139,353
Face
Amount Value
City of Richmond,
Series 2026 A
4.00%, 1/15/47 $ 780,000 $ 779,979
City of Sterling,
Series 2026
5.00%, 11/1/37 750,000 838,398
Clackamas & Washington Counties School District No. 3,
Series 2026 B
5.00%, 6/15/44 1,250,000 1,390,223
Series 2026 B
5.00%, 6/15/46 1,250,000 1,364,557
Clackamas County School District No. 12,
North Clackamas
Series A
0.00%, 6/15/38(c) 715,000 421,905
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 450,000 443,283
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 503,196
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 1,996,000 2,033,621
County of King,
Series 2021 C
2.16%, 12/1/32 1,000,000 876,177
County of Williamson,
Series 2019
3.00%, 4/1/36 2,110,000 2,033,785
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 277,066
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 279,454
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 543,363
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 795,000 846,142
Dodge County School District No. 594,
Series 2026
4.00%, 12/15/35 765,000 783,750
Forney Independent School District,
Series 2025
5.25%, 8/15/41 1,055,000 1,189,361
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 643,938
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 475,000 434,637
Lake County Consolidated High School District No. 120,
Mundelein
Series 2026
5.00%, 12/1/39 2,000,000 2,224,508

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
General Obligation (19.2%) (cont’d)
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 $ 750,000 $ 847,926
Maricopa County Elementary School District No. 6,
Washington
Series 2025 B
5.00%, 7/1/38 500,000 554,636
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 200,000 195,810
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 750,000 759,864
Ogle & Stephenson Counties Community Unit School District No. 221,
Forrestville Valley
Series 2026 B
5.00%, 2/1/40 220,000 240,080
Series 2026 B
5.00%, 2/1/42 370,000 399,884
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 425,000 482,959
Oxnard School District,
Series 2026
0.00%, 2/1/31(c) 590,000 511,620
Portage Public Schools,
Series 2026
4.50%, 11/1/48 1,925,000 1,936,263
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(a) 1,000,000 1,022,629
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 260,000 260,057
San Diego Unified School District,
Series ZR-7
5.00%, 7/1/45 950,000 1,125,465
Sangamon County School District No. 186,
Springfield
Series 2026 B
5.00%, 2/1/44 2,150,000 2,311,851
Sarpy County School District No. 46,
Series 2026
5.00%, 12/15/45 535,000 554,495
State of Illinois,
Series 2020
5.50%, 5/1/39 315,000 334,673
State of Maryland,
Series 2017 A
3.00%, 8/1/31 250,000 250,032
State of Texas,
Series 2025 F
4.20%, 8/1/32 340,000 338,103
Series 2025 F
4.39%, 8/1/33 750,000 749,964
Series 2025
5.00%, 10/1/36 1,000,000 1,149,017
Face
Amount Value
Tri-State Fire Protection District,
Series 2026 A
5.00%, 1/1/42 $ 2,000,000 $ 2,172,448
Series 2026
5.00%, 1/1/45 1,600,000 1,704,027
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 389,524
Village of Westchester,
Series 2025
5.00%, 12/15/38 655,000 721,898
Whitehall District Schools,
Series 2026
5.00%, 5/1/42 520,000 571,038
Series 2026
5.00%, 5/1/43 500,000 547,243
Series 2026
5.00%, 5/1/44 895,000 970,958
48,389,319
–
Hospital ( 9 .0% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.37%, 11/15/47(a) 500,000 497,252
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(b) 1,000,000 1,081,996
City of Minneapolis,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 800,000 857,686
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 523,130
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/35 500,000 558,563
Series 2019 B-2
5.00%, 8/1/49(a) 500,000 500,563
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 266,080
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 500,652
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,110,334
Illinois Finance Authority,
Advocate Health & Hospitals Corp.
Series 2026 B
5.00%, 8/1/31 1,625,000 1,775,659
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 505,197

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Hospital (9.0%) (cont’d)
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-4
5.00%, 10/1/57(a) $ 1,000,000 $ 1,119,241
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 540,000 512,919
Maricopa County Industrial Development Authority,
Banner Health Obligated Group
Series 2026 A
5.00%, 1/1/32 2,000,000 2,198,962
Massachusetts Development Finance Agency,
Dana-Farber Cancer Institute Obligated Group
Series 2026 Q
5.00%, 12/1/37 2,000,000 2,255,952
Michigan State Hospital Finance Authority,
Corewell Health Obligated Group
Series 2025 B-1
5.00%, 8/15/55(a) 750,000 823,073
New Jersey Health Care Facilities Financing Authority,
RWJ Barnabas Health Obligated Group
Series 2026 A
5.25%, 7/1/38 2,500,000 2,961,635
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 543,624
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 200,000 217,999
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 725,000 791,206
Public Finance Authority,
Inperium Project
Series 2026
6.00%, 12/1/45(b) 500,000 532,524
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 536,530
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 269,895
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(a) 1,000,000 1,090,451
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 277,181
Face
Amount Value
Wisconsin Health & Educational Facilities Authority,
Hospital Sisters Services Obligated Group
Series 2025 A
5.00%, 8/15/37 $ 1,000,000 $ 1,106,180
23,414,484
–
Housing ( 1 .1% )
Kentucky Bond Development Corp.,
Collegiate Housing Foundation - Bowling Green LLC
Series 2026 A
5.00%, 7/1/39 910,000 1,005,210
Series 2026 A
5.00%, 7/1/40 825,000 907,899
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 600,000 676,169
Series 2025 A
5.00%, 6/15/39 350,000 385,150
2,974,428
–
Other Revenue ( 29 .1% )
Alaska Municipal Bond Bank Authority,
Series 2025-3
5.00%, 10/1/37 150,000 169,096
Arizona Industrial Development Authority,
The Reinvestment Fund, Inc. Project
Series 2025
5.26%, 10/1/33 940,000 947,162
Black Belt Energy Gas District,
Gas Project
Series 2026 I
5.00%, 10/1/33 1,000,000 1,066,912
Series 2026 A
5.00%, 12/1/34 1,500,000 1,588,735
Series 2026 J
5.00%, 11/1/36 1,410,000 1,484,408
Series 2026 C
5.25%, 6/1/36 1,465,000 1,580,037
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 505,277
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-3
5.25%, 12/15/31(b) 3,000,000 3,001,999
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(a) 835,000 859,745
Series 2024 C
5.00%, 8/1/55(a) 325,000 339,631
Series 2023 F
5.50%, 10/1/54(a) 485,000 529,588
California Infrastructure & Economic Development Bank,
Los Angeles County Museum of Natural History Foundation
Series 2026
5.50%, 7/1/56(d) 770,000 847,167

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Other Revenue (29.1%) (cont’d)
California Municipal Finance Authority,
HumanGood California Obligated Group
Series 2025 A
5.00%, 10/1/43 $ 1,000,000 $ 1,043,235
Republic Services, Inc.
Series 2021 A (AMT)
2.95%, 7/1/41(a) 1,000,000 999,209
California Statewide Communities Development Authority,
Foothill Oak Park Apartments LLC
Series 2025 H-1
4.25%, 9/1/67(a) 1,000,000 1,019,669
City of Mesa,
Utility System
Series 2014
4.00%, 7/1/37 215,000 215,042
Series 2026 A
4.00%, 7/1/46 2,000,000 1,951,156
City of Phoenix Civic Improvement Corp.,
Airport
Series 2019 B (AMT)
5.00%, 7/1/33 1,355,000 1,420,653
City of Poplar Bluff,
Eight Points Redevelopment Area
Series 2026 A
4.50%, 11/1/35 1,335,000 1,341,729
City of Raleigh,
Series 2025
5.00%, 10/1/39 335,000 379,398
City of San Antonio,
Electric & Gas Systems
Series 2026 A
3.15%, 2/1/55(a) 1,250,000 1,247,032
City of Whiting,
BP Products North America, Inc.
Series 2008
4.20%, 6/1/44(a) 1,000,000 1,036,290
BP Products North America, Inc. Project
Series 2019 A (AMT)
4.00%, 12/1/44(a) 390,000 397,671
County of Pitkin,
Solid Waste Center Enterprise
Series 2026
5.50%, 12/1/44 200,000 231,516
Development Authority for Fulton County,
Robert W Woodruff Arts Center, Inc.
Series 2026
5.00%, 3/15/39 1,000,000 1,112,380
District of Columbia,
Housing Finance Agency, Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 512,134
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 A
5.00%, 6/1/39 1,300,000 1,381,489
Face
Amount Value
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 $ 500,000 $ 540,961
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 370,000 371,875
EP Forty649 PFC,
Series 2026
4.00%, 1/1/37 1,500,000 1,470,327
Florida Development Finance Corp.,
Waste Pro USA, Inc. Project
Series 2026 (AMT)
4.35%, 4/1/37(a)(d) 2,000,000 2,015,544
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 750,000 797,109
Greater Clark Building Corp.,
Series 2026 A
5.00%, 7/15/43 1,300,000 1,395,230
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 750,000 862,422
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 522,242
IPS Multi-School Building Corp.,
Indianapolis Board of School Commissioners
Series 2025
5.00%, 7/15/39 765,000 852,672
Lansing Board of Water & Light,
Series 2026 A
5.00%, 7/1/51(a) 355,000 390,470
Las Varas Public Facility Corp.,
Central at Commerce LP
Series 2026 A
3.35%, 11/1/44(a) 1,250,000 1,244,368
Lawton Industrial Development Authority,
City of Lawton
Series 2026 A
5.00%, 7/1/38 150,000 164,849
Main Street Energy, Inc.,
Series 2026 A
5.00%, 10/1/33 1,715,000 1,827,450
Series 2025 D
5.00%, 12/1/33 700,000 740,577
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 521,830
Series 2023 B
5.00%, 7/1/53(a) 500,000 527,810
Series 2025 A
5.00%, 6/1/55(a) 500,000 540,493
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 330,546

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Other Revenue (29.1%) (cont’d)
Series 2024 D
3.40%, 6/1/30 $ 45,000 $ 45,390
Mission Economic Development Corp.,
Graphic Packaging International LLC
Series 2026 (AMT)
5.00%, 12/1/64(a) 1,200,000 1,245,052
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(a) 725,000 735,793
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 511,535
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 536,871
New York City Housing Development Corp.,
Series 2026 B
3.10%, 11/1/45(a) 1,175,000 1,169,838
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 379,540
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 555,438
Series 2026 I
5.00%, 11/1/42 2,500,000 2,789,401
New York Convention Center Development Corp.,
Hotel Unit Fee
Series 2026 A
5.00%, 11/15/43 850,000 946,514
New York City Hotel Unit Fee Revenue
Series 2026 A
5.00%, 11/15/45 500,000 548,837
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(a) 720,000 744,418
New York State Energy Research & Development Authority,
Series 2026 A
6.23%, 4/1/41 1,165,000 1,170,645
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 360,000 364,555
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 755,723
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 267,234
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/35 595,000 621,427
Face
Amount Value
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/36 $ 100,000 $ 109,469
Pennsylvania Economic Development Financing Authority,
Republic Services, Inc.
Series 2010 B
2.55%, 12/1/30(a)(d) 3,000,000 3,000,048
Prairie Point Community Authority Board Special Improvement District No.
1,
Series 2026
5.00%, 12/1/35 680,000 693,508
Public Finance Authority,
Series 2026-1
3.58%, 12/1/68(a)(b) 1,250,000 1,251,887
Puerto Rico Sales Tax Financing Corp.,
Series A-2
4.33%, 7/1/40 2,000,000 2,000,958
Snohomish County Housing Authority,
HASCO Allegro Lynnwood LLC
Series 2026
3.75%, 4/1/36 2,250,000 2,185,666
South Carolina Jobs-Economic Development Authority,
SFRI Reserve at Wescott Apartments LLC
Series 2025
5.00%, 12/1/35 520,000 549,429
Sixteenth Floor Obligated Group
Series 2025
4.00%, 12/1/35 335,000 334,857
Series 2026 A
4.25%, 12/1/36 590,000 598,616
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/44 500,000 541,228
Tennessee Energy Acquisition Corp.,
Series 2025 A
5.00%, 12/1/35 830,000 878,398
Texas Municipal Gas Acquisition & Supply Corp. V,
Series 2026
5.00%, 4/1/36 685,000 725,171
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 517,337
Trust for Cultural Resources of The City of New York (The),
Lincoln Center for the Performing Arts, Inc.
Series 2026 A
5.00%, 12/1/32 450,000 504,326
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 575,000 570,101
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 215,000 216,830
Virginia Resources Authority,
Series 2025 B
4.13%, 11/1/40 155,000 161,993

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Other Revenue (29.1%) (cont’d)
Washington State Housing Finance Commission,
Horizon House Obligated Group
Series 2025 B-1
5.00%, 1/1/35 $ 1,000,000 $ 1,008,449
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 775,000 800,041
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 635,000 642,428
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 395,000 396,192
73,400,278
–
Transportation ( 8 .1% )
California Municipal Finance Authority,
PRG - Potrero Properties LLC
Series 2026 A
5.00%, 9/1/46 1,100,000 1,188,191
Chicago O'Hare International Airport,
Series 2018 A (AMT)
5.00%, 1/1/38 1,000,000 1,031,497
City of Atlanta,
Department of Aviation
Series 2025 B-1 (AMT)
5.00%, 7/1/40 1,000,000 1,078,985
City of Houston,
Airport System
Series 2025 A (AMT)
5.25%, 7/1/39 1,000,000 1,112,354
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/36 535,000 580,885
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/33 1,000,000 1,074,996
Series 2026 (AMT)
5.50%, 7/15/35 1,000,000 1,081,610
City of Los Angeles,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 500,000 562,805
City of Salt Lake City,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 563,399
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 725,000 817,121
E-470 Public Highway Authority,
Series 2026 B
3.12%, 9/1/39(a)(d) 625,000 624,562
Face
Amount Value
Metropolitan Washington Airports Authority,
Aviation
Series A (AMT)
5.00%, 10/1/31 $ 500,000 $ 502,148
New York Transportation Development Corp.,
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 542,082
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 450,000 466,173
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 266,757
Series 2025 (AMT)
6.00%, 6/30/42 250,000 281,295
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 271,046
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 850,668
Port Authority of New York & New Jersey,
Series 217 (AMT)
5.00%, 9/15/32 1,000,000 1,029,953
Series 202 (AMT)
5.00%, 10/15/35 750,000 760,146
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 843,421
Series 2026 B
5.25%, 5/1/46 2,665,000 2,993,154
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 775,112
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 357,531
State of Connecticut,
Special Tax
Series 2025 A
5.00%, 7/1/38 140,000 159,804
Series 2021 A
5.00%, 5/1/41 500,000 534,226
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 263,681
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40(c) 400,000 208,163
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 351,279
21,173,044
–

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (86.5%) (cont’d)
Utility ( 5 .6% )
Delaware State Economic Development Authority,
NRG Energy, Inc.
Series 2020 A
4.00%, 10/1/45(a) $ 1,500,000 $ 1,518,202
Development Authority of Burke County (The),
Georgia Power Co.
Series 1996-1
2.80%, 10/1/32 1,000,000 989,122
Series 1994-4
3.00%, 10/1/32(a) 400,000 401,372
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 760,129
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 507,935
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 825,000 880,167
Intermountain Power Agency,
Intermountain Power Agency
Series 2025
5.00%, 7/1/38 550,000 599,060
Los Angeles Department of Water & Power,
Power System
Series 2025 A
5.00%, 7/1/35 100,000 113,140
Louisville/Jefferson County Metropolitan Government,
Louisville Gas and Electric Co.
Series 2026
1.75%, 2/1/35 750,000 750,560
Muscatine Power and Water,
Electric
Series 2026 A
5.00%, 12/1/40 1,000,000 1,099,686
Series 2026 A
5.00%, 12/1/41 500,000 547,348
Nebraska Public Power District,
Series 2026 A
5.00%, 1/1/48 2,000,000 2,137,264
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 250,000
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 249,349
Ohio Air Quality Development Authority,
American Electric Power Co., Inc.
Series 2026
3.50%, 8/1/34(a) 875,000 878,780
Omaha Public Power District,
Series 2026 A
5.00%, 2/1/48 3,000,000 3,207,759
14,889,873
–
Face
Amount Value
Water & Sewer ( 2 .3% )
Allegheny County Sanitary Authority,
Series 2025
5.00%, 12/1/37 $ 1,150,000 $ 1,297,686
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 255,708
City of Grants Pass,
Water
Series 2026
4.00%, 4/1/45 1,295,000 1,295,190
City of Seattle,
Water System
Series 2025
5.00%, 5/1/39 450,000 510,587
Jersey City Municipal Utilities Authority,
Water Fund
Series 2025 D
5.75%, 10/15/38 315,000 378,051
Series 2025 E
5.75%, 10/15/38 300,000 360,049
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2025 AA-1
5.00%, 6/15/51 385,000 404,768
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 85,000 84,740
Wellborn Special Utility District,
Series 2026
4.00%, 7/15/46 1,345,000 1,273,912
5,860,691
–
221,154,297
U.S. Government and Agency Security ( 0 .6% )
U.S. Treasury Note
3.88%, 7/15/28 1,500,000 1,491,504
–
Total Fixed Income Securities
(Cost $219,525,129)
223,149,788
–
Shares
Short-Term Investments ( 14 .0% )
Investment Company ( 2 .5% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.55%
(Cost $6,261,858)
6,261,231 6,261,858
Face
Amount
Municipal Bonds ( 11 .5% )
Hospital ( 0 .4% )
Philadelphia Authority for Industrial Development,
Children's Hospital of Philadelphia Obligated Group
Series 2024 B-2
2.85%, 7/1/54(a)(e) $ 1,000,000 1,000,000

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (11.5%) (cont’d)
Other Revenue ( 2 .4% )
City of Gainesville,
Utilities System
Series 2012 B
2.90%, 10/1/42(a)(e) $ 4,120,000 $ 4,120,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2011 G
3.00%, 11/1/35(a)(e) 2,150,000 2,150,000
6,270,000
–
Transportation ( 2 .0% )
State of Louisiana,
Gasoline & Fuels Tax
Series 2023 A-1
2.90%, 5/1/43(a)(e) 3,000,000 3,000,000
Triborough Bridge & Tunnel Authority,
MTA Bridges & Tunnels
Series 2005 B-4A
2.90%, 1/1/32(a)(e) 2,000,000 2,000,000
5,000,000
Utility ( 1 .4% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.10%, 7/1/49(a)(e) 2,525,000 2,525,000
Indiana Municipal Power Agency,
Series 2019 B
2.93%, 1/1/42(a)(e) 885,000 885,000
3,410,000
–
Water & Sewer ( 5 .3% )
County of King,
Sewer
Series 2025
2.85%, 1/1/65(a)(e) 3,000,000 3,000,000
District of Columbia Water & Sewer Authority,
Series 2025 C-1
2.90%, 10/1/60(a)(e) 2,100,000 2,100,000
Series 2025 C-2
2.90%, 10/1/60(a)(e) 1,900,000 1,900,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series AA-2
2.90%, 6/15/50(a)(e) 2,500,000 2,500,000
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
2.90%, 12/1/54(a)(e) 2,100,000 2,100,000
Face
Amount Value
San Antonio Water System,
Series 2025 D
2.90%, 5/1/55(a)(e) $ 2,000,000 $ 2,000,000
13,600,000
–
Total Municipal Bonds
(Cost $29,280,000)
29,280,000
Total Short-Term Investments
(Cost $35,541,858)
35,541,858
Total Investments ( 101 .3% )
( Cost $ 255,066,987 ) (f) 258,691,646
Liabilities in Excess of Other Assets (-1.3%)
(3,201,364)
Net Assets (100.0%) $255,490,282
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Zero coupon bond.
(d) When-issued security.
(e) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $255,066,987. The aggregate gross unrealized appreciation is
$3,982,891 and the aggregate gross unrealized depreciation is
$358,232, resulting in net unrealized appreciation of $3,624,659.
AMT Alternative Minimum Tax

At June 30, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
New York 11 .6%
Others, representing less than 10% individually 89 .7
Total Investments 101 .3%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 30 .8%
General Obligation 18 .7
Education 11 .1
Transportation 10 .1
Hospital 9 .4
Water & Sewer 7 .5
Utility 7 .1
Other* 5 .3
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (101.9%)
Asset-Backed Securities ( 24 .1% )
ABFC Trust,
2004-OPT2
CME Term SOFR 1 Month + 0.89%,
4.54%, 10/25/33(a) $ 174,700 $ 173,873
2004-OPT4
CME Term SOFR 1 Month + 1.01%,
4.66%, 2/25/34(a) 129,503 132,574
2005-WF1
CME Term SOFR 1 Month + 1.06%,
4.71%, 7/25/34(a) 47,231 47,930
ABFS Mortgage Loan Trust,
2003-2
0.00%, 4/25/34 3,324,696 400,000
ACE Securities Corp. Net Interest
Margin Trust,
2000-1
0.00%, 11/25/29(b) 1,467,404 870,000
ACM Auto Trust,
2024-2A
9.21%, 8/20/31(b) 5,385,710 5,405,156
2025-1A
7.87%, 11/20/31(b) 4,930,000 4,924,333
2025-2A
5.55%, 6/20/28(b) 3,657,835 3,641,185
2025-2A
7.25%, 2/20/32(b) 7,500,000 7,459,342
2025-3A
6.08%, 7/20/32(b) 3,372,000 3,337,873
2025-4A
5.87%, 5/20/30(b) 2,445,562 2,430,957
2025-4A
8.42%, 8/20/32(b) 7,000,000 6,995,806
Amortizing Residential Collateral
Trust,
2001-BC6W
CME Term SOFR 1 Month + 0.75%,
4.91%, 10/25/31(a) 304,788 303,023
2002-BC7
CME Term SOFR 1 Month + 0.87%,
4.52%, 10/25/32(a) 769,354 735,984
Bayview Financial Revolving Asset
Trust,
2004-B
CME Term SOFR 1 Month + 1.11%,
4.77%, 5/28/39(a)(b) 6,840,148 5,469,920
2005-E
CME Term SOFR 1 Month + 1.11%,
4.77%, 12/28/40(a)(b) 1,024,681 1,137,801
2005-E
CME Term SOFR 1 Month + 3.61%,
7.27%, 12/28/40(a)(b) 279,458 1,332,136
Bear Stearns Asset-Backed
Securities Trust,
2005-SD1
CME Term SOFR 1 Month + 3.79%,
7.44%, 8/25/43(a) 527,240 669,241
Face
Amount Value
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(b)(c) $ 1,621,231 $ 1,591,630
Cendant Mortgage Corp.,
2003-A
6.00%, 7/25/43(a)(b) 59,375 59,423
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(b) 2,000,000 1,999,926
CoreVest American Finance Trust,
2020-3
2.67%, 8/15/53(a)(b) 62,310,773 3,595,357
2021-2
3.04%, 7/15/54(a)(b) 1,361,406 23,253
Countrywide Asset-Backed
Certificates,
2004-SD2
CME Term SOFR 1 Month + 2.29%,
5.94%, 3/25/33(a)(b) 324,722 342,590
CWHEQ Revolving Home Equity
Loan Trust,
2005-F
CME Term SOFR 1 Month + 0.35%,
3.98%, 12/15/35(a) 3,939,650 3,855,959
DataBank Issuer,
2026-1A
5.81%, 2/25/56(b) 4,000,000 4,001,428
Delta Funding Home Equity Loan
Trust,
1999-3
CME Term SOFR 1 Month + 0.93%,
4.56%, 9/15/29(a) 441,476 427,919
DP Facilities Data Center
Subordinated Pass Through Trust,
0.00%, 11/10/28(a)(b) 350,000 101,500
ECAF I Ltd.,
2015-1A
3.47%, 6/15/40(b) 11,483 10,410
2015-1A
4.95%, 6/15/40(b) 196,861 184,903
EquiFirst Mortgage Loan Trust,
2004-2
CME Term SOFR 1 Month + 3.11%,
6.76%, 10/25/34(a) 172,214 171,224
European Residential Loan
Securitisation DAC,
2019-NPL1
EURIBOR 1 Month + 3.25%,
5.00%, 7/24/54(a) EUR 690,416 793,816
2019-NPL1
EURIBOR 1 Month + 7.25%,
9.53%, 7/24/54(a) 1,570,455 1,918,300
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(b) $ 105,355 104,338

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (24.1%) (cont’d)
Financial Asset Securities Corp.
AAA Trust,
2005-1A
CME Term SOFR 1 Month + 0.52%,
4.18%, 2/27/35(a)(b) $ 121,548 $ 117,825
FMC GMSR Issuer Trust,
2021-GT1
3.62%, 7/25/26(a)(b) 1,200,000 1,155,428
2021-GT1
4.36%, 7/25/26(a)(b) 1,000,000 970,146
2022-GT1
6.19%, 4/25/27(b) 3,524,925 3,522,978
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(b) 4,100,000 4,059,632
FortiFi,
2023-1A
6.23%, 9/20/59(b) 713,822 704,392
GITSIT Mortgage Loan Trust,
2025-NPL1
6.28%, 2/25/55(b)(c) 540,584 541,220
GSAMP Trust,
2004-FM2
CME Term SOFR 1 Month + 0.86%,
4.51%, 1/25/34(a) 25,523 26,234
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
6.95%, 10/25/50(a)(b) 1,152,690 1,181,295
2024-1
SOFR30A + 2.25%,
5.95%, 12/25/51(a)(b) 1,753,822 1,768,118
2025-1
SOFR30A + 1.80%,
5.50%, 1/25/52(a)(b) 2,775,414 2,798,233
JOL Air Ltd.,
2019-1
3.97%, 4/15/44(b) 304,344 306,325
KGS-Alpha SBA COOF Trust,
2012-2
0.78%, 8/25/38(a)(b) 202,025 2,134
Lafayette Federal Credit Union
Asset Trust,
2026-HI1A
5.38%, 1/25/46(b) 4,263,331 4,233,062
Lehman ABS Manufactured
Housing Contract Trust,
2001-B
6.63%, 4/15/40(a) 20,336 20,428
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.48%, 5/16/30(a)(b) 5,000,000 4,985,221
LSF11 Boson Investments Sarl
Compartment 2,
2021-NPLA
EURIBOR 3 Month + 2.00%,
4.20%, 11/25/60(a)(b) EUR 703,471 806,311
Face
Amount Value
2021-NPLX
EURIBOR 3 Month + 2.00%,
4.20%, 11/25/60(a) EUR 516,472 $ 591,975
MASTR Asset Securitization Trust,
2002-NC1
CME Term SOFR 1 Month + 3.26%,
6.91%, 10/25/32(a) $ 1,379,824 1,305,363
Merrill Lynch Mortgage Investors
Trust,
2004-FM1
CME Term SOFR 1 Month + 2.81%,
6.46%, 1/25/35(a) 47,293 46,300
2004-FM1
CME Term SOFR 1 Month + 3.04%,
6.69%, 1/25/35(a) 309,935 277,711
METAL LLC,
2017-1
4.58%, 10/15/42(b) 220,008 156,349
NALP Business Loan Trust,
2024-1
6.49%, 12/27/49(b) 1,250,210 1,249,609
2026-1
5.72%, 6/26/51(b) 1,701,119 1,683,140
New Century Home Equity Loan
Trust,
2002-1
CME Term SOFR 1 Month + 2.21%,
5.86%, 3/25/32(a) 62,990 63,567
2003-5
CME Term SOFR 1 Month + 0.91%,
4.56%, 11/25/33(a) 179,348 119,098
Newtek Small Business Loan Trust,
2022-1
US Prime Rate - 0.70%,
6.05%, 10/25/49(a)(b) 1,132,495 1,138,662
2022-1
US Prime Rate + 0.25%,
7.00%, 10/25/49(a)(b) 1,262,335 1,269,714
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 486,074 490,180
NovaStar Mortgage Funding Trust,
2003-3
0.00%, 12/26/33 7,335,225 4,415,233
2003-4
0.00%, 2/25/34 3,750,000 2,199,977
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(b)(c) 3,077,885 3,078,577
Oakwood Mortgage Investors, Inc.,
1999-D
7.84%, 11/15/29(a) 28,582 28,866
2000-C
7.72%, 4/15/30 2,650 2,649
2001-C
7.40%, 6/15/31(a) 848,508 46,237
Option One Mortgage Loan Trust,
2001-B
0.00%, 8/25/31 7,002,380 6,400,000

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (24.1%) (cont’d)
Pagaya AI Debt Grantor Trust,
2026-4
6.25%, 1/16/34(b) $ 3,000,000 $ 3,011,914
2026-R2
5.69%, 2/15/34(b) 4,600,000 4,595,407
Pagaya AI Technology in Housing
Trust,
2023-1
3.60%, 10/25/40(b) 2,500,000 2,208,308
Palatino SPV,
1
EURIBOR 6 Month + 2.50%,
5.00%, 12/1/45(a) EUR 551,508 609,557
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.85%, 3/25/29(a)(b) $ 2,911,765 2,949,382
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.10%, 8/26/30(a)(b) 4,500,000 4,526,672
Prosil Acquisition SA,
1
EURIBOR 3 Month + 2.00%,
4.15%, 10/31/39(a) EUR 471,054 455,670
PRPM LLC,
2026-4
6.30%, 6/25/31(b)(c) $ 4,000,000 4,007,952
Quest Trust,
2002-X1
CME Term SOFR 1 Month + 3.86%,
7.51%, 5/25/33(a)(b) 228,240 261,932
RAAC Trust,
2005-RP1
0.00%, 7/25/37 9,497,818 8,606,154
2005-RP2
0.00%, 6/25/35(b) 11,225,257 10,142,469
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(b) 830,703 795,308
RCO VIII Mortgage LLC,
2025-3
6.43%, 5/25/30(b)(c) 4,899,766 4,907,659
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 48,457 48,465
2026-4
SOFR30A + 3.20%,
6.83%, 6/25/53(a)(b) 5,592,000 5,592,000
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.25%, 9/15/48(b) CAD 2,000,000 1,425,854
RMF Buyout Issuance Trust,
2021-HB1
3.15%, 11/25/31(a)(b) $ 500,000 490,567
Face
Amount Value
2021-HB1
3.69%, 11/25/31(a)(b) $ 2,000,000 $ 1,910,825
2021-HB1
4.70%, 11/25/31(a)(b) 5,250,000 4,969,102
2021-HB1
6.00%, 11/25/31(a)(b) 1,500,000 1,413,819
2021-HB1
6.00%, 11/25/31(a)(b) 2,696,618 2,384,979
2022-HB1
4.50%, 4/25/32(a)(b) 1,500,000 1,303,824
Saluda Grade Alternative Mortgage
Trust,
2026-NPL1
7.04%, 4/25/31(b)(c) 7,638,348 7,660,196
Saxon Asset Securities Trust,
2002-3
CME Term SOFR 1 Month + 1.24%,
4.89%, 12/25/32(a) 211,072 194,526
SLM Student Loan Trust,
2004-10X
EURIBOR 3 Month + 0.55%,
2.72%, 1/25/40(a) EUR 6,829,821 7,326,449
STAR Trust,
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.59%, 10/17/41(a)(b) $ 1,850,000 1,854,533
2025-SFR6
CME Term SOFR 1 Month + 2.40%,
6.04%, 8/17/42(a)(b) 1,850,000 1,860,385
Terwin Mortgage Trust TMTS,
2004-3HE
CME Term SOFR 1 Month + 0.94%,
4.59%, 3/25/35(a) 54,545 54,306
Towd Point Mortgage Trust,
2019-MH1
4.75%, 11/25/58(a)(b) 4,305,379 4,265,606
Tricolor Auto Securitization Trust,
2025-2A
8.35%, 4/15/31(b) 500,000 41,750
VelocitySBA Loan Trust,
2026-1
SOFR30A + 2.50%,
6.11%, 1/20/51(a)(b) 4,139,699 4,092,250
VINE Trust,
2023-SFR1
4.75%, 12/17/40(b) 1,849,000 1,776,648
212,155,767
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 28 .5% )
FHLMC
SOFR30A + 2.15%,
6.09%, 9/1/54(a) 1,429,823 1,455,352
FHLMC Gold Pool, 30 Year
3.50%, 1/1/44 91,159 85,537
4.00%, 12/1/41 - 10/1/44 200,045 192,716
4.50%, 3/1/41 - 9/1/41 198,912 197,250
5.00%, 12/1/40 - 5/1/41 38,564 38,807
5.50%, 7/1/37 4,621 4,723

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral
Series  (28.5%) (cont’d)
6.00%, 12/1/37 $ 7,181 $ 7,449
6.50%, 6/1/29 2,677 2,771
7.50%, 5/1/35 9,016 9,413
8.00%, 8/1/32 3,404 3,544
8.50%, 8/1/31 6,216 6,487
FHLMC Gold Pool, Other
2.00%, 4/1/51 - 10/1/51 1,191,422 937,481
2.50%, 5/1/50 - 11/1/52 5,800,108 4,745,074
3.00%, 4/1/50 - 12/1/51 8,836,316 7,707,319
3.50%, 6/1/42 - 8/1/49 330,536 306,491
4.00%, 7/1/49 - 11/1/52 1,623,025 1,510,391
4.50%, 1/1/49 - 10/1/52 1,442,333 1,373,801
6.00%, 6/1/55 2,082,009 2,112,544
FNMA, 30 Year
3.50%, 8/1/45 - 5/1/48 508,946 468,614
FNMA, Other
1.50%, 1/1/51 - 3/1/51 1,090,761 854,250
2.00%, 11/1/50 - 11/1/51 9,353,838 7,346,261
2.50%, 2/1/50 - 2/1/52 7,609,882 6,234,163
3.00%, 8/1/46 - 4/1/52 2,352,167 2,055,124
3.50%, 9/1/42 - 10/1/52 3,860,049 3,508,846
4.50%, 9/1/48 - 8/1/49 282,679 270,817
6.00%, 5/1/55 2,678,088 2,717,366
GNMA II, 30 Year
6.50%, 6/20/55 1,454,262 1,493,828
7.00%, 8/20/55 385,771 394,986
GNMA II, Other
2.50%, 3/20/50 - 5/20/50 417,197 351,043
3.00%, 9/20/49 - 8/20/50 905,371 795,551
3.07%, 3/20/71(a) 819,617 741,057
3.50%, 8/20/49 - 10/20/50 1,263,900 1,128,666
4.00%, 1/20/49 - 11/20/51 724,877 673,712
4.50%, 3/20/49 - 12/20/49 180,408 173,669
5.00%, 1/20/49 - 6/20/49 105,626 104,412
6.00%, 8/20/52 - 10/20/54 772,818 786,256
6.50%, 6/20/53 89,632 92,407
7.00%, 8/20/64 894,371 929,570
GNMA II, Single Family, 30 Year
2.50%, 4/20/51 1,687,836 1,440,563
3.50%, 5/20/43 - 5/20/45 270,477 250,993
4.00%, 7/15/44 - 7/15/56 5,458,079 5,070,616
4.50%, 4/20/49 - 8/20/54 1,085,220 1,047,019
5.00%, 5/20/41 - 7/15/56 6,604,274 6,524,387
5.50%, 8/20/54 - 12/20/54 5,076,796 5,149,652
6.00%, 8/20/54 483,163 498,488
6.50%, 10/20/52 - 6/20/55 4,289,981 4,369,758
7.00%, 5/20/53 - 9/20/55 1,118,134 1,135,513
7.50%, 10/20/53 - 10/20/55 1,432,302 1,484,885
8.00%, 7/20/54 851,725 874,833
UMBS Pool, 30 Year
4.50%, 4/1/53 3,071,321 2,970,291
5.50%, 11/1/54 - 9/1/55 54,090,394 54,404,942
UMBS, 30 Year
4.00%, 4/1/45 - 9/1/48 680,497 647,847
4.50%, 8/1/40 - 9/1/41 54,155 53,632
5.00%, 12/1/40 - 7/1/41 47,600 47,832
Face
Amount Value
5.50%, 8/1/37 - 8/1/55 $ 24,664,641 $ 24,805,584
6.00%, 7/1/53 - 10/1/55 11,512,494 11,785,229
6.50%, 2/1/28 - 11/1/33 99,554 103,038
7.00%, 10/1/30 - 6/1/32 6,492 6,855
7.50%, 8/1/37 11,550 12,042
8.00%, 4/1/33 11,279 11,732
8.50%, 10/1/32 12,167 12,667
UMBS, Single Family, 30 Year
2.00%, 7/25/56, TBA 5,000,000 3,991,797
2.50%, 7/25/56, TBA 8,000,000 6,685,313
3.00%, 7/25/56, TBA 10,000,000 8,724,219
4.00%, 7/25/56, TBA 5,000,000 4,672,851
4.50%, 7/25/56, TBA 10,000,000 9,587,109
5.00%, 7/25/56, TBA 15,000,000 14,740,430
5.50%, 7/25/56, TBA 27,600,000 27,695,953
250,623,818
Commercial Mortgage-Backed Securities ( 44 .8% )
2023-MIC Trust (The)
9.86%, 12/5/38(a)(b) 1,930,000 2,045,280
A&D Mortgage Trust
7.05%, 11/25/68(b)(c) 1,183,541 1,189,186
Adjustable Rate Mortgage Trust
4.53%, 4/25/35(a) 44,179 41,684
Alba plc
SONIA + 0.72%,
4.46%, 11/25/42(a) GBP 252,175 330,891
Alternative Loan Trust
5.11%, 3/25/35(a) $ 59,037 56,575
5.50%, 1/25/36 29,301 15,668
5.75%, 3/25/34 78,500 79,456
CME Term SOFR 1 Month + 39.33%,
17.44%, 5/25/37(a)(d) 70,081 66,622
ATLX Trust
3.85%, 4/25/63(b)(c) 1,700,000 1,628,971
4.41%, 4/25/64(a)(b) 1,500,000 1,459,687
4.41%, 4/25/64(a)(b) 1,500,000 1,456,632
BANK
3.02%, 12/15/53(a)(b) 2,903,000 2,360,287
Banna RMBS DAC
SONIA + 2.10%,
5.83%, 12/30/63(a) GBP 200,000 262,539
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 0.47%,
4.12%, 7/25/37(a)(b) $ 939,743 903,864
CME Term SOFR 1 Month + 0.56%,
4.21%, 10/25/36(a)(b) 255,386 248,580
CME Term SOFR 1 Month + 0.58%,
4.23%, 7/25/37(a)(b) 1,019,692 962,235
CME Term SOFR 1 Month + 0.65%,
4.30%, 10/25/36(a)(b) 289,521 280,096
CME Term SOFR 1 Month + 0.67%,
4.32%, 10/25/36(a)(b) 443,967 429,779
CME Term SOFR 1 Month + 0.77%,
4.42%, 11/25/35(a)(b) 438,992 434,313
CME Term SOFR 1 Month + 0.94%,
4.59%, 9/25/37(a)(b) 898,388 1,726,469
CME Term SOFR 1 Month + 1.76%,
5.41%, 11/25/35(a)(b) 462,836 576,020

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (44.8%) (cont’d)
Bear Stearns Asset-Backed
Securities I Trust
CME Term SOFR 1 Month + 25.26%,
13.48%, 3/25/36(a)(d) $ 404,630 $ 116,755
Boston Lending Trust
2.00%, 7/25/61(a)(b) 2,005,853 1,804,206
2.00%, 7/25/61(a)(b) 1,184,931 1,041,793
Brean Asset-Backed Securities Trust
4.00%, 9/25/63(b) 471,157 466,691
4.00%, 9/25/63(b) 3,068,183 2,900,860
4.00%, 9/25/63(b) 1,673,555 1,503,575
4.00%, 9/25/63(b) 6,136,367 5,199,617
4.00%, 9/25/63(b) 5,020,664 3,783,753
4.50%, 5/25/64(b) 1,373,505 1,349,974
CAFL Issuer LLC
6.77%, 3/25/36(b)(c) 4,615,800 4,603,421
Cascade Funding Mortgage Trust
3.00%, 3/25/35(a)(b) 5,000,000 4,765,152
4.00%, 10/25/54(a)(b) 1,500,000 1,370,025
4.00%, 10/25/54(a)(b) 7,486,977 4,888,518
CFMT LLC
3.00%, 6/25/34(a)(b) 4,500,000 4,341,907
3.00%, 6/25/34(a)(b) 4,000,000 3,785,957
4.00%, 8/25/34(a)(b) 1,750,000 1,702,757
4.00%, 5/25/55(a)(b) 7,567,174 6,086,378
4.00%, 5/25/55(a)(b) 2,609,370 1,942,783
6.41%, 11/25/29(b)(c) 6,866,398 6,880,733
Champs Trust
7.64%, 10/25/60(a)(b) 3,675,017 3,809,177
8.00%, 11/25/59(a)(b) 1,420,215 1,463,784
8.91%, 9/25/61(b) 4,539,192 4,737,380
9.00%, 4/25/60(a)(b) 3,468,815 3,593,105
9.05%, 1/25/60(a)(b) 1,712,369 1,768,496
11.11%, 7/25/59(a)(b) 721,419 738,775
Chase Home Lending Mortgage
Trust
5.50%, 11/25/56(a)(b) 3,671,985 3,661,560
6.00%, 2/25/55(a)(b) 3,757,360 3,798,203
6.00%, 3/25/55(a)(b) 767,278 769,594
CHL Mortgage Pass-Through Trust
4.82%, 5/20/34(a) 57,389 52,779
5.50%, 10/25/34 158,022 157,110
6.06%, 10/25/33(a) 110,250 108,422
Citigroup Mortgage Loan Trust
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 2.40%,
6.04%, 11/25/35(a) 65,305 65,246
Credit Suisse First Boston Mortgage
Securities Corp.
CME Term SOFR 1 Month + 3.41%,
7.06%, 2/25/32(a) 44,279 33,375
CSFB Mortgage-Backed Pass-
Through Certificates Trust
4.48%, 5/25/34(a) 151,048 142,733
6.50%, 11/25/35 470,334 83,292
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.45%, 8/15/26(a)(b) 7,581,132 7,567,353
Face
Amount Value
EFMT
4.75%, 9/25/55(a)(b) $ 2,500,000 $ 2,410,915
4.75%, 1/25/56(a)(b) 3,450,000 3,288,055
5.00%, 12/25/54(b) 2,365,407 2,306,126
5.50%, 4/25/61(a)(b) 2,466,186 2,464,760
Ellington Financial Mortgage Trust
5.90%, 9/25/67(b)(c) 1,994,561 1,994,020
E-MAC De BV
EURIBOR 3 Month + 1.40%,
7.45%, 11/25/54(a) EUR 1,500,000 984,851
EURIBOR 3 Month + 0.50%,
10.33%, 5/25/52(a) 18,095 20,635
E-MAC NL BV
EURIBOR 3 Month + 0.18%,
2.34%, 7/25/36(a) 90,995 103,331
EURIBOR 3 Month + 0.23%,
6.67%, 4/25/38(a) 49,162 52,830
E-MAC Program BV
EURIBOR 3 Month + 2.00%,
4.15%, 1/25/48(a) 127,934 140,832
EURIBOR 3 Month + 0.32%,
6.28%, 7/25/46(a) 1,406,143 1,396,650
E-MAC Program II BV
EURIBOR 3 Month + 2.00%,
6.41%, 4/25/48(a) 85,578 96,114
EMF-NL Prime BV
EURIBOR 3 Month + 0.80%,
3.04%, 4/17/41(a) 14,067 16,051
EURIBOR 3 Month + 0.85%,
3.09%, 4/17/41(a) 200,000 222,917
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.80%, 11/2/54(a) 2,148,019 2,374,979
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.36%, 8/2/50(a) 111,362 121,861
Eurosail-NL BV
EURIBOR 3 Month + 1.10%,
3.34%, 4/17/40(a) 500,000 559,706
EURIBOR 3 Month + 1.80%,
4.04%, 10/17/40(a) 34,002 38,856
EURIBOR 3 Month + 2.20%,
4.44%, 10/17/40(a) 500,000 562,748
FCT Marsollier Mortgages
EURIBOR 3 Month + 0.00%,
2.14%, 9/27/50(a) 2,750,000 3,188,073
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 1/25/56(c) $ 1,351,118 1,177,018
3.00%, 8/25/56(c) 1,364,407 1,186,431
3.00%, 5/25/57(c) 1,138,855 1,075,019
3.00%, 5/25/57(c) 1,289,060 1,118,509
3.00%, 9/25/55 3,209,310 2,799,460
3.00%, 7/25/56 135,769 117,640
3.00%, 5/25/57 443,083 382,240
3.00%, 8/25/57 519,318 447,478
3.00%, 11/25/57 434,241 378,362
3.00%, 3/25/58 305,950 263,079

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (44.8%) (cont’d)
3.00%, 7/25/58 $ 1,073,522 $ 929,836
3.00%, 10/25/58 110,576 96,064
3.00%, 2/25/59 291,104 248,133
3.00%, 2/25/59 759,538 647,180
3.00%, 5/25/60 493,931 439,702
3.00%, 10/25/62 2,080,104 1,745,321
3.00%, 11/25/63 2,842,449 2,384,311
3.25%, 7/25/56(c) 1,135,945 1,004,323
3.25%, 6/25/57(c) 820,881 739,198
3.50%, 7/25/58 776,746 693,278
3.50%, 5/25/64 1,378,368 1,196,131
4.00%, 3/25/58 395,949 375,050
4.00%, 8/25/58 637,711 596,881
4.00%, 10/25/58 169,804 159,856
4.00%, 2/25/59 571,921 535,442
4.25%, 5/25/60(a)(b) 1,150,056 1,100,552
4.50%, 6/25/57 206,234 199,972
4.50%, 2/25/59(a)(b) 5,170,981 4,862,262
4.75%, 7/25/58(a)(b) 2,814,303 2,726,711
4.75%, 8/25/58(a)(b) 3,385,017 3,257,369
4.75%, 10/25/58(a) 3,165,546 3,080,045
FHLMC Whole Loan Securities Trust
3.00%, 9/25/45 35,788 31,409
3.00%, 10/25/46 265,681 228,325
3.00%, 12/25/46 489,748 418,007
3.00%, 5/25/47 889,227 760,125
3.50%, 5/25/45 30,057 27,292
3.50%, 5/25/47 669,664 590,113
FHLMC, REMIC
SOFR30A + 11.69%,
2.12%, 12/15/43(a)(d) 56,035 41,290
3.50%, 2/15/42 71,957 68,039
IO REMIC
1.96%, 8/15/42(a)(d) 140,201 6,087
1.97%, 10/15/39(a)(d) 85,458 4,297
2.00%, 4/15/39(a)(d) 107,110 5,499
2.00%, 10/25/50 7,694,462 957,195
2.09%, 10/15/41(a) 43,071 2,532
2.11%, 9/15/41(a)(d) 316,929 18,527
2.19%, 10/15/40(a) 334,998 17,975
SOFR30A + 5.89%,
2.29%, 11/15/43(a)(d) 189,397 12,131
SOFR30A + 5.89%,
2.29%, 6/15/44(a)(d) 92,912 8,333
5.00%, 8/15/41 18,812 3,885
FHLMC, Strips
IO REMIC
7.00%, 6/15/30 20,248 1,975
Finance of America HECM Buyout
6.00%, 11/25/35(a)(b) 5,000,000 4,941,442
Flagstar Mortgage Trust
3.00%, 3/25/50(a)(b) 92,458 79,423
FMC GMSR Issuer Trust
4.45%, 1/25/28(a)(b) 2,000,000 1,979,374
FNMA, REMIC
2.00%, 7/25/50 563,692 350,267
2.30%, 4/25/39(a) 10,206 9,119
Face
Amount Value
5.00%, 7/25/50 $ 178,138 $ 178,456
6.00%, 10/25/55 917,622 915,581
6.00%, 10/25/55 751,345 748,841
6.00%, 11/25/55 1,332,536 1,332,118
IO REMIC
1.83%, 3/25/46(a) 517,034 25,363
SOFR30A + 5.54%,
1.91%, 11/25/41(a)(d) 20,678 144
2.00%, 3/25/44(a) 108,334 6,231
2.08%, 10/25/39(a) 149,839 7,766
SOFR30A + 5.94%,
2.31%, 6/25/42(a)(d) 321,260 27,762
FNMA, Strips
IO REMIC
7.00%, 11/25/27 1,735 48
8.00%, 5/25/30 10,741 1,122
8.00%, 6/25/30 5,057 487
FSMBT Trust
6.95%, 3/25/31(b)(c) 7,900,000 7,901,491
Galton Funding Mortgage Trust
4.00%, 2/25/59(a)(b) 371,773 353,904
GMAC Financiera SA de CV
Sociedad Financiera de Objeto Ltdo
18.02%, 3/25/36 MXN 15,560,707 1,434,764
GNMA
CME Term SOFR 1 Month + 0.56%,
4.21%, 2/20/61(a) $ 8,372 8,396
CME Term SOFR 1 Month + 0.81%,
4.46%, 8/20/63(a) 4,232 4,257
CME Term SOFR 1 Month + 0.88%,
4.53%, 2/20/66(a) 684 690
6.00%, 10/20/55 2,381,606 2,388,210
6.00%, 10/20/55 1,704,561 1,708,378
IO REMIC
0.20%, 5/20/63(a) 31,300 462
0.30%, 1/20/62(a) 97,783 4
0.44%, 1/20/63(a) 44,843 561
0.45%, 8/20/61(a) 80,485 1,813
0.57%, 10/20/62(a) 71,877 3,176
0.61%, 12/20/62(a) 40,795 726
0.61%, 5/20/62(a) 16,097 786
0.61%, 5/20/62(a) 10,217 500
0.61%, 8/20/58(a) 54,401 1,281
0.62%, 4/20/62(a) 562 17
0.63%, 10/20/61(a) 932 41
0.64%, 5/20/61(a) 5,478 244
0.64%, 4/20/61(a) 15,780 835
0.70%, 6/20/69(a) 1,599,604 59,726
0.83%, 11/20/61(a) 49,007 4,236
0.86%, 9/20/62(a) 17,690 350
1.02%, 12/20/67(a) 56,350 1,359
1.03%, 5/20/72(a) 8,298,285 443,153
1.09%, 8/20/63(a) 121,778 1,824
1.24%, 7/20/69(a) 1,642,502 81,383
1.25%, 4/20/62(a) 84,423 2,097
1.26%, 4/20/63(a) 89,750 4,709
1.30%, 6/20/63(a) 485,470 18,806
1.41%, 1/20/64(a) 232,048 6,017

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (44.8%) (cont’d)
1.43%, 12/20/70(a) $ 5,534,607 $ 263,303
1.44%, 4/20/60(a) 58 4
1.46%, 8/20/69(a) 2,576,046 152,291
1.49%, 11/20/69(a) 1,297,375 76,317
1.50%, 9/20/69(a) 1,666,280 82,557
1.53%, 10/20/64(a) 201,497 5,614
1.54%, 5/20/64(a) 2,206,892 62,018
1.61%, 5/20/64(a) 375,832 14,032
1.62%, 6/20/67(a) 9,011,644 265,195
1.62%, 7/20/67(a) 8,492,070 241,504
1.63%, 11/20/60(a) 609,544 47,673
1.67%, 11/20/64(a) 3,208,778 109,439
1.68%, 3/20/68(a) 76,336 2,893
1.68%, 9/20/65(a) 82,859 1,998
1.69%, 9/20/66(a) 225,454 8,160
1.69%, 8/20/70(a) 4,004,181 161,092
1.71%, 10/20/67(a) 8,981,158 229,416
1.72%, 1/20/65(a) 6,925,566 208,293
1.75%, 5/20/63(a) 360,775 13,770
1.75%, 6/20/67(a) 266,610 7,195
1.78%, 7/20/67(a) 576,036 13,264
1.78%, 1/20/66(a) 469,835 14,701
1.79%, 8/20/67(a) 1,709,232 49,267
1.81%, 6/20/65(a) 2,952,855 144,365
1.84%, 2/20/65(a) 7,260,279 319,554
1.86%, 4/20/66(a) 6,705,381 342,786
1.86%, 10/20/66(a) 3,823,741 149,925
1.86%, 2/20/68(a) 1,794,974 56,974
1.87%, 6/20/66(a) 129,550 5,120
1.87%, 4/20/67(a) 253,318 7,226
1.93%, 9/20/65(a) 128,848 5,623
1.93%, 8/20/68(a) 5,255,550 195,420
1.93%, 5/20/67(a) 1,852,576 67,597
2.00%, 6/20/64(a) 600,050 39,061
2.00%, 11/20/50 5,956,577 750,156
2.00%, 8/20/63(a) 23,607 415
2.01%, 4/20/65(a) 105,877 5,179
2.03%, 6/20/66(a) 2,779,096 110,783
2.03%, 10/20/69(a) 7,057,651 225,379
2.11%, 7/20/66(a) 5,783,560 195,288
2.16%, 6/20/67(a) 318,060 14,211
2.18%, 3/20/67(a) 2,077,582 132,286
2.19%, 3/20/67(a) 136,570 6,308
2.20%, 10/20/67(a) 3,508,258 110,802
2.23%, 2/20/63(a) 7,853 902
CME Term SOFR 1 Month + 5.89%,
2.25%, 8/20/42(a)(d) 161,153 13,916
2.28%, 7/20/67(a) 694,064 38,522
2.28%, 11/20/64(a) 461,628 38,004
2.28%, 10/20/67(a) 410,110 20,327
2.29%, 12/20/66(a) 1,983,651 119,304
2.30%, 1/20/67(a) 533,359 23,034
2.31%, 11/20/67(a) 10,653,481 362,496
2.34%, 8/20/67(a) 5,819,889 283,606
CME Term SOFR 1 Month + 5.99%,
2.35%, 4/20/41(a)(d) 52,299 3,331
CME Term SOFR 1 Month + 5.99%,
Face
Amount Value
2.35%, 8/20/42(a)(d) $ 155,202 $ 14,503
2.36%, 10/20/64(a) 845,167 87,151
2.37%, 7/20/65(a) 204,899 10,125
2.38%, 10/20/60(a) 34,796 4,847
2.38%, 7/20/63(a) 3,154 303
CME Term SOFR 1 Month + 6.03%,
2.39%, 12/20/43(a)(d) 216,178 21,991
2.39%, 2/20/68(a) 123,801 5,069
2.39%, 2/20/68(a) 2,781,664 121,986
2.41%, 1/20/68(a) 621,632 35,776
2.41%, 8/20/66(a) 3,506,429 163,126
2.41%, 10/20/67(a) 5,546,655 289,485
2.47%, 11/20/67(a) 7,137,158 415,218
2.49%, 12/20/67(a) 2,587,928 101,367
2.49%, 2/20/68(a) 9,426,797 337,806
2.50%, 11/20/51 1,481,320 214,118
2.50%, 1/20/68(a) 134,904 5,665
2.51%, 12/20/68(a) 3,432,977 131,157
2.52%, 6/20/66(a) 1,305,060 118,835
2.53%, 2/20/60(a) 49,801 5,348
CME Term SOFR 1 Month + 6.19%,
2.55%, 9/20/43(a)(d) 79,658 2,791
2.56%, 7/20/65(a) 61,808 3,467
2.57%, 9/20/64(a) 215,089 25,591
2.59%, 2/20/68(a) 456,712 19,773
2.62%, 10/20/67(a) 6,588,372 518,320
2.71%, 11/20/66(a) 2,781,051 201,459
2.72%, 10/20/66(a) 161,126 9,651
2.79%, 3/20/62(a) 12,562 1,217
CME Term SOFR 1 Month + 6.44%,
2.80%, 8/16/34(a)(d) 65,536 2,461
2.85%, 5/20/62(a) 26,941 4,290
3.12%, 4/20/62(a) 85,997 13,546
3.26%, 2/20/63(a) 28,262 4,529
3.50%, 6/20/41 9,228 70
3.50%, 10/16/42 507,099 82,170
3.50%, 5/20/43 321,368 50,203
4.50%, 5/20/40 7,504 153
5.00%, 10/20/40 3,924 97
5.00%, 2/16/41 17,423 3,325
GSAA Trust
6.00%, 4/1/34 130,467 130,396
GSR Mortgage Loan Trust
CME Term SOFR 1 Month + 0.36%,
4.01%, 3/25/35(a) 35,916 21,343
5.00%, 2/25/34 9,007 8,705
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.75%,
5.27%, 3/25/33(a) 2,701 2,704
5.50%, 11/25/35 2,013 1,895
6.00%, 9/25/35 202,855 203,139
Harvest Commercial Capital Loan
Trust
5.73%, 9/25/46(a)(b) 1,500,000 1,470,584
5.96%, 4/25/52(a)(b) 1,554,000 1,427,890
6.16%, 10/25/56 1,528,394 1,546,076
6.34%, 9/25/46(a)(b) 1,380,000 1,326,431

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (44.8%) (cont’d)
Impac CMB Trust
CME Term SOFR 1 Month + 0.63%,
4.28%, 11/25/35(a) $ 1,162,470 $ 1,059,391
IMS Ecuadorian Mortgage Trust
3.40%, 8/18/43(b) 214,028 204,875
IndyMac INDX Mortgage Loan Trust
6.24%, 11/25/34(a) 12,653 12,525
J.P. Morgan Chase Commercial
Mortgage Securities Trust
IO
0.78%, 12/15/49(a) 1,166,328 307
J.P. Morgan Mortgage Trust
3.00%, 10/25/50(a)(b) 73,043 62,769
3.44%, 12/25/34(a) 28,911 25,722
3.50%, 7/25/50(a)(b) 262,668 233,725
3.93%, 7/27/37(a)(b) 51,485 48,107
La Hipotecaria Panamanian
Mortgage Trust
4.35%, 7/13/52(b) 1,504,363 1,355,050
Lansdowne Mortgage Securities
No. 1 plc
EURIBOR 3 Month + 0.30%,
2.70%, 6/15/45(a) EUR 209,000 236,348
Legacy Mortgage Asset Trust
5.75%, 7/25/61(b)(c) $ 1,160,866 1,167,846
6.25%, 7/25/67(b)(c) 133,145 134,185
7.50%, 4/25/61(b)(c) 3,178,321 3,208,432
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.40%, 12/19/30(a)(b) 7,000,000 7,037,381
loanDepot GMSR Master Trust
CME Term SOFR 1 Month + 3.15%,
6.79%, 7/16/30(a)(b) 3,200,000 3,250,283
Mansard Mortgages plc
SONIA + 0.72%,
4.48%, 10/15/48(a) GBP 347,749 453,907
MASTR Adjustable Rate Mortgages
Trust
4.77%, 6/25/34(a) $ 132,999 122,616
MASTR Alternative Loan Trust
5.00%, 5/25/33 106,602 96,534
MASTR Asset Securitization Trust
5.50%, 10/25/25 909 853
MASTR Reperforming Loan Trust
7.50%, 5/25/35(b) 89,578 61,218
MERIT Securities Corp.
ICE LIBOR USD 1 Month + 2.25%,
7.21%, 9/28/32(a)(b) 190,945 184,891
Merrill Lynch Mortgage Investors
Trust
4.60%, 1/25/37(a) 6,202 5,998
CME Term SOFR 6 Month + 0.93%,
4.68%, 4/25/29(a) 5,048 4,994
Morgan Stanley Mortgage Loan
Trust
5.95%, 2/25/34(a)(e) 42,128 41,435
MR 225 North Calvert Owner LP
0.00%, 8/25/32 3,015,947 2,249,999
Face
Amount Value
Multifamily Trust
CME Term SOFR 1 Month + 2.11%,
5.76%, 4/25/46(a)(b) $ 923,740 $ 909,318
National City Mortgage Capital
Trust
6.00%, 3/25/38 37,932 36,265
Natixis Commercial Mortgage
Securities Trust
4.27%, 5/15/39(a)(b) 1,000,000 929,559
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(a) GBP 287,698 371,148
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(b)(c) $ 7,124,379 7,211,810
OBX
3.00%, 1/25/52(a)(b) 1,689,781 1,457,436
OBX Trust
5.50%, 9/25/55(a)(b) 1,401,874 1,397,542
Oceanview Mortgage Trust
5.10%, 8/25/55(a)(b) 2,825,867 2,780,175
Ocwen Loan Investment Trust
3.00%, 2/25/37(b) 2,000,000 1,926,424
OLIT
3.00%, 11/25/38(a)(b) 2,500,000 2,301,918
3.00%, 11/25/38(b)(c) 9,000,000 7,637,602
Onity Loan Investment Trust
3.00%, 5/25/39(a)(b) 5,000,000 4,216,105
3.00%, 5/25/39(a)(b) 3,920,000 3,087,828
3.00%, 6/25/39(a)(b) 4,000,000 3,620,516
3.00%, 6/25/39(a)(b) 3,000,000 2,524,395
5.00%, 8/25/37(a)(b) 2,000,000 1,948,994
5.00%, 8/25/37(a)(b) 3,000,000 2,880,933
PMT Loan Trust
5.50%, 4/25/57(a)(b) 2,452,577 2,444,658
Prime Mortgage Trust
CME Term SOFR 1 Month + 0.83%,
4.48%, 2/25/35(a) 695,000 635,126
PRKCM Trust
6.43%, 5/25/59(b)(c) 2,135,858 2,156,132
6.60%, 2/25/58(b)(c) 1,700,870 1,700,943
7.22%, 11/25/58(b)(c) 888,961 893,024
PRPM Fundido DAC
EURIBOR 3 Month + 2.00%,
4.17%, 4/29/75(a)(b) EUR 4,000,000 4,531,569
EURIBOR 3 Month + 3.00%,
5.17%, 1/29/75(a)(b) 3,319,000 3,511,725
PRPM LLC
5.90%, 12/25/29(b)(c) $ 195,387 195,667
PRPM Trust
5.40%, 4/25/67(b)(c) 659,242 659,051
Rain City Mortgage Trust
6.53%, 9/25/29(b)(c) 2,122,000 2,139,775
Rate Mortgage Trust
5.50%, 11/25/55(a)(b) 2,239,341 2,232,374
6.00%, 12/25/54(a)(b) 2,435,278 2,461,707
6.00%, 3/25/55(a)(b) 560,064 561,896
RBSSP Resecuritization Trust
93.52%, 9/26/37(a)(b) 34,174 237,688

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (44.8%) (cont’d)
RCKT Mortgage Trust
6.00%, 3/25/55(a)(b) $ 1,415,901 $ 1,431,402
6.50%, 6/25/54(a)(b) 66,660 68,234
RCO Trust
6.25%, 3/2/55(b)(c) 4,621,688 4,572,235
Real Estate Asset Liquidity Trust
IO
1.00%, 2/12/55(a)(b) CAD 5,087,761 81,361
Reperforming Loan Trust
8.50%, 6/25/35(b) $ 22,813 22,365
Residential Asset Securitization
Trust
IO
0.50%, 4/25/37 13,203,545 228,918
Resloc UK plc
EURIBOR 3 Month + 0.45%,
2.85%, 12/15/43(a) EUR 214,366 231,109
RFMSI Trust
CME Term SOFR 1 Month + 0.61%,
4.26%, 6/25/37(a) $ 832,491 598,785
6.00%, 6/25/37 872,149 688,755
6.00%, 6/25/37 268,942 212,389
IO
CME Term SOFR 1 Month + 5.39%,
1.74%, 6/25/37(a)(d) 815,362 60,532
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.03%, 5/25/47(a) 1,315,355 1,175,777
RMF Buyout Issuance Trust
4.75%, 10/25/50(a)(b) 1,200,000 1,067,138
6.00%, 10/25/50(b) 8,388,983 6,693,334
6.00%, 10/25/50(a)(b) 1,662,000 1,564,478
RMF Proprietary Issuance Trust
2.13%, 9/25/61(a)(b) 1,103,958 1,033,221
2.75%, 10/25/63(a)(b) 3,501,908 3,391,581
3.00%, 1/25/62(a)(b) 5,025,637 4,833,402
3.75%, 6/25/62(a)(b) 2,250,000 2,120,836
3.75%, 6/25/62(a)(b) 2,000,000 1,861,128
Saluda Grade Alternative Mortgage
Trust
7.44%, 7/25/30(b)(c) 494,000 495,724
7.50%, 5/25/50(a)(b) 2,500,000 2,513,123
7.76%, 4/25/30(b)(c) 6,229,293 6,238,515
7.77%, 5/25/30(b)(c) 2,833,221 2,826,954
Saluds Grade Alternative Mortgage
Trust
5.32%, 10/25/40(b)(c) 321,000 320,266
Seasoned Credit Risk Transfer Trust
3.25%, 11/25/64 644,724 584,516
3.25%, 6/25/65 2,859,446 2,434,128
Sequoia Mortgage Trust
4.00%, 11/25/55(a)(b) 2,687,726 2,481,947
CME Term SOFR 1 Month + 1.67%,
5.31%, 1/20/36(a) 44,274 34,786
5.50%, 3/25/56(a)(b) 3,815,886 3,802,332
Face
Amount Value
SHR Trust
CME Term SOFR 1 Month + 3.60%,
7.23%, 10/15/41(a)(b) $ 2,300,000 $ 2,309,991
Structured Adjustable Rate
Mortgage Loan Trust
CME Term SOFR 1 Month + 0.35%,
4.00%, 3/25/35(a) 127,963 117,398
Structured Asset Mortgage
Investments II Trust
CME Term SOFR 1 Month + 0.57%,
4.22%, 5/25/45(a) 44,204 39,990
Structured Asset Securities Corp.
Mortgage-Backed Pass-Through
Certificates Trust
6.62%, 11/25/30(a) 27,766 27,851
Su Casita
CME Term SOFR 1 Month + 0.34%,
4.00%, 8/26/35(a)(b) 6,742,972 5,546,095
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(a)(b) 506,289 445,811
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.48%, 12/28/50(a) EUR 304,959 298,584
TIAA Bank Mortgage Loan Trust
4.00%, 11/25/48(a)(b) $ 101,419 95,153
UBS Commercial Mortgage Trust
IO
1.07%, 3/15/51(a) 8,161,793 99,483
VCC Trust
6.49%, 1/27/31(b)(c) 8,035,255 8,005,799
7.60%, 6/25/56(b)(c) 4,000,000 4,005,000
8.16%, 5/25/55(b)(c) 3,135,215 3,119,887
Velocity Commercial Capital Loan
Trust
2.57%, 5/25/51(a)(b) 1,447,770 1,104,786
5.49%, 2/25/56(a)(b) 2,984,686 2,948,712
5.89%, 2/25/56(a)(b) 2,487,238 2,455,896
6.17%, 9/25/55(a)(b) 1,220,553 1,214,869
6.18%, 5/25/56(a)(b) 4,649,515 4,627,585
7.67%, 11/25/53(a)(b) 1,224,541 1,246,698
WaMu Mortgage Backed Pass-
Through Certificates
5.73%, 12/19/39(a) 106,430 105,742
WMRK Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.44%,
7.06%, 11/15/27(a)(b) 2,633,855 2,642,313
394,157,668
Corporate Bonds ( 4 .5% )
Banks (0.4%)
Nordea Kredit Realkreditaktieselskab
4.00%, 10/1/56 DKK 24,913,923 3,705,997
Financial Services (4.1%)
CSFB Mortgage Securities
5.15%, 12/3/28(b) $ 1,020,000 908,150
Jyske Realkredit A/S
4.00%, 10/1/56 DKK 19,952,940 3,006,195

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (4.5%) (cont’d)
Nykredit Realkredit A/S
3.50%, 10/1/56 DKK 14,927,996 $ 2,196,571
4.00%, 10/1/46 - 10/1/56 104,040,865 15,811,474
PNMAC GMSR Issuer Trust
3.65%, 5/25/33(a)(b) $ 7,500,000 7,518,872
Realkredit Danmark A/S
4.00%, 10/1/56 DKK 44,838,004 6,734,633
36,175,895
39,881,892
Total Fixed Income Securities
(Cost $889,049,812)
896,819,145
–
Short-Term Investments ( 8 .1% )
Certificates of Deposit ( 3 .6% )
Banco Bilbao Vizcaya Argentaria
4.15%, 4/12/27 $ 8,000,000 7,988,690
4.27%, 5/21/27 5,000,000 4,995,396
BNP Paribas SA
4.14%, 5/21/27 5,000,000 5,000,000
Credit Agricole Corporate &
Investment Bank SA
4.10%, 4/13/27 8,500,000 8,489,710
Natixis SA
4.15%, 5/21/27 5,000,000 4,993,251
Total Certificates of Deposit
(Cost $31,500,000)
31,467,047
Commercial Paper ( 0 .5% )
Barclays Capital, Inc.
4.14%, 4/13/27
(Cost $4,841,032)
5,000,000 4,833,188
U.S. Government and Agency Securities ( 4 .0% )
U.S. Treasury Bills
3.70%, 11/27/26 15,000,000 14,766,256
3.72%, 12/3/26(f) 5,709,700 5,616,746
3.92%, 6/10/27 15,000,000 14,453,026
Total U.S. Government and
Agency Securities
(Cost $34,848,834)
34,836,028
Total Short-Term Investments
(Cost $71,189,866)
71,136,263
Total Investments ( 110 .0% )
( Cost $ 960,239,678 ) (g) (h) 967,955,408
Liabilities in Excess of Other Assets (-10.0%)
(88,158,512)
Net Assets (100.0%) $879,796,896
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at June 30, 2026.
(e) For the period ended June 30, 2026, proceeds from sales of Morgan
Stanley, Commercial Mortgage-Backed Securities, which may be deemed an affiliate of the Advisor under the Investment Company Act of 1940, were $6,766.
(f) All or a portion of the security pledged as collateral for futures contracts.
(g) At June 30, 2026, the aggregate cost for federal income tax purposes is $960,239,678. The aggregate gross unrealized appreciation is
$17,713,985 and the aggregate gross unrealized depreciation is
$9,998,255, resulting in net unrealized appreciation of $7,715,730.
(h) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
ICE Intercontinental Exchange
IO Interest Only
LIBOR London Interbank Offered Rate
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.4)%
Collateralized Mortgage Obligations — Agency Collateral Series - (1.4)%
UMBS, Single Family, 30 Year, 5.50%, TBA, 7/25/56 $ (12,600,000) $ (12,643,805)
Total Securities Sold Short (proceeds $12,674,812) $ (12,643,805)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
BNP Paribas SA $ 2,066,851 CAD 1,489,388 9/16/26 $ 27,010
BNP Paribas SA $ 572,308 EUR 665,786 9/16/26 9,743
Citibank N.A. $ 1,045,993 GBP 1,403,286 9/16/26 15,832
J.P. Morgan Chase Bank N.A. $ 209,388,204 DKK 32,563,755 9/16/26 423,037
J.P. Morgan Chase Bank N.A. $ 27,372,705 EUR 31,802,704 9/16/26 425,058
UBS AG $ 26,324,016 MXN 1,508,800 9/17/26 13,216
$ 913,896
CAD Canadian Dollar
DKK Denmark Krone
EUR Euro
GBP British Pound
MXN Mexican Peso
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 64 Sep-26 $ 12,800,000 $ 13,192,500 $ (19,124)
U.S. Treasury 5 Year Notes 2,666 Sep-26 266,600,000 285,386,969 666,905
U.S. Treasury 10 Year Notes 88 Sep-26 8,800,000 9,670,375 39,029
U.S. Treasury Long Bonds 13 Sep-26 1,300,000 1,475,500 25,976
$ 712,786

Portfolio Composition
Classification
Percentage of Total
Investments
Commercial Mortgage-Backed Securities 40 .7%
Collateralized Mortgage Obligations — Agency
Collateral Series 25 .9
Asset-Backed Securities 21 .9
Other* 11 .5
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 309,725,344 and net unrealized appreciation of $ 712,786 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 913,896 .

Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (85.4%)
Corporate Bonds ( 84 .5% )
Banks (45.3%)
Banco Bilbao Vizcaya Argentaria SA
9.38%, 3/19/29(a)(b) $ 400,000 $ 436,998
Banco Mercantil del Norte SA
8.00%, 1/24/33(a)(b)(c) 345,000 345,776
Banco Santander SA
9.63%, 5/21/33(a)(b) 800,000 943,246
Bank of America Corp.
6.13%, 4/27/27(a)(b) 631,000 636,873
6.63%, 5/1/30(a)(b) 647,000 667,357
Bank of Montreal
7.70%, 5/26/84(b) 600,000 627,901
Barclays plc
8.00%, 3/15/29(a)(b) 400,000 421,188
BNP Paribas SA
8.00%, 8/22/31(a)(b) 400,000 429,325
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b) 600,000 616,886
Citigroup, Inc.
6.63%, 2/15/31(a)(b) 1,275,000 1,299,578
Huntington Bancshares, Inc.
5.63%, 7/15/30(a)(b) 534,000 537,681
ING Groep NV
7.25%, 11/16/34(a)(b) 600,000 630,555
JPMorgan Chase & Co.
6.88%, 6/1/29(a)(b)(d) 935,000 979,900
NatWest Group plc
8.13%, 11/10/33(a)(b) 400,000 442,850
Nordea Bank Abp
6.75%, 11/10/33(a)(b)(c) 765,000 773,223
PNC Financial Services Group, Inc. (The)
6.00%, 5/15/27(a)(b) 367,000 368,824
6.25%, 3/15/30(a)(b) 319,000 326,246
Royal Bank of Canada
7.50%, 5/2/84(b) 400,000 417,543
Societe Generale SA
5.38%, 11/18/30(a)(b)(c) 400,000 383,289
8.50%, 3/25/34(a)(b)(c) 406,000 448,012
Sumitomo Mitsui Financial Group, Inc.
6.60%, 6/5/34(a)(b) 400,000 404,999
Svenska Handelsbanken AB
4.75%, 3/1/31(a)(b) 800,000 761,423
Swedbank AB
7.75%, 3/17/30(a)(b) 400,000 423,065
Toronto-Dominion Bank (The)
7.25%, 7/31/84(b) 400,000 415,302
8.13%, 10/31/82(b) 400,000 413,697
Truist Financial Corp.
5.10%, 3/1/30(a)(b) 520,000 519,434
Wells Fargo & Co.
6.85%, 9/15/29(a)(b) 1,161,000 1,207,070
15,878,241
Capital Markets (9.3%)
Brookfield Finance, Inc.
6.30%, 1/15/55(b) 251,000 243,578
Face
Amount Value
Charles Schwab Corp. (The)
4.00%, 12/1/30(a)(b) $ 745,000 $ 699,405
Goldman Sachs Group, Inc. (The)
7.50%, 2/10/29 - 5/10/29(a)
(b)(d) 983,000 1,033,713
State Street Corp.
6.70%, 3/15/29 - 9/15/29(a)(b) 419,000 434,065
UBS Group AG
9.25%, 11/13/33(a)(b)(c) 720,000 832,062
3,242,823
Diversified Telecommunication Services (3.7%)
Bell Canada
6.88%, 9/15/55(b) 590,000 603,398
TELUS Corp.
6.38%, 6/9/56(b) 702,000 702,391
1,305,789
Electric Utilities (7.1%)
American Electric Power Co., Inc.
7.05%, 12/15/54(b) 652,000 680,231
Duke Energy Corp.
6.45%, 9/1/54(b)(d) 499,000 518,326
NextEra Energy Capital Holdings, Inc.
4.75%, 2/26/56(b) EUR 200,000 226,381
6.63%, 10/1/66(b) $ 450,000 457,104
Xcel Energy, Inc.
5.75%, 12/3/56(b) 622,000 614,914
2,496,956
Financial Services (3.5%)
Corebridge Financial, Inc.
6.88%, 12/1/30(a)(b) 681,000 709,061
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56(b) 496,000 525,766
1,234,827
Insurance (6.9%)
American National Group, Inc.
7.00%, 12/1/55(b) 170,000 166,124
Global Atlantic Fin Co.
7.95%, 10/15/54(b)(c) 600,000 604,654
Liberty Mutual Group, Inc.
4.13%, 12/15/51(b)(c) 864,000 858,013
Lincoln National Corp.
6.80%, 7/15/56(b) 265,000 264,805
9.25%, 12/1/27(a)(b) 486,000 512,094
2,405,690
Multi-Utilities (3.3%)
Algonquin Power & Utilities Corp.
4.75%, 1/18/82(b) 519,000 514,232
Dominion Energy, Inc.
4.35%, 1/15/27(a)(b) 641,000 637,994
1,152,226
Oil, Gas & Consumable Fuels (5.4%)
BP Capital Markets plc
6.13%, 3/18/35(a)(b) 667,000 679,064

Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (84.5%) (cont’d)
Energy Transfer LP
7.13%, 5/15/30(a)(b) $ 671,000 $ 692,690
TransCanada PipeLines Ltd.
6.13%, 10/17/56(b) 519,000 524,912
1,896,666
29,613,218
U.S. Government and Agency Security ( 0 .9% )
U.S. Treasury Note
6.75%, 7/1/31(a)(b) 319,000 321,479
–
Total Fixed Income Securities
(Cost $29,833,034)
29,934,697
–
Preferred Stocks (13.8%)
Banks (4.2%)
Bank of America Corp. 5.38%(a) 4,000 85,880
Citigroup, Inc. 6.25%(a)(d) 10,653 268,030
Citizens Financial Group, Inc.
7.38%(a) 13,617 348,459
Fifth Third Bancorp 6.88%(a)(b) 11,886 307,847
KeyCorp 6.20%(a)(b)(d) 12,786 318,883
U.S. Bancorp 5.50%(a) 4,000 85,360
Wells Fargo & Co. 5.63%(a) 3,230 73,063
1,487,522
Capital Markets (0.5%)
State Street Corp. 5.35%(a)(b) 4,000 85,960
Stifel Financial Corp. 6.13%(a) 4,100 89,790
175,750
Consumer Finance (0.8%)
Synchrony Financial 8.25%(a)(b) 10,300 266,461
Electric Utilities (0.9%)
Brookfield BRP Holdings Canada,
Inc. 7.25%(a)(d) 12,896 324,077
Financial Services (0.7%)
Voya Financial, Inc. 5.35%(a)(b) 11,131 259,464
Insurance (3.7%)
American National Group, Inc.
7.38%(a)(d) 14,503 340,385
Aspen Insurance Holdings Ltd.
7.00%(a)(d) 21,612 503,127
Athene Holding Ltd. 6.35%(a)(b) 14,308 345,967
MetLife, Inc. 5.63%(a) 4,000 90,200
1,279,679
Oil, Gas & Consumable Fuels
(1.0%)
Enbridge, Inc. 5.86%(a)(b) 14,900 367,929
Real Estate Management &
Development (0.5%)
Brookfield Property Partners LP
6.38%(a) 11,178 161,634
Face
Amount Value
Wireless Telecommunication
Services (1.5%)
T-Mobile USA, Inc. 6.25% 21,900 $ 508,737
Total Preferred Stocks
(Cost $4,904,535) 4,831,253
Shares
Short-Term Investments ( 5 .5% )
Investment Company ( 0 .6% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (e)
(Cost $222,282)
222,282 222,282
Security held as Collateral on Loaned Securities ( 4 .9% )
Investment Company (4.9%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (e)
(Cost $1,707,548)
1,707,548 1,707,548
Total Short-Term Investments
(Cost $1,929,830)
1,929,830
Total Investments ( 104 .7% )
( Cost $ 36,667,399 ) including
$ 1,660,914 of Securities Loaned (f) 36,695,780
Liabilities in Excess of Other Assets (-4.7%)
(1,657,861)
Net Assets (100.0%) $35,037,919
(a) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 1,660,914 and $ 1,707,548 , respectively. The Fund received cash collateral of $ 1,707,548 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $297 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $36,667,399. The aggregate gross unrealized appreciation
is $145,119 and the aggregate gross unrealized depreciation is
$116,738, resulting in net unrealized appreciation of $28,381.
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
J.P. Morgan Chase Bank N.A. $ 196,478 EUR 228,276 9/16/26 $ 3,051
EUR Euro

Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 84 .6%
Preferred Stocks 13 .8
Other** 1 .6
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (97.0%)
Asset-Backed Securities ( 17 .9% )
AASET Ltd.,
2025-2A
5.52%, 2/16/50(a) $ 2,363,287 $ 2,343,473
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 407,521 401,419
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 1,211,607 1,210,185
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 164,619 165,469
2024-3AL
5.68%, 12/26/31(a) 67,976 68,293
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 33,571 33,517
2025-2A
5.55%, 6/20/28(a) 513,218 510,882
AGL CLO 13 Ltd.,
2021-13A
CME Term SOFR 3 Month + 1.80%,
5.48%, 10/20/34(a)(b) 2,000,000 1,992,448
Ally Bank,
2026-A
4.86%, 3/15/34(a) 1,599,436 1,598,278
Ally Bank Auto Credit-Linked Notes,
2025-B
4.31%, 9/15/33(a) 1,356,877 1,351,813
2025-B
4.50%, 9/15/33(a) 1,675,926 1,670,713
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 750,356 754,202
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 597,406 598,108
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 61,348 61,574
ARES XLIV CLO Ltd.,
2017-44A
CME Term SOFR 3 Month + 1.75%,
5.42%, 4/15/34(a)(b) 3,000,000 3,003,672
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 747,964 697,517
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(c) 1,235,223 1,212,670
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 1,658,285 1,665,240
2025-2A
5.47%, 8/15/50(a) 1,152,951 1,147,003
Face
Amount Value
2025-2A
6.30%, 8/15/50(a) $ 1,349,017 $ 1,344,670
2026-1A
5.07%, 3/15/51(a) 3,040,475 2,992,264
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 1,692,797 1,692,093
2025-1
4.85%, 2/25/33(a) 473,983 473,676
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 300,323 302,221
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 4,612,986 4,612,816
2024-2A
5.92%, 11/22/49(a) 250,000 248,887
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 570,704 492,884
Crockett Partners Equipment Co.
IIA LLC,
2024-1C
6.05%, 1/20/31(a) 322,500 325,496
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 92,442 93,010
DataBank Issuer,
2026-1A
5.81%, 2/25/56(a) 2,319,000 2,319,828
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 3,230,000 3,170,826
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 885,388 876,829
Diamond Infrastructure Funding
LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 590,675
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 392,450 386,919
2020-2A
3.24%, 1/20/51(a) 4,094,528 3,957,143
2021-1A
2.79%, 10/20/51(a) 2,151,978 2,018,917
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
4.74%, 1/27/70(a)(b) 373,367 375,668
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 815,591 725,439
Elmwood CLO VIII Ltd.,
2021-1A
CME Term SOFR 3 Month + 1.80%,
5.44%, 4/20/37(a)(b) 4,000,000 4,012,616

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (17.9%) (cont’d)
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) $ 2,748,584 $ 2,745,215
2025-FL1
5.67%, 7/25/55(a)(c) 1,552,578 1,550,574
2025-FL2
5.05%, 11/25/55(a)(c) 952,041 945,315
2026-FL1
5.49%, 3/25/56(a)(b) 1,612,588 1,612,364
FNA LLC,
2026-1
5.51%, 4/16/46(a)(b) 2,363,708 2,367,121
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 2,227,680 2,221,629
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 200,541 201,334
2024-2A
5.58%, 6/17/30(a) 68,548 68,958
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 986,970 996,810
Golub Capital Partners ABS Funding
Ltd.,
2020-1A
3.21%, 1/22/29(a) 245,006 232,858
2021-1A
2.77%, 4/20/29(a) 760,428 708,367
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.18%, 10/25/55(a)(b) 995,263 999,786
Horizon Aircraft Finance II Ltd.,
2019-1
3.72%, 7/15/39(a) 1,084,159 1,073,401
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,031,125 1,023,478
Iskandar Enterprise LLC,
2026-1A
5.05%, 4/17/56(a) 2,470,000 2,458,504
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.31%, 3/20/54(a)(b) 320,789 321,695
2024-HE1
SOFR30A + 1.50%,
5.11%, 8/25/54(a)(b) 1,577,075 1,581,677
2024-HE2
SOFR30A + 1.20%,
4.81%, 10/20/54(a)(b) 929,519 931,473
2025-HE3
SOFR30A + 1.35%,
4.96%, 3/20/56(a)(b) 1,978,071 1,989,252
Face
Amount Value
Jamestown CLO IX Ltd.,
2016-9A
CME Term SOFR 3 Month + 2.00%,
5.67%, 7/25/34(a)(b) $ 4,000,000 $ 3,970,316
JOL Air Ltd.,
2019-1
3.97%, 4/15/44(a) 184,451 185,652
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 220,188 220,891
2024-3A
4.97%, 10/15/29(a) 155,248 155,307
2025-1A
5.10%, 10/15/30(a) 385,262 385,639
2025-2A
5.18%, 5/15/30(a) 1,548,389 1,550,858
2025-2A
5.13%, 11/15/30(a) 1,165,000 1,158,214
2026-1A
5.16%, 12/16/30(a) 823,003 817,597
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.48%, 5/16/30(a)(b) 1,282,000 1,278,211
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 709,890 596,160
2021-2GS
2.22%, 3/20/48(a) 958,055 782,811
Lunar Structured Aircraft Portfolio
Notes,
2021-1
2.64%, 10/15/46(a) 1,165,360 1,107,533
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 61,129 60,768
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 1,255,956 1,219,656
2026-1A
5.20%, 1/15/51(a) 1,530,179 1,505,942
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 2,226,000 2,233,990
2025-1A
4.95%, 7/16/35(a) 2,245,000 2,245,120
2025-1A
5.26%, 7/16/35(a) 753,000 752,230
MAST Ltd.,
2026-1A
5.13%, 2/15/51(a) 2,851,452 2,798,250
Mission Lane Credit Card Master
Trust,
2025-C
4.78%, 12/16/30(a) 1,600,000 1,597,056
2026-A
5.34%, 7/15/32(a) 563,000 562,031

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (17.9%) (cont’d)
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) $ 418,870 $ 419,951
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 568,041 538,836
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 1,172,097 1,043,275
2020-1A
2.10%, 4/20/46(a) 116,261 102,105
2021-1A
2.05%, 12/20/46(a) 581,819 448,472
Navistar Financial Dealer Note
Master Owner Trust II,
2025-1
4.18%, 9/25/30(a) 696,000 693,991
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 1,230,250 1,180,157
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 364,556 367,635
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 246,231 246,286
NRZ Excess Spread-Collateralized
Notes,
2021-GNT1
3.47%, 11/25/26(a) 306,918 304,276
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.23%, 2/25/55(a)(b) 1,815,766 1,827,026
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 695,000 672,769
2021-1A
1.95%, 6/16/36(a) 1,627,000 1,549,814
2022-2A
5.24%, 10/14/34(a) 1,363,555 1,364,006
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 56,624 56,640
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 93,770 92,491
2025-C
4.93%, 7/8/33(a) 1,590,000 1,582,233
2025-C
5.18%, 7/8/33(a) 2,770,000 2,746,059
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.25%, 8/20/30(b) 25,971 26,505
Face
Amount Value
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) $ 123,001 $ 122,933
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 356,607 357,113
2026-4
5.25%, 1/16/34(a) 3,870,807 3,866,801
2026-R2
5.21%, 2/15/34(a) 2,355,000 2,349,007
2026-R2
5.69%, 2/15/34(a) 2,335,000 2,332,669
Palmer Square CLO Ltd.,
2018-2A
CME Term SOFR 3 Month + 1.90%,
5.53%, 4/16/37(a)(b) 2,000,000 2,004,206
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 104,741 105,162
2025-1A
5.04%, 7/20/32(a) 430,000 432,947
Phantom Aviation,
2026-1A
5.24%, 1/15/51(a) 2,400,010 2,357,442
PK ALIFT Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 231,795 234,852
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 1,136,025 1,091,136
2022-1A
4.01%, 12/5/51(a) 478,750 448,304
2024-1A
5.77%, 6/5/54(a) 1,045,380 1,051,999
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.85%, 3/25/29(a)(b) 205,882 208,542
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.10%, 8/26/30(a)(b) 1,885,000 1,896,172
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 30,928 30,959
Project Silver,
2019-1
3.97%, 7/15/44(a) 4,284,322 4,169,957
RAM LLC,
2025-1
5.45%, 5/15/40(a) 1,527,452 1,525,696
2026-1
5.46%, 6/15/46(a) 1,800,000 1,795,425
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 1,690,000 1,687,877
RCKTL,
2025-2A
4.48%, 11/27/34(a) 827,354 827,886

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (17.9%) (cont’d)
2025-2A
4.60%, 11/27/34(a) $ 1,825,000 $ 1,818,177
RCO IX Mortgage LLC,
2026-2
5.76%, 5/25/31(a)(c) 1,341,378 1,343,114
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 7,571 7,576
2026-1A
4.37%, 2/15/33(a) 885,000 879,645
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 9,691 9,693
Research-Driven Pagaya Motor
Asset Trust,
2025-1A
5.04%, 6/27/33(a) 2,828,614 2,824,742
2025-1A
5.49%, 6/27/33(a) 817,365 816,798
2025-4A
5.12%, 4/25/34(a) 817,282 818,736
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 861,000 852,925
Saluda Grade Alternative Mortgage
Trust,
2023-SEQ3
6.89%, 6/1/53(a)(b) 5,829,000 5,902,166
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.25%, 10/25/55(a)(b) 4,882,905 4,919,228
Santander Bank Auto Credit-Linked
Notes,
2023-A
13.75%, 6/15/33(a) 784,882 804,070
2025-A
4.48%, 1/16/34(a) 1,165,197 1,160,115
2025-A
4.66%, 1/16/34(a) 779,975 776,928
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 1,709,020 1,698,712
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 3,278,170 3,140,042
2021-1
2.87%, 7/30/51(a) 786,533 738,966
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 5,422,600 5,160,752
2025-1A
5.53%, 10/25/55(a) 1,848,710 1,835,125
SLAM Ltd.,
2026-1A
5.55%, 7/15/51(a) 1,817,563 1,816,675
Face
Amount Value
SoFi Consumer Loan Program Trust,
2025-2
4.97%, 6/25/34(a) $ 945,000 $ 947,483
2025-4
4.60%, 8/25/35(a) 3,000,000 2,987,453
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.60%, 1/17/39(a)(b) 126,357 126,425
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.09%, 2/17/42(a)(b) 1,277,314 1,278,570
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.59%, 2/17/42(a)(b) 497,000 497,453
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.29%, 8/17/42(a)(b) 1,129,000 1,129,622
2026-SFR7
CME Term SOFR 1 Month + 1.40%,
5.04%, 5/17/43(a)(b) 1,428,689 1,436,299
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 199,063 204,299
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 1,505,586 1,480,070
2024-3A
5.57%, 7/30/54(a) 492,500 483,050
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 668,936 510,331
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 2,867,025 2,862,071
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.27%, 11/20/28(a) 2,205,000 2,198,161
Tesla Sustainable Energy Business
Trust,
2026-1A
5.31%, 5/20/52(a) 2,200,000 2,210,121
Theorem Funding Trust,
2022-3A
8.95%, 4/15/29(a) 383,175 383,703
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
4.98%, 9/25/65(a)(b) 2,607,478 2,619,208
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.24%, 3/17/42(a)(b) 1,620,000 1,619,087
Tricon Trust,
2026-SFR2
CME Term SOFR 1 Month + 1.30%,
4.90%, 6/17/43(a)(b) 9,475,000 9,491,144

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (17.9%) (cont’d)
2026-SFR2
CME Term SOFR 1 Month + 1.65%,
5.25%, 6/17/43(a)(b) $ 1,000,000 $ 1,001,498
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 1,656,748 1,651,641
2026-1
5.07%, 6/26/34(a) 2,255,000 2,252,988
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 2,164,549 2,148,594
US Bank NA,
2026-RVM1
4.96%, 12/25/46(a) 3,896,812 3,854,922
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 5,065,000 4,859,625
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 105,062 101,205
VINE Trust,
2024-SFR1
4.50%, 3/17/41(a) 3,410,000 3,320,196
Willis Engine Structured Trust IX,
2025-B
5.16%, 12/15/50(a) 2,008,733 1,994,534
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 1,601,650 1,607,623
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 147,601 147,996
237,602,565
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 5 .6% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.28%,
6.00%, 1/1/36(b) 62,416 64,134
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.33%,
6.08%, 7/1/38(b) 65,373 67,347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.23%, 3/1/37(b) 88,352 91,175
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 33,312 34,347
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 18,481,300 18,585,293
UMBS, 30 Year
5.50%, 11/1/54 - 2/1/55 8,086,617 8,132,665
6.00%, 9/1/37 19,374 20,052
6.50%, 2/1/28 - 10/1/32 32,746 33,893
7.00%, 7/1/29 - 3/1/37 46,017 48,589
UMBS, Single Family, 30 Year
5.00%, 7/25/56, TBA 47,571,000 46,747,800
Face
Amount Value
5.50%, 7/25/56, TBA $ 140,000 $ 140,487
73,965,782
Commercial Mortgage-Backed Securities ( 17 .6% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 286,583 273,210
Angel Oak SB Commercial
Mortgage Trust
2.07%, 5/25/50(a)(b) 157,733 154,128
BAMLL Commercial Mortgage
Securities Trust
3.47%, 11/5/32(a) 591,000 574,182
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
5.98%, 8/15/39(a)(b) 534,000 536,824
CME Term SOFR 1 Month + 2.90%,
6.53%, 8/15/39(a)(b) 770,000 774,342
Bellemeade RE Ltd.
SOFR30A + 3.85%,
7.48%, 9/25/31(a)(b) 2,100,000 2,158,863
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.12%, 12/15/35(a)(b) 1,328,000 1,311,898
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.13%, 11/15/42(a)(b) 3,755,000 3,768,500
CME Term SOFR 1 Month + 1.80%,
5.43%, 11/15/42(a)(b) 865,000 869,669
CME Term SOFR 1 Month + 1.84%,
5.47%, 11/15/41(a)(b) 500,000 501,158
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.23%, 12/15/42(a)(b) 1,557,000 1,562,295
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(c) 1,592,457 1,592,857
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.70%,
5.33%, 2/15/43(a)(b) 3,000,000 3,025,314
BX Trust
CME Term SOFR 1 Month + 1.40%,
5.03%, 5/15/43(a)(b) 3,655,000 3,663,825
CME Term SOFR 1 Month + 1.85%,
5.47%, 7/15/42(a)(b) 1,675,000 1,683,905
Champs Trust
8.91%, 9/25/61(a) 3,762,962 3,927,258
Chase Home Lending Mortgage
Trust
5.50%, 2/25/56(a)(b) 1,671,276 1,665,971
5.50%, 11/25/56(a)(b) 2,790,709 2,782,786
5.50%, 1/25/57(a)(b) 1,990,462 1,983,576
COMM Mortgage Trust
5.50%, 8/10/40(a) 1,000,000 982,615
CRSNT Trust
CME Term SOFR 1 Month + 1.40%,
5.03%, 2/15/43(a)(b) 3,055,000 3,060,586
CSMC Trust
3.90%, 4/25/62(a)(b) 1,080,111 1,034,471
CME Term SOFR 1 Month + 3.83%,
7.45%, 8/15/26(a)(b) 2,512,868 2,508,301

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (17.6%) (cont’d)
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
4.98%, 11/15/42(a)(b) $ 1,875,000 $ 1,879,186
CME Term SOFR 1 Month + 1.60%,
5.23%, 11/15/42(a)(b) 1,095,000 1,098,370
Durst Commercial Mortgage Trust
6.02%, 8/10/42(a)(b) 995,000 1,007,706
7.02%, 8/10/42(a)(b) 159,000 163,835
EFMT
SOFR30A + 1.15%,
4.78%, 2/25/71(a)(b) 2,373,774 2,377,251
Extended Stay America Trust
CME Term SOFR 1 Month + 1.60%,
5.23%, 10/15/42(a)(b) 2,793,087 2,805,850
CME Term SOFR 1 Month + 1.60%,
5.23%, 2/15/43(a)(b) 1,185,204 1,193,652
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 2/25/59 398,648 368,234
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.43%, 11/25/41(a)(b) 880,000 903,757
SOFR30A + 8.50%,
12.13%, 2/25/42(a)(b) 1,035,000 1,083,730
FHLMC STACR Trust
SOFR30A + 6.25%,
9.88%, 9/25/41(a)(b) 660,000 668,743
FHLMC, REMIC
SOFR30A + 0.70%,
4.33%, 9/25/55(b) 5,135,784 5,140,862
SOFR30A + 0.95%,
4.58%, 10/25/54(b) 2,087,390 2,094,432
SOFR30A + 1.00%,
4.63%, 2/25/54(b) 1,331,876 1,337,800
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 130,697 131,321
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 710,713 714,251
SOFR30A + 1.00%,
4.63%, 4/25/55(b) 1,254,022 1,255,734
SOFR30A + 1.05%,
4.68%, 4/25/54(b) 3,153,035 3,168,865
SOFR30A + 1.05%,
4.68%, 10/25/54(b) 1,694,895 1,704,586
SOFR30A + 1.10%,
4.73%, 8/25/53(b) 2,684,509 2,702,611
SOFR30A + 1.10%,
4.73%, 4/25/54(b) 1,564,945 1,574,906
SOFR30A + 1.10%,
4.73%, 4/25/54(b) 556,817 561,619
SOFR30A + 1.10%,
4.73%, 5/25/54(b) 484,522 488,661
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 1,404,847 1,413,185
SOFR30A + 1.15%,
4.78%, 2/25/55(b) 2,187,366 2,205,065
Face
Amount Value
SOFR30A + 1.15%,
4.78%, 7/25/55(b) $ 1,677,844 $ 1,684,273
SOFR30A + 1.20%,
4.83%, 2/25/54(b) 2,721,827 2,748,440
SOFR30A + 1.20%,
4.83%, 8/25/54(b) 1,871,426 1,886,396
SOFR30A + 1.25%,
4.88%, 5/25/54(b) 1,989,231 2,010,897
SOFR30A + 1.25%,
4.88%, 11/25/54(b) 3,820,857 3,834,936
SOFR30A + 1.26%,
4.89%, 4/25/54(b) 1,755,665 1,776,865
SOFR30A + 1.30%,
4.93%, 8/25/54(b) 632,661 638,078
SOFR30A + 1.40%,
5.03%, 1/25/54(b) 964,278 976,344
SOFR30A + 1.43%,
5.06%, 12/25/54(b) 606,296 612,252
7.50%, 9/15/29 26,875 27,339
FHLMC, Strips
SOFR30A + 1.15%,
4.78%, 10/25/53(b) 1,611,865 1,626,470
SOFR30A + 1.30%,
4.93%, 10/25/53(b) 827,174 836,278
FMC GMSR Issuer Trust
4.45%, 1/25/28(a)(b) 1,500,000 1,484,531
FNMA, REMIC
SOFR30A + 0.95%,
4.58%, 1/25/54(b) 275,876 277,794
SOFR30A + 1.00%,
4.63%, 11/25/54(b) 1,894,687 1,898,699
SOFR30A + 1.05%,
4.68%, 12/25/54(b) 1,577,224 1,583,865
SOFR30A + 1.05%,
4.68%, 9/25/55(b) 1,447,060 1,451,773
SOFR30A + 1.10%,
4.73%, 7/25/54(b) 3,471,155 3,497,939
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 1,348,537 1,357,644
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 1,802,905 1,816,957
SOFR30A + 1.15%,
4.78%, 5/25/54(b) 2,988,720 3,004,579
SOFR30A + 1.15%,
4.78%, 6/25/54(b) 998,429 1,005,996
SOFR30A + 1.15%,
4.78%, 6/25/54(b) 1,351,522 1,359,390
SOFR30A + 1.15%,
4.78%, 8/25/55(b) 1,702,625 1,711,591
SOFR30A + 1.20%,
4.83%, 5/25/54(b) 464,292 468,431
SOFR30A + 1.25%,
4.88%, 10/25/54(b) 808,319 812,894
SOFR30A + 1.25%,
4.88%, 11/25/54(b) 5,230,173 5,268,999
SOFR30A + 1.30%,
4.93%, 10/25/53(b) 2,342,342 2,366,540

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (17.6%) (cont’d)
SOFR30A + 1.30%,
4.93%, 11/25/54(b) $ 2,903,324 $ 2,925,692
SOFR30A + 1.35%,
4.98%, 3/25/55(b) 1,923,121 1,941,566
SOFR30A + 1.47%,
5.10%, 11/25/54(b) 3,279,085 3,303,071
SOFR30A + 1.47%,
5.10%, 11/25/54(b) 1,745,950 1,765,838
SOFR30A + 1.50%,
5.13%, 12/25/54(b) 2,956,102 2,978,870
Fontainebleau Miami Beach
Mortgage Trust
CME Term SOFR 1 Month + 1.85%,
5.48%, 12/15/39(a)(b) 2,195,000 2,202,176
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 924,610
GNMA
CME Term SOFR 1 Month + 0.39%,
4.04%, 5/20/63(b) 1,119 1,112
CME Term SOFR 1 Month + 0.56%,
4.21%, 5/20/62(b) 74 74
CME Term SOFR 1 Month + 0.61%,
4.26%, 3/20/61(b) 8,717 8,746
CME Term SOFR 1 Month + 0.67%,
4.32%, 9/20/62(b) 25,935 26,038
CME Term SOFR 1 Month + 0.71%,
4.36%, 1/20/64(b) 7,735 7,771
SOFR30A + 0.85%,
4.46%, 12/20/53(b) 1,905,153 1,904,853
SOFR30A + 0.90%,
4.51%, 7/20/53(b) 1,301,948 1,305,941
SOFR30A + 0.95%,
4.56%, 3/20/54(b) 401,608 403,718
SOFR30A + 0.95%,
4.56%, 10/20/54(b) 472,029 473,924
SOFR30A + 1.00%,
4.61%, 2/20/54(b) 814,112 817,164
SOFR30A + 1.00%,
4.61%, 12/20/54(b) 864,249 868,045
SOFR30A + 1.00%,
4.61%, 6/20/55(b) 853,602 856,325
SOFR30A + 1.00%,
4.61%, 9/20/64(b) 1,624,761 1,639,914
SOFR30A + 1.00%,
4.61%, 12/20/65(b) 3,993,213 4,012,351
SOFR30A + 1.05%,
4.66%, 12/20/54(b) 1,090,909 1,100,426
SOFR30A + 1.05%,
4.66%, 10/20/55(b) 1,369,798 1,378,000
SOFR30A + 1.05%,
4.66%, 2/20/65(b) 3,730,049 3,760,635
SOFR30A + 1.10%,
4.71%, 8/20/53(b) 1,413,131 1,423,839
SOFR30A + 1.10%,
4.71%, 8/20/65(b) 2,119,613 2,127,904
SOFR30A + 1.18%,
4.79%, 3/20/64(b) 1,385,680 1,394,564
Face
Amount Value
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.17%, 3/15/39(a)(b) $ 1,391,000 $ 1,395,331
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.13%, 12/15/42(a)(b) 2,002,000 1,994,920
GWT
CME Term SOFR 1 Month + 1.69%,
5.32%, 5/15/41(a)(b) 2,580,000 2,589,334
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 3/15/42(a)(b) 520,000 521,559
CME Term SOFR 1 Month + 1.74%,
5.37%, 3/15/42(a)(b) 2,500,000 2,509,373
Home RE Ltd.
SOFR30A + 4.15%,
7.78%, 1/25/34(a)(b) 1,005,000 1,015,613
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.47%, 9/15/41(a)(b) 3,275,000 3,283,377
CME Term SOFR 1 Month + 2.84%,
6.47%, 9/15/41(a)(b) 297,000 297,952
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
5.87%, 3/15/42(a)(b) 2,181,000 2,185,007
J.P. Morgan Chase Commercial
Mortgage Securities Trust
CME Term SOFR 1 Month + 1.65%,
5.25%, 6/15/39(a)(b) 3,930,000 3,941,809
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.70%,
5.33%, 6/15/39(a)(b) 1,250,000 1,256,826
CME Term SOFR 1 Month + 1.95%,
5.58%, 6/15/39(a)(b) 1,125,000 1,132,118
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.40%, 12/19/30(a)(b) 1,548,000 1,556,267
MFA Trust
6.33%, 9/25/54(c) 396,410 397,300
Neighborly Issuer LLC
7.31%, 1/30/53(a) 3,531,375 3,536,770
New Residential Mortgage Loan
Trust
3.75%, 9/25/57(a)(b) 125,800 116,804
3.75%, 5/28/52(a)(b) 20,737 19,870
3.75%, 8/25/55(a)(b) 45,547 43,856
NJ
6.28%, 3/5/35(a)(b) 540,000 542,035
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 415,589 420,689
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 10/15/40(a)(b) 435,000 436,643
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.62%, 8/15/29(a)(b) 1,020,000 1,021,743
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.84%, 11/15/38(a)(b) 5,035,000 5,039,932

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (17.6%) (cont’d)
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(b) $ 99,355 $ 94,638
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.12%, 12/15/39(a)(b) 712,000 714,139
CME Term SOFR 1 Month + 1.89%,
5.52%, 12/15/39(a)(b) 2,642,000 2,652,351
CME Term SOFR 1 Month + 2.79%,
6.42%, 12/15/39(a)(b) 254,000 255,776
PENN Commercial Mortgage Trust
5.52%, 8/10/42(a)(b) 960,000 970,416
PFDR Trust
CME Term SOFR 1 Month + 1.70%,
5.31%, 6/15/43(a)(b) 2,445,000 2,448,734
PNW Trust
CME Term SOFR 1 Month + 1.71%,
5.34%, 4/15/41(a)(b) 1,710,000 1,707,696
PRKCM Trust
6.99%, 9/25/58(a)(c) 1,318,504 1,319,521
PRM5 Trust
5.81%, 3/10/33(a)(b) 600,000 594,327
PRMI Securitization Trust
SOFR30A + 1.50%,
5.09%, 12/25/55(a)(b) 1,604,553 1,611,447
Provident Funding Mortgage Trust
5.50%, 11/25/55(a)(b) 2,109,412 2,102,952
6.00%, 8/25/55(a)(b) 652,687 655,131
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 424,398 425,818
Radnor Re Ltd.
SOFR30A + 2.70%,
6.33%, 7/25/33(a)(b) 279 280
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
5.37%, 5/15/39(a)(b) 437,000 438,192
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
4.37%, 8/20/34(b) 32,363 29,833
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.58%, 10/15/41(a)(b) 2,730,000 2,737,279
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.22%, 6/15/39(a)(b) 1,375,000 1,375,388
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 540,000 557,234
UK Logistics DAC
SONIA + 1.35%,
5.09%, 8/15/36(a)(b) GBP 2,266,000 3,011,723
Wells Fargo Commercial Mortgage
Trust
4.83%, 3/10/41(a)(b) $ 1,294,000 1,278,140
CME Term SOFR 1 Month + 1.54%,
5.17%, 8/15/42(a)(b) 5,107,000 5,120,484
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 1,105,000 1,103,637
232,480,367
Face
Amount Value
Corporate Bonds ( 43 .0% )
Aerospace & Defense (0.9%)
Boeing Co. (The)
6.30%, 5/1/29 $ 5,513,000 $ 5,740,299
Hexcel Corp.
4.90%, 5/15/31 2,322,000 2,315,594
TransDigm, Inc.
6.38%, 3/1/29(a)(d) 3,455,000 3,512,114
11,568,007
Automobile Components (0.2%)
Clarios Global LP
6.75%, 2/15/30(a) 2,434,000 2,509,442
Automobiles (1.1%)
General Motors Co.
6.80%, 10/1/27(d) 5,017,000 5,139,041
Hyundai Capital America
4.50%, 9/18/30(a) 5,125,000 5,034,321
4.55%, 1/8/31(a) 2,153,000 2,118,401
4.90%, 6/23/28(a) 2,632,000 2,639,489
14,931,252
Banks (12.0%)
AIB Group plc
6.61%, 9/13/29(a)(b) 4,948,000 5,134,514
Banco Santander SA
4.18%, 3/24/28(b) 5,600,000 5,585,096
5.59%, 8/8/28(d) 4,050,000 4,121,315
6.61%, 11/7/28 2,256,000 2,357,761
Bank of America Corp.
4.46%, 2/6/32(b) 10,537,000 10,353,984
4.70%, 4/23/32(b) 15,754,000 15,624,866
Bank of Montreal
4.44%, 1/14/32(b) 3,293,000 3,238,292
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
5.40%, 6/3/31(a) 3,065,000 3,107,144
BNP Paribas SA
5.34%, 6/12/29(a)(b) 5,639,000 5,704,628
BPCE SA
4.76%, 1/13/32(a)(b) 3,466,000 3,417,412
CaixaBank SA
4.82%, 4/22/32(a)(b) 5,065,000 5,025,222
Canadian Imperial Bank of Commerce
4.28%, 1/29/30(b) 2,772,000 2,741,942
4.58%, 9/8/31(b) 2,854,000 2,827,143
DNB Bank ASA
4.83%, 3/30/32(a)(b) 7,501,000 7,476,214
HSBC Holdings plc
5.60%, 5/17/28(b) 6,826,000 6,886,181
HSBC USA, Inc.
4.65%, 6/3/28 645,000 647,008
ING Groep NV
4.80%, 3/23/32(b) 6,600,000 6,557,874
JPMorgan Chase & Co.
3.63%, 12/1/27 300,000 296,633
4.26%, 10/22/31(b) 4,237,000 4,143,199
4.62%, 4/23/32(b) 3,010,000 2,975,927
4.92%, 1/24/29(b) 325,000 326,633

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.0%) (cont’d)
5.01%, 1/23/30(b) $ 2,876,000 $ 2,895,832
5.57%, 4/22/28(b)(d) 2,662,000 2,684,565
6.09%, 10/23/29(b) 7,138,000 7,356,199
KeyBank NA
5.85%, 11/15/27(d) 1,816,000 1,845,532
NatWest Group plc
5.12%, 5/23/31(b) 9,012,000 9,066,521
Pinnacle Bank
5.63%, 2/15/28 2,680,000 2,708,188
Pinnacle Financial Partners, Inc.
6.17%, 11/1/30(b) 3,677,000 3,764,458
PNC Bank NA
2.70%, 10/22/29(d) 1,340,000 1,259,367
PNC Financial Services Group, Inc. (The)
5.30%, 1/21/28(b) 2,659,000 2,670,491
Royal Bank of Canada
4.61%, 5/3/32(b) 7,875,000 7,787,864
Societe Generale SA
5.37%, 5/27/32(a)(b) 2,400,000 2,414,627
Swedbank AB
6.14%, 9/12/26(a) 1,835,000 1,840,750
Truist Financial Corp.
4.60%, 1/27/32(b) 4,242,000 4,184,487
4.68%, 4/23/32(b) 6,571,000 6,487,668
Wells Fargo & Co.
4.18%, 1/23/30(b) 3,258,000 3,215,695
158,731,232
Beverages (0.2%)
Maple Parent Holdings Corp.
4.75%, 3/26/29(a) 3,133,000 3,131,517
Biotechnology (0.2%)
Biogen, Inc.
2.25%, 5/1/30(d) 2,304,000 2,103,702
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a)(d) 2,726,000 2,732,957
Capital Markets (6.8%)
Antares Holdings LP
2.75%, 1/15/27(a)(d) 444,000 437,671
3.75%, 7/15/27(a) 2,844,000 2,793,277
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 4,127,000 4,103,992
Bank of New York Mellon Corp. (The)
4.73%, 4/20/29(b) 1,388,000 1,394,146
4.94%, 2/11/31(b)(d) 1,418,000 1,430,310
Blackstone Private Credit Fund
2.63%, 12/15/26 3,767,000 3,726,426
Blue Owl Credit Income Corp.
6.60%, 9/15/29 2,148,000 2,162,778
Blue Owl Finance LLC
3.13%, 6/10/31(d) 1,561,000 1,372,993
Brookfield Asset Management Ltd.
4.65%, 11/15/30 5,191,000 5,124,858
4.83%, 4/15/31(d) 1,375,000 1,362,509
Face
Amount Value
CI Financial Corp.
7.50%, 5/30/29(a) $ 5,606,000 $ 5,877,397
Citadel Finance LLC
5.90%, 2/10/30(a) 5,151,000 5,196,136
Citadel LP
6.38%, 1/23/32(a)(d) 557,000 580,298
Citadel Securities Global Holdings LLC
5.13%, 1/27/32(a) 947,000 935,890
6.20%, 6/18/35(a) 2,351,000 2,404,794
Deutsche Bank AG
5.37%, 1/10/29(b) 5,659,000 5,715,276
Goldman Sachs Group, Inc. (The)
3.62%, 3/15/28(b) 932,000 925,966
4.36%, 1/21/29(b) 4,706,000 4,714,134
4.37%, 10/21/31(b) 3,166,000 3,097,129
4.52%, 1/21/32(b) 2,948,000 2,892,955
4.59%, 4/20/30(b) 2,125,000 2,113,281
4.97%, 6/3/32(b) 5,433,000 5,431,040
5.22%, 4/23/31(b) 3,399,000 3,433,474
Jefferies Financial Group, Inc.
2.75%, 10/15/32 1,712,000 1,463,485
5.13%, 4/28/31 6,320,000 6,240,489
LPL Holdings, Inc.
4.00%, 3/15/29(a) 2,688,000 2,613,866
4.38%, 5/15/31(a)(d) 2,792,000 2,684,700
Marex Group plc
5.68%, 4/21/31 2,003,000 2,004,615
6.40%, 11/4/29 2,985,000 3,060,348
Oaktree Strategic Credit Fund
6.50%, 7/23/29 661,000 665,785
8.40%, 11/14/28 1,398,000 1,466,224
UBS Group AG
4.21%, 4/10/30(a)(b) 2,510,000 2,469,045
89,895,287
Chemicals (0.2%)
Avient Corp.
7.13%, 8/1/30(a)(d) 1,916,000 1,952,617
Consumer Finance (1.8%)
Aircastle Ltd.
5.00%, 5/15/31(a) 2,788,000 2,763,456
Azorra Finance Ltd.
7.75%, 4/15/30(a) 2,089,000 2,168,564
Ford Motor Credit Co. LLC
5.11%, 5/3/29 3,471,000 3,447,554
5.30%, 9/6/29 2,994,000 2,983,839
5.73%, 9/5/30(d) 888,000 893,197
6.05%, 11/5/31 915,000 926,609
General Motors Financial Co., Inc.
4.60%, 1/8/31(d) 2,685,000 2,649,008
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a) 6,841,000 6,704,509
Synchrony Financial
5.45%, 3/6/31(b) 612,000 612,189
23,148,925

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.0%) (cont’d)
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) $ 4,659,000 $ 4,527,529
Diversified Telecommunication Services (0.3%)
CCO Holdings LLC
5.00%, 2/1/28(a) 2,039,000 2,014,505
5.13%, 5/1/27(a) 2,353,000 2,349,446
4,363,951
Electric Utilities (1.5%)
Capital Power US Holdings, Inc.
5.26%, 6/1/28(a) 7,031,000 7,075,883
Liberty Utilities Co.
5.58%, 1/31/29(a)(d) 2,840,000 2,894,466
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 2,416,000 2,422,199
4.90%, 2/28/28 1,116,000 1,122,191
Vistra Operations Co. LLC
4.30%, 10/15/28(a)(d) 4,314,000 4,265,639
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 2,450,000 2,432,636
20,213,014
Electronic Equipment, Instruments & Components (0.9%)
Ingram Micro, Inc.
4.75%, 5/15/29(a) 3,684,000 3,620,370
TD SYNNEX Corp.
4.30%, 1/17/29 3,305,000 3,264,248
Vontier Corp.
2.95%, 4/1/31(d) 5,794,000 5,253,453
12,138,071
Financial Services (3.6%)
Enact Holdings, Inc.
6.25%, 5/28/29 1,795,000 1,848,132
Equitable America Global Funding
5.13%, 6/15/31(a) 3,112,000 3,124,351
Essent Group Ltd.
6.25%, 7/1/29 4,490,000 4,630,930
HA Sustainable Infrastructure Capital, Inc.
5.95%, 7/15/33(a)(d) 2,540,000 2,551,736
6.38%, 7/1/34 2,327,000 2,374,343
Midcap Financial Issuer Trust
5.37%, 4/15/29(a) 1,745,000 1,736,166
Nykredit Realkredit A/S
3.50%, 4/1/53 - 10/1/56 DKK 124,862,080 18,390,965
PNMAC GMSR Issuer Trust
3.65%, 5/25/33(a)(b) $ 910,000 912,290
Radian Group, Inc.
4.88%, 3/15/27 5,236,000 5,231,717
Rocket Mortgage LLC
3.63%, 3/1/29(a) 4,999,000 4,811,720
UWM Holdings LLC
6.25%, 3/15/31(a) 2,068,000 1,844,663
47,457,013
Food Products (1.1%)
JDE Peet's NV
1.38%, 1/15/27(a) 5,528,000 5,426,545
Face
Amount Value
Smithfield Foods, Inc.
4.25%, 2/1/27(a) $ 8,542,000 $ 8,522,497
13,949,042
Ground Transportation (0.3%)
Ashtead Capital, Inc.
4.38%, 8/15/27(a) 2,792,000 2,781,765
Uber Technologies, Inc.
4.50%, 8/15/29(a) 1,658,000 1,646,743
4,428,508
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
5.25%, 10/1/29(a) 3,136,000 3,118,420
Health Care Providers & Services (0.8%)
Centene Corp.
4.63%, 12/15/29 3,061,000 2,970,965
HCA, Inc.
3.13%, 3/15/27 1,822,000 1,805,386
5.50%, 3/1/32 4,989,000 5,099,606
Icon Investments Six DAC
5.85%, 5/8/29(d) 1,275,000 1,303,042
11,178,999
Health Care REITs (0.4%)
CTR Partnership LP
3.88%, 6/30/28(a) 5,935,000 5,787,190
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp. Ltd.
5.75%, 8/1/32(a)(d) 1,900,000 1,920,933
Las Vegas Sands Corp.
6.00%, 6/14/30 4,276,000 4,397,908
6,318,841
Independent Power and Renewable Electricity Producers
(0.2%)
AES Corp. (The)
5.20%, 7/15/29 3,070,000 3,088,026
Insurance (3.2%)
American National Global Funding
5.25%, 6/3/30(a) 1,925,000 1,927,679
American National Group, Inc.
6.00%, 7/15/35(d) 1,924,000 1,917,812
6.14%, 6/13/32(a)(d) 1,062,000 1,095,797
Athene Global Funding
5.35%, 7/9/27(a) 1,648,000 1,659,778
5.38%, 1/7/30(a) 2,115,000 2,122,435
Athene Holding Ltd.
6.65%, 2/1/33 3,034,000 3,200,493
CRC Insurance Group LLC
7.13%, 6/1/31(a) 2,231,000 2,225,213
Fortitude Global Funding
4.63%, 10/6/28(a) 1,774,000 1,755,256
5.50%, 6/12/31(a) 2,309,000 2,321,794
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 3,141,000 3,212,093
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 755,000 677,723

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.0%) (cont’d)
4.40%, 10/15/29(a) $ 2,987,000 $ 2,900,155
7.95%, 6/15/33(a) 1,961,000 2,170,891
Intact Financial Corp.
5.46%, 9/22/32(a) 4,428,000 4,545,539
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b)(d) 2,520,000 2,502,538
NLG Global Funding
4.35%, 9/15/30(a) 2,555,000 2,501,313
Willis North America, Inc.
4.55%, 3/15/31 6,291,000 6,180,041
42,916,550
Media (0.6%)
Charter Communications Operating LLC
6.55%, 6/1/34 1,864,000 1,903,670
6.65%, 2/1/34 2,767,000 2,840,517
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a)(d) 2,301,000 2,292,923
Videotron Ltd.
3.63%, 6/15/29(a) 1,504,000 1,450,916
8,488,026
Oil, Gas & Consumable Fuels (0.6%)
ONEOK, Inc.
5.38%, 6/1/29 4,661,000 4,738,957
Raizen Fuels Finance SA
6.25%, 7/8/32(a) 1,501,000 825,550
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 2,174,000 2,161,644
7,726,151
Passenger Airlines (0.9%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 1,245,000 1,235,086
Air Canada
3.88%, 8/15/26(a) 3,836,000 3,834,958
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 6,924,579 6,919,757
11,989,801
Pharmaceuticals (0.2%)
Viatris, Inc.
2.70%, 6/22/30 2,402,000 2,192,803
Software (1.2%)
Cloud Software Group LLC
6.50%, 3/31/29(a) 2,088,000 2,027,492
Oracle Corp.
4.80%, 9/26/32(d) 7,274,000 6,924,241
5.35%, 5/4/33 4,406,000 4,281,090
5.70%, 2/4/36 3,027,000 2,932,577
16,165,400
Specialized REITs (0.7%)
EPR Properties
4.75%, 11/15/30 5,657,000 5,538,193
4.95%, 4/15/28 3,024,000 3,025,637
8,563,830
Face
Amount Value
Specialty Retail (0.5%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) $ 3,454,000 $ 3,310,653
4.63%, 12/15/27(a) 653,000 650,296
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(d) 2,737,000 2,687,161
6,648,110
Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 2,227,000 2,324,812
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 2,332,000 2,572,926
4,897,738
Tobacco (0.6%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 7,100,000 7,255,241
Transportation Infrastructure (0.1%)
Seaspan Corp. Pte. Ltd.
5.50%, 8/1/29(a) 1,090,000 1,070,242
Wireless Telecommunication Services (0.3%)
T-Mobile USA, Inc.
2.55%, 2/15/31 4,256,000 3,862,768
569,050,202
Sovereign ( 0 .2% )
Petroleos Mexicanos
6.50%, 3/13/27 544,000 548,148
Romania Government Bond
5.88%, 7/11/32 EUR 1,851,000 2,222,318
2,770,466
U.S. Government and Agency Securities ( 12 .7% )
U.S. Treasury Bond
6.25%, 5/15/30(d) $ 1,056,000 1,133,509
U.S. Treasury Notes
0.63%, 5/15/30 892,000 779,524
0.63%, 8/15/30 55,000 47,638
1.00%, 7/31/28 9,124,000 8,554,997
1.13%, 8/31/28 22,327,000 20,936,359
1.13%, 2/15/31 622,000 542,865
1.25%, 11/30/26(d) 164,000 162,186
1.25%, 5/31/28 90,000 85,228
1.25%, 9/30/28 288,000 270,146
1.38%, 10/31/28 37,000 34,723
1.38%, 12/31/28(d) 1,036,000 968,093
1.50%, 8/15/26 418,000 416,775
1.63%, 8/15/29 2,087,000 1,934,388
1.63%, 5/15/31 725,000 643,268
1.75%, 11/15/29 2,589,000 2,395,381
2.25%, 2/15/27 294,000 290,848
2.75%, 7/31/27 1,314,000 1,294,906
2.75%, 8/15/32 32,379,000 29,741,882
3.25%, 6/30/27 1,132,000 1,122,611
3.50%, 9/30/26 768,000 767,358
3.50%, 4/30/28 9,756,000 9,642,243
3.63%, 8/31/30 29,000,000 28,373,555

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
U.S. Government and Agency Securities (12.7%)
(continued)
3.75%, 4/30/28 $ 1,347,000 $ 1,337,424
3.75%, 5/31/30 25,456,000 25,057,753
3.75%, 6/30/30 18,000 17,710
3.88%, 3/15/28 348,000 346,355
3.88%, 3/31/28 1,157,000 1,151,441
3.88%, 6/15/28 304,000 302,379
3.88%, 5/15/29 300,000 297,715
3.88%, 3/31/31 53,000 52,255
3.88%, 4/30/31(d) 1,166,000 1,149,421
4.00%, 1/15/27(d) 3,719,000 3,719,477
4.00%, 5/31/28(d) 3,377,000 3,367,370
4.13%, 10/31/26 2,270,000 2,271,464
4.13%, 2/28/27(d) 2,322,000 2,323,714
4.13%, 3/31/29 4,517,000 4,512,324
4.13%, 6/15/29 2,050,000 2,048,158
4.13%, 5/31/31(d) 200,000 199,297
4.25%, 3/15/27(d) 213,000 213,367
4.38%, 8/15/26 380,000 380,211
4.50%, 7/15/26(d) 1,183,000 1,183,342
4.50%, 5/15/27(d) 220,000 220,754
4.50%, 5/31/29 4,751,000 4,794,520
4.63%, 11/15/26(d) 1,350,000 1,353,583
4.63%, 6/15/27 1,921,000 1,930,424
168,368,941
Total Fixed Income Securities
(Cost $1,288,867,641)
1,284,238,323
–
Shares
Investment Companies ( 2 .2% )
Eaton Vance Floating-Rate ETF(d)
(e) 452,488 21,947,976
Eaton Vance Ultra-Short Income
ETF(e) 150,000 7,620,000
Total Investment Companies
(Cost $30,050,831)
29,567,976
Short-Term Investments ( 4 .6% )
Investment Company ( 3 .9% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (f)
(Cost $51,648,517)
51,648,517 51,648,517
Security held as Collateral on Loaned Securities ( 0 .4% )
Investment Company (0.4%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (f)
(Cost $5,824,885)
5,824,885 5,824,885
Face
Amount Value
U.S. Government and Agency Security ( 0 .3% )
U.S. Treasury Bill
3.72%, 12/3/26(g)
(Cost $3,474,186)
$ 3,530,100 $ 3,472,630
Total Short-Term Investments
(Cost $60,947,588)
60,946,032
Total Investments ( 103 .8% )
( Cost $ 1,379,866,060 ) including
$ 39,608,297 of Securities Loaned (h) (i) 1,374,752,331
Liabilities in Excess of Other Assets (-3.8%)
(50,788,804)
Net Assets (100.0%) $1,323,963,527
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 39,608,297 and $ 41,617,916 , respectively. The Fund received cash collateral of $ 5,824,885 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 35,793,031 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) For the period ended June 30, 2026, the cost of purchases of Eaton
Vance Floating-Rate ETF and Eaton Vance Ultra-Short Income ETF,
which may be deemed affiliates of the Adviser under the Investment
Company Act of 1940, were $11,969,121 and 2,546,500
respectively. For the period ended June 30, 2026, management fees related Fund's investments in Eaton Vance Floating-Rate ETF and
Eaton Vance Ultra-Short Income
ETF
were reduced by $73,792 and
$8,521, respectively.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $27,217 relating to the Fund’s investment in the Liquidity Fund.
(g) All or a portion of the security pledged as collateral for futures contracts.
(h) At June 30, 2026, the aggregate cost for federal income tax purposes is $1,379,866,060. The aggregate gross unrealized appreciation is $2,685,497 and the aggregate gross unrealized depreciation is
$7,799,226, resulting in net unrealized depreciation of $5,113,729.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(i) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.2)%
Collateralized Mortgage Obligations — Agency Collateral Series - (1.2)%
UMBS, Single Family, 30 Year, 5.50%, TBA, 7/25/56 $ (15,568,000) $ (15,622,123)
Total Securities Sold Short (proceeds $15,535,769) $ (15,622,123)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
Citibank N.A. $ 2,266,000 GBP 3,040,025 9/16/26 $ 34,299
J.P. Morgan Chase Bank N.A. $ 119,434,091 DKK 18,574,220 9/16/26 241,298
J.P. Morgan Chase Bank N.A. $ 2,119,882 EUR 2,462,964 9/16/26 32,919
$ 308,516
DKK Denmark Krone
EUR Euro
GBP British Pound
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 2,115 Sep-26 $ 423,000,000 $ 435,970,897 $ (571,862)
U.S. Treasury 5 Year Notes 390 Sep-26 39,000,000 41,748,281 30,788
Short:
Euro-Bund 118 Sep-26 EUR (11,800,000) (17,168,845) (222,720)
U.S. Treasury 10 Year Notes 736 Sep-26 $ (73,600,000) (80,879,500) (628,575)
U.S. Treasury 10 Year Ultra Bonds 124 Sep-26 (12,400,000) (13,946,125) (27,840)
U.S. Treasury Long Bonds 119 Sep-26 (11,900,000) (13,506,500) (52,428)
U.S. Treasury Ultra Bonds 18 Sep-26 (1,800,000) (2,090,813) 7,840
$ (1,464,797)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 41 .6%
Asset-Backed Securities 17 .4
Commercial Mortgage-Backed Securities 17 .0
U.S. Government and Agency Securities 12 .6
Other** 6 .0
Collateralized Mortgage Obligations — Agency
Collateral Series 5 .4
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 605,310,961 and net unrealized depreciation of $ 1,464,797 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 308,516 .

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (88.0%)
Corporate Bonds ( 0 .6% )
Commercial Services & Supplies (0.1%)
John D and Catherine T MacArthur Foundation
1.30%, 12/1/30 $ 1,000,000 $ 865,001
Diversified Consumer Services (0.2%)
Trustees of Dartmouth College
4.27%, 6/1/30 1,000,000 993,662
Health Care Providers & Services (0.3%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32(a) 2,304,000 2,348,996
4,207,659
Municipal Bonds ( 87 .0% )
Certificate of Participation/Lease ( 0 .5% )
City of Lone Tree,
Series 2024
5.00%, 12/1/26 1,095,000 1,104,873
County of Larimer,
Series 2025 B
3.95%, 12/1/27 1,575,000 1,569,457
Series 2025 B
4.05%, 12/1/28 1,600,000 1,589,950
4,264,280
–
Education ( 7 .2% )
Arizona Industrial Development Authority,
Equitable School Revolving Fund LLC Obligated Group
Series 2026 A
5.00%, 11/1/31 1,000,000 1,087,334
Board of Governors of Colorado State,
University System
Series 2023 A-2
4.38%, 3/1/48(b) 1,000,000 1,020,248
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,488,175
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 2,055,000 2,063,065
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,000,000
Yale University
Series 2025 B-1
5.00%, 7/1/64(b) 2,500,000 2,719,935
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/29 500,000 517,183
Kentucky Bond Development Corp.,
PRG Wildcats LLC
Series 2026 A
5.00%, 4/30/30 500,000 535,929
Series 2026 A
5.00%, 10/31/30 425,000 458,758
Face
Amount Value
Series 2026 A
5.00%, 4/30/31 $ 500,000 $ 543,226
Series 2026 A
5.00%, 10/31/31 500,000 546,523
Louisiana State University & Agricultural & Mechanical College,
Series 2026
5.00%, 7/1/31 1,160,000 1,278,251
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(b) 2,190,000 2,440,536
Trustees of Boston University
Series 2026 B-2
5.00%, 10/1/42(b)(c) 2,500,000 2,750,344
Series 2026 A-2
5.00%, 10/1/65(b) 1,135,000 1,286,180
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 609,430
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/32 2,975,000 3,350,257
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,057,850
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/29 2,000,000 2,111,583
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,233,105
Racine Unified School District,
Series 2025 B
4.00%, 4/1/30 4,000,000 4,083,312
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,750,944
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,058,473
University of California,
College of the Law
Series 2026
4.17%, 8/1/27 225,000 224,630
Series 2026
4.22%, 8/1/28 125,000 124,190
Series 2026
4.27%, 8/1/29 225,000 223,471
University of Connecticut,
Series 2026
3.83%, 3/23/27 7,500,000 7,474,169
University of Michigan,
Series 2017 A
5.00%, 4/1/33 2,895,000 2,950,470

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Education (7.2%) (cont’d)
University of North Carolina at Chapel Hill,
Series 2012 B
3.48%, 12/1/41(b) $ 3,000,000 $ 3,019,583
Washington State University,
Series 2025
5.00%, 4/1/31 1,440,000 1,578,930
Western Michigan University,
Series 2025 A
5.00%, 11/15/30 2,450,000 2,667,044
53,253,128
–
General Obligation ( 11 .7% )
Arapahoe County School District No. 5,
Cherry Creek
Series 2025
5.00%, 12/15/30 1,350,000 1,486,302
Argyle Independent School District,
Series 2025 B-2
4.00%, 8/15/57(b) 2,500,000 2,556,054
Chicago Board of Education,
Series 2025 B
5.50%, 12/1/32 2,500,000 2,678,623
City of Chicago,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,012,326
City of Gadsden,
Series 2025 A
5.00%, 10/1/30 160,000 173,519
Series 2025 A
5.00%, 10/1/31 200,000 219,930
Series 2025 A
5.00%, 10/1/32 160,000 178,090
City of New Haven,
Series 2025
5.00%, 8/1/31 1,250,000 1,372,202
Series 2025
5.00%, 8/1/32 1,350,000 1,499,812
City of New York,
Series 2026 H-1
4.25%, 2/1/29 2,000,000 1,991,262
City of Philadelphia,
Series 2025 C
5.00%, 8/1/30 750,000 814,680
City of Sterling,
Series 2026
5.00%, 11/1/29 440,000 470,201
Series 2026
5.00%, 11/1/30 395,000 428,903
Series 2026
5.00%, 11/1/31 495,000 544,915
Commonwealth of Massachusetts,
Series 2025 G
5.00%, 12/1/31 685,000 765,797
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 1,260,000 1,266,301
Face
Amount Value
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 $ 8,463,180 $ 8,622,697
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 1,000,000 1,033,107
Cook County School District No. 99,
Cicero
Series 2026
5.00%, 12/1/30 370,000 399,698
County of Baltimore,
Series 2024
5.00%, 2/1/31 3,500,000 3,861,600
County of Luzerne,
Series 2025
5.00%, 6/15/28 1,125,000 1,175,489
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(b) 1,695,000 1,717,414
Series 2025 A
5.00%, 2/15/55 305,000 309,327
Series 2026 B
5.00%, 2/15/56(b) 5,000,000 5,337,136
Denton Independent School District,
Series B-2
4.00%, 8/15/55(b) 970,000 1,008,294
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 3,390,000 3,608,077
Dickinson Independent School District,
Series 2013
3.10%, 8/1/37(b) 1,500,000 1,502,861
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 825,000 851,503
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,501,673
Fort Bend Independent School District,
Series 2026 B
3.13%, 8/1/56(b) 1,250,000 1,256,201
Series 2025 B
3.80%, 8/1/55(b) 1,850,000 1,884,218
Hutto Independent School District,
Series 2015
4.00%, 2/1/55(b) 1,000,000 1,021,900
Medina Valley Independent School District,
Series 2021
2.85%, 2/15/49(b) 2,020,000 2,025,532
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,517,839
Navarro Independent School District,
Series 2025
4.00%, 2/15/62(b) 1,500,000 1,529,380
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(b) 600,000 608,422

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
General Obligation (11.7%) (cont’d)
Northside Independent School District,
Series 2020
3.55%, 6/1/50(b) $ 2,500,000 $ 2,532,882
Oklahoma County Independent School District No. 12,
Edmond
Series 2025
4.00%, 8/1/27 2,000,000 2,028,852
Oxnard School District,
Series 2026
0.00%, 2/1/31(d) 2,660,000 2,306,625
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(b) 3,000,000 3,067,887
Sarpy County School District No. 1,
Series 2026
2.75%, 9/1/27 850,000 848,531
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,047,716
State of Connecticut,
Series 2021 B
3.00%, 6/1/32 1,900,000 1,897,318
Series 2025 A
5.00%, 3/15/29 750,000 798,427
State of Hawaii,
Series FG
5.00%, 10/1/30 2,400,000 2,414,310
State of Illinois,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,575,375
State of Maryland,
Series 2017 A
3.00%, 8/1/31 1,525,000 1,525,198
State of Texas,
Series 2014 B
2.80%, 10/1/41(b) 3,000,000 2,992,447
Series 2025 F
3.98%, 8/1/30 400,000 397,242
Series 2025 F
4.12%, 8/1/31 960,000 954,459
Series 2015
5.00%, 8/1/27 2,500,000 2,504,182
88,122,736
–
Hospital ( 10 .7% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.37%, 11/15/47(b) 2,000,000 1,989,008
Arizona Industrial Development Authority,
Series 2025
4.94%, 10/1/31 2,500,000 2,494,501
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,046,539
Face
Amount Value
California Public Finance Authority,
Children's Hospital Los Angeles Obligated Group
Series 2026 A
5.40%, 11/15/31 $ 1,250,000 $ 1,271,119
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(e) 3,000,000 3,245,988
City of Minneapolis,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,575,037
Series 2025
5.00%, 8/15/29 1,250,000 1,336,768
City of South Miami Health Facilities Authority, Inc.,
Baptist Health South Florida Obligated Group
Series 2025 B
5.00%, 8/15/65(b) 1,230,000 1,328,377
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(b) 2,000,000 2,092,521
Children's Hospital Colorado Obligated Group
Series 2026 A
5.00%, 12/1/29 2,300,000 2,456,732
Series 2026 A
5.00%, 12/1/30 2,100,000 2,276,689
Series 2026 A
5.00%, 12/1/31 1,000,000 1,099,923
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/32 1,375,000 1,506,312
Series 2019 B-2
5.00%, 8/1/49(b) 1,500,000 1,501,690
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 875,000
County of Montgomery,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,051,518
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,000,772
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 936,604
Series 2022 B
5.00%, 6/1/50(b) 1,500,000 1,568,427
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,613,401
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,100,000

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Hospital (10.7%) (cont’d)
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 $ 1,300,000 $ 1,302,398
Illinois Finance Authority,
Advocate Health & Hospitals Corp.
Series 2026 B
5.00%, 8/1/31 4,875,000 5,326,978
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(b) 2,500,000 2,502,036
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-1
5.00%, 10/1/64(b) 2,000,000 2,126,453
Massachusetts Development Finance Agency,
Beth Israel Lahey Health Obligated Group
Series N
5.00%, 7/1/30 4,000,000 4,334,501
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board,
Vanderbilt University Medical Center Obligated Group
Series 2026 B
5.00%, 7/1/29 1,590,000 1,683,797
New York State Dormitory Authority,
Memorial Sloan-Kettering Cancer Center
Series 2025 2-A
5.00%, 7/1/48(b) 3,000,000 3,196,752
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 377,061
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 214,293
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 B
5.00%, 6/1/55(b) 2,000,000 2,139,276
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2026 B
5.00%, 6/15/31 2,000,000 2,174,470
Roanoke Economic Development Authority,
Carilion Clinic Obligated Group
Series 2020 D
5.00%, 7/1/53(b) 2,500,000 2,671,472
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(b) 750,000 786,562
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,746,915
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(b) 500,000 545,225
Face
Amount Value
Series 2025 C-1
5.00%, 11/1/52(b) $ 1,850,000 $ 1,954,021
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,620,713
Texas Health Resources Obligated Group
Series 2025 C
5.00%, 11/15/64(b) 3,500,000 3,874,295
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,217,449
University of Wisconsin Hospitals & Clinics Authority,
Series 2024 B
5.00%, 4/1/54(b) 2,000,000 2,170,639
Washington Health Care Facilities Authority,
Providence St. Joseph Health
Series 2025 B
5.00%, 10/1/30 3,000,000 3,233,540
81,565,772
–
Housing ( 0 .2% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 398,437
Series 2025 A
5.00%, 6/15/31 475,000 517,108
Series 2025 A
5.00%, 6/15/33 750,000 833,680
1,749,225
–
Other Revenue ( 43 .1% )
Alaska Housing Finance Corp.,
Series 2025-1
2.80%, 12/1/29 490,000 486,513
Series 2025-1
3.00%, 6/1/30 300,000 299,195
Series 2025-1
3.05%, 12/1/30 540,000 538,809
Arizona Industrial Development Authority,
Diamond View at Ballpark Village LP
Series 2025
2.76%, 7/1/47(b) 2,590,000 2,568,511
Arkansas Development Finance Authority,
Series 2026 B
2.88%, 7/1/57(b) 1,335,000 1,335,067
United States Steel Corp.
Series 2026 A (AMT)
4.00%, 9/1/46(b)(e) 8,000,000 8,090,230
Bergen County Improvement Authority (The),
Series 2026 A
4.00%, 5/19/27 8,500,000 8,595,598
Black Belt Energy Gas District,
Gas Project
Series 2026 C
5.00%, 6/1/28 500,000 515,750
Series 2026 C
5.00%, 12/1/29 750,000 783,935

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Other Revenue (43.1%) (cont’d)
Series 2026 A
5.00%, 12/1/29 $ 1,000,000 $ 1,044,264
Series 2025 E
5.00%, 5/1/30 1,000,000 1,047,870
Series 2026 C
5.00%, 6/1/30 500,000 524,359
Series 2026 C
5.00%, 12/1/30 500,000 525,759
Series 2026 A
5.00%, 12/1/30 1,000,000 1,052,351
Series 2026 C
5.00%, 6/1/31 1,000,000 1,054,906
Series 2026 C
5.00%, 12/1/31 1,000,000 1,057,829
Series 2026 A
5.00%, 12/1/31 3,000,000 3,167,473
Series 2026 I
5.00%, 10/1/33 2,000,000 2,133,824
Series 2026 B
5.00%, 12/1/34 1,640,000 1,762,607
Series 2023 D-1
5.50%, 6/1/49(b) 2,450,000 2,572,270
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-3
5.25%, 12/15/31(e) 8,000,000 8,005,330
California Community Choice Financing Authority,
Series 2026 E
5.00%, 7/1/30 475,000 506,374
Series 2026 E
5.00%, 7/1/31 500,000 537,909
Series 2024 B
5.00%, 1/1/55(b) 2,205,000 2,270,345
Series 2024 G
5.00%, 11/1/55(b) 2,415,000 2,483,324
Series 2023 F
5.50%, 10/1/54(b) 990,000 1,081,014
California Housing Finance Agency,
CRP Banana Belt LP
Series 2026 B-2
4.20%, 11/1/29(b) 3,000,000 2,985,649
California Municipal Finance Authority,
Palmdale Family Apartments LP
Series 2026 A
3.00%, 6/1/45(b) 4,945,000 4,968,888
Republic Services, Inc.
Series 2021 B (AMT)
3.25%, 7/1/51(b) 2,000,000 1,999,935
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,330,000 2,354,909
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(b) 2,500,000 2,617,177
Waste Management, Inc.
Series 2017 A (AMT)
3.45%, 12/1/44(b) 1,000,000 1,002,705
Face
Amount Value
Waste Management, Inc. Project
Series 2020 (AMT)
2.85%, 10/1/45(b) $ 3,500,000 $ 3,499,825
Series 2024 A (AMT)
2.85%, 11/1/46(b) 3,000,000 2,999,850
Series 2020 B (AMT)
2.88%, 11/1/41(b) 3,000,000 3,003,262
California Pollution Control Financing Authority,
Republic Services, Inc.
Series 2017 A-1 (AMT)
2.95%, 11/1/42(b)(e) 1,000,000 999,864
Series 2017 A-2 (AMT)
2.95%, 11/1/42(b)(e) 750,000 749,898
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(b) 1,000,000 1,032,343
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,651,091
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 812,780
Series 2024 A
5.00%, 11/1/31 1,000,000 1,098,249
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,602,119
Chandler Industrial Development Authority,
Intel Corp.
Series 2019 (AMT)
4.00%, 6/1/49(b) 1,500,000 1,524,017
Series 2007 (AMT)
4.10%, 12/1/37(b) 2,000,000 2,027,376
City of Houston,
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/30 5,000,000 5,267,697
City of Los Angeles,
Series 2026
5.00%, 6/24/27(c) 8,500,000 8,682,982
City of San Antonio,
Electric & Gas Systems
Series 2026 A
3.00%, 2/1/55(b) 2,700,000 2,687,774
Series 2025 A
3.20%, 2/1/55(b) 5,000,000 4,993,743
City of Whiting,
BP Products North America, Inc. Project
Series 2019 A (AMT)
4.00%, 12/1/44(b) 1,170,000 1,193,012
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 2,026,247
Series 2025 F-2
3.80%, 4/1/28 2,000,000 2,034,647
Creekside LLLP
Series 2026
3.00%, 5/1/48(b) 985,000 984,251

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Other Revenue (43.1%) (cont’d)
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 $ 360,000 $ 370,142
Series 2024 A
5.00%, 12/1/28 400,000 419,083
Columbus-Franklin County Finance Authority,
TWG Castle LP
Series 2026
3.20%, 6/1/44(b) 1,075,000 1,080,968
Connecticut Housing Finance Authority,
Series 2026 B-3
4.12%, 11/15/55(b) 5,000,000 5,000,040
County of Pitkin,
Solid Waste Center Enterprise
Series 2026
5.50%, 12/1/28 120,000 128,598
Series 2026
5.50%, 12/1/29 125,000 137,203
Series 2026
5.50%, 12/1/30 140,000 157,123
Series 2026
5.50%, 12/1/31 100,000 114,466
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 543,613
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,044,083
Series 2024
5.00%, 7/1/29 1,000,000 1,061,949
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(b)(e) 2,000,000 2,030,572
Waste Management, Inc.
Series 2025 A (AMT)
3.40%, 9/1/50(b) 1,200,000 1,208,680
Waste Pro USA, Inc.
Series 2025 (AMT)
4.45%, 7/1/37(b)(e) 1,665,000 1,687,699
Waste Pro USA, Inc. Project
Series 2026 (AMT)
4.35%, 4/1/37(b)(c) 2,000,000 2,015,544
Florida Housing Finance Corp.,
Osprey Sound Apartments LP
Series 2025 D
3.00%, 3/1/43(b) 2,250,000 2,251,040
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(b) 1,500,000 1,509,430
Hillsborough County Housing Finance Authority,
Silver Oaks Preservation LLC
Series 2026
2.90%, 11/1/44(b) 1,950,000 1,947,510
Face
Amount Value
Illinois Finance Authority,
Field Museum of Natural History
Series 2019
3.68%, 11/1/34(b) $ 1,525,000 $ 1,530,688
Industrial Development Authority of the City of Phoenix Arizona (The),
Series 2025
3.10%, 2/1/59(b) 1,500,000 1,503,310
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2007 C
2.95%, 6/1/34(b) 6,750,000 6,750,225
Jacksonville Housing Finance Authority,
Ability LF LLC
Series 2025
3.15%, 1/1/46(b) 2,975,000 2,984,654
Kansas Development Finance Authority,
Floret Hill LP
Series 2026 F
3.05%, 12/1/43(b) 1,535,000 1,541,703
Manhattan HP LP
Series 2025 J
2.70%, 10/1/46(b) 1,500,000 1,492,723
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 750,000 812,622
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,229,505
Lansing Board of Water & Light,
Series 2026 A
5.00%, 7/1/51(b) 1,145,000 1,259,403
Las Varas Public Facility Corp.,
Central at Commerce LP
Series 2026 A
3.35%, 11/1/44(b) 3,750,000 3,733,102
Lawton Industrial Development Authority,
Sales Tax
Series 2025 B
4.00%, 7/1/27 200,000 199,406
Series 2025 B
4.10%, 7/1/28 280,000 277,840
Series 2025 B
4.20%, 7/1/29 225,000 222,743
Series 2025 B
4.35%, 7/1/30 250,000 247,736
Long Island Power Authority,
Series 2025 B
3.00%, 9/1/55(b) 1,715,000 1,718,856
Series 2022 B
5.00%, 9/1/52(b) 2,880,000 2,916,326
Louisiana Public Facilities Authority,
Waste Pro USA, Inc.
Series 2025 (AMT)
4.38%, 5/1/53(b)(e) 1,665,000 1,679,555
Lower Alabama Gas District (The),
Series 2016 A
5.00%, 9/1/27 1,500,000 1,530,443

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Other Revenue (43.1%) (cont’d)
Main Street Energy, Inc.,
Series 2026 A
5.00%, 10/1/33 $ 4,285,000 $ 4,565,962
Series 2025 D
5.00%, 12/1/33 3,300,000 3,491,290
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(b) 2,500,000 2,532,383
Series 2025 A
5.00%, 6/1/29 500,000 522,247
Series 2025 A
5.00%, 12/1/29 1,000,000 1,049,515
Series 2023 D
5.00%, 5/1/54(b) 1,500,000 1,586,612
Maricopa County Industrial Development Authority,
Marbella Ranch AH I LLLP
Series 2025
2.81%, 5/1/48(b) 2,500,000 2,490,736
Massachusetts Port Authority,
Bosfuel Corp.
Series 2019 A-1 (AMT)
5.00%, 7/1/32 1,000,000 1,050,651
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board,
Artist Lofts LP
Series 2025
3.20%, 12/1/59(b) 4,075,000 4,097,461
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,027,469
Series 2024 A
5.00%, 6/15/29 1,535,000 1,574,058
Metropolitan Transportation Authority,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,744,354
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 2,870,000 2,888,499
Michigan State Housing Development Authority,
Series 2025 A-1
3.55%, 10/1/31 2,000,000 2,000,109
HOM Flats at 28 West Project
Series 2025
2.70%, 10/1/43(b) 2,345,000 2,339,703
Mission Economic Development Corp.,
Graphic Packaging International LLC
Series 2026 (AMT)
5.00%, 12/1/64(b) 3,600,000 3,735,155
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(b) 2,500,000 2,537,217
New Jersey Housing & Mortgage Finance Agency,
Series 2024 D-2
2.95%, 5/1/28 1,000,000 998,239
Series 2025 B
3.05%, 11/1/29 3,500,000 3,506,909
Face
Amount Value
Series 2024 B
3.50%, 5/1/29 $ 3,240,000 $ 3,280,388
Rowan Preservation LLC
Series 2025 D-2
3.10%, 7/1/29(b) 810,000 811,881
New Mexico Municipal Energy Acquisition Authority,
Series 2025
5.00%, 6/1/54(b) 3,000,000 3,191,517
New York City Housing Development Corp.,
Series 2026 B
3.10%, 11/1/45(b) 4,725,000 4,704,241
Series 2026 A-2
3.25%, 11/1/65(b) 4,000,000 4,026,090
Series 2024 F-2
3.40%, 11/1/64(b) 2,000,000 2,011,340
Series 2025 C-2
3.75%, 5/1/65(b) 1,000,000 1,012,855
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,012,106
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,308,656
New York City Transitional Finance Authority,
Future Tax Secured
Series 2026 G-1
4.33%, 11/1/27 270,000 270,465
Series 2026 D-1
5.00%, 11/1/30 2,500,000 2,727,356
Series 2026 G-1
5.00%, 11/1/33 3,500,000 3,958,642
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(b) 1,445,000 1,494,006
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,563,049
New York State Energy Research & Development Authority,
Series 2026 A
6.05%, 4/1/28 1,000,000 1,004,815
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 1,080,000 1,093,665
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(b) 750,000 752,430
Series 2024 B-2
3.35%, 12/15/54(b) 1,650,000 1,660,234
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2018 (AMT)
5.00%, 1/1/31 2,260,000 2,317,888
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 7/15/31 20,000 21,932

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Other Revenue (43.1%) (cont’d)
Oklahoma City Public Property Authority,
Series 2026
5.00%, 6/1/29 $ 1,500,000 $ 1,604,206
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/30 1,085,000 1,133,092
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,336,439
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/30 500,000 543,426
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(b) 2,895,000 2,953,459
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/30 375,000 408,498
Series 2025
5.00%, 12/1/31 365,000 402,817
PEFA, Inc.,
Series 2026 A
5.00%, 4/1/28 250,000 256,740
Series 2026 A
5.00%, 4/1/29 250,000 259,545
Series 2026 A
5.00%, 4/1/30 335,000 350,993
Pennsylvania Economic Development Financing Authority,
Republic Services, Inc.
Series 2019 A (AMT)
2.95%, 4/1/34(b) 1,000,000 999,864
Series 2019 B-1 (AMT)
2.95%, 4/1/49(b) 1,000,000 999,864
Series 2019 B-2 (AMT)
3.25%, 4/1/49(b) 2,000,000 1,999,935
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(b) 1,000,000 1,010,259
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,437,681
Public Finance Authority,
Series 2026-1
3.58%, 12/1/68(b)(e) 3,750,000 3,755,661
Waste Management, Inc. Project
Series 2016 A-3 (AMT)
2.88%, 7/1/29(b) 3,000,000 3,001,396
Raleigh Housing Authority,
WCO Tryon LP
Series 2025
2.95%, 9/1/59(b) 2,460,000 2,454,857
Face
Amount Value
Sales Tax Securitization Corp.,
Series 2020 A
5.00%, 1/1/27 $ 1,290,000 $ 1,303,966
San Francisco City & County Redevelopment Agency Successor Agency,
Series 2025 C
3.97%, 8/1/28 500,000 495,940
Series 2025 C
4.10%, 8/1/29 500,000 495,389
Series 2025 C
4.22%, 8/1/30 500,000 495,630
Snohomish County Housing Authority,
HASCO Allegro Lynnwood LLC
Series 2026
3.75%, 4/1/36 5,250,000 5,099,888
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28 1,250,000 1,318,346
Southeast Energy Authority A Cooperative District,
Series 2025 E
5.00%, 10/1/30 5,000,000 5,342,963
Southern California Public Power Authority,
Series 2026 A
5.00%, 11/1/33 2,175,000 2,321,934
State of Illinois,
Sales Tax
Series 2021 C
5.00%, 6/15/28 2,770,000 2,899,284
Tennessee Energy Acquisition Corp.,
Series 2026 A
5.00%, 11/1/33 1,100,000 1,173,890
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.28%, 9/15/27(b) 895,000 896,963
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,563,395
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,060,953
Trinity River Public Facility Corp.,
FW Hughes House II LP
Series 2026 B
4.95%, 12/1/29(c) 695,000 696,459
Trust for Cultural Resources of The City of New York (The),
Lincoln Center for the Performing Arts, Inc.
Series 2026 A
5.00%, 12/1/30 4,165,000 4,531,637
Utah Transit Authority,
Series 2025
5.00%, 12/15/33 2,000,000 2,289,128
Virgin Islands Transportation & Infrastructure Corp.,
Series 2025
5.00%, 9/1/29 1,000,000 1,051,935
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 1,465,000 1,466,087

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Other Revenue (43.1%) (cont’d)
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(b) $ 1,000,000 $ 1,032,638
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(b) 1,000,000 1,005,359
West Virginia Economic Development Authority,
Appalachian Power Co.
Series 2011 A (AMT)
3.30%, 1/1/41(b) 2,500,000 2,515,729
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 2,330,000 2,405,285
Wilmington Housing Authority,
BRAD Avenue Flats LLC
Series 2025
2.95%, 5/1/44(b) 1,775,000 1,776,612
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(b) 1,095,000 1,098,306
Series 2023 E
3.88%, 11/1/54(b) 125,000 125,071
328,513,933
–
Transportation ( 8 .9% )
California Municipal Finance Authority,
PRG - Potrero Properties LLC
Series 2026 B
5.00%, 6/30/32 2,840,000 3,059,655
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,304,886
City & County of Denver,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 5,000,000 5,220,882
Series 2018 A (AMT)
5.00%, 12/1/32 1,500,000 1,563,602
City of Austin,
Airport System
Series 2022 (AMT)
5.00%, 11/15/30 1,305,000 1,406,676
City of Cleveland,
Airport System
Series 2025 A
5.00%, 1/1/30 600,000 643,012
City of Houston,
Airport System
Series 2025 A (AMT)
5.00%, 7/1/29 3,000,000 3,167,250
City of San Antonio,
Airport System
Series 2019 A (AMT)
5.00%, 7/1/29 1,150,000 1,212,085
Face
Amount Value
County of Broward,
Airport System
Series A (AMT)
5.00%, 10/1/29 $ 2,000,000 $ 2,004,145
County of Lee,
Airport
Series 2026 A-2 (AMT)
5.00%, 10/1/56(b) 500,000 536,956
Dallas Fort Worth International Airport,
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,284,837
Series 2025 A-1 (AMT)
5.00%, 11/1/28 4,250,000 4,454,619
Series 2025 A-1 (AMT)
5.00%, 11/1/31 3,000,000 3,266,951
E-470 Public Highway Authority,
Series 2026 B
3.12%, 9/1/39(b)(c) 1,250,000 1,249,125
Series 2024 B
3.18%, 9/1/39(b) 1,000,000 999,577
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,000,000
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 2,500,000 2,690,063
Series 2025 B
5.00%, 11/15/30 4,000,000 4,371,580
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 2,500,000 2,596,560
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,102,499
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,012,224
Pennsylvania Turnpike Commission,
Series 2025-1
5.00%, 12/1/29 4,220,000 4,537,480
Series 2025-2
5.00%, 12/1/45(b) 1,000,000 1,110,095
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,513,524
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,548,388
Series 248
5.00%, 1/15/28 1,000,000 1,041,134
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,002,124
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 369,069
State of Connecticut,
Series A
4.00%, 9/1/34 1,960,000 1,963,902

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (87.0%) (cont’d)
Transportation (8.9%) (cont’d)
Special Tax
Series 2025 A
5.00%, 7/1/27 $ 4,000,000 $ 4,105,855
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series 2025 G (AMT)
5.00%, 12/1/30 4,000,000 4,309,050
66,647,805
–
Utility ( 3 .3% )
City of Springfield,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,675,736
Development Authority of Burke County (The),
Georgia Power Co.
Series 1994-4
3.00%, 10/1/32(b) 1,575,000 1,580,403
Series 2012-2
3.30%, 12/1/49(b) 750,000 758,295
Series 2013-1
3.38%, 11/1/53(b) 500,000 501,568
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2012-1
2.80%, 6/1/42(b) 1,000,000 991,281
Series 2009-2
2.80%, 10/1/48(b) 1,000,000 991,281
Series 2008
3.35%, 11/1/48(b) 2,250,000 2,280,388
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(b) 2,000,000 2,031,739
Energy Northwest,
Bonneville Power Administration
Series 2026 A
5.00%, 7/1/27 4,925,000 5,051,880
Series 2020A
5.00%, 7/1/31 1,040,000 1,130,493
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,176,144
Louisa Industrial Development Authority,
Virginia Electric and Power Co.
Series 2008 B
3.13%, 11/1/35(b) 1,000,000 998,481
Municipal Electric Authority of Georgia,
Series 2021 A
5.00%, 1/1/29 1,225,000 1,292,185
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 530,000
Ohio Air Quality Development Authority,
American Electric Power Co., Inc.
Series 2026
3.50%, 8/1/34(b) 2,625,000 2,636,341
Face
Amount Value
Oklahoma Municipal Power Authority,
Series 2025 A
5.00%, 1/1/31 $ 350,000 $ 381,744
Series 2025 A
5.00%, 1/1/32 400,000 442,140
25,450,099
–
Water & Sewer ( 1 .4% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,486,359
Great Lakes Water Authority,
Water Supply System
Series 2026 D
3.45%, 7/1/56(b) 2,500,000 2,532,004
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(b) 1,500,000 1,525,530
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(b) 2,000,000 1,913,643
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 2,835,000 2,906,915
10,364,451
–
659,931,429
U.S. Government and Agency Security ( 0 .4% )
U.S. Treasury Note
3.88%, 7/15/28 3,000,000 2,983,008
–
Total Fixed Income Securities
(Cost $664,136,016)
667,122,096
–
Shares
Short-Term Investments ( 13 .4% )
Investment Company ( 0 .8% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.55%
(Cost $5,763,638)
5,763,062 5,763,638
Security held as Collateral on Loaned Securities ( 0 .0% ) (f)
Investment Company (0.0%)(f)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.56%
(Cost $156,975)
156,975 156,975
Face
Amount
Municipal Bonds ( 12 .6% )
Education ( 0 .3% )
Health & Educational Facilities Authority of the State of Missouri,
St. Louis University
Series 2008 B
2.90%, 10/1/35(b)(g) $ 1,915,000 1,915,000

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (12.6%) (cont’d)
General Obligation ( 0 .6% )
City of New York,
Series 2014 I-2
2.90%, 3/1/40(b)(g) $ 500,000 $ 500,000
Series 2015 F-6
2.90%, 6/1/44(b)(g) 1,120,000 1,120,000
Series 2014 I-3
3.30%, 3/1/44(b)(g) 3,000,000 3,000,000
4,620,000
Hospital ( 1 .6% )
County of Hamilton,
TriHealth Obligated Group
Series 2021 B
2.95%, 8/15/51(b)(g) 2,500,000 2,500,000
Iowa Finance Authority,
Iowa Health System Obligated Group
Series 2018 F
2.90%, 7/1/41(b)(g) 2,000,000 2,000,000
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 D-2
2.85%, 11/1/61(b)(g) 4,000,000 4,000,000
Philadelphia Authority for Industrial Development,
Children's Hospital of Philadelphia Obligated Group
Series 2024 B-2
2.85%, 7/1/54(b)(g) 4,000,000 4,000,000
12,500,000
–
Other Revenue ( 2 .9% )
City of Gainesville,
Utilities System
Series 2012 B
2.90%, 10/1/42(b)(g) 8,700,000 8,700,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
3.00%, 12/1/30(b)(g) 3,500,000 3,500,000
Series 2011 G
3.00%, 11/1/35(b)(g) 4,000,000 4,000,000
New York City Transitional Finance Authority,
Future Tax Secured
Series 2019 A-4
2.90%, 8/1/45(b)(g) 3,770,000 3,770,000
Series 2023 A-3
3.00%, 8/1/52(b)(g) 2,500,000 2,500,000
22,470,000
–
Transportation ( 1 .9% )
Metropolitan Transportation Authority,
Series 2012 G-3
2.90%, 11/1/31(b)(g) 4,000,000 4,000,000
Metropolitan Washington Airports Authority,
Aviation
Series 2009 D-2
2.90%, 10/1/39(b)(g) 2,565,000 2,565,000
State of Louisiana,
Gasoline & Fuels Tax
Series 2023 A-1
2.90%, 5/1/43(b)(g) 2,685,000 2,685,000
Face
Amount Value
Series 2023 A-2
2.90%, 5/1/43(b)(g) $ 5,000,000 $ 5,000,000
14,250,000
–
Utility ( 1 .6% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.10%, 7/1/49(b)(g) 4,500,000 4,500,000
Indiana Municipal Power Agency,
Series 2019 B
2.93%, 1/1/42(b)(g) 7,845,000 7,845,000
12,345,000
–
Water & Sewer ( 3 .7% )
County of King,
Sewer
Series 2025
2.85%, 1/1/65(b)(g) 6,200,000 6,200,000
District of Columbia Water & Sewer Authority,
Series 2025 C-1
2.90%, 10/1/60(b)(g) 3,400,000 3,400,000
Series 2025 C-2
2.90%, 10/1/60(b)(g) 6,395,000 6,395,000
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
2.90%, 12/1/54(b)(g) 6,800,000 6,800,000
San Antonio Water System,
Series 2025 D
2.90%, 5/1/55(b)(g) 5,000,000 5,000,000
27,795,000
–
Total Municipal Bonds
(Cost $95,895,000)
95,895,000
Total Short-Term Investments
(Cost $101,815,613)
101,815,613
Total Investments ( 101 .4% )
( Cost $ 765,951,629 ) including
$ 152,929 of Securities Loaned (h) 768,937,709
Liabilities in Excess of Other Assets (-1.4%)
(10,767,226)
Net Assets (100.0%) $758,170,483
(a) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were $ 152,929 and $ 156,975 , respectively. The Fund received cash collateral of $ 156,975 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) When-issued security.
(d) Zero coupon bond.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(e) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f) Amount is less than 0.05%.
(g) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(h) At June 30, 2026, the aggregate cost for federal income tax purposes is $765,951,629. The aggregate gross unrealized appreciation is
$3,845,277 and the aggregate gross unrealized depreciation is
$859,197, resulting in net unrealized appreciation of $2,986,080.
AMT Alternative Minimum Tax

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
At June 30, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Texas 12 .2%
New York 11 .3
Others, representing less than 10% individually 77 .9
Total Investments 101 .4%
Sector Classification of Portfolio*
Classification
Percentage of Total
Investments
Other Revenue 45 .7%
Hospital 12 .2
General Obligation 12 .1
Transportation 10 .5
Education 7 .6
Other** 6 .9
Water & Sewer 5 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (112.2%)
Asset-Backed Securities ( 10 .4% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 8,176,584 $ 8,215,635
AASET Ltd.,
2025-2A
6.01%, 2/16/50(a) 3,911,364 3,853,161
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 3,874,823 3,816,799
Abry Liquid Credit CLO Ltd.,
2025-1A
CME Term SOFR 3 Month + 3.25%,
6.93%, 10/20/38(a)(b) 3,000,000 3,009,771
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 5,949,683 5,942,702
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 740,654 744,475
2024-3AL
5.68%, 12/26/31(a) 305,765 307,194
2024-3AL
6.75%, 12/26/31(a) 893,949 904,646
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 389,711 389,083
2025-2A
5.55%, 6/20/28(a) 579,367 576,730
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 732,518 734,929
2025-B
4.70%, 9/15/33(a) 6,574,640 6,550,942
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 4,916,552 4,941,748
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 309,429 300,676
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
6.52%, 1/15/38(a)(b) 1,000,000 993,250
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
6.43%, 4/20/38(a)(b) 1,500,000 1,480,449
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.27%, 7/15/37(a)(b) 1,000,000 986,758
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 3.30%,
6.97%, 3/31/38(a)(b) 1,500,000 1,509,468
Face
Amount Value
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) $ 406,356 $ 402,165
Benefit Street Partners CLO 41 Ltd.,
2025-41A
CME Term SOFR 3 Month + 2.75%,
6.42%, 7/25/38(a)(b) 1,500,000 1,505,225
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 2.65%,
6.30%, 7/22/39(a)(b) 3,000,000 3,003,105
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 3,575,268 3,334,133
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.47%, 4/15/38(a)(b) 3,000,000 2,911,188
2023-20A
CME Term SOFR 3 Month + 3.40%,
7.07%, 4/15/38(a)(b) 3,000,000 2,951,844
2023-21A
CME Term SOFR 3 Month + 2.75%,
6.43%, 10/18/38(a)(b) 2,000,000 1,983,708
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 8,546,211 8,582,059
2025-1A
7.75%, 2/15/50(a) 2,616,077 2,602,811
2025-2A
5.47%, 8/15/50(a) 1,967,403 1,957,254
2025-2A
6.30%, 8/15/50(a) 6,122,389 6,102,663
2026-1A
5.07%, 3/15/51(a) 18,507,236 18,213,780
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 2,380,073 2,379,082
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 11,727,014 11,726,581
2024-2A
5.92%, 11/22/49(a) 4,224,000 4,205,190
ContiMortgage Home Equity Loan
Trust,
1995-2
8.10%, 12/31/30 15,985 15,517
DataBank Issuer,
2026-1A
5.81%, 2/25/56(a) 8,448,000 8,451,016
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 9,870,000 9,689,182
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 3,187,395 3,156,583
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 1,809,709 1,784,202

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.4%) (cont’d)
2020-2A
3.24%, 1/20/51(a) $ 20,283,164 $ 19,602,599
2021-1A
2.79%, 10/20/51(a) 12,030,581 11,286,709
Eldridge CLO Ltd.,
2025-2A
CME Term SOFR 3 Month + 2.85%,
6.50%, 1/20/39(a)(b) 3,500,000 3,517,336
2026-3A
CME Term SOFR 3 Month + 2.95%,
6.67%, 3/31/38(a)(b) 4,000,000 4,017,872
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 990,130 966,102
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.53%, 10/18/37(a)(b) 1,000,000 1,002,582
Elmwood CLO VIII Ltd.,
2021-1A
CME Term SOFR 3 Month + 3.25%,
6.89%, 4/20/37(a)(b) 7,000,000 7,015,106
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 8,736,039 8,725,331
2025-FL2
5.05%, 11/25/55(a)(c) 9,664,391 9,596,121
2025-HE5
5.29%, 8/25/55(a)(b) 2,236,153 2,226,459
2026-FL1
5.49%, 3/25/56(a)(b) 6,825,371 6,824,423
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 991,425
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 982,824
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,782,333
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 9,305,660 9,280,383
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,212,848 2,183,617
Galaxy 31 CLO Ltd.,
2023-31A
CME Term SOFR 3 Month + 3.20%,
6.87%, 7/15/38(a)(b) 2,350,000 2,354,425
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 433,386 410,541
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,486,365 1,501,184
Face
Amount Value
Golub Capital Partners ABS Funding
Ltd.,
2020-1A
3.21%, 1/22/29(a) $ 592,698 $ 563,310
2021-1A
2.77%, 4/20/29(a) 385,725 359,317
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,241,478 1,009,565
2021-1A
5.74%, 10/15/56(a) 1,762,186 1,317,562
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
6.92%, 10/15/37(a)(b) 1,500,000 1,502,595
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,179,250 4,148,258
Invesco US CLO Ltd.,
2023-4A
CME Term SOFR 3 Month + 2.85%,
6.53%, 1/18/39(a)(b) 3,000,000 2,997,675
Iskandar Enterprise LLC,
2026-1A
5.05%, 4/17/56(a) 10,380,000 10,331,688
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 42,150 41,947
KKR CLO 48 Ltd.,
48A
CME Term SOFR 3 Month + 2.95%,
6.62%, 10/20/38(a)(b) 3,000,000 3,007,320
Lendbuzz Securitization Trust,
2025-2A
5.13%, 11/15/30(a) 3,105,000 3,086,915
2025-2A
5.28%, 4/15/31(a) 4,545,000 4,471,965
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.48%, 5/16/30(a)(b) 6,401,000 6,382,079
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 739,706 621,199
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 163,200 161,311
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 133,372 132,584
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
6.83%, 7/18/37(a)(b) 1,500,000 1,456,112
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
7.82%, 7/15/36(a)(b) 500,000 500,477

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.4%) (cont’d)
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.57%, 7/15/36(a)(b) $ 1,500,000 $ 1,501,794
MAPS Trust,
2026-1A
5.20%, 1/15/51(a) 7,254,290 7,139,385
2026-2A
5.52%, 6/15/51(a) 7,500,000 7,504,905
Marble Point CLO XXIV Ltd.,
2022-1A
CME Term SOFR 3 Month + 3.25%,
6.93%, 4/20/35(a)(b) 1,000,000 984,140
Marlette Funding Trust,
2025-1A
5.26%, 7/16/35(a) 3,504,000 3,500,419
MAST Ltd.,
2026-1A
5.13%, 2/15/51(a) 1,220,238 1,197,471
MidOcean Credit CLO XV Ltd.,
2024-15A
CME Term SOFR 3 Month + 3.35%,
7.02%, 7/21/37(a)(b) 2,000,000 1,996,766
MMP Capital LLC,
2025-A
5.72%, 12/15/31(a) 3,105,000 3,120,153
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 3,691,376 3,285,668
2020-1A
2.10%, 4/20/46(a) 319,717 280,789
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 909,024 904,496
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 4,697,750 4,506,470
New Mountain CLO 3 Ltd.,
CLO-3A
CME Term SOFR 3 Month + 2.95%,
6.63%, 10/20/38(a)(b) 3,000,000 2,997,813
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
7.53%, 3/31/38(a)(b) 2,000,000 1,972,376
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 522,530 526,944
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 1,932,228 1,932,662
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.38%, 7/20/37(a)(b) 1,000,000 1,000,050
Face
Amount Value
2024-25A
CME Term SOFR 3 Month + 2.70%,
6.33%, 4/20/39(a)(b) $ 4,000,000 $ 3,962,752
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 3,305,000 3,199,282
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 72,196 72,216
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 600,131 591,941
2021-C
2.18%, 10/8/31(a) 382,667 377,517
2025-C
4.93%, 7/8/33(a) 5,235,000 5,209,426
2025-C
5.18%, 7/8/33(a) 4,775,000 4,733,729
Orion CLO Ltd.,
2023-1A
CME Term SOFR 3 Month + 2.90%,
6.57%, 10/25/38(a)(b) 3,500,000 3,494,985
2026-7A
CME Term SOFR 3 Month + 2.75%,
6.51%, 4/20/39(a)(b) 3,000,000 3,004,803
Phantom Aviation,
2026-1A
5.24%, 1/15/51(a) 11,015,633 10,820,255
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 243,100 233,494
2024-1A
5.77%, 6/5/54(a) 7,203,690 7,249,301
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.85%, 3/25/29(a)(b) 802,941 813,314
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.10%, 8/26/30(a)(b) 8,235,000 8,283,809
Post CLO VIII Ltd.,
2026-1A
CME Term SOFR 3 Month + 2.65%,
6.56%, 7/20/39(a)(b) 2,500,000 2,504,985
Project Silver,
2019-1
3.97%, 7/15/44(a) 5,218,518 5,079,216
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 2,585,000 2,581,752
Reach ABS Trust,
2026-1A
4.80%, 2/15/33(a) 8,500,000 8,393,264
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 32,304 32,310

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.4%) (cont’d)
Research-Driven Pagaya Motor
Asset Trust,
2025-1A
5.49%, 6/27/33(a) $ 2,928,890 $ 2,926,860
Research-Driven Pagaya Motor
Trust,
2025-6A
5.01%, 8/25/34(a) 7,850,000 7,835,759
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 213,000 211,002
2025-1A
5.09%, 8/15/50(a) 11,370,000 11,028,092
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.25%, 10/25/55(a)(b) 12,878,478 12,974,280
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 4,118,739 4,093,895
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 16,179,808 15,498,059
2021-1
2.87%, 7/30/51(a) 6,671,809 6,268,320
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 5,703,800 5,428,373
2024-1A
6.17%, 1/25/54(a) 615,825 629,881
2025-1A
5.53%, 10/25/55(a) 9,979,850 9,906,517
Silver Point CLO 12 Ltd.,
2025-12A
CME Term SOFR 3 Month + 2.65%,
6.32%, 10/15/38(a)(b) 1,700,000 1,655,251
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
6.82%, 10/24/37(a)(b) 750,000 751,457
Sixth Street CLO XX Ltd.,
2021-20A
CME Term SOFR 3 Month + 2.95%,
6.63%, 7/17/38(a)(b) 2,250,000 2,235,080
SoFi Consumer Loan Program Trust,
2025-2
5.22%, 6/25/34(a) 5,169,000 5,185,730
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.60%, 1/17/39(a)(b) 618,355 618,687
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.59%, 10/17/41(a)(b) 3,095,000 3,102,584
Face
Amount Value
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.09%, 2/17/42(a)(b) $ 7,030,721 $ 7,037,634
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.59%, 2/17/42(a)(b) 2,753,000 2,755,509
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.09%, 2/17/42(a)(b) 1,670,000 1,675,763
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.29%, 8/17/42(a)(b) 5,179,000 5,181,854
2025-SFR6
CME Term SOFR 1 Month + 2.00%,
5.64%, 8/17/42(a)(b) 1,200,000 1,203,889
2026-SFR7
CME Term SOFR 1 Month + 1.40%,
5.04%, 5/17/43(a)(b) 6,164,345 6,197,178
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 5,537,139 5,443,297
2024-3A
5.57%, 7/30/54(a) 5,415,530 5,311,621
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 5,805,488 5,795,456
2021-1A
1.95%, 8/25/51(a) 1,630,950 1,602,393
Tesla Sustainable Energy Business
Trust,
2026-1A
5.31%, 5/20/52(a) 7,811,000 7,846,935
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
4.98%, 9/25/65(a)(b) 4,824,830 4,846,534
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
4.99%, 3/17/42(a)(b) 1,800,000 1,799,171
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 4,139,072 4,126,313
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 8,044,314 7,985,017
US Bank NA,
2026-RVM1
4.96%, 12/25/46(a) 3,171,824 3,137,728
2026-RVM1
5.60%, 12/25/46(a) 2,416,930 2,396,911
2026-RVM1
7.06%, 12/25/46(a) 6,887,389 6,869,341
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 4,240,000 4,068,077

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.4%) (cont’d)
Wellington Management CLO 2
Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.30%,
6.97%, 4/20/39(a)(b) $ 4,000,000 $ 4,017,676
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,829,328 1,788,736
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 46,611 47,135
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 5,581,655 5,602,469
579,652,071
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 27 .4% )
FHLMC Gold Pool, 30 Year
6.00%, 8/1/37 - 11/1/37 1,737 1,795
FHLMC Gold Pool, Other
5.41%, 8/1/37 667 668
5.44%, 9/1/37 - 2/1/38 12,997 13,231
5.46%, 8/1/37 - 1/1/38 23,013 23,453
5.50%, 8/1/37 - 11/1/37 33,183 33,938
5.62%, 12/1/36 - 8/1/37 22,287 22,785
FNMA, 30 Year
5.62%, 12/1/36 14,134 14,436
GNMA I, 30 Year
6.50%, 5/15/40 101,996 106,656
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 120,878 116,418
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 187,487 175,836
4.00%, 11/20/49 47,188 44,261
UMBS Pool, 30 Year
5.00%, 11/1/54 - 3/1/56 17,232,101 16,987,997
5.50%, 3/1/54 - 9/1/55 171,206,084 172,259,949
UMBS, 30 Year
5.00%, 10/1/54 - 11/1/54 27,665,655 27,298,926
5.50%, 5/1/54 - 9/1/55 154,485,519 155,400,320
6.00%, 7/1/55 - 10/1/55 69,988,042 71,576,742
6.50%, 2/1/28 - 1/1/34 148,454 153,672
7.00%, 5/1/28 - 12/1/33 24,086 25,428
UMBS, Single Family, 30 Year
4.00%, 7/25/56, TBA 24,080,000 22,504,453
4.50%, 7/25/56, TBA 188,715,175 180,923,295
5.00%, 7/25/56, TBA 613,256,000 602,643,820
5.50%, 7/25/56, TBA 200,443,908 201,140,761
6.00%, 7/25/56, TBA 77,000,000 78,672,344
1,530,141,184
Commercial Mortgage-Backed Securities ( 11 .8% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 752,280 717,177
BAHA Trust
7.77%, 12/10/41(a)(b) 12,428,000 12,812,066
Face
Amount Value
BAMLL Commercial Mortgage
Securities Trust
3.47%, 11/5/32(a) $ 3,440,000 $ 3,342,109
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
5.98%, 8/15/39(a)(b) 4,250,000 4,272,476
Banc of America Alternative Loan
Trust
6.36%, 10/25/36(c) 358,476 92,064
BANK
3.02%, 12/15/53(a)(b) 4,200,000 2,965,090
IO
0.93%, 10/17/52(b) 13,134,185 283,282
BBCMS Mortgage Trust
IO
0.66%, 12/15/55(b) 17,820,989 554,097
Bear Stearns ARM Trust
4.83%, 2/25/34(b) 263,567 247,070
Benchmark Mortgage Trust
IO
0.93%, 9/15/48(a)(b) 25,077,898 309,910
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.12%, 12/15/35(a)(b) 4,222,000 4,170,808
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.80%,
5.43%, 11/15/42(a)(b) 6,135,000 6,168,117
CME Term SOFR 1 Month + 1.84%,
5.47%, 11/15/41(a)(b) 3,000,000 3,006,946
CME Term SOFR 1 Month + 2.15%,
5.78%, 11/15/42(a)(b) 3,190,000 3,206,263
BFLD Trust
5.78%, 10/10/40(a)(b) 8,008,000 8,024,886
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.23%, 12/15/42(a)(b) 7,932,000 7,958,973
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 878,024 823,590
BX Trust
CME Term SOFR 1 Month + 1.40%,
5.03%, 5/15/43(a)(b) 6,045,000 6,059,596
CME Term SOFR 1 Month + 1.70%,
5.33%, 5/15/43(a)(b) 4,150,000 4,166,281
CME Term SOFR 1 Month + 2.75%,
6.37%, 7/15/42(a)(b) 6,658,000 6,710,421
CME Term SOFR 1 Month + 3.65%,
7.27%, 7/15/42(a)(b) 3,975,000 4,011,420
Caister Finance DAC
SONIA + 2.45%,
6.20%, 8/17/35(a)(b) GBP 6,495,000 8,636,865
Champs Trust
8.91%, 9/25/61(a) $ 13,020,578 13,589,076
Chase Home Lending Mortgage
Trust
5.50%, 2/25/56(a)(b) 5,979,100 5,960,122
5.50%, 11/25/56(a)(b) 12,815,229 12,778,845
5.50%, 1/25/57(a)(b) 7,618,994 7,592,635
ChaseFlex Trust
6.00%, 2/25/37 575,006 164,524

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (11.8%) (cont’d)
Citigroup Commercial Mortgage
Trust
IO
0.57%, 11/10/48(b) $ 445,463 $ 7
COLT Trust
1.67%, 9/25/61(a)(b) 834,912 773,904
CRSNT Trust
CME Term SOFR 1 Month + 1.40%,
5.03%, 2/15/43(a)(b) 14,404,000 14,430,336
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.45%, 8/15/26(a)(b) 15,598,642 15,570,291
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
4.98%, 11/15/42(a)(b) 3,550,000 3,557,925
CME Term SOFR 1 Month + 1.60%,
5.23%, 11/15/42(a)(b) 5,285,000 5,301,263
Durst Commercial Mortgage Trust
7.02%, 8/10/42(a)(b) 1,119,000 1,153,031
EFMT
SOFR30A + 1.15%,
4.78%, 2/25/71(a)(b) 6,361,714 6,371,031
Extended Stay America Trust
CME Term SOFR 1 Month + 2.25%,
5.88%, 2/15/43(a)(b) 7,335,149 7,405,454
CME Term SOFR 1 Month + 2.60%,
6.23%, 10/15/42(a)(b) 15,718,336 15,851,825
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 9/25/55 768,229 670,121
3.00%, 8/25/57 555,628 478,765
3.00%, 3/25/58 764,874 657,697
4.25%, 8/25/59(a)(b) 2,357,839 2,253,803
4.25%, 11/25/60(a)(b) 639,557 613,987
4.75%, 10/25/58(b) 840,182 817,489
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.43%, 11/25/41(a)(b) 8,365,000 8,590,825
SOFR30A + 8.50%,
12.13%, 2/25/42(a)(b) 4,695,000 4,916,053
FHLMC STACR Trust
SOFR30A + 6.25%,
9.88%, 9/25/41(a)(b) 2,940,000 2,978,947
FHLMC, Multifamily Structured
Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 17,200,000 1,767,489
2.72%, 1/25/49(b) 4,091,469 386,822
2.74%, 2/25/49(b) 9,522,157 956,047
2.83%, 8/25/48(b) 5,484,002 490,990
3.17%, 11/25/36(b) 4,400,000 967,863
3.32%, 5/25/32(b) 11,220,034 1,719,569
FHLMC, REMIC
SOFR30A + 0.95%,
4.58%, 10/25/54(b) 12,521,369 12,563,612
SOFR30A + 1.00%,
4.63%, 2/25/55(b) 2,849,685 2,849,261
Face
Amount Value
SOFR30A + 1.00%,
4.63%, 4/25/55(b) $ 6,160,470 $ 6,168,882
SOFR30A + 1.05%,
4.68%, 4/25/54(b) 7,811,412 7,850,632
SOFR30A + 1.05%,
4.68%, 10/25/54(b) 15,383,136 15,471,091
SOFR30A + 1.10%,
4.73%, 4/25/54(b) 7,650,238 7,698,935
SOFR30A + 1.15%,
4.78%, 2/25/55(b) 9,601,250 9,678,939
SOFR30A + 1.15%,
4.78%, 7/25/55(b) 2,491,758 2,501,305
SOFR30A + 1.20%,
4.83%, 8/25/54(b) 4,349,142 4,383,931
SOFR30A + 1.25%,
4.88%, 11/25/54(b) 8,472,329 8,503,548
SOFR30A + 1.26%,
4.89%, 4/25/54(b) 8,381,102 8,482,308
SOFR30A + 1.30%,
4.93%, 8/25/54(b) 3,178,897 3,206,115
SOFR30A + 1.43%,
5.06%, 12/25/54(b) 2,745,593 2,772,566
IO REMIC
SOFR30A + 5.89%,
2.29%, 11/15/43(b)(d) 251,327 16,098
FNMA, REMIC
SOFR30A + 1.00%,
4.63%, 11/25/54(b) 10,334,215 10,356,095
SOFR30A + 1.05%,
4.68%, 9/25/55(b) 5,866,300 5,885,405
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 6,592,326 6,636,850
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 8,680,678 8,748,336
SOFR30A + 1.10%,
4.73%, 11/25/54(b) 5,597,357 5,618,735
SOFR30A + 1.15%,
4.78%, 5/25/54(b) 13,984,615 14,058,825
SOFR30A + 1.15%,
4.78%, 6/25/54(b) 6,535,574 6,573,619
SOFR30A + 1.15%,
4.78%, 8/25/55(b) 12,357,161 12,422,236
SOFR30A + 1.30%,
4.93%, 11/25/54(b) 5,496,271 5,538,614
SOFR30A + 1.47%,
5.10%, 11/25/54(b) 8,751,466 8,815,482
SOFR30A + 1.47%,
5.10%, 11/25/54(b) 3,644,704 3,686,221
SOFR30A + 1.50%,
5.13%, 12/25/54(b) 5,601,105 5,644,246
7.00%, 9/25/32 42,321 44,066
IO REMIC
8.00%, 9/18/27 1,838 38
FNMA, Strips
IO REMIC
6.50%, 9/25/29 7,077 381
6.50%, 9/25/29 2,592 162
6.50%, 9/25/29 3,982 240

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (11.8%) (cont’d)
6.50%, 12/25/29 $ 5,698 $ 300
6.50%, 12/25/29 2,552 144
6.50%, 12/25/29 3,529 198
6.50%, 12/25/29 3,927 272
Fontainebleau Miami Beach
Mortgage Trust
CME Term SOFR 1 Month + 4.25%,
7.88%, 12/15/39(a)(b) 4,945,000 4,996,367
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,783,894
GNMA
SOFR30A + 0.85%,
4.46%, 12/20/53(b) 8,789,035 8,787,653
SOFR30A + 0.95%,
4.56%, 10/20/54(b) 3,253,693 3,266,757
SOFR30A + 1.00%,
4.61%, 2/20/54(b) 3,988,982 4,003,939
SOFR30A + 1.00%,
4.61%, 8/20/54(b) 5,682,329 5,704,528
SOFR30A + 1.00%,
4.61%, 8/20/54(b) 4,926,207 4,937,672
SOFR30A + 1.00%,
4.61%, 12/20/54(b) 4,269,391 4,288,145
SOFR30A + 1.00%,
4.61%, 9/20/64(b) 3,899,015 3,935,377
SOFR30A + 1.05%,
4.66%, 10/20/55(b) 11,989,624 12,061,417
SOFR30A + 1.10%,
4.71%, 8/20/53(b) 7,204,711 7,259,304
SOFR30A + 1.18%,
4.79%, 3/20/64(b) 6,375,393 6,416,266
IO REMIC
5.00%, 2/16/41 52,269 9,975
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.17%, 3/15/39(a)(b) 1,370,000 1,374,266
CME Term SOFR 1 Month + 2.89%,
6.52%, 3/15/39(a)(b) 3,200,000 3,226,871
GS Mortgage Securities Trust
IO
0.79%, 10/10/48(b) 217,596 262
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.13%, 12/15/42(a)(b) 4,789,000 4,772,063
GWT
CME Term SOFR 1 Month + 1.69%,
5.32%, 5/15/41(a)(b) 6,338,000 6,360,930
CME Term SOFR 1 Month + 2.94%,
6.56%, 5/15/41(a)(b) 4,850,000 4,895,103
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 3/15/42(a)(b) 3,045,000 3,054,131
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.47%, 9/15/41(a)(b) 10,790,000 10,817,599
CME Term SOFR 1 Month + 2.34%,
5.97%, 9/15/41(a)(b) 289,000 289,835
Face
Amount Value
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
5.87%, 3/15/42(a)(b) $ 3,061,000 $ 3,066,623
J.P. Morgan Chase Commercial
Mortgage Securities Trust
CME Term SOFR 1 Month + 1.65%,
5.25%, 6/15/39(a)(b) 11,217,000 11,250,705
IO
0.78%, 12/15/49(b) 2,859,144 752
J.P. Morgan Mortgage Trust
4.59%, 6/25/37(b) 38,202 29,409
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.40%, 12/19/30(a)(b) 7,740,000 7,781,333
MF1X
CME Term SOFR 1 Month + 2.82%,
6.45%, 12/15/34(a)(b) 4,350,000 4,312,810
CME Term SOFR 1 Month + 3.37%,
7.00%, 12/15/34(a)(b) 1,500,000 1,500,190
Natixis Commercial Mortgage
Securities Trust
4.46%, 1/15/43(a)(b) 800,000 713,342
Neighborly Issuer LLC
7.31%, 1/30/53(a) 12,051,180 12,069,589
NJ
6.28%, 3/5/35(a)(b) 3,110,000 3,121,720
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 5,446,192 5,513,028
NYC Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.54%,
7.17%, 2/15/42(a)(b) 5,655,000 5,684,064
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.62%, 8/15/29(a)(b) 5,919,078 5,929,195
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,786,145
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.12%, 12/15/39(a)(b) 3,847,000 3,858,560
CME Term SOFR 1 Month + 1.89%,
5.52%, 12/15/39(a)(b) 6,260,000 6,284,525
CME Term SOFR 1 Month + 2.79%,
6.42%, 12/15/39(a)(b) 1,367,000 1,376,559
PENN Commercial Mortgage Trust
6.12%, 8/10/42(a)(b) 2,926,000 2,990,012
PFDR Trust
CME Term SOFR 1 Month + 1.70%,
5.31%, 6/15/43(a)(b) 10,042,000 10,057,336
PNW Trust
CME Term SOFR 1 Month + 1.71%,
5.34%, 4/15/41(a)(b) 7,390,000 7,380,042
PRM5 Trust
5.81%, 3/10/33(a)(b) 1,150,000 1,139,126
PRMI Securitization Trust
SOFR30A + 1.50%,
5.09%, 12/25/55(a)(b) 12,791,601 12,846,567
Provident Funding Mortgage Trust
6.00%, 8/25/55(a)(b) 2,958,849 2,969,924

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (11.8%) (cont’d)
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) $ 1,927,980 $ 1,934,430
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 5/15/39(a)(b) 1,193,000 1,195,906
SG Commercial Mortgage Securities
Trust
3.85%, 3/15/37(a)(b) 1,900,000 1,767,119
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.58%, 10/15/41(a)(b) 3,475,000 3,484,266
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 356,571
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.22%, 6/15/39(a)(b) 3,350,000 3,350,946
CME Term SOFR 1 Month + 3.24%,
6.86%, 6/15/39(a)(b) 2,400,000 2,413,540
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 1,127,000 1,162,969
Vantage Data Centers Germany
Borrower Lux SARL
4.29%, 6/28/50(a) EUR 5,327,000 6,089,028
Wells Fargo Commercial Mortgage
Trust
CME Term SOFR 1 Month + 1.54%,
5.17%, 8/15/42(a)(b) $ 5,600,000 5,614,786
655,757,402
Convertible Bonds ( 0 .0% ) (e)
Broadline Retail ( 0 .0% ) (e)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 252,000 297,612
Corporate Bonds ( 27 .4% )
Aerospace & Defense (0.3%)
Boeing Co. (The)
5.81%, 5/1/50 10,187,000 10,070,828
5.93%, 5/1/60 4,326,000 4,258,446
14,329,274
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51 9,194,000 5,696,097
Clarios Global LP
6.75%, 2/15/30(a) 5,679,000 5,855,020
11,551,117
Automobiles (0.5%)
Hyundai Capital America
4.55%, 1/8/31(a) 12,548,000 12,346,352
Stellantis Finance US, Inc.
6.45%, 3/18/35(a) 16,424,000 16,155,061
28,501,413
Banks (5.3%)
Akbank TAS
7.50%, 1/20/30 900,000 926,937
Face
Amount Value
Banco Bradesco SA
6.50%, 1/22/30 $ 700,000 $ 721,035
Banco de Bogota SA
4.38%, 8/3/27(a) 720,000 717,891
Banco do Brasil SA
6.25%, 4/18/30 750,000 765,469
Banco Mercantil del Norte SA
8.00%, 1/24/33(a)(b)(f)(g) 370,000 370,832
8.38%, 5/20/31(a)(b)(f)(g) 591,000 605,923
8.45%, 6/24/36(a)(b)(f) 399,000 399,967
Banco Santander SA
4.18%, 3/24/28(b) 406,000 404,920
5.54%, 3/14/30(b)(g) 8,825,000 8,994,579
Bangkok Bank PCL
3.73%, 9/25/34(b) 740,000 703,984
Bank of America Corp.
4.46%, 2/6/32(b) 18,865,000 18,537,335
4.70%, 4/23/32(b) 7,864,000 7,799,540
5.51%, 1/24/36(b) 10,399,000 10,623,243
5.87%, 9/15/34(b) 12,624,000 13,199,129
Bank of Ireland Group plc
5.00%, 11/12/32(a)(b) 7,550,000 7,546,653
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 13,316,000 14,055,677
Barclays plc
8.00%, 3/15/29(b)(f) 8,789,000 9,254,553
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
5.13%, 1/18/33(a)(b) 3,721,000 3,650,859
7.63%, 2/11/35(a)(b)(g) 5,357,000 5,536,460
8.13%, 1/8/39(a)(b) 3,908,000 4,170,367
8.45%, 6/29/38(b) 1,857,000 2,004,831
BNP Paribas SA
7.75%, 8/16/29(a)(b)(f) 12,750,000 13,361,845
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b)(g) 12,030,000 12,368,572
Fidelity Bank plc
7.63%, 10/28/26 700,000 701,864
Grupo Aval Ltd.
4.38%, 2/4/30 790,000 750,421
Itau Unibanco Holding SA
6.00%, 2/27/30 830,000 851,891
JPMorgan Chase & Co.
4.62%, 4/23/32(b) 30,246,000 29,903,615
4.90%, 1/22/37(b) 8,644,000 8,420,556
5.58%, 4/22/30(b) 13,590,000 13,889,662
KBC Group NV
4.45%, 9/23/31(a)(b) 8,884,000 8,728,500
Nordea Kredit Realkreditaktieselskab
3.50%, 10/1/53 - 10/1/56 DKK 62,536,742 9,190,613
Pinnacle Financial Partners, Inc.
6.17%, 11/1/30(b) $ 16,451,000 16,842,287
PNC Financial Services Group, Inc. (The)
5.58%, 1/29/36(b) 6,226,000 6,385,703
6.88%, 10/20/34(b) 3,499,000 3,864,389
Royal Bank of Canada
4.61%, 5/3/32(b) 13,167,000 13,021,308

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (27.4%) (cont’d)
Santander UK Group Holdings plc
3.82%, 11/3/28(b) $ 9,586,000 $ 9,478,757
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 17,544,000 18,144,742
Turkiye Is Bankasi A/S
7.75%, 6/12/29 640,000 666,129
UniCredit SpA
5.46%, 6/30/35(a)(b) 8,496,000 8,544,353
United Bank for Africa plc
6.75%, 11/19/26 700,000 698,884
Westpac Banking Corp.
3.02%, 11/18/36(b) 6,055,000 5,407,434
Yapi ve Kredi Bankasi A/S
7.25%, 3/3/30 700,000 708,658
292,920,367
Beverages (0.0%)(e)
Central American Bottling Corp.
5.25%, 4/27/29 810,000 796,660
Coca-Cola Icecek A/S
4.50%, 1/20/29 810,000 789,086
1,585,746
Building Products (0.4%)
Masterbrand, Inc.
7.00%, 7/15/32(a)(g) 9,590,000 9,727,511
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 12,227,000 12,258,203
21,985,714
Capital Markets (3.5%)
Antares Holdings LP
6.63%, 6/10/31(a)(g) 10,394,000 10,399,346
Blue Owl Credit Income Corp.
6.60%, 9/15/29 2,186,000 2,201,039
Brookfield Asset Management Ltd.
5.30%, 1/15/36 28,547,000 27,843,068
5.80%, 4/24/35 5,178,000 5,293,867
Brookfield Finance, Inc.
6.30%, 1/15/55(b)(g) 10,296,000 9,991,532
CI Financial Corp.
7.50%, 5/30/29(a) 24,539,000 25,726,979
Citadel LP
6.38%, 1/23/32(a)(g) 10,250,000 10,678,744
Citadel Securities Global Holdings LLC
5.13%, 1/27/32(a) 3,786,000 3,741,581
6.20%, 6/18/35(a) 9,296,000 9,508,706
Focus Financial Partners LLC
6.75%, 9/15/31(a) 5,800,000 5,839,022
Jefferies Financial Group, Inc.
5.13%, 4/28/31 9,522,000 9,402,205
5.50%, 2/15/36 10,988,000 10,608,781
6.20%, 4/14/34 7,625,000 7,806,651
LPL Holdings, Inc.
4.00%, 3/15/29(a) 5,139,000 4,997,268
4.38%, 5/15/31(a)(g) 8,563,000 8,233,915
5.75%, 6/15/35 5,683,000 5,699,634
Face
Amount Value
Marex Group plc
5.68%, 4/21/31 $ 9,430,000 $ 9,437,606
6.40%, 11/4/29(g) 9,107,000 9,336,880
Nuveen LLC
5.85%, 4/15/34(a) 6,218,000 6,370,028
Raymond James Financial, Inc.
5.65%, 9/11/55(g) 10,619,000 10,330,753
193,447,605
Chemicals (0.2%)
Braskem Netherlands Finance BV
4.50%, 1/31/30 846,000 487,008
8.00%, 10/15/34 958,000 576,908
8.50%, 1/12/31 500,000 313,445
Celanese US Holdings LLC
1.40%, 8/5/26(g) 1,787,000 1,779,689
Cerdia Finanz GmbH
9.38%, 10/3/31(a)(g) 7,314,000 6,570,386
Orbia Advance Corp. SAB de CV
7.50%, 5/13/35 1,131,000 1,133,729
Sasol Financing USA LLC
8.75%, 5/3/29 - 4/10/33 1,076,000 1,117,744
11,978,909
Commercial Services & Supplies (0.2%)
GFL Environmental Holdings US, Inc.
5.50%, 2/1/34(a)(g) 972,000 951,917
Reworld Holding Corp.
4.88%, 12/1/29(a) 10,037,000 9,581,292
10,533,209
Construction & Engineering (0.1%)
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34 710,000 738,027
Artera Services LLC
8.50%, 2/15/31(a) 3,922,900 3,531,287
HTA Group Ltd.
7.50%, 6/4/29 850,000 870,694
5,140,008
Construction Materials (0.0%)(e)
Cemex SAB de CV
3.88%, 7/11/31 1,000,000 943,143
Consumer Finance (0.8%)
Ally Financial, Inc.
5.55%, 7/31/33(b) 7,394,000 7,335,826
8.00%, 11/1/31 4,394,000 4,895,243
Azorra Finance Ltd.
7.75%, 4/15/30(a) 6,974,000 7,239,619
Ford Motor Credit Co. LLC
5.30%, 9/6/29 404,839 403,465
6.05%, 11/5/31 5,601,000 5,672,063
7.35%, 3/6/30 10,227,000 10,819,679
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a) 5,734,000 5,619,596
41,985,491

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (27.4%) (cont’d)
Consumer Staples Distribution & Retail (0.0%)(e)
Albertsons Cos., Inc.
4.88%, 2/15/30(a)(g) $ 200,000 $ 193,612
Containers & Packaging (0.3%)
Clydesdale Acquisition Holdings, Inc.
6.88%, 1/15/30(a)(g) 10,436,000 10,410,217
Klabin Austria GmbH
5.75%, 4/3/29 800,000 812,679
Toucan FinCo Ltd.
9.50%, 5/15/30(a)(g) 6,787,000 6,404,104
17,627,000
Diversified Consumer Services (0.2%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a)(g) 8,498,000 8,794,164
Diversified Telecommunication Services (0.7%)
QTS Fayetteville I DC 1-2 LLC
5.70%, 4/15/36(a)(g) 17,499,000 16,644,289
Sable International Finance Ltd.
7.13%, 10/15/32 700,000 695,593
Space Exploration Technologies Corp.
5.88%, 7/15/36(a) 2,775,000 2,739,852
TELUS Corp.
6.38%, 6/9/56(b) 20,370,000 20,381,336
Turk Telekomunikasyon A/S
7.38%, 5/20/29 900,000 919,204
41,380,274
Electric Utilities (1.4%)
AES Panama Generation Holdings SRL
4.38%, 5/31/30 647,984 613,922
Alpha Generation LLC
6.75%, 10/15/32(a) 8,434,000 8,593,015
American Electric Power Co., Inc.
5.80%, 3/15/56(b) 9,970,000 9,919,550
Axia Energia SA
6.50%, 1/11/35 900,000 908,784
California Buyer Ltd.
6.38%, 2/15/32(a)(g) 10,672,000 10,704,069
Enel Chile SA
4.88%, 6/12/28 923,000 926,450
Interchile SA
4.50%, 6/30/56 900,000 761,777
LLPL Capital Pte. Ltd.
6.88%, 2/4/39 808,560 821,866
Minejesa Capital BV
4.63%, 8/10/30 842,402 831,776
Mong Duong Finance Holdings BV
5.13%, 5/7/29 342,844 338,710
PacifiCorp
4.15%, 2/15/50 3,600,000 2,736,694
5.80%, 4/15/36 4,500,000 4,620,653
Pampa Energia SA
7.95%, 9/10/31 700,000 732,756
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 12,906,000 13,052,806
Face
Amount Value
VoltaGrid LLC
7.38%, 11/1/30(a) $ 11,168,000 $ 11,599,710
XPLR Infrastructure Operating Partners LP
8.38%, 1/15/31(a) 1,784,000 1,903,590
8.63%, 3/15/33(a)(g) 8,485,000 9,102,267
78,168,395
Electronic Equipment, Instruments & Components (0.2%)
TD SYNNEX Corp.
5.30%, 10/10/35(g) 12,965,000 12,768,910
Energy Equipment & Services (0.0%)(e)
Yinson Boronia Production BV
8.95%, 7/31/42(a)(g) 1,117,179 1,229,531
Financial Services (3.5%)
Apollo Global Management, Inc.
5.70%, 3/30/36 4,712,000 4,730,146
Enact Holdings, Inc.
6.25%, 5/28/29 10,280,000 10,584,291
Essent Group Ltd.
6.25%, 7/1/29 8,767,000 9,042,174
HA Sustainable Infrastructure Capital, Inc.
5.95%, 7/15/33(a)(g) 3,765,000 3,782,396
6.38%, 7/1/34 14,234,000 14,523,592
8.00%, 6/1/56(b) 7,233,000 7,667,074
Jyske Realkredit A/S
3.50%, 10/1/56 DKK 27,458,008 4,033,483
Midcap Financial Issuer Trust
5.37%, 4/15/29(a) $ 8,255,000 8,213,210
Nykredit Realkredit A/S
3.50%, 4/1/53 - 10/1/56 DKK 495,663,432 73,162,589
PNMAC GMSR Issuer Trust
3.65%, 5/25/33(a)(b) $ 2,780,000 2,786,995
Realkredit Danmark A/S
3.50%, 10/1/56 DKK 103,980,779 15,251,214
Rocket Cos., Inc.
6.38%, 8/1/33(a) $ 9,233,000 9,401,174
Rocket Mortgage LLC
3.63%, 3/1/29(a) 2,246,000 2,161,857
3.88%, 3/1/31(a) 8,930,000 8,360,309
Shift4 Payments LLC
6.75%, 8/15/32(a)(g) 11,276,000 11,305,450
UWM Holdings LLC
6.25%, 3/15/31(a)(g) 11,864,000 10,582,727
195,588,681
Food Products (0.1%)
Grupo Nutresa SA
9.00%, 5/12/35 200,000 222,650
JBS NV
5.75%, 4/1/33 1,367,000 1,404,309
Ulker Biskuvi Sanayi A/S
7.88%, 7/8/31 900,000 921,469
2,548,428
Ground Transportation (0.2%)
NESCO Holdings II, Inc.
5.50%, 4/15/29(a)(g) 9,275,000 9,232,749

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (27.4%) (cont’d)
Rumo Luxembourg SARL
4.20%, 1/18/32 $ 900,000 $ 806,152
10,038,901
Health Care Providers & Services (0.5%)
Centene Corp.
3.38%, 2/15/30 17,416,000 16,241,187
LifePoint Health, Inc.
9.88%, 8/15/30(a) 5,865,000 6,187,047
US Acute Care Solutions LLC
9.75%, 5/15/29(a)(g) 7,819,000 7,381,804
29,810,038
Health Care REITs (0.2%)
CTR Partnership LP
3.88%, 6/30/28(a) 12,731,000 12,413,937
Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.
6.00%, 6/14/30 20,187,000 20,762,527
MGM China Holdings Ltd.
4.75%, 2/1/27 700,000 697,398
Sands China Ltd.
5.40%, 8/8/28(c) 989,000 996,753
Voyager Parent LLC
9.25%, 7/1/32(a) 10,408,000 11,013,050
33,469,728
Household Durables (0.0%)(e)
Somnigroup International, Inc.
4.00%, 4/15/29(a)(g) 629,000 606,781
Independent Power and Renewable Electricity Producers
(0.0%)(e)
AES Andes SA
6.25%, 3/14/32 700,000 727,087
Cikarang Listrindo Tbk. PT
5.65%, 3/12/35(g) 700,000 695,337
Cometa Energia SA de CV
6.38%, 4/24/35 714,780 738,614
2,161,038
Insurance (2.8%)
American National Group, Inc.
6.00%, 7/15/35(g) 22,626,000 22,553,225
6.14%, 6/13/32(a)(g) 2,858,000 2,948,953
7.00%, 12/1/55(b)(g) 5,705,000 5,574,928
Asurion LLC
8.00%, 12/31/32(a) 10,687,000 10,776,466
Athene Holding Ltd.
6.63%, 5/19/55 10,523,000 10,240,950
Belrose Funding Trust II
6.79%, 5/15/55(a) 12,839,000 13,156,353
CRC Insurance Group LLC
7.13%, 6/1/31(a) 11,431,000 11,401,351
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 7,503,000 7,672,822
Global Atlantic Fin Co.
6.75%, 3/15/54(a) 18,538,000 17,692,404
7.95%, 10/15/54(a)(b) 2,148,000 2,164,660
Face
Amount Value
Intact Financial Corp.
5.46%, 9/22/32(a) $ 10,628,000 $ 10,910,114
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 14,171,000 14,072,806
5.25%, 5/1/36(a)(g) 14,950,000 14,782,946
Sammons Financial Group, Inc.
5.95%, 6/15/36(a)(g) 7,397,000 7,412,463
Willis North America, Inc.
5.15%, 3/15/36 5,040,000 4,943,735
156,304,176
Life Sciences Tools & Services (0.0%)(e)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 1,151,000 1,167,653
Machinery (0.1%)
Calderys Financing LLC
11.25%, 6/1/28(a) 3,848,000 3,990,515
Marine Transportation (0.0%)(e)
MV24 Capital BV
6.75%, 6/1/34 899,269 895,533
Media (0.7%)
Charter Communications Operating LLC
3.90%, 6/1/52 520,000 331,791
4.40%, 12/1/61 5,094,000 3,291,558
5.38%, 5/1/47 24,001,000 19,440,908
6.55%, 6/1/34 612,000 625,025
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 7,779,000 8,108,612
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 6,869,000 6,844,887
7.38%, 9/1/31(a)(g) 499,000 507,525
Telecomunicaciones Digitales SA
4.50%, 1/30/30 900,000 860,531
40,010,837
Metals & Mining (0.5%)
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 10,077,000 10,079,159
CSN Inova Ventures
6.75%, 1/28/28 950,000 790,015
First Quantum Minerals Ltd.
7.25%, 2/15/34(a) 860,000 882,296
8.00%, 3/1/33(a)(g) 9,465,000 9,907,523
Ivanhoe Mines Ltd.
7.88%, 1/23/30 400,000 404,934
JSW Steel Ltd.
5.05%, 4/5/32 984,000 947,405
Nexa Resources SA
6.75%, 4/9/34(a) 850,000 899,921
Samarco Mineracao SA
5% PIK,
9.50%, 6/30/31(h) 2,127,551 2,140,085
WE Soda Investments Holding plc
9.50%, 10/6/28 470,000 472,204
26,523,542

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (27.4%) (cont’d)
Oil, Gas & Consumable Fuels (0.6%)
Azule Energy Finance plc
8.13%, 1/23/30 $ 1,496,000 $ 1,505,292
Matador Resources Co.
6.50%, 4/15/32(a)(g) 920,000 925,511
MC Brazil Downstream Trading SARL
7.25%, 6/30/31 741,246 696,371
Petrobras Global Finance BV
6.00%, 1/13/35 900,000 905,783
6.50%, 7/3/33 1,911,000 1,955,574
Puma International Financing SA
7.75%, 4/25/29 650,000 667,738
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 5,124,000 2,834,853
6.45%, 3/5/34 2,593,000 1,434,253
6.70%, 2/25/37 697,000 385,528
SM Energy Co.
7.00%, 8/1/32(a)(g) 1,005,000 1,014,931
Sunoco LP
5.88%, 3/15/34(a) 2,296,000 2,265,886
7.88%, 9/18/30(a)(b)(f) 7,394,000 7,694,064
Tecpetrol SA
7.63%, 1/22/33 808,000 832,991
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 5,542,000 5,364,756
5.00%, 1/31/28(a) 2,360,000 2,346,587
Tullow Holdco 2 Ltd.
4.75% PIK,
15.00%, 11/15/28(h) 184,438 184,484
Vista Energy Argentina SAU
8.50%, 6/10/33(a) 1,060,000 1,131,497
32,146,099
Passenger Airlines (0.5%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 5,063,000 5,022,682
Avianca Midco 2 plc
9.63%, 2/14/30(a) 1,446,000 1,434,206
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 19,058,008 19,044,737
Gol Finance, Inc.
14.38%, 6/6/30(a) 799,000 786,016
26,287,641
Real Estate Management & Development (0.0%)(e)
Longfor Group Holdings Ltd.
3.95%, 9/16/29 1,040,000 873,938
Residential REITs (0.2%)
Essential Properties LP
5.38%, 7/15/36 9,676,000 9,550,955
Software (1.0%)
Cloud Software Group LLC
6.50%, 3/31/29(a) 11,943,000 11,596,907
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/33(a) 10,267,000 10,745,969
Oracle Corp.
3.60%, 4/1/50 19,251,000 11,715,939
Face
Amount Value
3.95%, 3/25/51 $ 6,340,000 $ 4,059,636
5.55%, 2/6/53 6,413,000 5,170,127
6.00%, 8/3/55(g) 8,641,000 7,362,890
6.55%, 2/4/46 4,692,000 4,425,499
55,076,967
Specialized REITs (0.2%)
EPR Properties
3.60%, 11/15/31 6,521,000 5,980,584
4.75%, 11/15/30 4,884,000 4,781,427
4.95%, 4/15/28 1,741,000 1,741,943
12,503,954
Specialty Retail (0.6%)
Asbury Automotive Group, Inc.
5.00%, 2/15/32(a)(g) 11,208,000 10,726,222
PetSmart LLC
7.50%, 9/15/32(a) 11,142,000 11,152,451
Sonic Automotive, Inc.
4.88%, 11/15/31(a)(g) 10,441,000 10,052,724
31,931,397
Technology Hardware, Storage & Peripherals (0.2%)
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 10,013,500 11,048,025
Textiles, Apparel & Luxury Goods (0.1%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(h) 6,266,318 6,805,954
Trading Companies & Distributors (0.2%)
Herc Holdings, Inc.
6.00%, 3/15/34(a)(g) 11,135,000 11,072,484
Transportation Infrastructure (0.1%)
Mersin Uluslararasi Liman Isletmeciligi A/S
8.25%, 11/15/28 700,000 719,191
Seaspan Corp. Pte. Ltd.
5.50%, 8/1/29(a) 6,104,000 5,993,354
6,712,545
Wireless Telecommunication Services (0.2%)
Bharti Airtel Ltd.
3.25%, 6/3/31(a) 800,000 745,302
Millicom International Cellular SA
4.50%, 4/27/31 623,000 581,866
Turkcell Iletisim Hizmetleri A/S
5.80%, 4/11/28 700,000 701,810
Zegona Finance plc
8.63%, 7/15/29(a) 10,283,000 10,741,200
12,770,178
1,527,373,807
Sovereign ( 2 .1% )
Albenia Government Bond
4.75%, 2/14/35 EUR 850,000 984,719
Angola Government Bond
9.38%, 3/31/33 $ 231,000 236,648
Argentina Government Bond
0.00%, 12/15/35(b) EUR 2,554,000 363,386
0.75%, 7/9/30(c) $ 7,105,000 4,436,765

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Sovereign (2.1%) (continued)
1.00%, 7/9/29 $ 177,000 $ 111,418
3.50%, 7/9/41(c) 1,407,028 1,055,271
4.12%, 7/9/35(c) 1,110,646 890,183
5.00%, 1/9/38(c) 328,407 274,384
Barbados Government Bond
8.00%, 6/26/35 1,109,000 1,192,198
Bosnia & Herzegovina Government
Bond
5.00%, 6/4/31 EUR 1,771,000 2,013,890
Brazil Notas do Tesouro Nacional
6.00%, 5/15/35(b) BRL 3,523,000 2,856,406
Colombia Government Bond
3.00%, 3/25/33 COP 657,345,987 157,538
7.00%, 6/30/32 115,000,000 26,672
11.75%, 1/24/35 7,663,000,000 2,213,090
12.50%, 2/27/30 8,497,900,000 2,501,683
13.25%, 2/9/33 5,128,200,000 1,583,003
Colombian TES
5.00%, 3/20/41 1,379,787,849 354,193
6.50%, 1/22/31 4,361,214,999 1,268,869
7.00%, 3/26/31 2,501,500,000 602,340
7.25%, 10/18/34 179,000,000 39,792
DRC International Bond
9.50%, 4/16/37 $ 921,000 965,624
Ecopetrol SA
8.88%, 1/13/33 1,005,000 1,101,246
Egypt Government Bond
19.48%, 1/6/31 EGP 130,000,000 2,416,295
Egypt Treasury Bill
19.62%, 9/15/26 329,300,000 6,432,706
23.19%, 3/16/27 861,875,000 15,034,191
Ethiopia Government Bond
6.63%, 12/11/24 $ 1,850,000 2,017,693
Ghana Government Bond
0.00%, 7/3/26(i) 25,657 25,600
5.00%, 7/3/29(c) 433,125 428,592
Hungary Government Bond
0.00%, 7/2/26(i) HUF 6,228,000,000 20,003,128
3.00%, 10/27/38 826,150,000 2,154,889
3.00%, 4/25/41 427,360,000 1,073,748
4.00%, 4/28/51 4,580,000 12,337
7.00%, 10/24/35 32,120,000 117,637
Kenya Government Bond
7.88%, 2/26/34(g) $ 300,000 298,825
8.25%, 2/28/48 204,000 196,701
8.70%, 2/26/39 913,000 905,065
8.80%, 10/9/38 200,000 201,669
Lebanon Government Bond
5.80%, 4/14/20(j) 201,000 49,662
6.00%, 1/27/23(j) 327,000 80,834
6.10%, 10/4/22(j) 312,000 77,224
6.20%, 2/26/25(j) 226,000 55,873
6.25%, 5/27/22(j) 629,000 156,031
6.25%, 11/4/24(j) 125,000 30,752
6.25%, 6/12/25(j) 73,000 18,122
6.60%, 11/27/26(j) 325,000 81,071
6.65%, 4/22/24(j) 324,000 79,605
Face
Amount Value
Sovereign (2.1%) (continued)
6.65%, 11/3/28(j) $ 375,000 $ 94,273
6.75%, 11/29/27(j) 1,072,000 268,574
6.85%, 3/23/27(j) 387,000 96,847
6.85%, 5/25/29(j) 356,000 90,381
7.00%, 12/3/24(j) 189,000 46,966
7.00%, 3/20/28(j) 7,350,000 1,851,528
7.00%, 4/22/31(j) 1,225,000 313,272
7.05%, 11/2/35(j) 327,000 84,911
7.25%, 3/23/37(j) 253,000 66,064
8.20%, 5/17/33(j) 460,000 122,223
Montenegro Government Bond
4.88%, 4/1/32(a) EUR 2,035,000 2,363,824
Mozambique Government Bond
9.00%, 9/15/31(c)(g) $ 549,000 485,639
OCP SA
6.75%, 5/2/34 870,000 914,501
Petroleos de Venezuela SA
9.00%, 11/17/21(j) 1,893,000 830,081
12.75%, 2/17/22(j) 3,485,000 1,745,985
Petroleos Mexicanos
6.84%, 1/23/30 3,404,000 3,498,243
Poland Government Bond
2.00%, 8/25/36(b) PLN 10,000,000 2,692,745
Province of Santa Fe
8.10%, 12/11/34 $ 740,000 743,367
Republic of Srpska Government
Bond
6.38%, 5/8/33 EUR 670,000 768,793
Republic of Srpska International
Government Bond
6.25%, 4/2/31 200,000 231,724
Romania Government Bond
3.75%, 2/7/34(g) 7,679,000 7,956,578
Romanian Government Bond
2.00%, 4/14/33 2,547,000 2,402,761
South Africa Government Bond
8.50%, 1/31/37 ZAR 18,325,444 1,113,756
8.75%, 1/31/44 24,436,917 1,464,153
8.88%, 2/28/35 7,923,899 501,603
Suriname Government Bond
7.70%, 11/6/30(a) $ 1,650,000 1,722,187
8.50%, 11/6/35(a) 1,550,000 1,698,955
Ukraine Government Bond
0.00%, 2/1/36(c) 15,000 9,027
4.00%, 2/1/32(b)(c) 673,000 557,701
4.50%, 2/1/29(c) 63,000 53,178
4.50%, 2/1/34(c) 409,000 287,834
4.50%, 2/1/35(c) 3,201,000 2,221,123
4.50%, 2/1/36(c) 364,185 250,555
Venezuela Government Bond
6.00%, 12/9/20(j) 12,000 5,130
7.00%, 12/1/18(j) 38,000 16,530
7.75%, 10/13/19(j) 404,000 179,679
8.25%, 10/13/24(j) 44,600 20,293
9.00%, 5/7/23(j) 1,497,200 711,170
9.25%, 5/7/28(j) 225,300 108,707
11.75%, 10/21/26(b)(j) 21,000 11,550
11.95%, 8/5/31(j) 229,300 124,968

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Sovereign (2.1%) (continued)
12.75%, 8/23/22(j) $ 258,600 $ 144,816
13.63%, 8/15/18(j) 1,949,000 1,130,420
YPF SA
8.25%, 1/17/34 233,385 244,480
9.50%, 1/17/31 750,000 796,440
118,221,103
U.S. Government and Agency Securities ( 33 .1% )
U.S. Treasury Bonds
1.13%, 5/15/40 50,143,000 31,747,766
1.25%, 5/15/50 16,655,000 7,929,667
1.38%, 8/15/50 30,000 14,723
2.25%, 8/15/46 14,408,000 9,401,783
2.50%, 2/15/46 6,550,000 4,518,093
2.50%, 5/15/46 38,060,000 26,153,613
2.88%, 8/15/45 100,000,000 74,234,375
3.63%, 5/15/53 762,000 609,154
3.88%, 5/15/43 215,000,000 190,102,832
4.00%, 11/15/52 24,616,000 21,065,911
4.63%, 5/15/44 205,180,000 198,279,220
4.63%, 11/15/45 4,520,000 4,342,025
4.75%, 11/15/43 13,518,000 13,300,445
5.00%, 5/15/46(g) 982,000 989,442
5.00%, 5/15/56 137,000 138,466
U.S. Treasury Notes
0.63%, 8/15/30 66,817,000 57,873,701
0.88%, 11/15/30 12,084,000 10,495,143
1.13%, 2/15/31 11,006,000 9,605,744
1.25%, 8/15/31 34,798,000 30,081,240
1.38%, 12/31/28(g) 270,000 252,302
1.38%, 11/15/31 386,233,000 333,616,297
1.88%, 2/15/32 288,338,000 254,401,970
2.75%, 8/15/32 50,538,000 46,421,917
3.38%, 5/15/33 1,622,000 1,532,220
3.88%, 3/31/28 278,000 276,664
3.88%, 9/30/29 122,387,000 121,296,991
3.88%, 4/30/30 151,523,000 149,898,270
3.88%, 3/31/31 23,600,000 23,268,125
3.88%, 8/15/34 4,611,000 4,454,298
4.00%, 11/15/35 26,507,000 25,645,522
4.13%, 5/31/31(g) 1,800,000 1,793,672
4.13%, 2/15/36(g) 10,715,000 10,455,496
4.25%, 5/31/33 322,000 320,843
4.25%, 11/15/34 13,632,000 13,500,206
4.25%, 5/15/35 128,663,000 127,160,256
4.25%, 8/15/35 41,156,000 40,636,727
1,845,815,119
Total Fixed Income Securities
(Cost $6,268,244,407)
6,257,258,298
–
Shares
Investment Companies ( 0 .9% )
Eaton Vance Floating-Rate ETF(g)
(k) 800,000 38,804,080
Eaton Vance High Yield ETF(g)(k) 9,300 486,209
Eaton Vance Preferred Securities
and Income ETF(g)(k) 6,300 316,222
Shares Value
Eaton Vance Short Duration Income
ETF(k) 235,000 $ 11,950,925
Eaton Vance Ultra-Short Income
ETF(k) 27,000 1,371,600
Total Investment Companies
(Cost $53,655,198)
52,929,036
Short-Term Investments ( 6 .2% )
Investment Company ( 5 .4% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (l)
(Cost $303,942,533)
303,942,533 303,942,533
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (l)
(Cost $33,145,408)
33,145,408 33,145,408
Face
Amount
U.S. Government and Agency Security ( 0 .2% )
U.S. Treasury Bill
3.72%, 12/3/26
(Cost $9,054,186)
$ 9,200,000 9,050,224
Total Short-Term Investments
(Cost $346,142,127)
346,138,165
Total Investments Excluding Purchased
Options ( 119 .3% ) (Cost 6,668,041,732 ) 6,656,325,499
Total Purchased Options Outstanding (0.0%)(e)
(Cost $33,286) 30,598
Total Investments ( 119 .3% )
( Cost $ 6,668,075,018 ) including
$ 114,085,799 of Securities Loaned (m) 6,656,356,097
Total Written Options (0.0%)(e)
(Premiums Received $ (15,896) ) (3,735)
Liabilities in Excess of Other Assets (-19.3%)
(1,078,793,444)
Net Assets (100.0%) $5,577,558,918
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at June 30, 2026.
(e) Amount is less than 0.05%.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(f) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.
(g) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 114,085,799 and $ 119,670,569 , respectively. The Fund received cash collateral of $ 33,145,408 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 86,525,161 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(h) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(i) Zero coupon bond.
(j) Non-income producing security; bond in default.
(k) For the period ended June 30, 2026, the cost of purchases of Eaton
Vance Floating Rate ETF and Eaton Vance Preferred Securities and
Income ETF, which may be deemed affiliates of the Adviser under the Investment Company Act of 1940, were $39,553,858 and
$316,449, respectively. For the period ended June 30, 2026,
management fees related Fund's investments in Eaton Vance Floating
Rate ETF, Eaton Vance High Yield ETF, Eaton Vance Preferred
Securities and Income ETF, Eaton Vance Short Duration Income
ETF and Eaton Vance Ultra-Short Income ETF were reduced by
$115,466, $1,763, $45, $21,648 and $1,749, respectively.
(l) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $167,658 relating to the Fund’s
investment in the Liquidity Fund.
(m) At June 30, 2026, the aggregate cost for federal income tax purposes is $6,668,075,018. The aggregate gross unrealized appreciation is $35,250,644 and the aggregate gross unrealized depreciation is $46,969,565, resulting in net unrealized depreciation of
$11,718,921.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.8)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.8)%
UMBS, Single Family, 30 Year, 6.00%, TBA, 7/25/56 $ (77,000,000) $ (78,672,344)
UMBS, Single Family, 30 Year, 6.00%, TBA, 8/25/56 (77,000,000) (78,422,694)
Total Securities Sold Short (proceeds $156,532,578) $ (157,095,038)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Bank of America N.A. MXN 24,814,130 $ 1,411,186 9/17/26 $ (1,385)
Barclays Bank plc TRY 29,596,849 $ 632,040 7/2/26 2,456
Barclays Bank plc $ 8,463,457 ZAR 513,383 8/3/26 (1,864)
Barclays Bank plc MYR 15,150,000 $ 3,758,466 9/15/26 (36,038)
Barclays Bank plc HUF 1,408,261 EUR 504,255,916 9/16/26 570
Barclays Bank plc TRY 57,119,607 $ 1,217,069 7/7/26 2,888
Barclays Bank plc MYR 4,800,000 $ 1,161,609 9/17/26 17,841
Barclays Bank plc $ 5,065,083 ZAR 306,019 9/16/26 (1,259)
Barclays Bank plc PEN 6,000,000 $ 1,786,395 9/16/26 (36,522)
Barclays Bank plc TRY 29,596,849 $ 632,020 7/2/26 2,476
Barclays Bank plc $ 1,771,000 EUR 2,067,598 7/10/26 43,394
Barclays Bank plc $ 7,192,404 EUR 8,225,320 9/16/26 (19,415)
Barclays Bank plc EUR 4,492,640,619 HUF 12,767,271 9/16/26 247,629
Barclays Bank plc TWD 59,100,000 $ 1,851,504 10/8/26 14,591
BNP Paribas SA $ 12,862,676 EUR 14,920,274 7/10/26 218,589
BNP Paribas SA $ 2,086,000 BRL 400,843 8/4/26 53
BNP Paribas SA TWD 188,510,000 $ 5,950,066 9/16/26 (5,741)
BNP Paribas SA $ 1,035,000,000 KRW 679,973 9/16/26 10,820
BNP Paribas SA BRL 48,724,937 $ 9,362,924 8/4/26 (1,248)
BNP Paribas SA BRL 2,700,000 $ 519,610 7/2/26 3,412
BNP Paribas SA $ 11,788,924 ZAR 712,148 9/16/26 (3,036)
BNP Paribas SA $ 2,369,570 EUR 2,756,596 7/10/26 48,243
BNP Paribas SA $ 857,534 EUR 997,596 7/10/26 17,459
BNP Paribas SA $ 4,910,799 EUR 5,712,888 7/10/26 99,980
BNP Paribas SA $ 856,339 EUR 996,206 7/10/26 17,434
BNP Paribas SA $ 1,832,437 EUR 2,131,732 7/10/26 37,307
BNP Paribas SA $ 1,788,319 EUR 2,080,408 7/10/26 36,409
BNP Paribas SA INR 1,299,638,518 $ 13,644,499 9/16/26 (2,568)
BNP Paribas SA TWD 59,100,000 $ 1,844,282 7/8/26 11,572
Citibank N.A. $ 6,777,373 GBP 9,092,403 9/16/26 102,584
Deutsche Bank AG $ 24,595,834 ZAR 1,483,189 9/16/26 (8,935)
Goldman Sachs International $ 312,099 EUR 361,588 7/10/26 4,868
Goldman Sachs International KRW 3,500,000,000 $ 2,298,941 9/16/26 (36,108)
Goldman Sachs International CNH 10,348,698 $ 1,536,987 9/16/26 (4,687)
Goldman Sachs International $ 2,330,000,000 COP 667,783 9/16/26 (1,494)
Goldman Sachs International $ 600,000 INR 6,246 9/16/26 (52)
Goldman Sachs International $ 38,974,000 EGP 648,486 9/15/26 (118,384)
Goldman Sachs International BRL 41,824,937 $ 8,194,027 7/2/26 (92,032)
Goldman Sachs International $ 2,086,000 BRL 408,674 7/2/26 4,590
Goldman Sachs International $ 8,400,000 CNH 1,247,679 9/16/26 3,917
Goldman Sachs International PEN 13,170,000 $ 3,858,888 9/16/26 (17,915)
Goldman Sachs International BRL 4,200,000 $ 828,126 7/2/26 (14,535)
Goldman Sachs International $ 21,336,268,668 COP 5,963,466 9/16/26 (165,229)
Goldman Sachs International KRW 6,716,000,000 $ 4,411,340 9/16/26 (69,286)
Goldman Sachs International EUR 10,025,265 PLN 2,356,014 9/16/26 35,840

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Goldman Sachs International TWD 7,300,000 $ 230,407 9/16/26 $ (215)
Goldman Sachs International HUF 332,460 EUR 119,600,000 9/16/26 1,915
Goldman Sachs International $ 1,039,980 HUF 3,397 9/16/26 67
J.P. Morgan Chase Bank N.A. BRL 9,740,000 $ 1,850,304 9/16/26 1,772
J.P. Morgan Chase Bank N.A. HUF 10,799,874 EUR 3,868,784,703 9/16/26 9,729
J.P. Morgan Chase Bank N.A. EUR 813,495,618 HUF 2,270,907 9/16/26 (2,046)
J.P. Morgan Chase Bank N.A. $ 832,904,000 COP 227,990 9/17/26 (11,197)
J.P. Morgan Chase Bank N.A. TRY 60,907,813 $ 1,296,104 7/7/26 4,762
J.P. Morgan Chase Bank N.A. TRY 62,305,000 $ 1,323,667 7/10/26 3,884
J.P. Morgan Chase Bank N.A. $ 881,539,000 COP 251,732 9/16/26 (1,483)
J.P. Morgan Chase Bank N.A. $ 3,820,365,000 COP 1,087,803 9/16/26 (9,570)
J.P. Morgan Chase Bank N.A. BRL 76,909,259 $ 14,535,040 9/16/26 89,376
J.P. Morgan Chase Bank N.A. $ 29,882,353 EUR 34,718,513 9/16/26 464,030
J.P. Morgan Chase Bank N.A. CNH 24,695,302 $ 3,667,665 9/16/26 (11,107)
J.P. Morgan Chase Bank N.A. $ 1,926,020,000 COP 540,713 9/16/26 (12,523)
J.P. Morgan Chase Bank N.A. $ 602,964,000 COP 172,824 9/16/26 (374)
J.P. Morgan Chase Bank N.A. $ 659,908,719 DKK 102,628,065 9/16/26 1,333,245
UBS AG TRY 21,978,999 $ 465,292 7/13/26 1,792
UBS AG TRY 43,547,000 $ 921,680 7/13/26 3,753
UBS AG MXN 264,347,274 $ 15,151,458 9/17/26 (132,727)
$ 2,080,272
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 2,577 Sep-26 $ 515,400,000 $ 531,204,257 $ (227,373)
U.S. Treasury 10 Year Notes 1,053 Sep-26 105,300,000 115,714,828 432,715
U.S. Treasury 10 Year Ultra Bonds 2,057 Sep-26 205,700,000 231,348,219 1,612,810
U.S. Treasury Long Bonds 32 Sep-26 3,200,000 3,632,000 36,436
U.S. Treasury Ultra Bonds 1,120 Sep-26 112,000,000 130,095,000 1,664,772
Short:
Euro-Bobl 41 Sep-26 EUR (4,100,000) (5,405,161) (29,412)
Euro-Bund 687 Sep-26 (68,700,000) (99,957,596) (1,297,229)
U.S. Treasury 5 Year Notes 2,511 Sep-26 $ (251,100,000) (268,794,703) (1,075,383)
$ 1,117,336
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Paid
Unrealized
Depreciation
Goldman Sachs
International USD/INR INR 94 9/10/26 7,400,000 $ 7,400,000 $ 30,598
$ 33,286
$ (2,688)
Call Options Written:
The Fund had the following call options written open at June 30, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
Goldman Sachs
International
USD/INR INR 100 9/10/26 7,400,000 $ 7,400,000 $ (3,735) $ (15,896) $ 12,161

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Credit Default Swap Agreements
The Fund had the following credit default swap agreements open at June 30, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Bank of
America NA
Colombia
Government
Bond NR Sell 1 .00 % Quarterly 6/20/31 $ 626 $ (11,928) $ (27,598) $ 15,670
BNP Paribas
SA Turkey
Government
Bond NR Sell 1 .00 Quarterly 6/20/31 450 (23,039) (27,000) 3,961
$(34,967) $(54,598) $19,631
Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2026:
Swap
Counterparty
Floating
Rate
Index
Pay /
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .64%
Monthly/
Monthly 3/27/28 MXN 100,000 $ 59,838 $ – $ 59,838
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .63
Quarterly/
Quarterly 3/18/31 CNY 50,000 58,341 – 58,341
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .64
Quarterly/
Quarterly 6/17/31 30,000 38,920 – 38,920
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .09
Monthly/
Monthly 1/26/28 MXN 215,000 28,807 – 28,807
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .21
Semi-
Annual/
Semi-
Annual 3/18/31 INR 500,000 23,982 – 23,982
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .27
Monthly/
Monthly 5/02/28 MXN 48,480 11,677 – 11,677
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .24
Semi-
Annual/
Annual 6/17/31 PLN 2,071 6,976 – 6,976
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .50
Quarterly/
Quarterly 6/17/31 CNY 12,630 3,510 – 3,510
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .56
Monthly/
Monthly 6/14/28 MXN 5,500 2,757 – 2,757
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .18
Semi-
Annual/
Annual 6/17/31 PLN 1,011 2,641 – 2,641
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .25
Semi-
Annual/
Annual 6/17/31 698 2,407 – 2,407
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .05
Quarterly/
Quarterly 6/17/31 KRW 357,000 2,081 – 2,081
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .17
Semi-
Annual/
Annual 6/17/31 PLN 620 1,545 – 1,545
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 4 .03
Quarterly/
Quarterly 6/17/31 KRW 273,000 1,373 – 1,373

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .28%
Semi-
Annual/
Semi-
Annual 3/18/31 INR 23,000 $ 1,894 $ – $ 1,894
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .99
Quarterly/
Quarterly 6/17/31 KRW 179,000 701 – 701
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 3/10/28 MXN 5,000 446 – 446
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .83
Quarterly/
Quarterly 6/17/31 KRW 2,500,000 (2,104) – (2,104)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .95
Annual/
Semi-
Annual 6/17/36 PLN 235 (3,511) – (3,511)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 381,800 (4,121) – (4,121)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 382,000 (4,415) – (4,415)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 624,200 (6,686) – (6,686)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .41
Quarterly/
Quarterly 3/18/31 764,000 (9,605) – (9,605)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 831,000 (9,665) – (9,665)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 917,000 (10,405) – (10,405)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 917,000 (10,781) – (10,781)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .91
Annual/
Semi-
Annual 6/17/36 PLN 833 (11,739) – (11,739)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .67
Quarterly/
Quarterly 6/17/31 KRW 2,500,000 (13,743) – (13,743)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .70
Annual/
Semi-
Annual 6/17/31 PLN 4,400 (38,682) – (38,682)
Bank of America
Merrill Lynch 3 Month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 2,866,000 (38,761) – (38,761)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .82
Annual/
Semi-
Annual 6/17/36 PLN 3,248 (39,709) – (39,709)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 5 .03
Annual/
Semi-
Annual 6/17/36 2,452 (41,046) – (41,046)
$2,923 $– $2,923
BRL Brazilian Real
DKK Denmark Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
TWD Taiwan Dollar
ZAR South African Rand

Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 28 .0%
Collateralized Mortgage Obligations — Agency
Collateral Series 23 .1
Corporate Bonds 23 .1
Commercial Mortgage-Backed Securities 9 .9
Asset-Backed Securities 8 .8
Other** 7 .1
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 1,386,151,764 and net unrealized appreciation of $ 1,117,336 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 2,080,272 . Also does not include open swap agreements with net unrealized appreciation of $ 22,554 .

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Face
Amount Value
Fixed Income Securities (92.2%)
Asset-Backed Securities ( 13 .1% )
Acacia LLC,
2025-1
5.24%, 11/15/37(a) $ 402,273 $ 401,801
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 44,434 44,663
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 43,788 43,717
2025-2A
5.55%, 6/20/28(a) 252,825 251,674
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 542,697 542,770
Ally Bank,
2026-A
4.71%, 3/15/34(a) 231,802 231,486
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 625,117 631,850
2024-A
6.02%, 5/17/32(a) 89,048 90,171
2024-B
5.12%, 9/15/32(a) 110,519 110,883
2025-B
4.50%, 9/15/33(a) 623,430 621,491
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 121,826 121,969
AMCR ABS Trust,
2026-A
5.52%, 5/18/33(a) 498,402 499,038
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 10,763 10,803
Avtech Equipment Receivables
Funding LLC,
2026-1A
4.55%, 2/15/33(a) 323,510 322,792
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 20,313 20,344
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 717,746 717,447
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 77,421 77,599
2024-1A
SOFR30A + 0.77%,
4.36%, 5/15/36(a)(b) 58,266 58,344
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 38,780 38,838
CVS Pass-Through Trust,
6.04%, 12/10/28 59,184 59,382
Face
Amount Value
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) $ 1,456,990 $ 1,442,906
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 183,051 180,471
2020-2A
3.24%, 1/20/51(a) 1,289,360 1,246,098
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 29,125 29,296
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 575,717 575,011
2025-FL2
5.05%, 11/25/55(a)(c) 336,254 333,878
FNA LLC,
2026-1
5.51%, 4/16/46(a)(b) 381,543 382,094
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 16,331 16,395
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.18%, 10/25/55(a)(b) 446,693 448,723
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
5.36%, 11/25/53(a)(b) 43,071 43,135
2023-HE2
SOFR30A + 1.70%,
5.31%, 3/20/54(a)(b) 306,595 307,461
2023-HE3
SOFR30A + 1.60%,
5.21%, 5/20/54(a)(b) 25,225 25,300
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 63,573 64,090
2023-3A
7.50%, 12/15/28(a) 504,492 510,960
2024-1A
6.19%, 8/15/29(a) 104,851 105,186
2024-3A
4.97%, 10/15/29(a) 38,812 38,827
2025-1A
5.10%, 10/15/30(a) 92,463 92,553
2025-2A
5.18%, 5/15/30(a) 457,479 458,208
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 700,000 702,512
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 193,529 194,028
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 733,848 734,636

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.1%) (cont’d)
2025-B
4.64%, 1/18/33(a) $ 240,399 $ 240,639
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.23%, 2/25/55(a)(b) 1,258,488 1,266,293
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 69,623 69,960
2024-3A
4.94%, 5/20/30(a) 73,764 73,957
2024-RVM1
5.01%, 1/22/46(a) 75,801 76,204
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 295,000 281,005
2022-2A
5.24%, 10/14/34(a) 356,717 356,835
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 10,617 10,620
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 125,652 123,938
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 43,972 43,947
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 38,005 38,033
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 403,706 404,279
2026-4
5.25%, 1/16/34(a) 473,265 472,775
2026-R2
5.69%, 2/15/34(a) 700,000 699,301
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 73,589 73,885
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.01%, 7/25/51(a)(b) 539,097 538,313
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 553,380 554,212
2025-1A
4.99%, 7/25/34(a) 1,100,000 1,100,404
RCKTL,
2025-2A
4.48%, 11/27/34(a) 223,363 223,507
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 3,786 3,788
2025-1A
4.96%, 8/16/32(a) 166,285 166,445
Face
Amount Value
2026-1A
4.32%, 2/15/33(a) $ 256,690 $ 256,552
Research-Driven Pagaya Motor
Asset Trust,
2025-1A
5.04%, 6/27/33(a) 657,817 656,917
2025-4A
5.12%, 4/25/34(a) 514,975 515,892
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.25%, 10/25/55(a)(b) 817,997 824,082
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) 368,275 366,669
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 684,000 650,971
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 175,917 176,194
2025-2
4.82%, 6/25/34(a) 235,060 235,416
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.09%, 2/17/42(a)(b) 424,440 424,857
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 352,425 351,816
2021-1A
1.95%, 8/25/51(a) 594,413 584,005
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 30,207 30,254
2022-3A
8.95%, 4/15/29(a) 110,635 110,787
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
4.99%, 3/17/42(a)(b) 350,000 349,839
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.24%, 3/17/42(a)(b) 280,000 279,842
Tricon Trust,
2026-SFR2
CME Term SOFR 1 Month + 1.30%,
4.90%, 6/17/43(a)(b) 1,100,000 1,101,874
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 628,358 626,421
2026-1
5.07%, 6/26/34(a) 250,000 249,777
United Airlines Pass-Through Trust,
2020-1
5.88%, 10/15/27 668,048 676,284

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.1%) (cont’d)
Vantage Data Centers Issuer LLC,
2021-1A
2.17%, 10/15/46(a) $ 1,219,218 $ 1,210,164
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 255,000 244,660
Verdant Receivables LLC,
2025-1A
4.85%, 3/13/28(a) 678,903 680,406
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 42,536 42,650
30,293,499
Commercial Mortgage-Backed Securities ( 13 .4% )
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.13%, 11/15/42(a)(b) 560,000 562,013
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.63%, 12/25/41(a)(b) 12,118 12,154
SOFR30A + 1.00%,
4.63%, 7/25/45(a)(b) 493,411 495,271
EFMT
SOFR30A + 1.15%,
4.78%, 2/25/71(a)(b) 647,566 648,514
Extended Stay America Trust
CME Term SOFR 1 Month + 1.20%,
4.83%, 2/15/43(a)(b) 435,668 436,738
CME Term SOFR 1 Month + 1.30%,
4.93%, 10/15/42(a)(b) 640,484 642,647
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
4.88%, 3/25/44(a)(b) 160,059 160,913
SOFR30A + 1.35%,
4.98%, 2/25/44(a)(b) 106,493 106,847
FHLMC, REMIC
SOFR30A + 0.70%,
4.33%, 9/25/55(b) 883,094 883,968
SOFR30A + 0.95%,
4.58%, 10/25/54(b) 700,745 703,110
SOFR30A + 1.00%,
4.63%, 2/25/54(b) 491,281 493,466
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 1,091,317 1,096,531
SOFR30A + 1.00%,
4.63%, 3/25/55(b) 442,151 444,352
SOFR30A + 1.05%,
4.68%, 4/25/54(b) 1,260,004 1,266,330
SOFR30A + 1.05%,
4.68%, 10/25/54(b) 563,266 566,486
SOFR30A + 1.10%,
4.73%, 1/25/54(b) 358,439 361,163
SOFR30A + 1.10%,
4.73%, 5/25/54(b) 117,992 119,000
SOFR30A + 1.10%,
4.73%, 9/25/54(b) 799,556 804,302
Face
Amount Value
SOFR30A + 1.15%,
4.78%, 2/25/55(b) $ 514,674 $ 518,839
SOFR30A + 1.15%,
4.78%, 7/25/55(b) 695,692 698,357
SOFR30A + 1.20%,
4.83%, 8/25/54(b) 418,584 421,932
SOFR30A + 1.25%,
4.88%, 3/25/54(b) 299,842 302,912
SOFR30A + 1.25%,
4.88%, 3/25/54(b) 52,472 53,098
SOFR30A + 1.25%,
4.88%, 5/25/54(b) 870,289 879,767
SOFR30A + 1.26%,
4.89%, 4/25/54(b) 700,447 708,905
SOFR30A + 1.40%,
5.03%, 1/25/54(b) 533,762 540,441
SOFR30A + 1.43%,
5.06%, 12/25/54(b) 197,888 199,832
FHLMC, Strips
SOFR30A + 1.15%,
4.78%, 10/25/53(b) 277,391 279,904
SOFR30A + 1.30%,
4.93%, 10/25/53(b) 287,387 290,550
FNMA, REMIC
SOFR30A + 0.80%,
4.43%, 3/25/54(b) 1,008,540 1,010,038
SOFR30A + 0.95%,
4.58%, 1/25/54(b) 154,237 155,309
SOFR30A + 1.05%,
4.68%, 9/25/55(b) 607,273 609,251
SOFR30A + 1.15%,
4.78%, 6/25/54(b) 412,554 415,680
SOFR30A + 1.15%,
4.78%, 6/25/54(b) 209,164 210,382
SOFR30A + 1.15%,
4.78%, 8/25/55(b) 445,254 447,598
SOFR30A + 1.20%,
4.83%, 5/25/54(b) 212,692 214,589
SOFR30A + 1.30%,
4.93%, 10/25/53(b) 415,440 419,731
SOFR30A + 1.50%,
5.13%, 12/25/54(b) 338,803 341,413
GNMA
SOFR30A + 0.90%,
4.51%, 7/20/53(b) 827,728 830,267
SOFR30A + 0.95%,
4.56%, 3/20/54(b) 256,346 257,692
SOFR30A + 0.95%,
4.56%, 10/20/54(b) 908,657 912,306
SOFR30A + 1.00%,
4.61%, 2/20/54(b) 266,376 267,375
SOFR30A + 1.00%,
4.61%, 8/20/54(b) 329,944 330,712
SOFR30A + 1.00%,
4.61%, 12/20/54(b) 354,342 355,899
SOFR30A + 1.00%,
4.61%, 6/20/55(b) 447,125 448,551

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (13.4%) (cont’d)
SOFR30A + 1.00%,
4.61%, 9/20/64(b) $ 736,091 $ 742,956
SOFR30A + 1.05%,
4.66%, 10/20/53(b) 281,794 283,468
SOFR30A + 1.05%,
4.66%, 10/20/54(b) 169,982 170,483
SOFR30A + 1.05%,
4.66%, 12/20/54(b) 677,767 683,681
SOFR30A + 1.10%,
4.71%, 8/20/53(b) 452,115 455,540
SOFR30A + 1.10%,
4.71%, 8/20/65(b) 944,888 948,584
GWT
CME Term SOFR 1 Month + 1.69%,
5.32%, 5/15/41(a)(b) 875,000 878,166
Home RE Ltd.
SOFR30A + 4.15%,
7.78%, 1/25/34(a)(b) 555,000 560,861
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.47%, 9/15/41(a)(b) 735,000 736,880
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.02%, 10/15/40(a)(b) 155,000 155,585
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.84%, 11/15/38(a)(b) 705,000 704,947
CME Term SOFR 1 Month + 1.21%,
4.84%, 11/15/38(a)(b) 379,000 379,371
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.58%, 5/25/55(a)(b) 902,808 903,316
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.12%, 12/15/39(a)(b) 651,000 652,956
PRMI Securitization Trust
SOFR30A + 1.50%,
5.09%, 12/25/55(a)(b) 349,595 351,097
Radnor Re Ltd.
SOFR30A + 2.70%,
6.33%, 7/25/33(a)(b) 264 265
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.22%, 6/15/39(a)(b) 140,000 140,040
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 395,000 394,513
31,067,844
Corporate Bonds ( 53 .8% )
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.70%, 2/1/27 530,000 524,279
Automobiles (2.0%)
Hyundai Capital America
4.25%, 1/8/29(a) 651,000 642,430
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) 2,075,000 2,038,866
Face
Amount Value
Volkswagen Group of America Finance LLC
3.20%, 9/26/26(a) $ 1,136,000 $ 1,132,280
4.45%, 9/11/27(a) 750,000 747,727
4,561,303
Banks (20.5%)
Banco Santander SA
1.72%, 9/14/27(b) 400,000 397,740
4.18%, 3/24/28(b) 2,100,000 2,094,411
Bank of America Corp.
1.73%, 7/22/27(b) 3,121,000 3,116,287
2.55%, 2/4/28(b) 700,000 692,154
3.59%, 7/21/28(b) 885,000 876,680
5.93%, 9/15/27(b) 1,288,000 1,291,828
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 2,353,000 2,339,862
Bank of Montreal
4.31%, 6/1/27 CAD 1,750,000 1,247,365
Bank of Nova Scotia (The)
4.37%, 2/2/30(b) $ 807,000 806,593
Barclays plc
4.84%, 9/10/28(b) 400,000 400,746
6.50%, 9/13/27(b) 290,000 291,089
BPCE SA
6.61%, 10/19/27(a)(b) 975,000 980,883
CaixaBank SA
6.21%, 1/18/29(a)(b) 980,000 1,002,920
6.68%, 9/13/27(a)(b) 2,335,000 2,344,867
Canadian Imperial Bank of Commerce
4.44%, 1/29/30(b) 805,000 804,650
Citibank NA
4.35%, 11/19/27(b) 400,000 400,444
Citigroup, Inc.
3.07%, 2/24/28(b) 900,000 891,603
3.52%, 10/27/28(b) 425,000 419,302
Danske Bank A/S
4.30%, 4/1/28(a)(b) 1,075,000 1,073,789
HSBC Holdings plc
4.04%, 3/13/28(b) 545,000 543,050
4.38%, 11/23/26 1,285,000 1,285,413
5.13%, 11/19/28(b) 300,000 302,023
Huntington National Bank (The)
4.87%, 4/12/28(b) 725,000 726,515
ING Groep NV
6.08%, 9/11/27(b) 1,625,000 1,629,521
JPMorgan Chase & Co.
3.54%, 5/1/28(b) 1,240,000 1,229,973
5.04%, 1/23/28(b) 4,865,000 4,880,649
National Bank of Canada
4.95%, 2/1/28(b)(d) 550,000 551,483
5.60%, 7/2/27(b) 157,000 157,006
NatWest Markets plc
4.17%, 11/6/28(a) 428,000 423,720
Pinnacle Bank
5.63%, 2/15/28 861,000 870,056
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/27 530,000 525,129
5.10%, 7/23/27(b)(d) 1,375,000 1,375,405

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (53.8%) (cont’d)
Royal Bank of Canada
5.07%, 7/23/27(b) $ 975,000 $ 975,506
Societe Generale SA
4.25%, 8/19/26(a) 692,000 691,703
5.52%, 1/19/28(a)(b) 1,100,000 1,105,438
Standard Chartered Bank
4.72%, 5/28/29(b) 1,040,000 1,040,186
Toronto-Dominion Bank (The)
4.11%, 10/13/28 625,000 618,638
Truist Bank
4.42%, 7/24/28(b) 2,125,000 2,122,787
Wells Fargo & Co.
3.58%, 5/22/28(b) 5,205,000 5,162,131
47,689,545
Capital Markets (7.1%)
Antares Holdings LP
3.95%, 7/15/26(a) 654,000 653,714
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 600,000 596,655
Blackstone Private Credit Fund
3.25%, 3/15/27 760,000 750,691
Citadel LP
4.88%, 1/15/27(a) 1,308,000 1,306,979
Deutsche Bank AG
2.31%, 11/16/27(b) 825,000 818,205
Goldman Sachs Group, Inc. (The)
1.54%, 9/10/27(b) 350,000 348,054
3.50%, 11/16/26 530,000 528,426
3.62%, 3/15/28(b) 1,365,000 1,356,163
3.81%, 4/23/29(b) 355,000 349,513
4.36%, 1/21/29(b) 1,520,000 1,522,627
Jefferies Financial Group, Inc.
4.30%, 2/11/27 1,125,000 1,123,240
4.50%, 9/15/26 930,000 929,351
LPL Holdings, Inc.
4.63%, 11/15/27(a) 1,290,000 1,284,103
5.70%, 5/20/27(d) 221,000 222,717
Macquarie Group Ltd.
1.63%, 9/23/27(a)(b) 1,153,000 1,144,921
Marex Group plc
5.83%, 5/8/28 545,000 548,928
UBS Group AG
1.49%, 8/10/27(a)(b) 1,604,000 1,598,403
4.28%, 1/9/28(a) 500,000 497,865
4.70%, 8/5/27(a)(b) 950,000 950,008
16,530,563
Chemicals (0.8%)
Celanese US Holdings LLC
1.40%, 8/5/26 900,000 896,318
LYB Finance Co. BV
8.10%, 3/15/27(a) 1,000,000 1,024,935
1,921,253
Construction & Engineering (0.3%)
MasTec, Inc.
4.50%, 8/15/28(a) 695,000 688,463
Face
Amount Value
Consumer Finance (2.4%)
AerCap Ireland Capital DAC
4.63%, 10/15/27 $ 550,000 $ 550,362
Ally Financial, Inc.
4.75%, 6/9/27 1,000,000 1,002,429
Capital One Financial Corp.
1.88%, 11/2/27(b) 715,000 708,450
4.93%, 5/10/28(b) 975,000 977,429
Ford Motor Credit Co. LLC
4.95%, 5/28/27 300,000 300,225
5.13%, 11/5/26(d) 1,700,000 1,702,140
7.35%, 11/4/27 265,000 272,367
5,513,402
Containers & Packaging (0.4%)
Sonoco Products Co.
4.45%, 9/1/26 875,000 875,093
Diversified REITs (0.9%)
VICI Properties LP
3.75%, 2/15/27(a)(d) 430,000 427,387
4.25%, 12/1/26(a) 1,675,000 1,671,922
2,099,309
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC
5.00%, 2/1/28(a) 400,000 395,195
5.13%, 5/1/27(a) 668,000 666,991
1,062,186
Electric Utilities (1.7%)
Enel Finance International NV
1.63%, 7/12/26(a)(c) 530,000 529,492
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 429,000 430,101
NRG Energy, Inc.
2.45%, 12/2/27(a) 1,150,000 1,112,376
Vistra Operations Co. LLC
3.70%, 1/30/27(a) 810,000 805,739
4.30%, 10/15/28(a) 530,000 524,059
5.05%, 12/30/26(a) 2,097 2,100
Xcel Energy, Inc.
3.35%, 12/1/26 530,000 528,226
3,932,093
Electronic Equipment, Instruments & Components (0.2%)
TD SYNNEX Corp.
4.30%, 1/17/29 480,000 474,081
Financial Services (1.0%)
Equitable America Global Funding
3.95%, 9/15/27(a) 1,100,000 1,090,869
Radian Group, Inc.
4.88%, 3/15/27 1,205,000 1,204,014
2,294,883
Food Products (1.3%)
JDE Peet's NV
1.38%, 1/15/27(a) 570,000 559,539

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (53.8%) (cont’d)
Smithfield Foods, Inc.
4.25%, 2/1/27(a) $ 2,561,000 $ 2,555,153
3,114,692
Ground Transportation (0.9%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a) 2,020,000 2,012,550
Health Care Equipment & Supplies (0.2%)
Smith & Nephew plc
5.15%, 3/20/27 500,000 501,854
Health Care Providers & Services (0.8%)
Centene Corp.
4.25%, 12/15/27 555,000 552,366
Icon Investments Six DAC
5.81%, 5/8/27 754,000 760,038
Providence St Joseph Health Obligated Group
2.75%, 10/1/26 500,000 497,776
1,810,180
Health Care REITs (1.0%)
CTR Partnership LP
3.88%, 6/30/28(a) 700,000 682,567
Healthpeak OP LLC
1.35%, 2/1/27 1,380,000 1,356,511
3.25%, 7/15/26 260,000 259,891
2,298,969
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
5.90%, 6/1/27 1,000,000 1,009,470
Insurance (3.4%)
American National Group, Inc.
5.00%, 6/15/27 1,780,000 1,783,215
Athene Global Funding
2.95%, 11/12/26(a) 695,000 690,854
4.86%, 8/27/26(a) 869,000 869,619
4.95%, 1/7/27(a) 1,015,000 1,016,509
Corebridge Global Funding
4.65%, 8/20/27(a) 100,000 100,134
GA Global Funding Trust
4.40%, 9/23/27(a) 930,000 926,259
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 1,450,000 1,462,658
Sammons Financial Group, Inc.
4.45%, 5/12/27(a) 1,080,000 1,077,083
7,926,331
Life Sciences Tools & Services (0.1%)
PRA Health Sciences, Inc.
2.88%, 7/15/26(a) 350,000 349,773
Metals & Mining (0.4%)
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 9/29/27(a) 837,582 829,976
Oil, Gas & Consumable Fuels (1.4%)
Colorado Interstate Gas Co. LLC
4.15%, 8/15/26(a) 1,000,000 998,980
Face
Amount Value
Continental Resources, Inc.
2.27%, 11/15/26(a) $ 1,615,000 $ 1,600,376
EQT Corp.
3.90%, 10/1/27 678,000 672,152
3,271,508
Passenger Airlines (1.0%)
Air Canada
3.88%, 8/15/26(a) 1,050,000 1,049,715
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,312,856 1,311,942
2,361,657
Pharmaceuticals (0.9%)
Bayer US Finance LLC
6.13%, 11/21/26(a) 340,000 341,787
Viatris, Inc.
2.30%, 6/22/27 1,775,000 1,733,662
2,075,449
Software (1.0%)
Oracle Corp.
2.80%, 4/1/27 265,000 261,520
4.55%, 2/4/29 770,000 759,194
4.75%, 2/4/29(b) 1,410,000 1,409,251
2,429,965
Specialized REITs (1.8%)
Crown Castle, Inc.
2.90%, 3/15/27 1,275,000 1,261,304
4.00%, 3/1/27 355,000 354,119
EPR Properties
4.50%, 6/1/27 2,538,000 2,533,369
4,148,792
Trading Companies & Distributors (1.2%)
Aviation Capital Group LLC
1.95%, 9/20/26(a) 916,000 911,067
Sumisho Air Lease Corp.
1.88%, 8/15/26 506,000 504,386
3.63%, 4/1/27 1,290,000 1,280,629
2,696,082
125,003,701
U.S. Government and Agency Security ( 11 .9% )
U.S. Treasury Note
3.75%, 6/30/27(d) 27,697,000 27,602,517
–
Total Fixed Income Securities
(Cost $213,941,054)
213,967,561
–
Shares
Investment Company ( 0 .3% )
Eaton Vance Floating-Rate ETF(e)
(Cost $719,473)
14,516 704,100

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 7 .5% )
Investment Company ( 3 .0% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (f)
(Cost $6,877,118)
6,877,118 $ 6,877,118
Security held as Collateral on Loaned Securities
( 0 .0% ) (g)
Investment Company (0.0%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.56% (f)
(Cost $127,906)
127,906 127,906
Face
Amount
Commercial Paper ( 4 .5% )
Harley-Davidson Financial Services,
Inc.
4.60%, 7/6/26 $ 625,000 624,583
HCA, Inc.
4.36%, 10/1/26 1,100,000 1,087,394
4.46%, 10/9/26 890,000 878,884
Jabil, Inc.
4.39%, 8/17/26(a) 1,200,000 1,193,123
Oracle Corp.
4.39%, 10/2/26 500,000 494,232
4.52%, 9/17/26 675,000 668,506
Rogers Communications, Inc.
4.19%, 7/16/26 1,080,000 1,078,069
TELUS Corp.
4.49%, 10/13/26 990,000 977,165
Triton Container International Ltd.
4.37%, 7/1/26 1,000,000 999,879
4.46%, 9/14/26 1,415,000 1,401,854
Videotron Ltd.
4.18%, 7/14/26 1,150,000 1,148,060
Total Commercial Paper
(Cost $10,552,390)
10,551,749
Total Short-Term Investments
(Cost $17,557,414)
17,556,773
Total Investments ( 100 .0% )
( Cost $ 232,217,941 ) including
$ 9,673,159 of Securities Loaned (h) 232,228,434
Liabilities in Excess of Other Assets (–%)
(13,813)
Net Assets (100.0%) $232,214,621
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 9,673,159 and $ 9,922,425 , respectively. The Fund received cash collateral of $ 127,906 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 9,794,519 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) For the period ended June 30, 2026, the cost of purchases of Eaton
Vance Floating-Rate ETF, which may be deemed an affiliate of the
Adviser under the Investment Company Act of 1940, was $941,879 and proceeds from sales were $961,707 including net realized loss of $(10,999). For the period ended June 30, 2026, management fees related Fund's investment in Eaton Vance Floating-Rate ETF was reduced by $2,223.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $3,915 relating to the Fund’s investment in the Liquidity Fund.
(g) Amount is less than 0.05%.
(h) At June 30, 2026, the aggregate cost for federal income tax purposes is $232,217,941. The aggregate gross unrealized appreciation is $270,821 and the aggregate gross unrealized depreciation is
$260,328, resulting in net unrealized appreciation of $10,493.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
BNP Paribas SA $ 1,774,099 CAD 1,278,429 9/16/26 $ 23,184
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Depreciation
Long:
U.S. Treasury 2 Year Notes 14 Sep-26 $ 2,800,000 $ 2,885,859 $ (4,183)
Short:
U.S. Treasury 5 Year Notes 24 Sep-26 $ (2,400,000) $ (2,569,125) $ (1,727)
$ (5,910)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 53 .8%
Commercial Mortgage-Backed Securities 13 .4
Asset-Backed Securities 13 .1
U.S. Government and Agency Securities 11 .9
Short-Term Investments 7 .5
Other** 0 .3
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 5,454,984 and total unrealized depreciation of $ 5,910 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of
$ 23,184 .

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (95.3%)
Aerospace & Defense ( 2 .4% )
FTAI Aviation Ltd. 55 $ 14,879
General Electric Co. 684 255,631
HEICO Corp. 144 51,292
HEICO Corp., Class  A 159 41,008
Rocket Lab Corp. (a) 532 54,078
RTX Corp. 955 181,192
TransDigm Group, Inc. 78 103,899
701,979
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 488 79,534
Automobiles ( 2 .3% )
Ford Motor Co. 6,865 95,423
Rivian Automotive, Inc., Class  A (a)(b) 1,816 31,508
Tesla, Inc. (a)(c) 1,276 536,686
663,617
Banks ( 3 .6% )
Bank of America Corp. 4,174 237,834
Citizens Financial Group, Inc. 792 55,495
First Citizens BancShares, Inc., Class  A 16 33,293
Huntington Bancshares, Inc. 4,674 82,870
JPMorgan Chase & Co. (c) 1,426 466,773
Wells Fargo & Co. 2,070 171,065
1,047,330
Beverages ( 1 .1% )
Coca-Cola Co. (The) 2,507 203,744
PepsiCo, Inc. 780 105,612
309,356
Biotechnology ( 1 .6% )
AbbVie, Inc. 1,045 262,964
Alnylam Pharmaceuticals, Inc. (a) 108 32,511
Amgen, Inc. 338 122,396
Insmed, Inc. (a) 77 8,210
Natera, Inc. (a) 164 44,518
470,599
Broadline Retail ( 3 .6% )
Amazon.com, Inc. (a)(c) 4,153 989,826
MercadoLibre, Inc. (a) 32 54,317
1,044,143
Building Products ( 0 .5% )
Carlisle Cos., Inc. 203 73,638
Lennox International, Inc. 138 79,067
152,705
Capital Markets ( 2 .9% )
Bank of New York Mellon Corp. (The) 941 136,078
Carlyle Group, Inc. (The) 277 11,664
Charles Schwab Corp. (The) 1,382 127,517
Interactive Brokers Group, Inc., Class  A 902 78,510
LPL Financial Holdings, Inc. 97 27,323
Morgan Stanley (d) 522 109,119
Nasdaq, Inc. 864 68,101
Robinhood Markets, Inc., Class  A (a) 438 43,923
State Street Corp. 735 124,656
Shares Value
T Rowe Price Group, Inc. 663 $ 75,376
Tradeweb Markets, Inc., Class  A 322 32,091
834,358
Chemicals ( 0 .9% )
Dow, Inc. 2,204 60,301
International Flavors & Fragrances, Inc. 472 37,392
Linde plc 324 168,137
265,830
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 410 87,363
Communications Equipment ( 1 .1% )
Cisco Systems, Inc. 2,628 308,685
Ubiquiti, Inc. 33 17,623
326,308
Construction & Engineering ( 0 .1% )
MasTec, Inc. (a) 72 29,956
Consumer Staples Distribution & Retail ( 1 .7% )
Costco Wholesale Corp. 251 234,803
Walmart, Inc. 2,185 247,473
482,276
Containers & Packaging ( 0 .2% )
International Paper Co. 1,457 55,512
Diversified Telecommunication Services ( 0 .4% )
AT&T, Inc. 5,295 109,607
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 810 61,795
Edison International 1,036 77,130
Entergy Corp. 720 82,699
FirstEnergy Corp. 1,479 70,312
PPL Corp. 1,729 62,849
354,785
Electrical Equipment ( 1 .9% )
Bloom Energy Corp., Class  A (a) 78 23,610
Eaton Corp. plc 353 150,420
GE Vernova, Inc. 167 196,202
Hubbell, Inc., Class  B 84 43,949
Rockwell Automation, Inc. 250 123,770
537,951
Electronic Equipment, Instruments & Components ( 0 .3% )
TE Connectivity plc 487 98,184
Energy Equipment & Services ( 0 .1% )
Halliburton Co. 1,211 41,113
Entertainment ( 1 .3% )
Netflix, Inc. (a) 2,343 167,290
ROBLOX Corp., Class  A (a) 332 18,054
Spotify Technology SA (a) 89 40,863
TKO Group Holdings, Inc., Class  A 136 27,378
Walt Disney Co. (The) 1,188 114,345
367,930
Financial Services ( 3 .5% )
Berkshire Hathaway, Inc., Class  B (a) 723 361,782
Fiserv, Inc. (a) 1,216 59,645

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Mastercard, Inc., Class  A 466 $ 239,338
Rocket Cos., Inc., Class  A (a) 635 10,001
Toast, Inc., Class  A (a) 482 13,409
Visa, Inc., Class  A 919 315,300
999,475
Food Products ( 0 .2% )
Hershey Co. (The) 345 60,530
Ground Transportation ( 0 .5% )
CSX Corp. 2,546 121,011
XPO, Inc. (a) 78 16,013
137,024
Health Care Equipment & Supplies ( 0 .9% )
Becton Dickinson & Co. 558 84,442
Edwards Lifesciences Corp. (a) 864 78,157
Intuitive Surgical, Inc. (a) 248 98,625
261,224
Health Care Providers & Services ( 1 .7% )
Cencora, Inc. 278 78,669
CVS Health Corp. 1,294 133,864
HCA Healthcare, Inc. 180 70,180
UnitedHealth Group, Inc. 487 202,412
485,125
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 238 42,238
Hotels, Restaurants & Leisure ( 1 .6% )
DraftKings, Inc., Class  A (a) 388 9,801
Flutter Entertainment plc (a) 701 71,621
Hilton Worldwide Holdings, Inc. 293 96,825
McDonald's Corp. 509 137,588
Viking Holdings Ltd. (a) 473 49,509
Yum! Brands, Inc. 516 82,487
447,831
Household Products ( 0 .6% )
Procter & Gamble Co. (The) 1,260 184,766
Industrial Conglomerates ( 0 .4% )
3M Co. 685 110,908
Insurance ( 1 .1% )
Hartford Insurance Group, Inc. (The) 587 77,789
Loews Corp. 608 68,832
Markel Group, Inc. (a) 13 25,389
Principal Financial Group, Inc. 779 83,961
W. R. Berkley Corp. 828 58,399
314,370
Interactive Media & Services ( 7 .9% )
Alphabet, Inc., Class  A (c) 2,533 905,218
Alphabet, Inc., Class  C (c) 2,273 803,119
Meta Platforms, Inc., Class  A (c) 972 547,518
Reddit, Inc., Class  A (a) 100 17,358
2,273,213
IT Services ( 0 .8% )
Cloudflare, Inc., Class  A (a) 216 52,980
International Business Machines Corp. 452 127,107
Shares Value
Snowflake, Inc., Class  A (a) 216 $ 54,972
235,059
Life Sciences Tools & Services ( 0 .7% )
Illumina, Inc. (a) 573 100,750
Thermo Fisher Scientific, Inc. 219 109,798
210,548
Machinery ( 1 .4% )
Caterpillar, Inc. 202 215,110
Otis Worldwide Corp. 1,040 74,464
Westinghouse Air Brake Technologies Corp. 378 101,909
391,483
Media ( 0 .2% )
Fox Corp., Class  A 678 35,365
Fox Corp., Class  B 373 17,471
52,836
Metals & Mining ( 0 .4% )
Anglogold Ashanti plc 58 4,692
Reliance, Inc. 114 42,590
Southern Copper Corp. 450 78,417
125,699
Multi-Utilities ( 1 .1% )
Ameren Corp. 683 77,206
CMS Energy Corp. 950 72,675
DTE Energy Co. 510 77,709
WEC Energy Group, Inc. 686 80,104
307,694
Oil, Gas & Consumable Fuels ( 2 .6% )
Cheniere Energy, Inc. 386 92,258
Chevron Corp. 1,246 206,537
Devon Energy Corp. 2,207 91,193
Exxon Mobil Corp. 2,409 329,358
Venture Global, Inc., Class  A 1,491 16,595
735,941
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 271 21,395
Pharmaceuticals ( 3 .8% )
Eli Lilly & Co. (c) 433 519,353
Johnson & Johnson 1,368 347,431
Merck & Co., Inc. 1,627 209,070
Royalty Pharma plc, Class  A 360 20,185
1,096,039
Professional Services ( 0 .5% )
Paychex, Inc. 848 83,384
SS&C Technologies Holdings, Inc. 1,045 64,842
148,226
Residential REITs ( 0 .7% )
AvalonBay Communities, Inc. 416 78,495
Mid-America Apartment Communities, Inc. 525 72,943
Sun Communities, Inc. 515 61,754
213,192
Retail REITs ( 0 .3% )
Realty Income Corp. (b) 1,410 87,364

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment ( 19 .0% )
Advanced Micro Devices, Inc. (a) 1,056 $ 613,441
Applied Materials, Inc. 32 23,136
Astera Labs, Inc. (a) 53 25,600
Broadcom, Inc. (c) 2,160 815,940
Credo Technology Group Holding Ltd. (a) 71 19,309
Entegris, Inc. 508 91,369
Intel Corp. 1,921 268,229
Lam Research Corp. 1,006 435,930
Marvell Technology, Inc. 411 122,433
Micron Technology, Inc. 682 787,226
Monolithic Power Systems, Inc. 76 105,059
NVIDIA Corp. (c) 9,748 1,950,477
ON Semiconductor Corp. (a) 1,004 94,918
Teradyne, Inc. 303 146,604
5,499,671
Software ( 6 .4% )
Atlassian Corp., Class  A (a) 673 52,353
Circle Internet Group, Inc., Class  A (a) 419 26,242
Microsoft Corp. (c) 3,201 1,194,037
Oracle Corp. 467 68,439
Palantir Technologies, Inc., Class  A (a) 1,047 122,153
Roper Technologies, Inc. 222 75,122
Salesforce, Inc. 732 114,675
Samsara, Inc., Class  A (a) 548 17,772
Strategy, Inc., Class  A (a) 222 19,298
Tyler Technologies, Inc. (a) 219 64,049
Zoom Communications, Inc., Class  A (a) 89 7,682
Zscaler, Inc. (a) 508 71,704
1,833,526
Specialized REITs ( 0 .4% )
Crown Castle, Inc. 707 53,541
VICI Properties, Inc., Class  A 2,445 64,915
118,456
Specialty Retail ( 1 .5% )
Home Depot, Inc. (The) 599 211,255
Ross Stores, Inc. 517 110,044
Ulta Beauty, Inc. (a) 90 40,588
Williams-Sonoma, Inc. 271 63,170
425,057
Technology Hardware, Storage & Peripherals ( 8 .0% )
Apple, Inc. (c) 6,362 1,840,909
Dell Technologies, Inc., Class  C 437 188,548
Everpure, Inc., Class  A (a) 242 19,067
Seagate Technology Holdings plc 264 254,760
2,303,284
Textiles, Apparel & Luxury Goods ( 0 .2% )
Deckers Outdoor Corp. (a) 600 59,574
Tobacco ( 0 .6% )
Philip Morris International, Inc. 1,007 182,176
Trading Companies & Distributors ( 0 .3% )
Ferguson Enterprises, Inc. 222 52,687
Shares Value
Watsco, Inc. 103 $ 42,923
95,610
Total Common Stocks
(Cost $20,372,018) 27,519,970
Short-Term Investment (4.7%)
Investment Company (4.7%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $1,365,230)
1,365,230 1,365,230
Total Investments Excluding Purchased
Options ( 100 .0% ) (Cost $ 21,737,248 ) 28,885,200
Total Purchased Options Outstanding (0.7%)
(Cost $258,822) 195,467
Total Investments ( 100 .7% )
(Cost $ 21,996,070 ) including
$ 96,769 of Securities Loaned (f) (g) 29,080,667
Total Written Options (-1.1%)
(Premiums Received $ (298,421) ) (306,819)
Other Assets in Excess of Liabilities
(
0.4%
) 116,926
Net Assets (100.0%) $ 28,890,774
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 96,769 and $ 99,456 , respectively. The collateral of $ 99,456 was received in the form of U.S. Government obligations, which the
Fund cannot sell or re-pledge and accordingly are not reflected in the
Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) All or a portion of the security pledged as collateral for Written options.
(d) For the period ended June 30, 2026, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$6,556.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $782 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2026, the aggregate cost for federal income tax purposes is $21,996,070. The aggregate gross unrealized appreciation is
$7,676,664 and the aggregate gross unrealized depreciation is
$592,067, resulting in net unrealized appreciation of $7,084,597.
(g) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Paid
Unrealized
Depreciation
S&P 500 Mini-SPX Index 18 USD 490 7/17/26 $ 1,349,892 $ 54 $ 5,389 $ (5,335)
S&P 500 Mini-SPX Index 36 USD 495 7/17/26 2,699,784 108 5,234 (5,126)
S&P 500 Mini-SPX Index 36 USD 520 8/21/26 2,699,784 1,260 5,441 (4,181)
S&P 500 Mini-SPX Index 13 USD 480 8/21/26 974,922 306 5,050 (4,744)
S&P 500 Mini-SPX Index 10 USD 460 9/18/26 749,940 460 4,694 (4,234)
S&P 500 Mini-SPX Index 49 USD 530 9/18/26 3,674,706 4,312 5,821 (1,509)
S&P 500 Mini-SPX Index 13 USD 500 10/16/26 974,922 1,482 5,023 (3,541)
S&P 500 Mini-SPX Index 13 USD 520 11/20/26 974,922 2,723 5,076 (2,353)
S&P 500 Mini-SPX Index 16 USD 530 12/18/26 1,199,904 4,728 5,479 (751)
Total $15,433 $47,207 $(31,774)
Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Paid
Unrealized
Depreciation
State Street SPDR S&P 500 ETF Trust
96 USD 755 9/18/26 $ 7,168,992 $ 180,034 $ 211,615 $ (31,581)
Call Options Written:
The Fund had the following call options written open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
6 USD 7,640 7/01/26 $ 4,499,616 $ (42) $ (11,452) $ 11,410
S&P 500 Index
8 USD 7,500 7/01/26 5,999,488 (11,200) (12,178) 978
S&P 500 Index
8 USD 7,470 7/02/26 5,999,488 (34,728) (11,619) (23,109)
S&P 500 Index
8 USD 7,535 7/06/26 5,999,488 (17,408) (9,619) (7,789)
S&P 500 Index
6 USD 7,630 7/06/26 4,499,616 (960) (9,672) 8,712
S&P 500 Index
8 USD 7,525 7/10/26 5,999,488 (34,640) (15,688) (18,952)
Total $(98,978) $(70,228) $(28,750)
Put Options Written:
The Fund had the following put options written open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
State Street SPDR S&P 500 ETF Trust
96 USD 755 9/18/26
$ 7,168,992
$ (207,841)
$ (228,193) $ 20,352
USD United States Dollar

Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Information Technology 35 .4%
Other* 17 .6
Financials 11 .0
Communication Services 9 .6
Consumer Discretionary 9 .1
Health Care 8 .8
Industrials 8 .5
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (99.3%)
Aerospace & Defense ( 1 .5% )
General Dynamics Corp. (a) 5,737 $ 2,032,275
L3Harris Technologies, Inc. 6,065 1,762,428
RTX Corp. 10,843 2,057,243
5,851,946
Air Freight & Logistics ( 1 .0% )
Expeditors International of Washington, Inc. (a) 13,378 2,180,346
United Parcel Service, Inc., Class  B 18,880 2,029,600
4,209,946
Automobile Components ( 1 .5% )
Gentex Corp. 89,529 2,262,398
LCI Industries (b) 13,673 1,447,697
Lear Corp. (a) 17,070 2,288,404
5,998,499
Banks ( 2 .8% )
Cullen/Frost Bankers, Inc. 14,585 2,253,674
First Interstate BancSystem, Inc., Class  A 57,238 2,207,097
Prosperity Bancshares, Inc. 29,183 2,131,235
Regions Financial Corp. 74,153 2,239,421
United Bankshares, Inc. 49,256 2,257,402
11,088,829
Beverages ( 2 .0% )
Coca-Cola Co. (The) 27,679 2,249,472
Keurig Dr Pepper, Inc. (a) 70,176 2,296,861
Molson Coors Beverage Co., Class  B (a)(b) 47,426 1,847,717
PepsiCo, Inc. 13,555 1,835,347
8,229,397
Biotechnology ( 1 .1% )
AbbVie, Inc. 10,128 2,548,610
Gilead Sciences, Inc. 15,400 1,945,636
4,494,246
Building Products ( 0 .5% )
AO Smith Corp. (b) 31,579 1,980,635
Capital Markets ( 2 .0% )
Brookfield Asset Management Ltd., Class  A 42,531 1,907,515
CME Group, Inc. 7,129 1,574,297
Janus Henderson Group plc 40,969 2,128,340
T Rowe Price Group, Inc. 20,431 2,322,800
7,932,952
Chemicals ( 6 .2% )
Air Products and Chemicals, Inc. (a) 6,952 2,038,187
Balchem Corp. 11,963 2,021,149
Cabot Corp. 27,679 2,513,807
Corteva, Inc. 26,513 2,245,386
Dow, Inc. 56,384 1,542,666
DuPont de Nemours, Inc. 14,710 1,995,264
International Flavors & Fragrances, Inc. 29,295 2,320,750
Linde plc (a) 4,156 2,156,715
LyondellBasell Industries NV, Class  A 29,726 1,565,074
Mosaic Co. (The) 83,717 1,773,963
NewMarket Corp. 3,011 2,382,424
PPG Industries, Inc. 18,417 2,233,798
24,789,183
Shares Value
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. 25,961 $ 3,049,379
Construction Materials ( 0 .5% )
Vulcan Materials Co. 6,939 2,047,074
Consumer Staples Distribution & Retail ( 1 .2% )
Costco Wholesale Corp. 2,080 1,945,777
Target Corp. 20,524 2,680,640
4,626,417
Containers & Packaging ( 2 .7% )
Amcor plc (b) 51,286 2,223,248
AptarGroup, Inc. 16,267 2,036,628
Avery Dennison Corp. 11,168 1,813,125
International Paper Co. (a) 62,961 2,398,814
Packaging Corp. of America 9,545 2,274,383
10,746,198
Distributors ( 1 .0% )
Genuine Parts Co. 19,225 2,268,166
LKQ Corp. 64,798 1,706,131
3,974,297
Diversified Telecommunication Services ( 1 .3% )
AT&T, Inc. 76,404 1,581,563
Comcast Corp., Class  A 64,237 1,577,018
Verizon Communications, Inc. (a) 44,716 1,893,276
5,051,857
Electric Utilities ( 5 .2% )
Alliant Energy Corp. (a) 29,076 2,218,208
American Electric Power Co., Inc. 15,626 2,137,793
Duke Energy Corp. 16,142 2,043,254
Evergy, Inc. 25,788 2,228,857
FirstEnergy Corp. 42,560 2,023,302
IDACORP, Inc. (a)(b) 14,176 2,144,829
OGE Energy Corp. (a) 43,138 2,099,095
Portland General Electric Co. (b) 39,531 2,048,892
PPL Corp. 52,764 1,917,972
Southern Co. (The) 22,486 2,152,135
21,014,337
Electronic Equipment, Instruments & Components ( 3 .0% )
Avnet, Inc. 31,780 2,822,700
Badger Meter, Inc. (b) 13,685 2,030,580
Corning, Inc. (a) 15,771 4,028,386
TD SYNNEX Corp. 11,999 3,207,813
12,089,479
Energy Equipment & Services ( 1 .0% )
Noble Corp. plc (b) 49,457 1,844,746
Patterson-UTI Energy, Inc. (a) 239,953 2,202,769
4,047,515
Entertainment ( 0 .5% )
Electronic Arts, Inc. 10,027 2,055,936
Financial Services ( 0 .8% )
Jack Henry & Associates, Inc. (b) 10,848 1,494,204
Western Union Co. (The) (b) 217,873 1,677,622
3,171,826

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Food Products ( 3 .7% )
Archer-Daniels-Midland Co. 30,034 $ 2,294,598
Cal-Maine Foods, Inc. (a) 27,000 2,175,120
Conagra Brands, Inc. (a) 146,528 1,972,267
Flowers Foods, Inc. (a)(b) 240,502 1,899,966
Hormel Foods Corp. 97,022 2,408,086
Ingredion, Inc. 18,006 1,705,348
Kraft Heinz Co. (The) (a)(b) 93,779 2,215,060
14,670,445
Gas Utilities ( 2 .0% )
Atmos Energy Corp. 11,236 1,935,626
MDU Resources Group, Inc. 96,246 2,041,378
New Jersey Resources Corp. 39,937 2,238,069
ONE Gas, Inc. 23,782 1,832,879
8,047,952
Ground Transportation ( 0 .5% )
Norfolk Southern Corp. 6,577 2,069,058
Health Care Equipment & Supplies ( 2 .4% )
Abbott Laboratories (a) 22,837 2,072,229
Becton Dickinson & Co. 13,128 1,986,660
Medtronic plc 19,906 1,557,247
STERIS plc 9,089 1,913,871
Stryker Corp. (a) 6,173 1,943,507
9,473,514
Health Care Providers & Services ( 3 .2% )
Cardinal Health, Inc. 9,905 2,353,032
Cencora, Inc. 5,700 1,612,986
Chemed Corp. (a) 5,315 2,475,408
Cigna Group (The) 7,265 2,002,815
Labcorp Holdings, Inc. 7,783 2,179,240
Quest Diagnostics, Inc. 10,577 2,241,795
12,865,276
Hotels, Restaurants & Leisure ( 2 .2% )
Restaurant Brands International, Inc. 26,926 1,952,404
Texas Roadhouse, Inc., Class  A 10,536 2,035,872
Vail Resorts, Inc. (a)(b) 16,454 2,240,212
Wendy's Co. (The) (a)(b) 304,694 2,525,913
8,754,401
Household Durables ( 0 .9% )
Garmin Ltd. 8,763 2,081,563
Lennar Corp., Class  A 17,933 1,622,757
3,704,320
Household Products ( 2 .7% )
Church & Dwight Co., Inc. (a) 21,931 2,124,675
Clorox Co. (The) 17,723 1,691,483
Kimberly-Clark Corp. (a)(b) 20,757 2,278,496
Procter & Gamble Co. (The) (a) 13,420 1,967,909
Reynolds Consumer Products, Inc. 101,127 2,715,260
10,777,823
Insurance ( 4 .9% )
Aflac, Inc. 18,345 2,150,951
American Financial Group, Inc. 15,242 2,132,966
Cincinnati Financial Corp. (a) 12,409 2,297,402
Everest Group Ltd. 5,789 2,068,005
Shares Value
Fidelity National Financial, Inc. (a) 40,191 $ 1,895,408
Old Republic International Corp. 51,360 2,101,651
Principal Financial Group, Inc. (a) 22,330 2,406,727
Prudential Financial, Inc. 21,556 2,326,539
RLI Corp. (a) 35,399 2,091,019
19,470,668
Interactive Media & Services ( 0 .6% )
Alphabet, Inc., Class  A 6,616 2,364,360
IT Services ( 1 .6% )
Accenture plc, Class  A 11,831 1,472,250
Amdocs Ltd. 32,604 1,647,806
Cognizant Technology Solutions Corp., Class  A 23,756 920,070
International Business Machines Corp. 9,125 2,566,041
6,606,167
Leisure Products ( 0 .9% )
Hasbro, Inc. (a) 21,865 1,805,830
Polaris, Inc. 28,910 1,978,601
3,784,431
Life Sciences Tools & Services ( 1 .1% )
Danaher Corp. 11,818 2,251,092
QIAGEN NV 55,597 2,173,843
4,424,935
Machinery ( 2 .2% )
Cummins, Inc. 3,916 2,792,930
Donaldson Co., Inc. 23,158 2,078,894
Graco, Inc. (a) 24,732 1,869,986
Snap-on, Inc. 5,399 2,172,558
8,914,368
Media ( 1 .8% )
Fox Corp., Class  A 31,713 1,654,150
New York Times Co. (The), Class  A 27,007 1,889,950
News Corp., Class  A 77,279 1,918,838
Omnicom Group, Inc. (a) 26,458 1,926,936
7,389,874
Metals & Mining ( 1 .0% )
Reliance, Inc. (a) 6,264 2,340,230
Royal Gold, Inc. 8,059 1,608,657
3,948,887
Multi-Utilities ( 2 .7% )
Avista Corp. 51,194 2,094,347
Consolidated Edison, Inc. 19,159 2,119,560
Dominion Energy, Inc. 33,701 2,301,442
Public Service Enterprise Group, Inc. 25,364 2,058,542
WEC Energy Group, Inc. 17,838 2,082,943
10,656,834
Oil, Gas & Consumable Fuels ( 9 .3% )
Antero Midstream Corp. 95,084 2,163,161
Chevron Corp. 10,839 1,796,673
Chord Energy Corp. 15,039 1,718,958
ConocoPhillips 16,329 1,697,563
Devon Energy Corp. 43,817 1,810,518
DT Midstream, Inc. 15,217 2,232,942
EOG Resources, Inc. 15,186 1,970,080
Exxon Mobil Corp. 13,625 1,862,810

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
HF Sinclair Corp. 34,538 $ 2,405,572
International Seaways, Inc. (a)(b) 32,296 2,473,551
Kinder Morgan, Inc. 64,075 2,048,478
Magnolia Oil & Gas Corp., Class  A (b) 74,386 1,902,794
ONEOK, Inc. 23,313 2,026,832
Permian Resources Corp., Class  A 126,824 2,334,830
Phillips 66 (a) 13,130 2,219,626
Valero Energy Corp. 9,922 2,584,086
Viper Energy, Inc., Class  A 42,569 1,804,925
Williams Cos., Inc. (The) 28,378 2,109,620
37,163,019
Personal Care Products ( 0 .6% )
Interparfums, Inc. (b) 21,676 2,424,677
Pharmaceuticals ( 2 .8% )
Bristol-Myers Squibb Co. 35,769 2,061,010
Johnson & Johnson 8,802 2,235,444
Merck & Co., Inc. 18,363 2,359,645
Pfizer, Inc. 75,945 1,828,756
Royalty Pharma plc, Class  A (a) 51,660 2,896,576
11,381,431
Professional Services ( 3 .2% )
Automatic Data Processing, Inc. 10,627 2,379,917
Exponent, Inc. 28,737 1,688,586
Korn Ferry 31,115 2,071,637
ManpowerGroup, Inc. (a) 69,489 2,346,643
Paychex, Inc. (a) 18,843 1,852,832
Robert Half, Inc. (a)(b) 76,067 2,335,257
12,674,872
Semiconductors & Semiconductor Equipment ( 3 .2% )
Analog Devices, Inc. 6,298 2,501,377
Power Integrations, Inc. 34,844 2,918,533
QUALCOMM, Inc. 12,499 2,309,690
Skyworks Solutions, Inc. (a)(b) 33,022 2,238,892
Texas Instruments, Inc. 9,474 2,823,915
12,792,407
Software ( 2 .1% )
Dolby Laboratories, Inc., Class  A 32,291 1,697,861
Intuit, Inc. 5,316 1,387,476
Microsoft Corp. 4,202 1,567,430
Roper Technologies, Inc. (a) 5,457 1,846,594
Salesforce, Inc. 11,729 1,837,465
8,336,826
Specialty Retail ( 2 .6% )
Best Buy Co., Inc. 33,869 2,569,980
Buckle, Inc. (The) 37,446 1,580,221
Home Depot, Inc. (The) 6,165 2,174,272
Penske Automotive Group, Inc. (a)(b) 12,762 2,283,760
TJX Cos., Inc. (The) (a) 13,321 2,018,132
10,626,365
Technology Hardware, Storage & Peripherals ( 0 .5% )
HP, Inc. (a) 100,922 2,214,229
Textiles, Apparel & Luxury Goods ( 1 .1% )
Columbia Sportswear Co. (a) 32,672 2,019,783
Shares Value
Steven Madden Ltd. 53,892 $ 2,268,853
4,288,636
Tobacco ( 0 .5% )
Altria Group, Inc. (a) 30,678 2,207,282
Trading Companies & Distributors ( 1 .7% )
Fastenal Co. 46,164 2,217,257
MSC Industrial Direct Co., Inc., Class  A 22,145 2,634,148
Watsco, Inc. (b) 4,638 1,932,793
6,784,198
Wireless Telecommunication Services ( 0 .7% )
Millicom International Cellular SA 31,730 2,879,815
Total Common Stocks
(Cost $365,281,410) 398,147,018
Short-Term Investments (1.9%)
Investment Company (1.0%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (c)
(Cost $4,245,051)
4,245,051 4,245,051
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (c)
(Cost $3,554,236)
3,554,236 3,554,236
Total Short-Term Investments
(Cost $7,799,287) 7,799,287
–
Total Investments ( 101 .2% )
(Cost $ 373,080,697 ) including
$ 28,433,489 of Securities Loaned (d) (e) 405,946,305
Total Written Options (-0.2%)
(Premiums Received $ (933,249) ) (916,055)
Liabilities in Excess of Other Assets
(
-1.0%
) (3,853,049)
Net Assets (100.0%) $ 401,177,201
(a) All or a portion of the security pledged as collateral for Written options.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were
$ 28,433,489 and $ 29,002,596 , respectively. The Fund received cash collateral of $ 3,554,236 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 25,448,360 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $3,141 relating to the Fund’s investment in the Liquidity Fund.
(d) At June 30, 2026, the aggregate cost for federal income tax purposes is $373,080,697. The aggregate gross unrealized appreciation is $52,326,328 and the aggregate gross unrealized depreciation is $19,460,720, resulting in net unrealized appreciation of
$32,865,608.
(e) Securities are available for collateral in connection with open Written options.
Call Options Written:
The Fund had the following call options written open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
State Street SPDR S&P 500 ETF Trust
1,641 USD 762 7/01/26 $ 122,544,957 $ (331) $ (231,644) $ 231,313
State Street SPDR S&P 500 ETF Trust
1,886 USD 760 7/06/26 140,840,822 (28,797) (312,393) 283,596
State Street SPDR S&P 500 ETF Trust
1,950 USD 750 7/10/26 145,620,150 (886,927) (389,212) (497,715)
Total $(916,055) $(933,249) $17,194
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 11 .2%
Consumer Staples 10 .7
Health Care 10 .6
Industrials 10 .6
Financials 10 .4
Materials 10 .3
Energy 10 .2
Consumer Discretionary 10 .2
Utilities 9 .9
Other** 5 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)
Shares Value
Common Stocks (102.0%)
Aerospace & Defense ( 2 .6% )
Boeing Co. (The) (a) 3,138 $ 679,283
FTAI Aviation Ltd. 1,238 334,916
General Electric Co. 3,567 1,333,095
HEICO Corp. 766 272,841
HEICO Corp., Class  A 532 137,208
Howmet Aerospace, Inc. 3,129 841,263
Rocket Lab Corp. (a) 644 65,463
3,664,069
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 2,599 423,585
Automobiles ( 2 .6% )
Ford Motor Co. 38,821 539,612
Rivian Automotive, Inc., Class  A (a)(b) 2,900 50,315
Tesla, Inc. (a) 7,167 3,014,440
3,604,367
Banks ( 3 .7% )
Bank of America Corp. 21,156 1,205,469
Citizens Financial Group, Inc. 6,255 438,288
Huntington Bancshares, Inc. 17,679 313,449
JPMorgan Chase & Co. (c) 7,268 2,379,034
Wells Fargo & Co. 10,333 853,919
5,190,159
Beverages ( 1 .3% )
Coca-Cola Co. (The) 14,029 1,140,137
PepsiCo, Inc. 5,170 700,018
1,840,155
Biotechnology ( 1 .7% )
AbbVie, Inc. 5,640 1,419,249
Alnylam Pharmaceuticals, Inc. (a) 388 116,800
Amgen, Inc. 2,231 807,890
Natera, Inc. (a) 354 96,093
2,440,032
Broadline Retail ( 4 .1% )
Amazon.com, Inc. (a)(c) 22,515 5,366,225
Coupang, Inc. (a) 7,207 125,186
MercadoLibre, Inc. (a) 109 185,015
5,676,426
Building Products ( 0 .3% )
Carlisle Cos., Inc. 1,078 391,045
Capital Markets ( 1 .4% )
Blackstone, Inc. 4,641 546,107
Carlyle Group, Inc. (The) 2,495 105,064
LPL Financial Holdings, Inc. 132 37,182
Morgan Stanley (d) 2,911 608,515
Nasdaq, Inc. 4,014 316,384
TPG, Inc., Class  A 8,012 324,887
Tradeweb Markets, Inc., Class  A 343 34,183
1,972,322
Chemicals ( 0 .9% )
Dow, Inc. 13,366 365,694
Shares Value
Linde plc 1,737 $ 901,399
1,267,093
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 1,942 413,801
Communications Equipment ( 1 .4% )
Cisco Systems, Inc. 15,886 1,865,970
Ubiquiti, Inc. 69 36,848
1,902,818
Construction & Engineering ( 0 .3% )
MasTec, Inc. (a) 944 392,761
Consumer Finance ( 0 .7% )
American Express Co. 1,668 564,201
Synchrony Financial 5,539 421,241
985,442
Consumer Staples Distribution & Retail ( 1 .9% )
Costco Wholesale Corp. 1,333 1,246,982
Walmart, Inc. 12,613 1,428,548
2,675,530
Containers & Packaging ( 0 .3% )
Amcor plc (b) 8,640 374,544
Diversified Telecommunication Services ( 0 .4% )
AT&T, Inc. 28,257 584,920
Electric Utilities ( 1 .1% )
Alliant Energy Corp. 4,991 380,764
Entergy Corp. 3,950 453,697
FirstEnergy Corp. 6,997 332,637
PPL Corp. 9,703 352,704
1,519,802
Electrical Equipment ( 1 .5% )
AMETEK, Inc. 1,969 476,380
Bloom Energy Corp., Class  A (a) 918 277,879
GE Vernova, Inc. 921 1,082,046
Hubbell, Inc., Class  B 517 270,494
2,106,799
Electronic Equipment, Instruments & Components ( 1 .3% )
Corning, Inc. 5,400 1,379,322
TE Connectivity plc 2,346 472,977
1,852,299
Energy Equipment & Services ( 0 .1% )
TechnipFMC plc 1,362 90,301
Entertainment ( 1 .6% )
Netflix, Inc. (a) 9,428 673,159
ROBLOX Corp., Class  A (a) 9,039 491,541
Spotify Technology SA (a) 308 141,412
Walt Disney Co. (The) 4,876 469,315
Warner Bros Discovery, Inc. (a) 17,385 463,484
2,238,911
Financial Services ( 3 .9% )
Berkshire Hathaway, Inc., Class  B (a) 3,739 1,870,958
Block, Inc., Class  A (a) 4,204 319,504
Fiserv, Inc. (a) 7,324 359,242
Mastercard, Inc., Class  A 2,439 1,252,671

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Rocket Cos., Inc., Class  A (a)(b) 1,760 $ 27,720
Toast, Inc., Class  A (a) 1,082 30,101
Visa, Inc., Class  A 4,784 1,641,343
5,501,539
Food Products ( 0 .2% )
General Mills, Inc. 7,243 252,056
Ground Transportation ( 0 .8% )
JB Hunt Transport Services, Inc. 1,849 535,156
Old Dominion Freight Line, Inc. 2,884 624,674
1,159,830
Health Care Equipment & Supplies ( 0 .6% )
Intuitive Surgical, Inc. (a) 1,352 537,663
ResMed, Inc. 1,800 350,784
888,447
Health Care Providers & Services ( 1 .6% )
Centene Corp. (a) 10,605 680,735
Labcorp Holdings, Inc. 1,550 434,000
UnitedHealth Group, Inc. 2,830 1,176,233
2,290,968
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 767 136,119
Hotels, Restaurants & Leisure ( 1 .3% )
Darden Restaurants, Inc. 1,951 401,926
Flutter Entertainment plc (a) 3,657 373,636
Las Vegas Sands Corp. 4,893 226,008
Viking Holdings Ltd. (a) 2,793 292,343
Yum! Brands, Inc. 2,911 465,352
1,759,265
Household Durables ( 0 .3% )
PulteGroup, Inc. 3,192 437,974
Household Products ( 0 .8% )
Procter & Gamble Co. (The) 7,450 1,092,468
Insurance ( 1 .9% )
Hartford Insurance Group, Inc. (The) 2,992 396,500
Loews Corp. 3,328 376,763
Markel Group, Inc. (a) 120 234,361
Principal Financial Group, Inc. 2,675 288,312
Prudential Financial, Inc. 4,282 462,156
Travelers Cos., Inc. (The) 1,732 571,768
W. R. Berkley Corp. 4,217 297,425
2,627,285
Interactive Media & Services ( 8 .4% )
Alphabet, Inc., Class  A (c) 13,419 4,795,548
Alphabet, Inc., Class  C 11,710 4,137,495
Meta Platforms, Inc., Class  A 4,887 2,752,798
Reddit, Inc., Class  A (a) 438 76,028
11,761,869
IT Services ( 1 .0% )
Cloudflare, Inc., Class  A (a) 818 200,639
CoreWeave, Inc., Class  A (a) 359 35,735
International Business Machines Corp. 2,726 766,578
MongoDB, Inc., Class  A (a) 935 314,066
Shares Value
Snowflake, Inc., Class  A (a) 211 $ 53,700
1,370,718
Life Sciences Tools & Services ( 0 .8% )
Illumina, Inc. (a) 1,614 283,789
Thermo Fisher Scientific, Inc. 1,138 570,548
West Pharmaceutical Services, Inc. 928 333,152
1,187,489
Machinery ( 1 .7% )
Caterpillar, Inc. 1,545 1,645,270
Dover Corp. 1,731 388,229
Otis Worldwide Corp. 4,123 295,207
2,328,706
Metals & Mining ( 0 .3% )
Anglogold Ashanti plc 987 79,838
Southern Copper Corp. 1,933 336,845
416,683
Multi-Utilities ( 1 .2% )
Ameren Corp. 3,632 410,561
CenterPoint Energy, Inc. (b) 9,985 439,740
CMS Energy Corp. 5,028 384,642
DTE Energy Co. 2,659 405,152
1,640,095
Oil, Gas & Consumable Fuels ( 3 .2% )
Cheniere Energy, Inc. 2,059 492,121
Chevron Corp. 6,542 1,084,402
Devon Energy Corp. 11,377 470,098
Exxon Mobil Corp. 12,930 1,767,790
Targa Resources Corp. 2,038 546,469
Venture Global, Inc., Class  A 13,972 155,508
4,516,388
Passenger Airlines ( 0 .4% )
Delta Air Lines, Inc. 6,158 576,758
Pharmaceuticals ( 4 .1% )
Eli Lilly & Co. 2,169 2,601,564
Johnson & Johnson 7,863 1,996,966
Merck & Co., Inc. 8,533 1,096,490
Royalty Pharma plc, Class  A 1,938 108,664
5,803,684
Professional Services ( 0 .5% )
Paychex, Inc. 4,501 442,583
SS&C Technologies Holdings, Inc. 3,403 211,156
653,739
Residential REITs ( 1 .4% )
AvalonBay Communities, Inc. 2,026 382,286
Equity Residential 6,019 408,871
Essex Property Trust, Inc. 1,428 416,390
Mid-America Apartment Communities, Inc. 2,686 373,193
Sun Communities, Inc. 2,912 349,178
1,929,918
Semiconductors & Semiconductor Equipment ( 19 .8% )
Advanced Micro Devices, Inc. (a) 2,638 1,532,441
Applied Materials, Inc. 916 662,268
Broadcom, Inc. (c) 10,856 4,100,854

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
Credo Technology Group Holding Ltd. (a) 590 $ 160,451
Entegris, Inc. 3,397 610,984
Intel Corp. 9,689 1,352,875
KLA Corp. 6,409 1,933,659
Lam Research Corp. 1,773 768,294
Marvell Technology, Inc. 2,490 741,746
Microchip Technology, Inc. 4,969 453,173
Micron Technology, Inc. 2,592 2,991,920
Monolithic Power Systems, Inc. 395 546,032
NVIDIA Corp. (c) 53,140 10,632,783
QUALCOMM, Inc. 2,760 510,020
Texas Instruments, Inc. 2,543 757,992
27,755,492
Software ( 6 .8% )
Circle Internet Group, Inc., Class  A (a) 2,344 146,805
Microsoft Corp. (c) 16,618 6,198,846
Oracle Corp. 3,730 546,631
Palantir Technologies, Inc., Class  A (a) 7,347 857,174
Salesforce, Inc. 3,709 581,052
Samsara, Inc., Class  A (a) 4,168 135,168
Strategy, Inc., Class  A (a) 991 86,148
Workday, Inc., Class  A (a) 3,192 390,765
Zoom Communications, Inc., Class  A (a) 2,744 236,835
Zscaler, Inc. (a) 2,427 342,571
9,521,995
Specialized REITs ( 0 .2% )
Crown Castle, Inc. 4,235 320,717
Specialty Retail ( 1 .4% )
Home Depot, Inc. (The) 3,342 1,178,656
Ross Stores, Inc. 2,552 543,193
Ulta Beauty, Inc. (a) 619 279,157
2,001,006
Technology Hardware, Storage & Peripherals ( 8 .0% )
Apple, Inc. (c) 33,665 9,741,304
Everpure, Inc., Class  A (a) 612 48,220
HP, Inc. 15,702 344,502
Sandisk Corp. (a) 455 1,034,547
11,168,573
Textiles, Apparel & Luxury Goods ( 0 .2% )
Amer Sports, Inc. (a) 833 28,189
Lululemon Athletica, Inc. (a) 2,127 242,861
271,050
Tobacco ( 0 .6% )
Philip Morris International, Inc. 4,363 789,310
Trading Companies & Distributors ( 0 .7% )
AerCap Holdings NV 790 115,166
Ferguson Enterprises, Inc. 976 231,634
United Rentals, Inc. 451 510,933
Watsco, Inc. (b) 361 150,440
1,008,173
Total Common Stocks
(Cost $117,953,048) 142,775,495
Shares
Short-Term Investments (1.5%)
Investment Company (1.5%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $2,125,602)
2,125,602 $ 2,125,602
Security held as Collateral on Loaned Securities ( 0 .0% ) (f)
Investment Company (0.0%)(f)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56% (e)
(Cost $28,424)
28,424 28,424
Total Short-Term Investments
(Cost $2,154,026) 2,154,026
–
Total Investments Excluding Purchased
Options ( 103 .5% ) (Cost $ 120,107,074 ) 144,929,521
Total Purchased Options Outstanding (1.4%)
(Cost $4,283,807) 2,006,938
Total Investments ( 104 .9% )
(Cost $ 124,390,881 ) including
$ 602,527 of Securities Loaned (g) (h) 146,936,459
Total Written Options (-5.0%)
(Premiums Received $ (4,678,956) ) (6,949,516)
Other Assets in Excess of Liabilities
(
0.0%
) (f) 13,295
Net Assets (100.0%) $ 140,000,238
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2026 , were $ 602,527 and $ 615,223 , respectively. The Fund received cash collateral of $ 28,424 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 586,799 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) All or a portion of the security pledged as collateral for Written options.
(d) For the period ended June 30, 2026, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$212,392 and proceeds from sales were $140,315, including net realized gain of $37,396.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2026, management fees paid were reduced by $1,992 relating to the Fund’s investment in the Liquidity Fund.
(f) Amount is less than 0.05%.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
(g) At June 30, 2026, the aggregate cost for federal income tax purposes is $124,390,881. The aggregate gross unrealized appreciation is $28,988,630 and the aggregate gross unrealized depreciation is $6,443,052, resulting in net unrealized appreciation of
$22,545,578.
(h) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2026 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
S&P 500 Index 48 USD 6,000 9/30/26 $ 35,996,928 $ 106,032 $ 852,222 $ (746,190)
S&P 500 Index 48 USD 6,185 12/31/26 35,996,928 346,800 989,827 (643,027)
S&P 500 Index 49 USD 5,860 3/31/27 36,746,864 423,850 1,324,980 (901,130)
S&P 500 Index 48 USD 6,750 6/30/27 35,996,928 1,130,256 1,116,778 13,478
Total $2,006,938 $4,283,807 $(2,276,869)
Call Options Written:
The Fund had the following call options written open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
48 USD 7,500 9/30/26 $ 35,996,928 $ (1,240,320) $ (826,049) $ (414,271)
S&P 500 Index
48 USD 7,710 12/31/26 35,996,928 (1,384,320) (787,802) (596,518)
S&P 500 Index
49 USD 7,430 3/31/27 36,746,864 (2,908,395) (925,247) (1,983,148)
S&P 500 Index
48 USD 8,625 6/30/27 35,996,928 (772,992) (773,482) 490
Total $(6,306,027) $(3,312,580) $(2,993,447)
Put Options Written:
The Fund had the following put options written open at June 30, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
Premiums
Received
Unrealized
Appreciation
S&P 500 Index
48 USD 4,700 9/30/26
$ 35,996,928
$ (33,840)
$ (292,275) $ 258,435
S&P 500 Index
48 USD 4,800 12/31/26
35,996,928
(103,680)
(300,795) 197,115
S&P 500 Index
49 USD 4,500 3/31/27
36,746,864
(148,225)
(415,451) 267,226
S&P 500 Index
48 USD 5,250 6/30/27
35,996,928
(357,744)
(357,855) 111
Total
$(643,489)
$(1,366,376) $722,887
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 36 .5%
Other** 15 .5
Financials 11 .1
Communication Services 9 .9
Consumer Discretionary 9 .4
Industrials 8 .9
Health Care 8 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2026.
** Sectors representing less than 5% of total investments.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”)
market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the
Adviser or Morgan Stanley Investment Management Limited (“MSIM Limited”) (Eaton Vance High Yield ETF) or Paramet-
ric Portfolio Associated LLC (the “Sub-Advisers”) (Parametric Equity Plus ETF, Parametric Equity Income ETF and Paramet-
ric Hedged Equity ETF) each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
Trustees; (7) senior loans are valued using a price provided by an approved valuation vendor and if a valuation is not available from any of the approved valuation vendor, then a quote from the broker/dealer will be used; (8) investments in Exchange
Traded Funds are valued at market price; (9) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (10) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respec-
tively, as of the close of the New York Stock Exchange; and (11) investments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valu-
ation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These proce-
dures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC
820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants at the measurement date. ASC 820 establishes a three tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value mea-
surements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of in-
vestments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judg-
ment and considers factors specific to each security.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value each Fund's investments as of June 30, 2026:
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Calvert International Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$418,882,063
(1)
$—  $—  $418,882,063
Rights
—  268   —   268
Warrants
—  —   —
(2)
 —
(2)
Short-Term Investments
Investment Company  4,430,674   —   —   4,430,674
Foreign Currency Forward Exchange Contracts
— 1 — 1
Total Assets $ 423,312,737  $ 269  $ —  $ 423,313,006
Liabilities:
Foreign Currency Forward Exchange Contracts
— (5) — (5)
Total $ 423,312,737  $ 264  $ —  $ 423,313,001
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Includes a security valued at zero.
Warrants
Beginning Balance
$ —
(1)
Purchases —
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation) from Investments still held as of June 30, 2026 $ —
(1) Includes a security valued at zero.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 25,096,600 $ — $ 25,096,600
Commercial Mortgage-Backed Securities — 29,801,465 — 29,801,465
Corporate Bonds — 116,539,912 — 116,539,912
U.S. Government and Agency Securities — 22,264,542 — 22,264,542
Total Fixed Income Securities — 193,702,519 — 193,702,519
Short-Term Investments
Investment Company 7,337,994 — — 7,337,994
Commercial Paper — 11,649,724 — 11,649,724
Total Short-Term Investments 7,337,994 11,649,724 — 18,987,718
Foreign Currency Forward Exchange Contracts
— 33,728 — 33,728
Total Assets $7,337,994 $205,385,971 $— $212,723,965
Liabilities:
Futures Contracts
(3,243) — — (3,243)
Total $7,334,751 $205,385,971 $— $212,720,722

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Calvert US Large-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$867,341,847
(1)
$—  $—  $867,341,847
Rights
—  —   34   34
Short-Term Investments
Investment Company  3,072,614   —   —   3,072,614
Total Assets $ 870,414,461  $ —  $ 34  $ 870,414,495
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Rights
Beginning Balance
$ —
Purchases 34
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ 34
Net change in unrealized appreciation (depreciation) from Investments still held as of June 30, 2026 $ —

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$18,124,495
(1)
$—  $—  $18,124,495
Rights
—  —   2   2
Short-Term Investments
Investment Company  90,095   —   —   90,095
Total Assets $ 18,214,590  $ —  $ 2  $ 18,214,592
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Rights
Beginning Balance
$ —
Purchases 2
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ 2
Net change in unrealized appreciation (depreciation) from Investments still held as of June 30, 2026 $ —

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Calvert US Mid-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$102,272,901
(1)
$—  $—  $102,272,901
Rights
—  —   16   16
Short-Term Investments
Investment Company  1,461,447   —   —   1,461,447
Total Assets $ 103,734,348  $ —  $ 16  $ 103,734,364
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Rights
Beginning Balance
$ —
Purchases 16
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ 16
Net change in unrealized appreciation (depreciation) from Investments still held as of June 30, 2026 $ —

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
Media $ — $ 540,156 $ — $ 540,156
Machinery — —
(1)
— —
(1)
Software — 587,258 — 587,258
Beverages — 513,371 — 513,371
Total Common Stocks
—  1,640,785 — 1,640,785
Fixed Income Securities
Asset-Backed Securities — 116,459,314 — 116,459,314
Corporate Bonds — 98,300,198 — 98,300,198
Variable Rate Senior Loan Interests — 1,096,585,713 — 1,096,585,713
Total Fixed Income Securities — 1,311,345,225 — 1,311,345,225
Short-Term Investments
Investment Company 92,300,035 — — 92,300,035
Total Assets $92,300,035 $1,312,986,010 $— $1,405,286,045
(1) Includes a security valued at zero.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 56,204,319 $ — $ 56,204,319
Short-Term Investments
Investment Company 227,266 — — 227,266
Municipal Bonds — 400,000 — 400,000
Total Short-Term Investments 227,266 400,000 — 627,266
Total Assets $227,266 $56,604,319 $— $56,831,585

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 22,737,719 $ — $ 22,737,719
Short-Term Investments
Investment Company 1,222,730 — — 1,222,730
Total Assets $1,222,730 $22,737,719 $— $23,960,449

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$4,894,763
(1)
$—  $—  $4,894,763
Convertible Preferred Stocks
 1,238,019   225,650   —   1,463,669
Fixed Income Securities
Asset-Backed Securities — 63,866,175 — 63,866,175
Collateralized Mortgage Obligations — Agency Collateral
Series — 362,453,957 — 362,453,957
Commercial Mortgage-Backed Securities — 342,262,380 — 342,262,380
Convertible Bonds — 20,204,338 — 20,204,338
Corporate Bonds — 386,092,534 — 386,092,534
Sovereign — 205,561,205 — 205,561,205
Total Fixed Income Securities — 1,380,440,589 — 1,380,440,589
Short-Term Investments
Investment Company 21,255,370 — — 21,255,370
U.S. Government and Agency Security — 9,925,735 — 9,925,735
Total Short-Term Investments 21,255,370 9,925,735 — 31,181,105
Foreign Currency Forward Exchange Contracts
— 3,299,454 — 3,299,454
Futures Contracts
13,734 — — 13,734
Purchased Options
— 79,237 — 79,237
Credit Default Swap Agreements
— 53,335 — 53,335
Centrally Cleared Interest Rate Swap Agreements
— 942,906 — 942,906
Total Assets $27,401,886 $1,394,966,906 $— $1,422,368,792
Liabilities:
Foreign Currency Forward Exchange Contracts
— (1,624,702) — (1,624,702)
Futures Contracts
(1,269,555) — — (1,269,555)
Written Options
— (52,656) — (52,656)
Credit Default Swap Agreements
— (1,831,657) — (1,831,657)
Centrally Cleared Interest Rate Swap Agreements
— (1,912,569) — (1,912,569)
Total Liabilities
$(1,269,555) $(5,421,584) $— $(6,691,139)
Total $26,132,331 $1,389,545,322 $— $1,415,677,653
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 503,987 $ — $ 503,987
Municipal Bonds — 221,154,297 — 221,154,297
U.S. Government and Agency Security — 1,491,504 — 1,491,504
Total Fixed Income Securities — 223,149,788 — 223,149,788
Short-Term Investments
Investment Company 6,261,858 — — 6,261,858
Municipal Bonds — 29,280,000 — 29,280,000
Total Short-Term Investments 6,261,858 29,280,000 — 35,541,858
Total Assets $6,261,858 $252,429,788 $— $258,691,646

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Mortgage Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 212,155,767 $ — $ 212,155,767
Collateralized Mortgage Obligations — Agency Collateral
Series — 250,623,818 — 250,623,818
Commercial Mortgage-Backed Securities — 394,157,668 — 394,157,668
Corporate Bonds — 39,881,892 — 39,881,892
Total Fixed Income Securities — 896,819,145 — 896,819,145
Short-Term Investments
Commercial Paper — 4,833,188 — 4,833,188
Certificates of Deposit — 31,467,047 — 31,467,047
U.S. Government and Agency Securities — 34,836,028 — 34,836,028
Total Short-Term Investments — 71,136,263 — 71,136,263
Foreign Currency Forward Exchange Contracts
— 913,896 — 913,896
Futures Contracts
731,910 — — 731,910
Total Assets $731,910 $968,869,304 $— $969,601,214
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (12,643,805) — (12,643,805)
Futures Contracts
(19,124) — — (19,124)
Total Liabilities
$(19,124) $(12,643,805) $— $(12,662,929)
Total $712,786 $956,225,499 $— $956,938,285

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 29,613,218 $ — $ 29,613,218
U.S. Government and Agency Security — 321,479 — 321,479
Total Fixed Income Securities — 29,934,697 — 29,934,697
Long Term Securities
Preferred Stocks 4,831,253 — — 4,831,253
Short-Term Investments
Investment Company 1,929,830 — — 1,929,830
Foreign Currency Forward Exchange Contracts
— 3,051 — 3,051
Total Assets $6,761,083 $29,937,748 $— $36,698,831

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 237,602,565 $ — $ 237,602,565
Collateralized Mortgage Obligations — Agency Collateral
Series — 73,965,782 — 73,965,782
Commercial Mortgage-Backed Securities — 232,480,367 — 232,480,367
Corporate Bonds — 569,050,202 — 569,050,202
Sovereign — 2,770,466 — 2,770,466
U.S. Government and Agency Securities — 168,368,941 — 168,368,941
Total Fixed Income Securities — 1,284,238,323 — 1,284,238,323
Investment Companies
29,567,976 — — 29,567,976
Short-Term Investments
Investment Company 57,473,402 — — 57,473,402
U.S. Government and Agency Security — 3,472,630 — 3,472,630
Total Short-Term Investments 57,473,402 3,472,630 — 60,946,032
Foreign Currency Forward Exchange Contracts
— 308,516 — 308,516
Futures Contracts
38,628 — — 38,628
Total Assets $87,080,006 $1,288,019,469 $— $1,375,099,475
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (15,622,123) — (15,622,123)
Futures Contracts
(1,503,425) — — (1,503,425)
Total Liabilities
$(1,503,425) $(15,622,123) $— $(17,125,548)
Total $85,576,581 $1,272,397,346 $— $1,357,973,927

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 4,207,659 $ — $ 4,207,659
Municipal Bonds — 659,931,429 — 659,931,429
U.S. Government and Agency Security — 2,983,008 — 2,983,008
Total Fixed Income Securities — 667,122,096 — 667,122,096
Short-Term Investments
Investment Companies 5,920,613 — — 5,920,613
Municipal Bonds — 95,895,000 — 95,895,000
Total Short-Term Investments 5,920,613 95,895,000 — 101,815,613
Total Assets $5,920,613 $763,017,096 $— $768,937,709

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 579,652,071 $ — $ 579,652,071
Collateralized Mortgage Obligations — Agency Collateral
Series — 1,530,141,184 — 1,530,141,184
Commercial Mortgage-Backed Securities — 655,757,402 — 655,757,402
Convertible Bonds — 297,612 — 297,612
Corporate Bonds — 1,527,373,807 — 1,527,373,807
Sovereign — 118,221,103 — 118,221,103
U.S. Government and Agency Securities — 1,845,815,119 — 1,845,815,119
Total Fixed Income Securities — 6,257,258,298 — 6,257,258,298
Investment Companies
52,929,036 — — 52,929,036
Short-Term Investments
Investment Company 337,087,941 — — 337,087,941
U.S. Government and Agency Security — 9,050,224 — 9,050,224
Total Short-Term Investments 337,087,941 9,050,224 — 346,138,165
Foreign Currency Forward Exchange Contracts
— 2,899,247 — 2,899,247
Futures Contracts
3,746,733 — — 3,746,733
Purchased Options
— 30,598 — 30,598
Credit Default Swap Agreements
— 19,631 — 19,631
Centrally Cleared Interest Rate Swap Agreements
— 247,896 — 247,896
Total Assets $393,763,710 $6,269,505,894 $— $6,663,269,604
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (157,095,038) — (157,095,038)
Foreign Currency Forward Exchange Contracts
— (818,975) — (818,975)
Futures Contracts
(2,629,397) — — (2,629,397)
Written Options
— (3,735) — (3,735)
Centrally Cleared Interest Rate Swap Agreements
— (244,973) — (244,973)
Total Liabilities
$(2,629,397) $(158,162,721) $— $(160,792,118)
Total $391,134,313 $6,111,343,173 $— $6,502,477,486

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 30,293,499 $ — $ 30,293,499
Commercial Mortgage-Backed Securities — 31,067,844 — 31,067,844
Corporate Bonds — 125,003,701 — 125,003,701
U.S. Government and Agency Security — 27,602,517 — 27,602,517
Total Fixed Income Securities — 213,967,561 — 213,967,561
Investment Company
704,100 — — 704,100
Short-Term Investments
Investment Company 7,005,024 — — 7,005,024
Commercial Paper — 10,551,749 — 10,551,749
Total Short-Term Investments 7,005,024 10,551,749 — 17,556,773
Foreign Currency Forward Exchange Contracts
— 23,184 — 23,184
Total Assets $7,709,124 $224,542,494 $— $232,251,618
Liabilities:
Futures Contracts
(5,910) — — (5,910)
Total $7,703,214 $224,542,494 $— $232,245,708

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$27,519,970
(1)
$—  $—  $27,519,970
Purchased Options
15,434  180,033 — 195,467
Short-Term Investment
Investment Company  1,365,230   —   —   1,365,230
Total Assets $ 28,900,634  $ 180,033  $ —  $ 29,080,667
Liabilities:
Written Options
 (98,978)  (207,841)  —   (306,819)
Total $ 28,801,656  $ (27,808) $ —  $ 28,773,848
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$398,147,018
(1)
$—  $—  $398,147,018
Short-Term Investments
Investment Company  7,799,287   —   —   7,799,287
Total Assets $ 405,946,305  $ —  $ —  $ 405,946,305
Liabilities:
Written Options
 (916,055)  —   —   (916,055)
Total $ 405,030,250  $ —  $ —  $ 405,030,250
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valua-
tion changes.
Parametric Hedged Equity ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$142,775,495
(1)
$—  $—  $142,775,495
Purchased Options
2,006,938  — — 2,006,938
Short-Term Investments
Investment Company  2,154,026   —   —   2,154,026
Total Assets $ 146,936,459  $ —  $ —  $ 146,936,459
Liabilities:
Written Options
 (6,949,516)  —   —   (6,949,516)
Total $ 139,986,943  $ —  $ —  $ 139,986,943
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.